                                                             File No. 333-141415
                                                                       811-09193

     As filed with the Securities and Exchange Commission on April 25, 2018

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       Pre-Effective Amendment No.    [ ]

                       Post-Effective Amendment No. 11 [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 56

                        (Check appropriate box or boxes)

               AUL American Individual Variable Annuity Unit Trust
                           (Exact Name of Registrant)

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

              One American Square, Indianapolis, Indiana 46206-0368 (Address of Depositor's Principal Executive Offices) (Zip Code)

                  Depositor's Telephone Number: (317) 285-1213

                                  Stephen L. Due
                            Associate General Counsel
                     American United Life Insurance Company
                               One American Square
                        Indianapolis, Indiana 46206-0368
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] On May 1, 2018 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed amendment

PROSPECTUS FOR

VOYAGE PROTECTOR -

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE ANNUITY



[ONEAMERICA_KO_LOGO2]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A OneAmerica(R) COMPANY
P.O. BOX 368, INDIANAPOLIS, INDIANA 46206-0368
TELEPHONE: (800) 537-6442



      May 1, 2018

                       SUPPLEMENT TO THE PROSPECTUS OF

            INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                              VOYAGE PROTECTOR
                    INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                 OFFERED BY
                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)
    ONE AMERICAN SQUARE, INDIANAPOLIS, INDIANA 46206-0368; (317) 285-1877 VARIABLE PRODUCTS SERVICE OFFICE: P.O. BOX 7127, INDIANAPOLIS, INDIANA
                         46206-7127; (800) 537-6442;
                             WWW.ONEAMERICA.COM

Pursuant to the SEC staff's position in the Great-West Life & Annuity Insurance Co. No Action Letter (publicly available October 23, 1990) concerning annual update requirements for inactive contracts, Registrant is no longer required to, and will not, file annual post-effective amendments to this Form N-4.

May 1, 2018

                                 PROSPECTUS

            INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                              VOYAGE PROTECTOR
                    INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                 OFFERED BY
                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)
    ONE AMERICAN SQUARE, INDIANAPOLIS, INDIANA 46206-0368, (317) 285-1877 VARIABLE PRODUCTS SERVICE OFFICE: P.O. BOX 7127, INDIANAPOLIS, INDIANA
                         46206-7127, (800) 537-6442,
                             www.oneamerica.com

This Prospectus describes individual variable Annuity contracts (the "Contracts") offered by American United Life Insurance Company(R) ("AUL" or the "Company") subject to approval in individual states. AUL designed the Contracts for use in connection with retirement plans and deferred compensation plans for individuals. Contract Owners may use the Contracts in connection with retirement plans that meet the requirements of Sections 401, 403(b), 408, 408A or 457 of the Internal Revenue Code.

This Prospectus describes Contracts for which Premiums may vary in amount and frequency, subject to certain limitations ("Flexible Premium Contracts"). These Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed and variable Annuity payments to begin on a future date.

A Contract Owner may allocate Premiums, designated to accumulate on a variable basis, to one (1) or more of the Investment Accounts of a Separate Account of AUL. The Separate Account is named the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"). Each Investment Account invests exclusively in shares of one (1) of the following Fund portfolios:


      AB Variable Products Series Fund, Inc.                            Invesco V.I. Funds Trust

      Alger Portfolio                                                   Janus Aspen Series

      American Century(R) Variable Portfolios, Inc.                     Neuberger Berman Advisers Management Trust

      Calvert Variable Series, Inc.                                     Pioneer Variable Contracts Trust (VCT)

      Columbia Variable Portfolios                                      The Royce Funds

      Dreyfus Investment Portfolios                                     T. Rowe Price Equity Series, Inc.

      Fidelity(R) Variable Insurance Products Freedom Funds             T. Rowe Price Fixed Income Series, Inc.

      Fidelity(R) Variable Insurance Products                           Timothy Plan(R) Portfolio Variable Series

      Franklin Templeton Variable Insurance Products Trust              Northern Lights Variable Trust

      Goldman Sachs Variable Insurance Trust                            Vanguard(R) Variable Insurance Fund



Premiums allocated to an Investment Account of the Variable Account will increase or decrease in dollar value depending on the investment performance of the corresponding mutual fund portfolios in which the Investment Account invests. These amounts are not guaranteed. In the alternative, a Contract Owner may allocate Premiums to AUL's Fixed Account. Such allocations will earn interest at rates that are paid by AUL as described in "The Fixed
Account(s)."


This Prospectus concisely sets forth information about the Contracts and the Variable Account that a prospective investor should know before investing. Certain additional information is contained in a "Statement of Additional Information," dated May 1, 2018, which has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the Statement of Additional Information without charge by calling or writing AUL at the telephone number or address indicated above. A post card affixed to the printed Prospectus can be removed to send for a Statement of Additional Information. The table of contents of the Statement of Additional Information is located at the end of this Prospectus.


Expenses for Contracts with the Extra Credit Premium Rider may be higher than expenses for Contracts without the rider. If the rider is elected, the amount credited to the Contract may be more than offset by the additional fees and charges associated with the Extra Credit Premium Rider.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be accompanied by the current prospectuses for the Fund or Funds being considered. Each of these prospectuses should be read carefully and retained for future reference.


                 THE DATE OF THIS PROSPECTUS IS MAY 1, 2018.

                           TABLE OF CONTENTS



Description                                              Page

DEFINITIONS...........................................      4

SUMMARY...............................................      6
   Purpose of the Contracts...........................      6
   Types of Contracts.................................      6
   The Variable Account and the Funds.................      6
   Summary of the Fixed Account.......................      6
   Premiums...........................................      6
   Right to Examine...................................      6
   Transfers..........................................      7
   Charges............................................      7
   Distributions......................................      7
    Withdrawals.......................................      7
    The Death Benefit.................................      7
   Dollar Cost Averaging Program......................      7
   Portfolio Rebalancing Program......................      7
   Extra Credit Premium Rider.........................      7
   Portfolio Optimization Program.....................      7
   Other Optional Benefit Riders......................      8
   Contacting AUL.....................................      8

EXPENSE TABLE.........................................      8

CONDENSED FINANCIAL INFORMATION.......................     10

INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS................................     26
   American United Life Insurance Company(R)..........     26
   The Variable Account...............................     26
   The Funds..........................................     26
   Revenue AUL Receives...............................     30

THE CONTRACTS.........................................     30
   General............................................     30

PREMIUMS AND ACCOUNT VALUES DURING
THE ACCUMULATION PERIOD...............................     30
   Application for a Contract.........................     30
   Premiums Under the Contracts.......................     30
   Right to Examine Period............................     31
   Allocation of Premiums.............................     31
   Transfers of Account Value.........................     31
   Abusive Trading Practices..........................     32
    Late Trading......................................     32
    Market Timing.....................................     32
   Dollar Cost Averaging Program......................     32
    Portfolio Rebalancing Program.....................     33
   Portfolio Optimization Program.....................     33
    The Program.......................................     33
    The Portfolio Optimization Models.................     33




Description                                              Page

PREMIUMS AND ACCOUNT VALUES DURING
THE ACCUMULATION PERIOD (continued)
    Periodic Updates of the Portfolio Optimization
     Model and Notices of Updates.....................     34
    Selecting a Portfolio Optimization Model..........     34
    Quarterly Reports.................................     34
    Risks.............................................     34
   Contract Owner's Variable Account Value............     35
    Accumulation Units................................     35
    Accumulation Unit Value...........................     35
    Net Investment Factor.............................     35

CHARGES AND DEDUCTIONS................................     35
   Premium Tax Charge.................................     35
   Withdrawal Charge..................................     35
   Mortality and Expense Risk Charge..................     36
   Annual Contract Fee................................     36
   Administrative Fee.................................     36
   Rider Charges......................................     36
   Other Charges......................................     37
   Variations in Charges..............................     37
   Guarantee of Certain Charges.......................     37
   Expenses of the Funds..............................     37

DISTRIBUTIONS.........................................     37
   Cash Withdrawals...................................     37
   Death Proceeds Payment Provisions..................     37
   Death Benefits and Multiple Beneficiaries..........     38
   Standard Contractual Death Benefit.................     38
   Enhanced Death Benefit Rider.......................     38
   Death of the Owner.................................     38
   Death of the Annuitant.............................     38
   Payments from the Variable Account.................     39
   Annuity Period.....................................     39
    General...........................................     39
    Fixed Payment Annuity.............................     39
    Variable Payment Annuity..........................     39
    Payment Options...................................     40
    Selection of an Option............................     40

THE FIXED ACCOUNT(S)..................................     40
   Summary of the Fixed Account.......................     40
   Withdrawals........................................     41
   Transfers..........................................     41
   Contract Charges...................................     41
   Payments from the Fixed Account....................     41

MORE ABOUT THE CONTRACTS..............................     41
   Designation and Change of Beneficiary..............     41
   Assignability......................................     42
   Proof of Age and Survival..........................     42
   Misstatements......................................     42
   Acceptance of New Premiums.........................     42

Description                                              Page

MORE ABOUT THE CONTRACTS (continued)
   Optional Benefits..................................     42
    Enhanced Death Benefit Rider......................     42
    6% Extra Credit Premium Rider.....................     42
    Guaranteed Return of Premium Rider................     43
    Guaranteed Minimum Withdrawal Benefit Rider.......     43
    General Provisions of Both Riders.................     43
    Owner and Spousal Lifetime Guaranteed
     Minimum Withdrawal Benefit Rider.................     44
    Lifetime Guaranteed Minimum Withdrawal
     Benefit Rider....................................     45
    Long Term Care Facility and Terminal Illness
     Benefit Rider....................................     45

FEDERAL TAX MATTERS...................................     46
   Introduction.......................................     46
   Diversification Standards..........................     46
   Taxation of Annuities in General-Non-Qualified
    Plans.............................................     46
   Additional Considerations..........................     47
   Qualified Plans....................................     48
   Qualified Plan Federal Taxation Summary............     49
   403(b) Programs - Constraints on Withdrawals.......     49

OTHER INFORMATION.....................................     49
   Mixed and Shared Funding...........................     49
   Voting of Shares of the Funds......................     50
   Substitution of Investments........................     50
   Changes to Comply with Law and Amendments..........     51
   Reservation of Rights..............................     51
   Periodic Reports...................................     51
   Payments to Agents, Intermediaries and
    Other Financial Professionals.....................     51
   Legal Proceedings..................................     51
   Legal Matters......................................     51
   Financial Statements...............................     51

STATEMENT OF ADDITIONAL INFORMATION...................     52

                                 DEFINITIONS


Various terms commonly used in this Prospectus are defined as follows:

403(b) PLAN - An arrangement by a public school organization or an organization that is described in Section 501(c)(3) of the Internal Revenue Code, including certain charitable, educational and scientific organizations, under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.

408 OR 408A PLAN - A plan of individual retirement accounts or annuities, including a traditional IRA, a simplified employee pension plan, SIMPLE IRA plan or Roth IRA established by an employer, that meets the requirements of
Section 408 or 408A of the Internal Revenue Code.

457 PLAN - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code.

ACCOUNT VALUE - The total sum of a Contract Owner's value in the Variable Account and the Fixed Account. Initially, it is equal to the initial Premium less any applicable Premium tax, and thereafter reflects the net result of Premiums, investment experience, charges deducted, and any withdrawals taken. Account Value will be reduced by any unvested credits applied for the Extra Credit Premium Rider (if chosen) upon exercise of the right to examine or withdrawal.

ACCUMULATION PERIOD - The period starting on the Contract Date and ending when the Contract is terminated, either through surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUAL FREE WITHDRAWAL AMOUNT - The amount that may be withdrawn without incurring withdrawal charges, which is 12 percent of the Premium still subject to a withdrawal charge.

ANNUITANT - The person or persons upon whose life Annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant, Beneficiary or payee during the period specified in the Annuity Option.

ANNUITY DATE - The first (1st) day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of Annuity payments are made to an Annuitant, contingent Annuitant, or Beneficiary.

ANNUITY PERIOD - The period during which Annuity payments are made.

ASSUMED INTEREST RATE (AIR) - The investment rate built into the Variable Payment Annuity table used to determine the first Annuity payment.

AUL - American United Life Insurance Company(R).

BENEFICIARY - The person having the right to receive the Death Proceeds, if any, payable upon the death of the Contract Owner during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3 - under which the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).

BENEFIT BASE - An amount initially used to determine the Guaranteed Annual Withdrawal Amount. The Benefit Base will increase or decrease as described under the provisions of the Guaranteed Minimum Withdrawal Benefit Rider.

BUSINESS DAY - A day on which both the Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, the Corporate Office is not open for business on the day after Thanksgiving, but the Corporate Office may not be open for business on other days.

CASH VALUE - An Owner's Account Value minus the applicable withdrawal charge.

CONTRACT ANNIVERSARY - The yearly anniversary of the Contract Date.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date the initial Premium is accepted under a Contract, and it is the date used to determine Contract Years and Contract Anniversaries.

CONTRACT OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. A trustee or custodian may be designated to exercise an Owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Section 401 or 408 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b) or 457 Program. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, or administrator.

CONTRACT YEAR - A period beginning with one (1) Contract Anniversary, or, in the case of the first (1st) Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary.

CORPORATE OFFICE - The Variable Products Service Office at AUL's principal business office, One American Square,

P.O. Box 7127, Indianapolis, Indiana 46206-7127, (800) 537-6442.
www.oneamerica.com.

DEATH PROCEEDS - The amount payable to the Beneficiary by reason of the death of the Annuitant or Owner during the Accumulation Period in accordance with the terms of the Contract.

EMPLOYEE BENEFIT PLAN - A pension or profit-sharing plan established by an employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.

FIRST YEAR PREMIUM - Premium received by AUL from a Contract Owner with an effective date in the first (1st) Contract Year.

FIXED ACCOUNT - An account that is part of AUL's General Account, and is not part of or dependent upon the investment performance of the Variable Account. The Fixed Account is not available in all states.

FIXED ACCOUNT VALUE - The total value under a Contract allocated to the Fixed Account.

FUNDS - A diversified, open-end management investment company commonly referred to as a Fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT ("GAWA") - The maximum amount that may be withdrawn each year without reducing the Benefit Base for subsequent Contract Years.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT ("GAWA") PERCENTAGE - The percentage that is multiplied by the Benefit Base to determine GAWA. The percentage is shown on the Rider Specifications Page.

HR-10 PLAN - An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.

INVESTMENT ACCOUNT/INVESTMENT OPTION - One (1) or more of the subdivisions of the Separate Account. Each Investment Account invests in a corresponding portfolio of a particular Fund.

OWNER - See "Contract Owner."

PREMIUM(S) - The amounts paid to AUL as consideration for the Contract. In those states that require the payment of Premium tax upon receipt of a Premium by AUL, the term "Premium" shall refer to the amount received by AUL net of the amount deducted for Premium tax.

PREMIUM YEAR - The year in which a Premium is received. The Premium Year begins with the payment date of each Premium.

PROPER NOTICE - Notice that is received at the Corporate Office in a form that is acceptable to AUL.

SEPARATE ACCOUNT - AUL American Individual Variable Annuity Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding Fund portfolio.

SPOUSE - For purposes of the Lifetime and Spouse Guaranteed Minimum Benefit Withdrawal Rider, the Spouse shall mean the person who is legally recognized as the Spouse of the Contract Owner under the laws of the state in which the Contract Owner permanently resides at the time of the first (1st) withdrawal. Any benefit due under this rider and the continuation of this rider are extended to this Spouse only.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day.

VALUATION PERIOD - The Valuation Period begins at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date. Generally, the Valuation Date is "closed" at or about 4:00 P.M. EDT on each day the NYSE is open for trading. The Valuation Date may close earlier than 4:00 P.M. EDT if the NYSE closes earlier than 4:00 P.M. and it is possible to determine the net asset value at that time.

VARIABLE ACCOUNT - The Separate Account.

VARIABLE ACCOUNT VALUE - The Account Value of this Contract which is invested in one (1) or more Investment Accounts.

                            SUMMARY


This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Account" section of this Prospectus briefly describe the Fixed Account.


PURPOSE OF THE CONTRACTS

AUL offers the individual variable Annuity contracts ("Contracts") described in this Prospectus for use in connection with taxable contribution retirement plans and deferred compensation plans for individuals (collectively "non-Qualified Plans"). AUL also offers the Contracts for use by individuals in connection with retirement plans that meet the requirements of Sections 401(a), 403(b), 457, 408 or 408A of the Internal Revenue Code, allowing for pre-tax contributions (collectively "Qualified Plans"). While variable Annuities may provide a Contract Owner with additional investment and insurance or Annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the Annuity contract. A variable Annuity contract presents a dynamic concept in retirement planning designed to give Contract Owners flexibility in attaining investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed and variable Annuity payments. During the Accumulation Period, a Contract Owner can allocate Premiums to the various Investment Accounts of the Variable Account or to the Fixed Account. See "The Contracts."

Investors should carefully consider the tax benefits and disadvantages of a Contract, and should consult a tax advisor. The tax benefits can be important for investors seeking retirement income. The Contract may be disadvantageous for those who do not plan to use the Contract as a source of retirement income. The tax treatment may not be important for investors using the Contract in connection with certain Qualified Plans. Investors should also consider the investment and Annuity benefits offered by the Contracts.


TYPES OF CONTRACTS

AUL offers Contracts for which Premiums may vary in amount and frequency, subject to certain limitations ("Flexible Premium Contracts"). These Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both.


THE VARIABLE ACCOUNT AND THE FUNDS

AUL will allocate Premiums designated to accumulate on a variable basis to the Variable Account. See "Variable Account." The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the portfolios listed in the table starting on page 27.

Each of the Funds has a different investment objective. A Contract Owner may allocate Premiums to one (1) or more of the Investment Accounts available under a Contract. Premiums allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Contract Owner bears the investment risk for amounts allocated to an Investment Account of the Variable Account.


SUMMARY OF THE FIXED ACCOUNT

A Contract Owner may allocate Premiums to the Fixed Account which is part of AUL's General Account. The Fixed Account is not available in all states.

Amounts allocated to the Fixed Account earn interest at rates periodically determined by AUL. Generally, any current rate that exceeds the guaranteed rate will be effective for the Contract for a period of at least one (1) year. These rates are guaranteed to be at least equal to a minimum effective annual rate ranging between 1 percent and 4 percent, depending on the contract ("Guaranteed Rate").


PREMIUMS

The Contract Owner may vary Premiums in amount and frequency. The minimum monthly APP (Automatic Premium Payment) is $100. Otherwise, the minimum annual Premium is $1,000. The minimum First (1st) Year Premium is $1,000. See "Premiums under the Contracts."


RIGHT TO EXAMINE

The Owner has the right to return the Contract for any reason within the Right to Examine Period, which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to AUL's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement annuities, created under 408 and 408(A), (if returned within seven (7) days of receipt).

TRANSFERS

A Contract Owner may transfer his or her Variable Account Value among the available Investment Accounts or to the Fixed Account at any time during the Accumulation Period. The Contract Owner may transfer part of his or her Fixed Account Value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. The minimum transfer amount from any one Investment Account or from the Fixed Account is $500. If the Account Value in an Investment Account or the Fixed Account prior to a transfer is less than $500, then the minimum transfer amount is the Contract Owner's remaining Account Value in that account. If, after any transfer, the remaining Account Value in an Investment Account or in the Fixed Account would be less than $25, then AUL will treat that request as a request for a transfer of the entire Account Value.

If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, the transfer right may be restricted. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet-based transfers. Transfers may result in a charge to the Contract Owner.


CHARGES

AUL will deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges include a withdrawal charge assessed upon withdrawal or surrender, a mortality and expense risk charge, a Premium tax charge, an administrative fee, fees for selected optional benefit riders and an annual Contract fee. In addition, the Funds pay investment advisory fees and other expenses. For further information on these charges and expenses, see "Charges and Deductions."


DISTRIBUTIONS


WITHDRAWALS

The Contract Owner may surrender or take a withdrawal from the Account Value at any time before the Annuity Date. Withdrawals and surrenders are subject to the limitations under any applicable Qualified Plan and applicable law. The minimum withdrawal amount is $100 for systematic withdrawals and $500 for all other withdrawals.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "403(b) Programs-Constraints on Withdrawals." See "Cash Withdrawals" for more information, including the possible charges and tax consequences of surrenders or withdrawals.


THE DEATH BENEFIT

If a Contract Owner dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. The amount of the death benefit is equal to the Death Proceeds. A death benefit will not be payable if the Contract Owner dies on or after the Annuity Date, except as may be provided under the Annuity Option elected. See "The Death Proceeds Payment Provisions" and "Annuity Period."


DOLLAR COST AVERAGING PROGRAM

At any time, the Contract Owner may purchase units of an Investment Account over a period of time through the Dollar Cost Averaging ("DCA") Program. Under the DCA Program, the Contract Owner authorizes AUL to transfer a specific dollar amount from the Goldman Sachs VIT Money Market Fund ("GSMMF") into one
(1) or more other Investment Accounts at the unit values determined on the dates of the transfers. These transfers will continue automatically until AUL receives notice from the Contract Owner to discontinue the DCA Program, or until there is not enough money in the GSMMF to continue the DCA Program. To participate in the DCA Program, AUL requires a minimum deposit of $10,000 into the GSMMF. For further information, see the explanation under "Dollar Cost Averaging Program."


PORTFOLIO REBALANCING PROGRAM

If the Contract Owner does not participate in the Portfolio Optimization Program, he or she may elect to automatically adjust his or her Investment Account balances consistent with the allocation most recently requested. AUL can do this on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences.


EXTRA CREDIT PREMIUM RIDER

The Extra Credit Premium Rider, if selected, offers a credit of 6 percent of the total First (1st) Year Premium payments (the "Credit"). There is a separate charge for this rider. If an Owner selects the Extra Credit Premium Rider at the time of application, AUL will credit an extra amount to the Contract each time the Owner makes a Premium payment within the first twelve (12) months after the Contract is issued. Any withdrawals or surrender will result in the recapture of a portion of the Credit amount, according to the Credit vesting schedule. See "Expense Table" for detail regarding the charges for this rider. See "Extra Credit Premium Rider" below for more detail regarding the rider.


PORTFOLIO OPTIMIZATION PROGRAM (THE "PROGRAM")

Portfolio Optimization is diversification among asset classes to help reduce volatility over the long-term. If the Owner selects a Portfolio Optimization model, the Owner's initial Premium payment will be allocated to the Investment Options according to the model the Owner selects. Subsequent Premium payments will also be allocated accordingly. The Program automatically rebalances the Owner's Contract annually, to maintain the asset allocation given in the Owner's Portfolio Optimization model (which may be updated annually; see below).

All the Portfolio Optimization models generally are evaluated on an annual basis. Each model may change and Investment Options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, the Owner's model will be automatically updated to the new version. This means the Owner's allocations, and potentially the underlying Investment Options, will automatically change and the Owner's Account Value (plus any applied Credits) will be automatically rebalanced among the Investment Options in the Owner's model each year.

The Program must be chosen if the Owner elects certain riders. If the Owner elects one of these riders and later terminates the Program, the rider(s) will automatically terminate.


OTHER OPTIONAL BENEFIT RIDERS

AUL offers one other optional benefit rider with separate charges. A Contract Owner may add, at issue, an Enhanced Death Benefit Rider. See "Optional Benefits" for a description of the benefits and "Expense Table" for detail regarding the charges for the individual benefits. This rider may not be available in all states, and there is no guarantee that it will be available in all states in the future.


CONTACTING AUL

Individuals should direct all written requests, notices, and forms required under these Contracts, and any questions or inquiries, to AUL's Variable Products Office at the address and phone number shown on the front of this Prospectus.





                                EXPENSE TABLE


The following tables describe the fees and expenses that the Owner will pay when buying, owning, and surrendering the Contract. The first (1st) table describes the fees and expenses that the Owner will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge."


CONTRACT OWNER TRANSACTION EXPENSES


 DEFERRED SALES LOAD (AS A PERCENTAGE OF PREMIUM SURRENDERED, BASED ON DATE OF
           DEPOSIT; ALSO REFERRED TO AS A "WITHDRAWAL CHARGE" )(1)


                 CHARGE AS A PERCENTAGE OF PREMIUM ON WITHDRAWAL EXCEEDING 12% ANNUAL FREE WITHDRAWAL AMOUNT(1)

Premium Year                                            1        2        3        4        5        6        7       8 or more
-------------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge                                      7%       6%       5%       4%       3%       2%       1%          0%

(1) An amount withdrawn during a Contract Year referred to as the Annual Free Withdrawal Amount will not be subject to a withdrawal charge. The Annual Free Withdrawal Amount is 12 percent of Premium still subject to a withdrawal charge. See "Withdrawal Charge."

The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Contract, not including Fund expenses.

The information contained in the table is not generally applicable to amounts allocated to the Fixed Account or to Annuity payments under an Annuity Option.


ANNUAL CONTRACT FEE
Maximum Annual Contract fee for Contracts less than $50,000 Account Value and Credits                                    $     35
Maximum Annual Contract fee for Contracts $50,000 or greater Account Value and Credits                                   $      0

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF ANNUAL ACCOUNT VALUE)
Administrative Fee(2)                                                                                                         0.15%
Standard Individual Deferred Variable Annuity(2)
Mortality and expense risk charge                                                                                             1.15%
Optional Rider Expenses (as an equivalent annual percentage of average Account Value)
Enhanced Death Benefit Rider(2)                                                                                               0.15%
Guaranteed Return of Premium Rider(2)(5)                                                                                      1.00%
6% Extra Credit Premium Rider(3)                                                                                              0.75%
Maximum Lifetime Guaranteed Minimum Withdrawal Benefit Rider(4)(5)                                                            1.15%
Maximum Owner and Spousal Lifetime Guaranteed Minimum Withdrawal Benefit Rider(4)(5)                                          1.45%
Long-Term Care Facility and Terminal Illness Benefit Rider                                                                no charge
Optional Fees
Transfer fee per transfer for transfers in excess of 24 in a Contract Year                                               $     25

(2) The Variable Account expenses set forth apply exclusively to allocations made to the Investment Account(s) of the Variable Account. Such charges do not apply to, and will not be assessed against, allocations made to the Fixed Account. Such charges will be deducted from the Account Value at the beginning of each month that the Contract is in force.

(3) The expenses set forth apply to allocations made to both the Investment Account(s) of the Variable Account and the Fixed Account. Such charges will be deducted from the Account Value at the beginning of each month that the Contract is in force.

(4) The charge will be assessed monthly against the greater of the Account Value and the Benefit Base.


(5) These riders are no longer available for Contracts applied for on or after February 2, 2009 and may not be purchased at the time the Contract is issued or at any time after issue for any Contracts applied for on or after February 2, 2009.


The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


TOTAL FUND ANNUAL OPERATING EXPENSES                                                        MINIMUM                  MAXIMUM
-----------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses)                                                   0.10%                    2.42%



EXAMPLE

The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. The Example is per $1,000. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


(1) If the Owner surrenders his or her Contract at the end of the applicable time period:


                                                                                 1 Year      3 Years     5 Years     10 Years
Flexible Premium Contracts                                                       $117.78     $204.17     $290.65      $503.40


(2) If the Owner annuitizes at the end of the applicable time period:


                                                                                 1 Year      3 Years     5 Years     10 Years
Flexible Premium Contracts                                                       $117.78     $204.17     $290.65      $503.40


(3) If the Owner does not surrender his or her Contract:

                                                                                 1 Year      3 Years     5 Years     10 Years
Flexible Premium Contracts                                                       $52.48      $157.53     $262.67      $503.40

                       CONDENSED FINANCIAL INFORMATION



The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the year of first deposit or the ten-year period from January 1, 2008 through December 31, 2017. The following tables should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2017. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Registered Public Accounting Firm.



                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
AB VPS International Growth Portfolio - A Class
    2017                                             $  3.73                      $  4.97                          7,700
    2016                                                4.05                         3.73                         13,642
    2015                                                4.19                         4.05                         18,698
    2014                                                4.29                         4.19                         22,958
    2013                                                3.83                         4.29                         36,416
    2012                                                3.36                         3.83                         26,811
    2011                                                4.04                         3.36                         38,294
    2010                                                3.63                         4.04                         40,747
    2009                                                2.63                         3.63                         18,953
    2008                                                5.00 (05/01/2008)            2.63                          1,119

AB VPS International Value Portfolio - A Class
    2017                                             $  3.32                      $  4.12                          9,760
    2016                                                3.38                         3.32                         16,254
    2015                                                3.34                         3.38                         16,469
    2014                                                3.61                         3.34                         26,217
    2013                                                2.97                         3.61                         42,235
    2012                                                2.63                         2.97                         29,648
    2011                                                3.30                         2.63                         50,111
    2010                                                3.20                         3.30                      2,985,923
    2009                                                2.40                         3.20                      2,872,840
    2008                                                5.00 (05/01/2008)            2.40                      6,049,192

AB VPS Small/Mid Cap Value Portfolio - A Class
    2017                                             $ 10.05                      $ 11.22                         36,615
    2016                                                8.14                        10.05                         46,453
    2015                                                8.72                         8.14                         56,516
    2014                                                8.09                         8.72                         74,284
    2013                                                5.94                         8.09                      1,809,519
    2012                                                5.07                         5.94                      2,124,748
    2011                                                5.60                         5.07                      2,336,910
    2010                                                4.47                         5.60                      2,600,147
    2009                                                3.17                         4.47                      3,201,625
    2008                                                5.00 (05/01/2008)            3.17                      2,901,047

Alger Large Cap Growth Portfolio - I-2 Class
    2017                                             $ 12.53                      $ 15.89                        184,140
    2016                                               12.80                        12.53                        204,178
    2015                                               12.75                        12.80                        211,371
    2014                                               11.63                        12.75                        227,406
    2013                                                8.73                        11.63                        293,482
    2012                                                8.05                         8.73                        438,863
    2011                                                8.18                         8.05                        496,289
    2010                                                7.31                         8.18                        564,419
    2009                                                5.02                         7.31                        651,076
    2008                                                9.44                         5.02                        740,018


* All Investment Accounts represent Band B units.

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Alger Small Cap Growth Portfolio - I-2 Class
    2017                                            $ 16.71                       $ 21.23                         49,010
    2016                                              15.93                         16.71                         60,128
    2015                                              16.69                         15.93                         70,096
    2014                                              16.84                         16.69                         84,921
    2013                                              12.70                         16.84                        900,309
    2012                                              11.44                         12.70                        862,650
    2011                                              11.97                         11.44                      1,018,102
    2010                                               9.68                         11.97                      1,392,857
    2009                                               6.74                          9.68                      1,624,548
    2008                                              12.79                          6.74                      1,566,023

American Century VP Capital Appreciation Fund - I Class
    2017                                            $  5.54                       $  6.67                        154,455
    2016                                               5.44                          5.54                        180,374
    2015                                               5.41                          5.44                        165,337
    2014                                               5.00 (04/17/2014)             5.41                        109,565

American Century VP Income & Growth Fund - I Class
    2017                                            $ 12.74                       $ 15.15                      2,668,109
    2016                                              11.37                         12.74                      3,526,346
    2015                                              12.21                         11.37                      4,027,202
    2014                                              10.99                         12.21                      4,189,129
    2013                                               8.20                         10.99                        151,890
    2012                                               7.24                          8.20                        174,817
    2011                                               7.11                          7.24                        224,093
    2010                                               6.31                          7.11                        246,797
    2009                                               5.41                          6.31                        293,926
    2008                                               8.39                          5.41                        391,777

American Century VP International Fund - I Class
    2017                                            $  9.79                       $ 12.67                      1,835,473
    2016                                              10.49                          9.79                      2,107,108
    2015                                              10.55                         10.49                      2,220,082
    2014                                              11.31                         10.55                      2,492,213
    2013                                               9.36                         11.31                        526,831
    2012                                               7.83                          9.36                        575,878
    2011                                               9.01                          7.83                        645,328
    2010                                               8.06                          9.01                        764,483
    2009                                               6.10                          8.06                        811,611
    2008                                              11.21                          6.10                      1,818,041

American Century VP Mid Cap Value Fund - II Class
    2017                                            $ 14.90                       $ 16.40                         54,002
    2016                                              12.30                         14.90                         49,031
    2015                                              12.66                         12.30                         30,739
    2014                                              11.04                         12.66                         26,678
    2013                                               8.61                         11.04                         16,779
    2012                                               7.50                          8.61                         14,230
    2011                                               7.67                          7.50                         14,453
    2010                                               6.53                          7.67                          9,652
    2009                                               5.00 (05/01/2009)             6.53                          3,745


* All Investment Accounts represent Band B units.

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund - I Class
    2017                                             $  9.81                      $ 12.80                         26,280
    2016                                                9.51                         9.81                         21,074
    2015                                                9.07                         9.51                         28,798
    2014                                                8.35                         9.07                         29,989
    2013                                                6.17                         8.35                         32,028
    2012                                                5.49                         6.17                         34,209
    2011                                                5.50                         5.49                         51,307
    2010                                                4.80                         5.50                         35,694
    2009                                                3.62                         4.80                         26,015
    2008                                                6.26                         3.62                         25,537

Calvert VP SRI Mid Cap Growth Portfolio
    2017                                             $ 13.46                      $ 14.83                         23,468
    2016                                               12.71                        13.46                         41,350
    2015                                               13.31                        12.71                         41,705
    2014                                               12.48                        13.31                         46,724
    2013                                                9.73                        12.48                         54,164
    2012                                                8.45                         9.73                         38,846
    2011                                                8.36                         8.45                         41,280
    2010                                                6.44                         8.36                         66,965
    2009                                                4.94                         6.44                         41,638
    2008                                                7.97                         4.94                         56,392

Columbia Variable Portfolio - Small Cap Value Fund - 1 Class
    2017                                             $  9.60                      $ 10.83                         50,282
    2016                                                7.31                         9.60                         51,558
    2015                                                7.89                         7.31                         62,530
    2014                                                7.74                         7.89                         65,107
    2013                                                5.84                         7.74                         83,269
    2012                                                5.31                         5.84                      2,227,352
    2011                                                5.72                         5.31                      2,683,939
    2010                                                4.57                         5.72                      2,995,551
    2009                                                3.70                         4.57                      3,456,956
    2008                                                5.00 (05/01/2008)            3.70                      3,379,716

Columbia Variable Portfolio - US Government Mortgage Fund - 1 Class
    2017                                             $  5.16                      $  5.26                         15,894
    2016                                                5.09                         5.16                         15,908
    2015                                                5.09                         5.09                         16,618
    2014                                                4.87                         5.09                          5,464
    2013                                                5.02                         4.87                          3,955
    2012                                                5.00                         5.02                          3,366
    2011                                                5.00 (04/28/2011)            5.00                          7,214

Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio - Service Class
    2017                                             $ 15.47                      $ 17.16                         18,246
    2016                                               12.46                        15.47                          6,996
    2015                                               12.93                        12.46                          3,451
    2014                                               12.46                        12.93                          5,944
    2013                                                8.97                        12.46                         21,976
    2012                                                7.85                         8.97                          2,270
    2011                                                7.91                         7.85                          2,540
    2010                                                6.37                         7.91                          2,536
    2009                                                5.00 (05/01/2009)            6.37                              -


* All Investment Accounts represent Band B units.

                                                                            ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE        VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD             PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios, Technology Growth Portfolio - Service Class
    2017                                             $ 10.66                     $ 14.98                        54,846
    2016                                               10.34                       10.66                        52,011
    2015                                                9.89                       10.34                        50,249
    2014                                                9.40                        9.89                        48,099
    2013                                                7.19                        9.40                        50,031
    2012                                                6.32                        7.19                        57,537
    2011                                                6.96                        6.32                        69,594
    2010                                                5.44                        6.96                        77,445
    2009                                                3.51                        5.44                        43,581
    2008                                                6.05                        3.51                        34,908

Dreyfus Variable Investment Fund, Appreciation Portfolio - Service Class
    2017                                             $  9.22                     $ 11.55                        30,996
    2016                                                8.67                        9.22                        26,660
    2015                                                9.03                        8.67                        28,298
    2014                                                8.49                        9.03                        37,430
    2013                                                7.12                        8.49                        34,718
    2012                                                6.55                        7.12                        41,932
    2011                                                6.10                        6.55                        41,762
    2010                                                5.37                        6.10                        32,305
    2009                                                4.45                        5.37                        31,937
    2008                                                6.42                        4.45                        33,608

Fidelity VIP Asset Manager Portfolio - Initial Class
    2017                                             $  9.74                     $ 10.98                       126,236
    2016                                                9.58                        9.74                       166,931
    2015                                                9.69                        9.58                       183,391
    2014                                                9.27                        9.69                       206,453
    2013                                                8.12                        9.27                       244,929
    2012                                                7.31                        8.12                       266,210
    2011                                                7.60                        7.31                       313,648
    2010                                                6.74                        7.60                       346,374
    2009                                                5.29                        6.74                       371,358
    2008                                                7.52                        5.29                       422,457

Fidelity VIP Contrafund Portfolio - Initial Class
    2017                                             $ 15.75                     $ 18.95                       595,559
    2016                                               14.77                       15.75                       647,458
    2015                                               14.87                       14.77                       727,736
    2014                                               13.45                       14.87                       834,481
    2013                                               10.38                       13.45                       999,756
    2012                                                9.04                       10.38                     1,266,554
    2011                                                9.39                        9.04                     1,514,354
    2010                                                8.12                        9.39                     1,766,652
    2009                                                6.06                        8.12                     1,930,167
    2008                                               10.68                        6.06                     2,179,481


* All Investment Accounts represent Band B units.

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE         VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD              PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Initial Class
    2017                                             $ 12.59                      $ 14.03                        240,688
    2016                                               10.80                        12.59                        242,916
    2015                                               11.40                        10.80                        268,402
    2014                                               10.62                        11.40                        337,486
    2013                                                8.40                        10.62                        367,940
    2012                                                7.25                         8.40                        379,655
    2011                                                7.28                         7.25                        461,356
    2010                                                6.40                         7.28                        530,232
    2009                                                4.98                         6.40                        625,388
    2008                                                8.80                         4.98                      5,008,462

Fidelity VIP Freedom 2005 Portfolio - Initial Class
    2017                                             $  7.49                      $  8.21                            414
    2016                                                7.23                         7.49                            417
    2015                                                7.34                         7.23                            418
    2014                                                7.13                         7.34                            422
    2013                                                6.58                         7.13                            425
    2012                                                6.09                         6.58                            427
    2011                                                6.15                         6.09                          1,369
    2010                                                5.60                         6.15                         19,293
    2009                                                4.61                         5.60                         23,026
    2008                                                6.13                         4.61                         21,512

Fidelity VIP Freedom 2010 Portfolio - Initial Class
    2017                                             $  8.04                      $  8.97                          4,170
    2016                                                7.72                         8.04                          9,262
    2015                                                7.84                         7.72                         12,106
    2014                                                7.60                         7.84                         15,630
    2013                                                6.79                         7.60                         28,693
    2012                                                6.15                         6.79                         49,386
    2011                                                6.24                         6.15                         66,953
    2010                                                5.60                         6.24                         58,782
    2009                                                4.56                         5.60                         40,875
    2008                                                6.17                         4.56                        115,634

Fidelity VIP Freedom 2015 Portfolio - Initial Class
    2017                                             $  8.28                      $  9.40                         26,065
    2016                                                7.92                         8.28                         26,264
    2015                                                8.05                         7.92                         28,820
    2014                                                7.79                         8.05                         44,775
    2013                                                6.90                         7.79                         45,417
    2012                                                6.22                         6.90                         54,332
    2011                                                6.33                         6.22                         78,229
    2010                                                5.67                         6.33                         79,502
    2009                                                4.58                         5.67                         65,553
    2008                                                6.36                         4.58                         18,228


* All Investment Accounts represent Band B units.

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE         VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD              PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio - Initial Class
    2017                                             $  8.35                      $  9.61                        75,773
    2016                                                7.97                         8.35                        72,886
    2015                                                8.10                         7.97                       113,273
    2014                                                7.82                         8.10                       117,350
    2013                                                6.83                         7.82                       122,392
    2012                                                6.11                         6.83                        99,822
    2011                                                6.25                         6.11                       127,280
    2010                                                5.53                         6.25                        79,375
    2009                                                4.34                         5.53                        91,304
    2008                                                6.53                         4.34                        87,762

Fidelity VIP Freedom 2025 Portfolio - Initial Class
    2017                                             $  8.79                      $ 10.23                        45,473
    2016                                                8.39                         8.79                        51,763
    2015                                                8.51                         8.39                        56,958
    2014                                                8.21                         8.51                        74,640
    2013                                                6.93                         8.21                        78,140
    2012                                                6.10                         6.93                        88,342
    2011                                                6.32                         6.10                        53,394
    2010                                                5.53                         6.32                        99,186
    2009                                                4.30                         5.53                        97,636
    2008                                                6.62                         4.30                        60,361

Fidelity VIP Freedom 2030 Portfolio - Initial Class
    2017                                             $  8.72                      $ 10.41                       109,937
    2016                                                8.29                         8.72                       104,250
    2015                                                8.41                         8.29                        85,406
    2014                                                8.12                         8.41                        93,435
    2013                                                6.76                         8.12                        90,135
    2012                                                5.93                         6.76                        89,046
    2011                                                6.17                         5.93                        58,422
    2010                                                5.38                         6.17                        45,952
    2009                                                4.14                         5.38                        40,149
    2008                                                6.77                         4.14                        19,131

Fidelity VIP Freedom Income Portfolio - Initial Class
    2017                                             $  6.92                      $  7.41                         4,513
    2016                                                6.71                         6.92                         5,815
    2015                                                6.82                         6.71                         9,398
    2014                                                6.66                         6.82                        17,707
    2013                                                6.39                         6.66                        19,170
    2012                                                6.08                         6.39                        57,651
    2011                                                6.06                         6.08                        47,752
    2010                                                5.71                         6.06                        60,207
    2009                                                5.03                         5.71                       128,761
    2008                                                5.69                         5.03                       189,958


* All Investment Accounts represent Band B units.

                                                                               ACCUMULATION UNIT        NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE           VALUE AT END OF            UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD                PERIOD                 AT END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Initial Class
    2017                                             $  13.03                       $ 17.38                       205,651
    2016                                                13.09                         13.03                       197,709
    2015                                                12.38                         13.09                       206,448
    2014                                                11.26                         12.38                       248,453
    2013                                                 8.37                         11.26                       268,458
    2012                                                 7.39                          8.37                       337,376
    2011                                                 7.48                          7.39                       383,242
    2010                                                 6.10                          7.48                       427,291
    2009                                                 4.82                          6.10                       476,834
    2008                                                 9.24                          4.82                       520,350

Fidelity VIP High Income Portfolio - Initial Class
    2017                                             $  11.80                       $ 12.46                       164,112
    2016                                                10.43                         11.80                       173,623
    2015                                                10.97                         10.43                       205,458
    2014                                                10.98                         10.97                       245,829
    2013                                                10.50                         10.98                       270,430
    2012                                                 9.32                         10.50                       356,223
    2011                                                 9.07                          9.32                       263,472
    2010                                                 8.07                          9.07                       308,390
    2009                                                 5.68                          8.07                       345,424
    2008                                                 7.67                          5.68                       354,653

Fidelity VIP Index 500 Portfolio - Initial Class
    2017                                             $  14.00                       $ 16.82                       628,973
    2016                                                12.68                         14.00                       656,768
    2015                                                12.68                         12.68                       590,445
    2014                                                11.31                         12.68                       706,343
    2013                                                 8.66                         11.31                     3,394,441
    2012                                                 7.57                          8.66                     3,971,054
    2011                                                 7.52                          7.57                     5,052,900
    2010                                                 6.62                          7.52                     5,963,862
    2009                                                 5.30                          6.62                     6,570,984
    2008                                                 8.52                          5.30                     7,276,004

Fidelity VIP Mid Cap Portfolio - Service 2 Class
    2017                                             $  12.25                       $ 14.58                        40,149
    2016                                                11.09                         12.25                        36,038
    2015                                                11.42                         11.09                        44,664
    2014                                                10.91                         11.42                        55,589
    2013                                                 8.14                         10.91                     1,015,538
    2012                                                 7.19                          8.14                     1,141,604
    2011                                                 8.18                          7.19                     1,697,328
    2010                                                 6.44                          8.18                     1,876,680
    2009                                                 5.00 (05/01/2009)             6.44                     2,185,760


* All Investment Accounts represent Band B units.

                                                                                 ACCUMULATION UNIT        NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE             VALUE AT END OF            UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD                  PERIOD                 AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Initial Class
    2017                                              $ 10.63                        $  13.67                       121,631
    2016                                                11.34                           10.63                       135,075
    2015                                                11.08                           11.34                       169,052
    2014                                                12.22                           11.08                       181,981
    2013                                                 9.49                           12.22                       202,043
    2012                                                 7.96                            9.49                       236,960
    2011                                                 9.74                            7.96                       313,261
    2010                                                 8.72                            9.74                       370,816
    2009                                                 6.98                            8.72                       430,012
    2008                                                12.59                            6.98                     2,765,591

Franklin Founding Funds Allocation VIP Fund - 1 Class
    2017                                              $  6.76                        $   7.48                        18,186
    2016                                                 6.03                            6.76                        36,110
    2015                                                 6.50                            6.03                        51,087
    2014                                                 6.39                            6.50                        54,660
    2013                                                 5.21                            6.39                        50,439
    2012                                                 4.57                            5.21                        66,005
    2011                                                 4.69                            4.57                        71,255
    2010                                                 4.29                            4.69                        60,032
    2009                                                 3.33                            4.29                        24,634
    2008                                                 5.00 (05/01/2008)               3.33                         1,638

Franklin Small Cap Value VIP Fund - 1 Class
    2017                                              $  9.49                        $  10.39                       917,843
    2016                                                 7.37                            9.49                     1,032,892
    2015                                                 8.04                            7.37                     1,193,060
    2014                                                 8.07                            8.04                     1,610,245
    2013                                                 5.99                            8.07                     1,850,774
    2012                                                 5.11                            5.99                        37,318
    2011                                                 5.37                            5.11                        44,422
    2010                                                 4.23                            5.37                        48,430
    2009                                                 3.31                            4.23                         5,175
    2008                                                 5.00 (05/01/2008)               3.31                        10,045

Goldman Sachs VIT Government Money Market Fund  - Service Class
    2017                                              $  4.93                        $   4.89                     4,195,994
    2016                                                 5.00                            4.93                     3,689,401
    2015                                                 5.00 (11/19/2015)               5.00                     4,060,389

Invesco V.I. Core Equity Fund - Series II Class
    2017                                              $ 10.05                        $  11.19                           323
    2016                                                 9.25                           10.05                         1,868
    2015                                                 9.97                            9.25                         1,898
    2014                                                 9.37                            9.97                         6,085
    2013                                                 7.36                            9.37                         1,623
    2012                                                 6.56                            7.36                         1,751
    2011                                                 6.67                            6.56                         1,759
    2010                                                 6.18                            6.67                         1,668
    2009                                                 5.00 (05/01/2009)               6.18                           576


* All Investment Accounts represent Band B units.

                                                                                ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD                 PERIOD                  AT END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund - Series I Class
    2017                                              $  8.81                       $   9.45                         50,984
    2016                                                 7.78                           8.81                         28,574
    2015                                                 7.72                           7.78                         17,077
    2014                                                 6.93                           7.72                         28,099
    2013                                                 5.36                           6.93                         34,584
    2012                                                 4.57                           5.36                         57,934
    2011                                                 5.00 (04/28/2011)              4.57                            417

Invesco V.I. Global Real Estate Fund - Series I Class
    2017                                              $ 14.75                       $  16.46                      1,138,506
    2016                                                14.64                          14.75                      1,336,628
    2015                                                15.06                          14.64                      1,676,511
    2014                                                13.31                          15.06                      1,956,318
    2013                                                13.13                          13.31                      1,266,950
    2012                                                10.38                          13.13                      1,405,868
    2011                                                11.25                          10.38                      1,640,604
    2010                                                 9.70                          11.25                      1,889,772
    2009                                                 7.47                           9.70                      2,150,201
    2008                                                13.67                           7.47                      1,821,289

Invesco V.I. Health Care Fund - Series I Class (formerly Invesco V.I. Global Health Care Fund)
    2017                                              $ 13.51                       $  15.45                         70,312
    2016                                                15.46                          13.51                         89,034
    2015                                                15.18                          15.46                         96,446
    2014                                                12.85                          15.18                         57,167
    2013                                                 9.27                          12.85                         48,386
    2012                                                 7.77                           9.27                         37,378
    2011                                                 7.57                           7.77                         45,760
    2010                                                 7.28                           7.57                         47,140
    2009                                                 5.78                           7.28                         56,879
    2008                                                 8.20                           5.78                         84,620

Invesco V.I. High Yield Fund - Series I Class
    2017                                              $  9.49                       $   9.96                        921,600
    2016                                                 8.65                           9.49                        885,393
    2015                                                 9.05                           8.65                      1,040,401
    2014                                                 9.01                           9.05                      1,525,845
    2013                                                 8.53                           9.01                      1,487,161
    2012                                                 7.37                           8.53                      1,248,139
    2011                                                 7.40                           7.37                      1,743,482
    2010                                                 6.60                           7.40                      2,309,418
    2009                                                 4.38                           6.60                      2,527,195
    2008                                                 5.97                           4.38                      2,688,173

Invesco V.I. International Growth Fund - Series II Class
    2017                                              $  8.37                       $  10.13                         37,111
    2016                                                 8.53                           8.37                         37,102
    2015                                                 8.88                           8.53                         54,823
    2014                                                 8.99                           8.88                         71,972
    2013                                                 7.67                           8.99                      3,887,462
    2012                                                 6.74                           7.67                      4,266,164
    2011                                                 7.34                           6.74                      3,440,332
    2010                                                 6.60                           7.34                      3,411,729
    2009                                                 5.00 (05/01/2009)              6.60                      3,537,630


* All Investment Accounts represent Band B units.

                                                                               ACCUMULATION UNIT        NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE            VALUE AT END OF            UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD                 PERIOD                 AT END OF PERIOD
----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Managed Volatility Fund - Series I Class
    2017                                             $ 15.42                       $ 16.83                         98,108
    2016                                               14.12                         15.42                        114,372
    2015                                               14.62                         14.12                        135,934
    2014                                               12.29                         14.62                        162,754
    2013                                               11.24                         12.29                        156,355
    2012                                               10.99                         11.24                        148,352
    2011                                                9.56                         10.99                        144,552
    2010                                                9.11                          9.56                        167,807
    2009                                                8.03                          9.11                        199,293
    2008                                               12.03                          8.03                        301,318

Invesco V.I. Mid Cap Growth Fund - Series I Class
    2017                                             $  7.08                       $  8.56                         15,972
    2016                                                7.12                          7.08                         16,747
    2015                                                7.12                          7.12                         19,774
    2014                                                6.68                          7.12                         36,064
    2013                                                4.94                          6.68                         38,012
    2012                                                5.00 (04/12/2012)             4.94                         58,591

Janus Henderson Balanced Portfolio - Service Class (Formerly Janus Aspen Balanced Portfolio)
    2017                                             $  4.97                       $  5.80                      1,827,773
    2016                                                5.00 (10/21/2016)             4.97                      2,000,871

Janus Henderson Flexible Bond Portfolio - Institutional Class (Formerly Janus Aspen Flexible Bond Portfolio)
    2017                                             $  8.46                       $  8.66                      3,038,578
    2016                                                8.37                          8.46                      4,073,195
    2015                                                8.46                          8.37                      4,984,014
    2014                                                8.16                          8.46                      5,933,310
    2013                                                8.28                          8.16                      7,909,772
    2012                                                7.75                          8.28                      8,298,392
    2011                                                7.35                          7.75                      9,965,511
    2010                                                6.90                          7.35                     10,745,327
    2009                                                6.17                          6.90                     10,748,249
    2008                                                5.90                          6.17                     15,904,195

Janus Henderson Forty Portfolio - Institutional Class (Formerly Janus Aspen Forty Portfolio)
    2017                                             $  7.26                       $  9.34                        108,919
    2016                                                7.20                          7.26                         90,804
    2015                                                6.50                          7.20                         84,124
    2014                                                6.06                          6.50                         80,266
    2013                                                4.68                          6.06                         61,598
    2012                                                3.81                          4.68                         79,811
    2011                                                4.14                          3.81                         82,841
    2010                                                3.93                          4.14                         77,631
    2009                                                2.72                          3.93                         99,684
    2008                                                5.00 (05/01/2008)             2.72                         43,223


* All Investment Accounts represent Band B units.

                                                                            ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE         VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD              PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Janus Henderson Global Research Portfolio - Institutional Class (Formerly Janus Aspen Global Research Portfolio)
    2017                                            $  9.35                      $ 11.72                        176,337
    2016                                               9.28                         9.35                        215,947
    2015                                               9.62                         9.28                        237,747
    2014                                               9.07                         9.62                        269,542
    2013                                               7.15                         9.07                        349,073
    2012                                               6.04                         7.15                        456,771
    2011                                               7.09                         6.04                        506,154
    2010                                               6.20                         7.09                        600,987
    2009                                               4.56                         6.20                        645,234
    2008                                               8.35                         4.56                        773,970

Janus Henderson Mid Cap Value Portfolio - Service Class (Formerly Janus Aspen Perkins Mid Cap Value Portfolio)
    2017                                            $ 10.76                      $ 12.07                         22,462
    2016                                               9.18                        10.76                         17,064
    2015                                               9.66                         9.18                         14,228
    2014                                               9.02                         9.66                         22,256
    2013                                               7.26                         9.02                         21,098
    2012                                               6.64                         7.26                         20,791
    2011                                               6.94                         6.64                         23,480
    2010                                               6.09                         6.94                         22,822
    2009                                               5.00 (05/01/2009)            6.09                          6,283

Janus Henderson Overseas Portfolio - Service Class (Formerly Janus Aspen Overseas Portfolio)
    2017                                            $  5.33                      $  6.88                         29,227
    2016                                               5.79                         5.33                         28,632
    2015                                               6.43                         5.79                         32,971
    2014                                               7.41                         6.43                         42,917
    2013                                               6.57                         7.41                         45,468
    2012                                               5.88                         6.57                         55,365
    2011                                               8.81                         5.88                         55,598
    2010                                               7.14                         8.81                         53,989
    2009                                               5.00 (05/01/2009)            7.14                          7,526

Neuberger Berman AMT Mid Cap Growth Portfolio - Service Class
    2017                                            $ 12.44                      $ 15.29                         63,637
    2016                                              12.10                        12.44                         71,279
    2015                                              12.14                        12.10                         89,937
    2014                                              11.46                        12.14                         42,759
    2013                                               8.77                        11.46                         55,521
    2012                                               7.93                         8.77                         42,995
    2011                                               8.01                         7.93                         40,195
    2010                                               6.30                         8.01                         15,461
    2009                                               5.00 (05/01/2009)            6.30                            141

Neuberger Berman Mid Cap Intrinsic Value Portfolio - I Class
    2017                                            $ 15.60                      $ 17.97                         32,791
    2016                                              13.60                        15.60                         44,327
    2015                                              15.03                        13.60                         61,097
    2014                                              13.38                        15.03                         67,066
    2013                                               9.89                        13.38                         77,157
    2012                                               8.67                         9.89                         90,680
    2011                                               9.40                         8.67                        103,960
    2010                                               7.54                         9.40                        127,279
    2009                                               5.21                         7.54                        149,256
    2008                                               9.75                         5.21                        151,959


* All Investment Accounts represent Band B units.

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Short Duration Bond Portfolio - I Class
    2017                                             $  5.25                      $  5.23                        146,860
    2016                                                5.25                         5.25                        190,625
    2015                                                5.31                         5.25                        121,881
    2014                                                5.35                         5.31                        154,725
    2013                                                5.39                         5.35                        192,947
    2012                                                5.22                         5.39                        200,398
    2011                                                5.27                         5.22                        204,932
    2010                                                5.07                         5.27                        218,374
    2009                                                4.53                         5.07                        229,666
    2008                                                5.30                         4.53                        254,065

Pioneer Bond VCT Portfolio - I Class
    2017                                             $  5.00                      $  5.14                      3,659,159
    2016                                                5.00 (10/21/2016)            5.00                      2,976,606

Pioneer Equity Income VCT Portfolio - I Class
    2017                                             $  5.00                      $  5.70                      3,374,651
    2016                                                5.00 (10/21/2016)            5.00                      3,660,291

Pioneer Equity Income VCT Portfolio - II Class
    2017                                             $ 13.45                      $ 15.29                         19,755
    2016                                               11.40                        13.45                         18,409
    2015                                               11.52                        11.40                          4,189
    2014                                               10.35                        11.52                         13,368
    2013                                                8.14                        10.35                         13,454
    2012                                                7.50                         8.14                          9,277
    2011                                                7.18                         7.50                          7,552
    2010                                                6.10                         7.18                          2,029
    2009                                                5.00 (05/01/2009)            6.10                          1,702

Pioneer Fund VCT Portfolio - I Class
    2017                                             $ 11.91                      $ 14.31                         44,350
    2016                                               10.99                        11.91                         62,426
    2015                                               11.14                        10.99                         75,607
    2014                                               10.17                        11.14                        103,911
    2013                                                7.73                        10.17                      2,817,954
    2012                                                7.10                         7.73                      4,241,991
    2011                                                7.52                         7.10                      6,532,165
    2010                                                6.56                         7.52                      7,134,256
    2009                                                5.31                         6.56                      7,612,387
    2008                                                8.19                         5.31                      6,348,954

Pioneer Select Mid Cap Growth VCT Portfolio - I Class
    2017                                             $ 15.21                      $ 19.53                         57,287
    2016                                               14.86                        15.21                         72,567
    2015                                               14.81                        14.86                         79,036
    2014                                               13.71                        14.81                         87,437
    2013                                                9.75                        13.71                        111,386
    2012                                                9.23                         9.75                        137,752
    2011                                                9.57                         9.23                        161,642
    2010                                                8.06                         9.57                        198,480
    2009                                                5.65                         8.06                        257,494
    2008                                                8.87                         5.65                        314,555


* All Investment Accounts represent Band B units.

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT*                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Royce Capital Small-Cap Portfolio - Investor Class
    2017                                             $  8.33                       $ 8.67                          67,263
    2016                                                6.98                         8.33                          73,044
    2015                                                8.02                         6.98                          81,441
    2014                                                7.87                         8.02                          80,794
    2013                                                5.91                         7.87                          87,447
    2012                                                5.33                         5.91                         105,554
    2011                                                5.58                         5.33                         104,733
    2010                                                4.69                         5.58                          76,697
    2009                                                3.51                         4.69                          23,868
    2008                                                5.00 (05/01/2008)            3.51                          16,329

T. Rowe Price Blue Chip Growth Portfolio
    2017                                             $ 11.90                       $15.99                       2,778,125
    2016                                               11.96                        11.90                       3,363,662
    2015                                               10.91                        11.96                       3,983,541
    2014                                               10.12                        10.91                       5,129,657
    2013                                                7.27                        10.12                       2,799,089
    2012                                                6.22                         7.27                       3,079,342
    2011                                                6.21                         6.22                       3,048,982
    2010                                                5.41                         6.21                       3,236,979
    2009                                                3.85                         5.41                       3,462,915
    2008                                                6.79                         3.85                          94,210

T. Rowe Price Equity Income Portfolio
    2017                                             $ 12.74                       $14.59                         435,577
    2016                                               10.83                        12.74                         473,272
    2015                                               11.78                        10.83                         493,601
    2014                                               11.11                        11.78                         562,332
    2013                                                8.68                        11.11                         672,681
    2012                                                7.51                         8.68                         865,409
    2011                                                7.66                         7.51                       1,075,304
    2010                                                6.75                         7.66                       1,207,389
    2009                                                5.44                         6.75                       1,383,567
    2008                                                8.63                         5.44                       1,569,415

T. Rowe Price Limited-Term Bond Portfolio
    2017                                             $  5.94                       $ 5.92                         271,743
    2016                                                5.93                         5.94                         315,377
    2015                                                5.99                         5.93                         362,366
    2014                                                6.03                         5.99                         433,565
    2013                                                6.10                         6.03                       9,218,862
    2012                                                6.04                         6.10                       8,770,357
    2011                                                6.02                         6.04                       8,238,909
    2010                                                5.91                         6.02                       8,471,444
    2009                                                5.53                         5.91                       7,801,371
    2008                                                5.52                         5.53                       9,120,643


* All Investment Accounts represent Band B units.

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio
   2017                                             $ 21.72                       $ 26.75                        125,251
   2016                                               20.71                         21.72                        148,128
   2015                                               19.69                         20.71                        186,289
   2014                                               17.63                         19.69                        184,923
   2013                                               13.07                         17.63                        254,931
   2012                                               11.62                         13.07                        404,477
   2011                                               11.93                         11.62                        491,635
   2010                                                9.43                         11.93                        595,465
   2009                                                6.56                          9.43                        744,041
   2008                                               11.03                          6.56                        898,142

Templeton Foreign VIP Fund - 2 Class
   2017                                             $  7.78                       $  8.97                      2,328,013
   2016                                                7.36                          7.78                      2,925,744
   2015                                                7.97                          7.36                      3,031,166
   2014                                                9.09                          7.97                      3,120,477
   2013                                                7.49                          9.09                      3,553,758
   2012                                                6.42                          7.49                      4,317,819
   2011                                                7.27                          6.42                      4,135,712
   2010                                                6.80                          7.27                      4,249,225
   2009                                                5.00 (05/01/2009)             6.80                      4,274,645

Templeton Global Bond VIP Fund - 1 Class
   2017                                             $  7.28                       $  7.34                        148,960
   2016                                                7.15                          7.28                        167,365
   2015                                                7.55                          7.15                        229,226
   2014                                                7.49                          7.55                        262,794
   2013                                                7.45                          7.49                        292,175
   2012                                                6.54                          7.45                        326,668
   2011                                                6.67                          6.54                        326,381
   2010                                                5.89                          6.67                        233,052
   2009                                                5.01                          5.89                        117,875
   2008                                                5.00 (05/01/2008)             5.01                         53,375

Timothy Plan Conservative Growth Variable
   2017                                             $  7.01                       $  7.57                      2,057,357
   2016                                                6.71                          7.01                      2,414,977
   2015                                                7.00                          6.71                      2,869,260
   2014                                                6.91                          7.00                      3,502,671
   2013                                                6.36                          6.91                      4,154,313
   2012                                                5.98                          6.36                      5,317,242
   2011                                                5.94                          5.98                      5,499,054
   2010                                                5.35                          5.94                      6,512,534
   2009                                                4.42                          5.35                      7,144,621
   2008                                                6.26                          4.42                      6,447,495


* All Investment Accounts represent Band B units.

                                                                            ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                         AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Timothy Plan Strategic Growth Variable
    2017                                            $  6.96                      $  7.70                      2,383,911
    2016                                               6.68                         6.96                      2,578,850
    2015                                               7.03                         6.68                      2,765,247
    2014                                               7.01                         7.03                      3,106,799
    2013                                               6.01                         7.01                      2,986,929
    2012                                               5.47                         6.01                      2,421,935
    2011                                               5.75                         5.47                      3,011,636
    2010                                               5.05                         5.75                      2,600,695
    2009                                               3.95                         5.05                      2,883,638
    2008                                               6.62                         3.95                      2,729,028

TOPS Managed Risk Balanced ETF Portfolio - 2 Class
    2017                                            $  4.96                      $  5.42                         75,751
    2016                                               4.73                         4.96                         72,113
    2015                                               5.02                         4.73                         68,692
    2014                                               5.00 (09/26/2014)            5.02                         10,074

TOPS Managed Risk Growth ETF Portfolio - 2 Class
    2017                                            $  4.67                      $  5.42                         80,592
    2016                                               4.48                         4.67                        116,339
    2015                                               5.00                         4.48                        127,927
    2014                                               5.00 (09/26/2014)            5.00                         16,780

TOPS Managed Risk Moderate Growth ETF Portfolio - 2 Class
    2017                                            $  4.87                      $  5.48                        263,104
    2016                                               4.65                         4.87                        283,258
    2015                                               5.03                         4.65                        394,437
    2014                                               5.00 (09/26/2014)            5.03                         36,290

Vanguard VIF Diversified Value Portfolio
    2017                                            $  8.10                      $  9.04                         86,954
    2016                                               7.26                         8.10                        184,074
    2015                                               7.54                         7.26                        100,578
    2014                                               6.96                         7.54                        117,984
    2013                                               5.45                         6.96                      4,438,715
    2012                                               4.74                         5.45                      4,564,670
    2011                                               4.62                         4.74                      3,051,603
    2010                                               4.28                         4.62                      3,494,340
    2009                                               3.41                         4.28                      3,689,810
    2008                                               5.00 (05/01/2008)            3.41                            678

Vanguard VIF Mid-Cap Index Portfolio
    2017                                            $ 12.00                      $ 14.10                        955,694
    2016                                              10.94                        12.00                      1,448,201
    2015                                              11.24                        10.94                      1,550,088
    2014                                              10.03                        11.24                      1,961,463
    2013                                               7.53                        10.03                      1,680,299
    2012                                               6.59                         7.53                      2,038,120
    2011                                               6.81                         6.59                      2,644,768
    2010                                               5.50                         6.81                      2,712,153
    2009                                               3.97                         5.50                      3,114,274
    2008                                               6.92                         3.97                      3,960,432


* All Investment Accounts represent Band B units.

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT*                          AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Vanguard VIF Small Company Growth Portfolio
   2017                                              $12.79                       $ 15.59                         724,573
   2016                                               11.27                         12.79                         708,648
   2015                                               11.74                         11.27                         753,087
   2014                                               11.51                         11.74                       1,143,827
   2013                                                7.96                         11.51                         119,356
   2012                                                7.03                          7.96                          90,629
   2011                                                7.03                          7.03                         111,909
   2010                                                5.40                          7.03                         104,162
   2009                                                3.93                          5.40                         106,783
   2008                                                6.57                          3.93                          96,004

Vanguard VIF Total Bond Market Index Portfolio
   2017                                              $ 6.89                       $  7.03                       7,151,827
   2016                                                6.81                          6.89                       8,998,076
   2015                                                6.87                          6.81                      11,154,034
   2014                                                6.58                          6.87                      12,638,853
   2013                                                6.82                          6.58                       2,294,342
   2012                                                6.64                          6.82                       3,032,225
   2011                                                6.25                          6.64                       3,550,952
   2010                                                5.94                          6.25                       3,460,843
   2009                                                5.68                          5.94                       3,245,474
   2008                                                5.47                          5.68                         488,288


* All Investment Accounts represent Band B units.

         INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS


AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033 in 2003.

AUL conducts a conventional life insurance and annuity business. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.


THE VARIABLE ACCOUNT

The AUL American Individual Variable Annuity Unit Trust was established by AUL on November 11, 1998, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. Assets in the Variable Account attributable to the reserves and other liabilities under the Contracts are not chargeable with liabilities arising from any other business that AUL conducts. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the Funds. Premiums may be allocated to one or more Investment Accounts available under a Contract. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other securities or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.


THE FUNDS


Each of the Funds is a diversified, open-end management investment company commonly referred to as a Fund, or a portfolio thereof. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective or objectives and policies. The shares of a Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless otherwise instructed by AUL. AUL has entered into agreements with the Distributors/Advisors of AB Variable Products Series Fund, Inc., Alger Portfolios, American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Columbia Variable Portfolios, Dreyfus Investment Portfolios, Fidelity(R) Variable Insurance Products Freedom Funds, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Invesco V. I. Funds Trust, Janus Aspen Series, Neuberger Berman Advisers Management Trust, Pioneer Variable Contracts Trust (VCT), The Royce Funds, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., Timothy Plan(R) Portfolio Variable Series, Northern Lights Variable Trust, and Vanguard Variable Insurance Fund, under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account.


The investment advisers of the Funds are identified in the table below. All of the investment advisers are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable Annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the

Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this Prospectus.

The Owner should consult his or her registered representative who may provide information on the Funds, as not all of them may be suitable for an Owner's investment needs. The Owner can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, you should expect investment results to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the portfolios and other series that may not be available under the policies.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.




                                         CLASS
INVESTMENT ACCOUNT AND                   DESIGNATION
CORRESPONDING FUND PORTFOLIO             IF ANY(1)       TYPE                           INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
AB VPS International Growth Portfolio    A               International Equity Fund      AllianceBernstein L.P.

AB VPS International Value Portfolio     A               International Equity Fund      AllianceBernstein L.P.

AB VPS Small/Mid Cap Value Portfolio     A               U.S. Equity Fund               AllianceBernstein L.P.

Alger Large Cap Growth Portfolio         I-2             U.S. Equity Fund               Fred Alger Management, Inc

Alger Small Cap Growth Portfolio         I-2             U.S. Equity Fund               Fred Alger Management, Inc.

American Century VP Capital              I               U.S. Equity Fund               American Century(R) Investment
Appreciation Fund                                                                       Management, Inc.

American Century VP Income & Growth      I               U.S. Equity Fund               American Century(R) Investment
Fund                                                                                    Management, Inc.

American Century VP International        I               International Equity Fund      American Century(R) Investment
Fund                                                                                    Management, Inc.

American Century VP Mid Cap Value        II              U.S. Equity Fund               American Century(R) Investment
Fund                                                                                    Management, Inc.

American Century VP Ultra Fund           I               U.S. Equity Fund               American Century(R) Investment
                                                                                        Management, Inc.

Calvert VP SRI Mid Cap Growth Portfolio                  U.S. Equity Fund               Calvert Research and Management

Columbia Variable Portfolio - Small Cap  1               U.S. Equity Fund               Columbia Management Investment
Value Fund                                                                              Advisers LLC

Columbia Variable Portfolio - US         1               Taxable Bond Fund              Columbia Management Investment
Government Mortgage Fund                                                                Advisers LLC

Dreyfus Investment Portfolios, Small     Service         U.S. Equity Fund               The Dreyfus Corporation
Cap Stock Index Portfolio

Dreyfus Investment Portfolios,           Service         U.S. Equity Fund               The Dreyfus Corporation
Technology Growth Portfolio

Dreyfus Variable Investment Fund,        Service         U.S. Equity Fund               The Dreyfus Corporation
Appreciation Portfolio

Fidelity VIP Asset Manager Portfolio     Initial         Allocation Fund                Fidelity(R) Management & Research
                                                                                        Company




(1) Please refer to the Fund prospectus for a description of the class designation.

                                          CLASS
INVESTMENT ACCOUNT AND                    DESIGNATION
CORRESPONDING FUND PORTFOLIO              IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio         Initial           U.S. Equity Fund                     Fidelity(R) Management & Research
                                                                                                 Company

Fidelity VIP Equity-Income Portfolio      Initial           U.S. Equity Fund                     Fidelity(R) Management & Research
                                                                                                 Company

Fidelity VIP Freedom 2005 Portfolio       Initial           Allocation Fund                      Fidelity(R) Management & Research
                                                                                                 Company

Fidelity VIP Freedom 2010 Portfolio       Initial           Allocation Fund                      Fidelity(R) Management & Research
                                                                                                 Company

Fidelity VIP Freedom 2015 Portfolio       Initial           Allocation Fund                      Fidelity(R) Management & Research
                                                                                                 Company

Fidelity VIP Freedom 2020 Portfolio       Initial           Allocation Fund                      Fidelity(R) Management & Research
                                                                                                 Company

Fidelity VIP Freedom 2025 Portfolio       Initial           Allocation Fund                      Fidelity(R) Management & Research
                                                                                                 Company

Fidelity VIP Freedom 2030 Portfolio       Initial           Allocation Fund                      Fidelity(R) Management & Research
                                                                                                 Company

Fidelity VIP Freedom Income Portfolio     Initial           Allocation Fund                      Fidelity(R) Management & Research
                                                                                                 Company

Fidelity VIP Growth Portfolio             Initial           U.S. Equity Fund                     Fidelity(R) Management & Research
                                                                                                 Company

Fidelity VIP High Income Portfolio        Initial           Taxable Bond Fund                    Fidelity(R) Management & Research
                                                                                                 Company

Fidelity VIP Index 500 Portfolio          Initial           U.S. Equity Fund                     Fidelity(R) Management & Research
                                                                                                 Company

Fidelity VIP Mid Cap Portfolio            Service 2         U.S. Equity Fund                     Fidelity(R) Management & Research
                                                                                                 Company

Fidelity VIP Overseas Portfolio           Initial           International Equity Fund            Fidelity(R) Management & Research
                                                                                                 Company

Franklin Founding Funds Allocation VIP    1                 Allocation Fund                      Franklin Templeton Services, LLC
Fund

Franklin Small Cap Value VIP Fund         1                 U.S. Equity Fund                     Franklin Advisory Services, LLC

Goldman Sachs VIT Government Money        Service           Taxable Bond Fund                    Goldman Sachs Asset Management,
Market Fund                                                                                      L.P.

Invesco V.I. Core Equity Fund             Series II         U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco V.I. Diversified Dividend Fund    Series I          U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco V.I. Health Care Fund (formerly   Series I          Sector Equity Fund                   Invesco Advisers, Inc.
Invesco V.I. Global Health Care Fund)(2)

Invesco V.I. Global Real Estate Fund      Series I          Sector Equity Fund                   Invesco Advisers, Inc.

Invesco V.I. High Yield Fund              Series I          Taxable Bond Fund                    Invesco Advisers, Inc.

Invesco V.I. International Growth Fund    Series II         International Equity Fund            Invesco Advisers, Inc.

Invesco V.I. Managed Volatility Fund      Series I          U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco V.I. Mid Cap Growth Fund          Series I          U.S. Equity Fund                     Invesco Advisers, Inc.

Janus Henderson Balanced Portfolio        Service           Allocation Fund                      Janus Capital Management LLC
(formerly Janus Aspen Balanced
Portfolio)(3)

Janus Henderson Flexible Bond             Institutional     Taxable Bond Fund                    Janus Capital Management LLC
Portfolio (formerly Janus Aspen Flexible
Bond Portfolio)(3)



(1) Please refer to the Fund prospectus for a description of the class designation.


(2) Name changed effective April 27, 2018.


(3) Names changed effective July 20, 2017.

                                            CLASS
INVESTMENT ACCOUNT AND                      DESIGNATION
CORRESPONDING FUND PORTFOLIO                IF ANY(1)       TYPE                         INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Janus Henderson Forty Portfolio             Institutional   U.S. Equity Fund             Janus Capital Management LLC
(formerly Janus Aspen Forty Portfolio)(3)

Janus Henderson Global Research             Institutional   International Equity Fund    Janus Capital Management LLC
Portfolio (formerly Janus Aspen Global
Research Portfolio)(3)

Janus Henderson Mid Cap Value               Service         U.S. Equity Fund             Janus Capital Management LLC
Portfolio (formerly Janus Aspen Perkins
Mid Cap Value Portfolio)(3)

Janus Henderson Overseas Portfolio          Service         International Equity Fund    Janus Capital Management LLC
(formerly Janus Aspen Overseas
Portfolio)(3)

Neuberger Berman AMT Mid Cap                Service         U.S. Equity Fund             Neuberger Berman Investment
Growth Portfolio                                                                         Advisers LLC

Neuberger Berman Mid Cap Intrinsic          I               U.S. Equity Fund             Neuberger Berman Investment
Value Portfolio                                                                          Advisers LLC

Neuberger Berman Short Duration Bond        I               Taxable Bond Fund            Neuberger Berman Investment
Portfolio                                                                                Advisers LLC

Pioneer Bond VCT Portfolio                  I               Taxable Bond Fund            Pioneer Investment Management, Inc.

Pioneer Equity Income VCT Portfolio         I               U.S. Equity Fund             Pioneer Investment Management, Inc.

Pioneer Equity Income VCT Portfolio         II              U.S. Equity Fund             Pioneer Investment Management, Inc.

Pioneer Fund VCT Portfolio                  I               U.S. Equity Fund             Pioneer Investment Management, Inc.

Pioneer Select Mid Cap Growth VCT           I               U.S. Equity Fund             Pioneer Investment Management, Inc.
Portfolio

Royce Capital Small-Cap Portfolio           Investor        U.S. Equity Fund             Royce & Associates LLC

T. Rowe Price Blue Chip Growth Portfolio                    U.S. Equity Fund             T. Rowe Price Associates

T. Rowe Price Equity Income Portfolio                       U.S. Equity Fund             T. Rowe Price Associates

T. Rowe Price Limited-Term Bond                             Taxable Bond Fund            T. Rowe Price Associates
Portfolio

T. Rowe Price Mid-Cap Growth Portfolio                      U.S. Equity Fund             T. Rowe Price Associates

Templeton Foreign VIP Fund                  2               International Equity Fund    Franklin Advisory Services, LLC

Templeton Global Bond VIP Fund              1               Taxable Bond Fund            Franklin Templeton Services, LLC

Timothy Plan Conservative Growth                            U.S. Equity Fund             Timothy Partners, Ltd.
Variable

Timothy Plan Strategic Growth Variable                      U.S. Equity Fund             Timothy Partners, Ltd.

TOPS Managed Risk Balanced ETF              2               U.S. Equity Fund             ValMark Advisers, Inc.
Portfolio

TOPS Managed Risk Growth ETF                2               U.S. Equity Fund             ValMark Advisers, Inc.
Portfolio

TOPS Managed Risk Moderate Growth           2               U.S. Equity Fund             ValMark Advisers, Inc.
ETF Portfolio

Vanguard VIF Diversified Value Portfolio                    U.S. Equity Fund             The Vanguard(R) Group, Inc.

Vanguard VIF Mid-Cap Index Portfolio                        U.S. Equity Fund             The Vanguard(R) Group, Inc.

Vanguard VIF Small Company Growth                           U.S. Equity Fund             The Vanguard(R) Group, Inc.
Portfolio

Vanguard VIF Total Bond Market Index                        Taxable Bond Fund            The Vanguard(R) Group, Inc.
Portfolio




(1) Please refer to the Fund prospectus for a description of the class designation.


(3) Names changed effective July 20, 2017.

REVENUE AUL RECEIVES

Under the agreements referred to in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

RULE 12b-1 FEES & OTHER FEES. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 50 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying Fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund portfolio assets. Contract Owners and/or Participants, through their investment in the Investment Accounts that invest in underlying Fund portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying Fund portfolios attributable to the policy and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which you allocate the money that makes up your Account Value.



                               THE CONTRACTS

GENERAL

The Contracts are offered for use in connection with non-tax qualified retirement plans by an individual. The Contracts are also eligible for use in connection with certain tax-qualified retirement plans that meet the requirements of Sections 401, 403(b), 408 or 408A, or 457 of the Internal Revenue Code. Certain federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401, such as HR-10 Plans, (2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3) Section 403(b) Annuity purchase plans for employees of public schools or a charitable, educational, or scientific organization described under
Section 501(c)(3), and (4) individual retirement accounts or annuities established by an employer as a traditional IRA, simplified employee pension plan, or SIMPLE IRA plan under Section 408, or a Roth IRA under Section 408A or
(5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457.


         PREMIUMS AND ACCOUNT VALUES DURING THE ACCUMULATION PERIOD


APPLICATION FOR A CONTRACT

Any person or, in the case of qualified plans, any qualified organization wishing to purchase a Contract must submit an application and an initial Premium to AUL, and provide any other form or information that AUL may require. AUL reserves the right to reject an application or Premium for any reason, subject to AUL's underwriting standards and guidelines.


PREMIUMS UNDER THE CONTRACTS

Premium payments under the Contracts may be made at any time during the Contract Owner's life and before the Contract's Annuity Date. Premiums may vary in amount and frequency, but each Premium payment must be at least $100 if paying Premiums through monthly APP (Automatic Premium Payment). Otherwise, the minimum is $1,000.

Premiums may not total more than $1 million in each of the first two (2) Contract Years. In subsequent Contract Years, Premiums may not exceed $15,000 for non-Qualified Plan Contracts or $30,000 for Qualified Plan Contracts, unless otherwise agreed to by AUL.

If the minimum Premium amounts are not met, AUL may, after sixty (60) days notice, terminate the Contract and pay an amount equal to the Account Value as of the close of business on the effective date of termination. AUL may change the minimum Premiums permitted under a Contract, and may waive any minimum required Premium at its discretion.

Annual Premiums under any Contract purchased in connection with a qualified plan will be subject to maximum limits imposed by the Internal Revenue Code and possibly by the terms of the qualified plan. See the Statement of Additional Information for a discussion of these limits or consult the pertinent qualified plan document. Such limits may change without notice.

Initial Premiums must be credited to a Contract no later than the end of the second Business Day after it is received by AUL at the Corporate Office if it is preceded or accompanied by a completed application that contains all the information necessary for issuing the Contract and properly crediting the Premium. If AUL does not receive a complete application, AUL will notify the applicant that AUL does not have the necessary information to issue a Contract. If the necessary information is not provided to AUL within five (5) Business Days after the Business Day on which AUL first receives an initial Premium or if AUL determines it cannot otherwise issue a Contract, AUL will return the initial Premium to the applicant, unless consent is received to retain the initial Premium until the application is made complete.

Subsequent Premiums (other than initial Premiums) are credited as of the end of the Valuation Period in which they are received by AUL at the Corporate Office. AUL reserves the right to reject a Premium for any reason, subject to AUL's standards and guidelines.


RIGHT TO EXAMINE PERIOD

The Owner has the right to return the Contract for any reason within the Right to Examine Period, which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to AUL's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement annuities, created under 408 and 408(A), (if returned within seven (7) days of receipt).


ALLOCATION OF PREMIUMS

At the time the Owner purchases the Contract, the Owner specifies the percentage of a Premium to be allocated to the Investment Accounts and to the Fixed Account. The sum of the allocations must equal 100 percent, with at least 1 percent of each Premium payment allocated to each account selected. All Premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which Premiums may be allocated. The Owner can change the allocation percentages at any time, subject to these rules, by providing Proper Notice to the Corporate Office. The change will apply to the Premium payments received with or after receipt of the notice.

The initial Premium generally is allocated to the Fixed Account and the Investment Accounts in accordance with the allocation instructions on the date AUL receives the Premium at the Corporate Office. Subsequent Premiums are allocated as of the end of the Valuation Period during which AUL receives the Premium at the Corporate Office.

In those states that require the refund of the greater of Premiums paid or Account Value, AUL generally allocates all Premiums received (as well as any Credit applied) to AUL's General Account prior to the end of the Right to Examine Period. We will credit interest daily on Premiums so allocated. However, AUL reserves the right to allocate Premiums to the Fixed Account and the Investment Accounts of the Separate Account in accordance with the allocation instructions prior to the expiration of the Right to Examine Period. At the end of the Right to Examine Period, AUL transfers the net Premium and interest to the Fixed Account and the Investment Accounts based on the percentages selected in the application. For purposes of determining the end of the Right to Examine Period solely as it applies to this transfer, AUL assumes that receipt of the Contract occurs five (5) calendar days after the Contract Date.


TRANSFERS OF ACCOUNT VALUE

All or part of an Owner's Account Value may be transferred among the Investment Accounts of the Variable Account or to the Fixed Account at any time during the Accumulation Period upon receipt of Proper Notice by AUL at the Corporate Office. The minimum amount that may be transferred from any one Investment Account is $500 or, if less than $500, the Owner's remaining Account Value in the Investment Account. If, after any transfer, the Owner's remaining Account Value in an Investment Account or in the Fixed Account would be less than $25, then such request will be treated as a request for a transfer of the entire Account Value. Amounts transferred from the Fixed Account to an Investment Account during any given Contract Year cannot exceed 20 percent of the Owner's Fixed Account Value as of the beginning of that Contract Year.

Currently, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Account. However, AUL may charge $25 for each transfer in excess of twenty-four (24) in any Contract Year. AUL reserves the right, however, to change the limitation on the minimum transfer, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend any transfer privileges. If AUL determines that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, AUL may restrict the rights of certain Owners. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet-based transfers. Any transfer from an Investment Account of the Variable Account shall be effected as of the end of the Valuation Date in which AUL receives the request in proper form. AUL has established procedures to confirm that instructions communicated by telephone or via the internet are genuine, which include the use of personal identification numbers and recorded telephone calls. Neither AUL nor its agents will be liable for acting upon instructions believed by AUL or its agents to be genuine, provided AUL has complied with its procedures. Transfers into some Investment Accounts could result in termination of certain riders.


ABUSIVE TRADING PRACTICES


LATE TRADING

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in its Investment Accounts. The administrator of the Separate Accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.


MARKET TIMING

Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, the Owner should not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related Contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, the Owner's trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Owners consistently.

If it is determined that the Owner's trading activity violates any Fund's trading policy, then the Owner shall be notified of restrictions on the Owner's account. The Owner's access to internet and interactive voice response trades are turned off or the Owner is limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term-trading in their Funds. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on that Fund's respective policy. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' prospectuses for more details.


DOLLAR COST AVERAGING PROGRAM

Owners who wish to purchase units of an Investment Account over a period of time may do so through the DCA Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the DCA Program, nor will it prevent or necessarily alleviate losses in a declining market.

For example, assume that a Contract Owner requests that $1,000 per month be transferred from the GSMMF to the T. Rowe Price Blue Chip Growth Portfolio. The following table illustrates the effect of dollar cost averaging over a (6) month period.

                   TRANSFER        UNIT            UNITS
     MONTH          AMOUNT         VALUE         PURCHASED
----------------------------------------------------------
       1            $1,000          $20               50
       2            $1,000          $25               40
       3            $1,000          $30           33.333
       4            $1,000          $40               25
       5            $1,000          $35           28.571
       6            $1,000          $30           33.333

The average price per unit for these purchases is the sum of the prices ($180) divided by the number of monthly transfers six (6), or $30. The average cost per Accumulation Unit for these purchases is the total amount transferred ($6,000) divided by the total number of Accumulation Units purchased (210.237), or $28.54. THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE RESULTS.

Under the DCA Program, the Owner deposits Premiums into the GSMMF and then authorizes AUL to transfer a specific dollar amount from the GSMMF into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually. These transfers will continue automatically until AUL receives notice to discontinue the DCA Program, or until there is not enough money in the GSMMF to continue the DCA Program, whichever occurs first. To participate in the DCA Program, AUL requires a minimum deposit of $10,000 into the GSMMF.

Currently, the minimum required amount of each transfer is $500, although AUL reserves the right to change this minimum transfer amount in the future. Transfers to the Fixed Account are not permitted under the DCA Program. At least seven (7) days advance written notice to AUL is required before the date of the first proposed transfer. AUL offers the DCA Program to Contract Owners at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the DCA Program at any time. Transfers under the DCA Program will not count toward the twenty-four (24) free transfers granted to each Contract per year. Contract Owners may change the frequency of scheduled transfers, or may increase or decrease the amount of scheduled transfers, or may discontinue participation in the DCA Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the DCA Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the Premium receipt by AUL at the Corporate Office. The Contract Owner may select the particular date of the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on such date, provided that such date selected is a day that AUL is open for business and provided further that such date is a Valuation Date. If the date selected is not a Business Day or is not a Valuation Date, then the transfer will be made on the next succeeding Valuation Date.


PORTFOLIO REBALANCING PROGRAM

The Owner may elect to automatically adjust the Owner's Investment Account balances to be consistent with the allocation most-recently requested. This will be done on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences. The redistribution will not count toward the free transfers permitted each Contract Year. If the DCA Program has been elected, the Portfolio Rebalancing Program will not commence until the date following the termination of the DCA Program.

The Owner may elect this Portfolio Rebalancing Program at any time. Portfolio rebalancing will terminate when the Owner requests any transfer or the day AUL receives Proper Notice instructing AUL to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not available if the Owner chooses the Portfolio Optimization Program, as annual rebalancing is independently a part of that Program.

AUL does not currently charge for the Portfolio Rebalancing Program. AUL reserves the right to alter the terms or suspend or eliminate the availability of portfolio rebalancing at any time.


PORTFOLIO OPTIMIZATION PROGRAM


THE PROGRAM

Portfolio Optimization is an asset allocation program offered at no additional charge for use within this variable Annuity. Asset allocation refers to the manner in which investments are distributed among asset classes to help attain an investment goal. For the Owner's variable annuity, Portfolio Optimization can help with decisions about how the Owner should allocate the Owner's Account Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.

As part of the Program, several asset allocation models ("Portfolio Optimization Models" or "Models") have been developed. Mesirow Financial Investment Management, Inc., ("MFIM"), an independent entity unrelated to AUL, develops models for the Portfolio Optimization Program. Each of the models is based on different profiles of an investor's willingness to accept investment risk. If the Owner decides to subscribe to the Program and select one (1) of the Portfolio Optimization Models, the Owner's initial Premium payment (in the case of a new application) or Account Value, as applicable, will be allocated to the Investment Options according to the Model the Owner selects. Subsequent Premium payments, if allowed under the Owner's Contract, will also be allocated accordingly.

On a periodic basis (typically annually), the Portfolio Optimization Models are evaluated and the Models are updated by MFIM. If the Owner subscribes to Portfolio Optimization, the Owner's Account Value will automatically be reallocated in accordance with the Model the Owner selects as it is updated from time to time.


THE PORTFOLIO OPTIMIZATION MODELS

Up to five (5) asset allocation Models may be offered, each comprised of a carefully selected combination of Funds. Development of the Portfolio Optimization models is conducted by MFIM. Investment Options are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.


PERIODIC UPDATES OF THE PORTFOLIO OPTIMIZATION MODEL AND NOTICES OF UPDATES

Each of the Portfolio Optimization Models are evaluated periodically (generally, annually) by MFIM to assess whether the combination of Investment Options within each Model should be changed to better optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model (including Investment Options not currently available), or Investment Options may be deleted from a Model.

When the Owner's Portfolio Optimization Model is updated, the Owner's Account Value (and subsequent Premiums, if applicable) will be reallocated in accordance with any changes to the Model the Owner has selected. This means the allocation of the Owner's Account Value, and potentially the Investment Options, in which the Owner is invested, will automatically change and the Owner's Account Value (and subsequent Premiums, if applicable) will be automatically reallocated among the Investment Options in the Owner's updated Model.

When the Portfolio Optimization Models are updated, written notice of the updated Models will be sent to the Owner at least thirty (30) days in advance of the date that the updated version of the Model is to be effective. The Owner should carefully review these notices. If the Owner wishes to accept the changes in the Owner's selected Model, the Owner will not need to take any action, as the Owner's Account Value (or subsequent Premiums, if applicable) will be reallocated in accordance with the updated Model automatically. If the Owner does not wish to accept the changes to the Owner's selected Model, the Owner can change to a different Model or withdraw from the Program. Some of the riders available under the Contract require the Owner to participate in a specific asset allocation service. If the Owner purchased any of these riders, such riders will terminate if the Owner withdraws from Portfolio Optimization or allocates any portion of the Owner's subsequent Premiums or Account Value to an Investment Option that is not currently allowed with the rider (as more fully described in each rider).


SELECTING A PORTFOLIO OPTIMIZATION MODEL

If the Owner chooses to subscribe to the Program, the Owner must determine which Portfolio Optimization Model is best for the Owner. AUL will not make this decision. The Owner should consult with his or her registered representative on this decision. The Owner's registered representative can help the Owner determine which Model is best suited to his or her financial needs, investment time horizon, and willingness to accept investment risk. The Owner should periodically review these factors with his or her registered representative to determine if the Owner should change Models to keep up with changes in the Owner's personal circumstances. The Owner's registered representative can assist the Owner in completing the proper forms to subscribe to the Program or to change to a different Model. The Owner may, in consultation with his or her registered representative, utilize analytical tools made available by AUL, including an investor profile questionnaire, which asks questions intended to help the Owner or his or her registered representative assess his or her financial needs, investment time horizon, and willingness to accept investment risk. It is the Owner's decision, in consultation with the Owner's registered representative, to select a Model or to change to a different Model, and AUL bears no responsibility for this decision. The Owner may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with AUL.


QUARTERLY REPORTS

If the Owner selects a Portfolio Optimization Model, the Owner will be sent a quarterly report that provides information about the Investment Options within the Owner's selected Model, in addition to or as part of the Owner's usual quarterly statement.


RISKS

Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model Investment Option will not lose money or that investment results will not experience volatility. Investment performance of the Owner's Account Value could be better or worse by participating in a Portfolio Optimization Model than if the Owner had not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying portfolios). The timing of the Owner's investment and the rebalancing may affect performance. The Owner's Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Portfolio Optimization Models can cause the underlying portfolios to incur transactional expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the Models.

The Owner may change the Owner's Model selection at any time with Proper Notice. The Owner should consult with the Owner's registered representative to assist the Owner in determining which Model is best suited to the Owner's financial needs, investment time horizon, and is consistent with the Owner's risk comfort level. The Owner should periodically review those factors to determine if the Owner needs to change Models to reflect such changes. The Owner's registered representative can assist the Owner in completing the proper forms to enroll in Portfolio Optimization. Newly issued Contracts may require participation in the Program.

AUL is under no contractual obligation to continue this service, and has the right to terminate or change the Program at any time.


CONTRACT OWNER'S VARIABLE ACCOUNT VALUE


ACCUMULATION UNITS

Premiums allocated to the Investment Accounts available under a Contract are credited to the Contract in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account as of the end of the Valuation Period in which the Premium is credited. The number of Accumulation Units so credited to the Contract shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.


ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. All Investment Accounts were initially set at five dollars ($5). Subsequently, on each Valuation Date, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor determined as of the end of the Valuation Date for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.


NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one (1) Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a) is equal to:

    (1) the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

    (2) the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus

    (3) a credit or charge with respect to taxes, if any, paid or reserved by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed);

(b) is the net asset value per share of the Fund determined as of the end of the preceding Valuation Period, plus the per share credit or charge for any taxes reserved for the immediately preceding Valuation Period.

(c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the mortality and expense risk charge and the administrative fee.



                          CHARGES AND DEDUCTIONS


PREMIUM TAX CHARGE

Various states impose a tax on Premiums received by insurance companies. Whether or not a Premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the insurance tax laws, and AUL's status in a particular state. AUL may assess a Premium tax charge to reimburse itself for Premium taxes that it incurs. This charge will be deducted as Premium taxes are incurred by AUL, which is usually when an Annuity is effected. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change.


WITHDRAWAL CHARGE

No deduction for sales charges is made from Premiums for a Contract. However, if a cash withdrawal is made or the Contract is surrendered by the Owner, a withdrawal charge

(which may also be referred to as a contingent deferred sales charge) may be assessed by AUL on the amount withdrawn if the Contract is within the withdrawal charge period.

For the first (1st) Contract Year, the Annual Free Withdrawal Amount is equal to 12 percent of total Premiums paid. For all other Contract Years, the Annual Free Withdrawal Amount is equal to 12 percent of Premium payments not previously withdrawn and still within the withdrawal charge period as of the date of the first withdrawal in that Contract Year. Any withdrawals made within a Contract Year reduce the Annual Free Withdrawal Amount available for the remainder of the Contract Year.

When the Owner makes a withdrawal, AUL considers Premium payments that the Owner has not already withdrawn to be withdrawn first, on a First-In, First-Out basis. After all Premium payments have been withdrawn, the remaining balance withdrawn is considered to be earnings and is not subject to a withdrawal charge. This order is solely for the purpose of determining the withdrawal charge and does not apply to federal income tax rules.




                 CHARGE AS A PERCENTAGE OF PREMIUM ON WITHDRAWAL EXCEEDING 12% ANNUAL FREE WITHDRAWAL AMOUNT

Premium Year                                            1        2        3       4        5         6         7       8 or more
--------------------------------------------------------------------------------------------------------------------------------
                                                       7%       6%       5%      4%       3%        2%        1%          0%



MORTALITY AND EXPENSE RISK CHARGE

AUL deducts a daily charge from the Variable Account prior to the calculation of the unit value. Refer to the Expense Table for current charges. This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable Account.

The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that the Annuitants, as a group, will live longer than the AUL actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.


ANNUAL CONTRACT FEE

AUL deducts a maximum annual Contract fee from each Owner's Account Value pro rata based on the Owner's amounts in each Investment Account and Fixed Account. Refer to the Expense Table for current charges. The fee is assessed every year on a Contract if the Contract is in effect on the Contract Anniversary, and is assessed only during the Accumulation Period. When a Contract Owner annuitizes or surrenders on any day other than a Contract Anniversary, a pro rata portion of the charge for that portion of the year will not be assessed. The charge is deducted proportionately from the Account Value allocated among the Investment Accounts and the Fixed Account. The purpose of this fee is to reimburse AUL for the expenses associated with the operation of the Variable Account. AUL does not expect to profit from this fee.


ADMINISTRATIVE FEE

AUL deducts a daily charge from the Variable Account Value pro rata based on the Owner's amounts in each Investment Account. Refer to the Expense Table for current charges. This charge is assessed to reimburse AUL for the expenses associated with the administration of the Contracts. AUL may ultimately realize a profit from this charge to the extent it is not needed to address administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.


RIDER CHARGES

The addition of any riders will result in additional charges which will be deducted proportionately from either the Account Value or only the Variable Account Value.

If the Enhanced Death Benefit Rider is elected, AUL deducts a monthly charge from the Variable Account Value pro rata based on the Owner's amounts in each Investment Account and Fixed Account to pay for the rider. Refer to the Expense Table for current charges.

If the Guaranteed Return of Premium Rider is elected, AUL deducts a monthly charge from the Variable Account Value pro rata based on the Owner's amounts in each Investment Account and Fixed Account to pay for the rider. Refer to the Expense Table for maximum charges.

If an Extra Credit Premium Rider is elected, AUL deducts a monthly charge from the Account Value pro rata based on the Owner's amounts in each Investment Account and Fixed Account to pay for the rider. Refer to the Expense Table for current charges.

If one (1) of the Guaranteed Minimum Withdrawal Benefit Riders is elected, AUL deducts a monthly charge from the Account Value, pro rata based on the Owner's amounts in each Investment Account and Fixed Account to pay for the rider. Refer to the Expense Table for maximum charges.

THE GUARANTEED RETURN OF PREMIUM RIDER, LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER AND THE OWNER AND SPOUSAL LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER ARE NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009, AND RIDERS MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.


OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. A transfer charge of $25 is imposed on all transfers in excess of twenty-four (24) in a Contract Year.


VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the withdrawal charge and annual Contract fee for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. For example, the withdrawal and/or annual Contract fee may be reduced in connection with acquisition of the Contract in exchange for another Annuity Contract issued by AUL. AUL may also reduce or waive the withdrawal charge and annual Contract fee on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.


GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the Mortality and Expense Risk Charge shall not increase once a Contract has been sold. AUL reserves the right to increase the Mortality and Expense Risk Charge on future Contracts. AUL may increase the annual Contract fee or the administrative fee, but only to the extent necessary to recover the expenses associated with administration of the Contracts and operations of the Variable Account.


EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Fund or Fund portfolio. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are not fixed or specified under the terms of the Contract and are described in the Funds' Prospectuses.



                                DISTRIBUTIONS


CASH WITHDRAWALS

During the lifetime of the Annuitant, at any time after the Right to Examine Period and before the Annuity Date and subject to the limitations under any applicable Qualified Plan and applicable law, a Contract may be surrendered or a withdrawal may be taken from a Contract. If a Contract Owner selects a variable payment Annuity with no life contingency, he or she may also take a partial withdrawal or surrender the Annuity during the Annuity Period. A surrender or withdrawal request will be effective as of the end of the Valuation Date that a Proper Notice is received by AUL at the Corporate Office. Generally, surrender or withdrawal requests will be paid within seven (7) calendar days.

If AUL receives Proper Notice of a full surrender request, AUL will pay the Cash Value as of the end of the Valuation Period to the Owner.

A withdrawal may be requested for a specified percentage or dollar amount of an Owner's Account Value. Upon payment, the Owner's Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. AUL reserves the right to treat requests for a withdrawal that would leave an Account Value of less than $2,500 as a request for a surrender. AUL may change or waive this provision at its discretion. The minimum amount that may be withdrawn from a Contract Owner's Account Value is $100 for systematic withdrawal and $500 for all other withdrawals. In addition, Contracts issued in connection with certain retirement programs may be subject to constraints on withdrawals and surrenders.

The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Account as instructed. If the Owner does not specify, withdrawals will be made in proportion to the Owner's Account Value in the various Investment Accounts and the Fixed Account. A withdrawal will not be effected until Proper Notice is received by AUL at the Corporate Office.

In addition to any withdrawal charges, a surrender or a withdrawal may be subject to a Premium tax charge for any tax on Premiums that may be imposed by various states. See "Premium Tax Charge." A surrender or withdrawal may result in taxable income and in some cases a tax penalty. See "Tax Penalty for All Annuity Contracts" in the Statement of Additional Information. Owners of Contracts used in connection with a Qualified Plan should refer to the terms of the applicable Qualified Plan for any limitations or restrictions on cash withdrawals. The tax consequences of a surrender or withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."


DEATH PROCEEDS PAYMENT PROVISIONS

The Death Proceeds will be determined as of the end of the Valuation Period in which due proof of death is received by AUL at the Corporate Office.

At the time of application, Contract Owners may select one (1) of two (2) death benefits available under the Contract as listed below (the Enhanced Death Benefit Option Rider may not be available in all states and may not be added later).

If no selection is made at the time of application, the death benefit will be the Standard Contractual Death Benefit.


DEATH BENEFITS AND MULTIPLE BENEFICIARIES

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the Separate Account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.


STANDARD CONTRACTUAL DEATH BENEFIT

The Death Proceeds under the Standard Contractual Death Benefit are equal to the greater of:

  1)  the Account Value; or

  2) the Adjusted Premiums are the total of all Premiums paid prior to the first withdrawal subject to the adjustments set forth in this Section 2. Adjusted Premiums are increased by Premiums paid after the most-recent date the Adjusted Premiums were recalculated due to a withdrawal. Adjusted Premiums are decreased by each withdrawal in the same proportion that the withdrawal reduces the Account Value at the time of the withdrawal. The new Adjusted Premiums are calculated by multiplying the Adjusted Premiums just prior to the withdrawal by the ratio of (a) divided by (b), where (a) is the Account Value after the withdrawal and
      (b) is the Account Value immediately prior to the withdrawal. For example, if the Owner withdraws 50 percent of the Owner's Account Value, the Adjusted Premiums will be reduced by 50 percent.


ENHANCED DEATH BENEFIT RIDER

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

  1)  the Account Value; or

  2) the Adjusted Premiums. The Adjusted Premiums are the total of all Premiums paid prior to the first withdrawal subject to the adjustments set forth in this Section 2. Adjusted Premiums are increased by Premiums paid after the most-recent date the Adjusted Premiums were recalculated due to a withdrawal. Adjusted Premiums are decreased by each withdrawal in the same proportion that the withdrawal reduces the Account Value at the time of the withdrawal. The new Adjusted Premiums are calculated by multiplying the Adjusted Premiums just prior to the withdrawal by the ratio of (a) divided by (b), where (a) is the Account Value after the withdrawal and (b) is the Account Value immediately prior to the withdrawal. For example, if the Owner withdraws 50 percent of the Owner's Account Value, the Adjusted Premiums will be reduced by 50 percent; or

  3) the Greatest Account Value. The Greatest Account Value is the highest Account Value on any Contract Anniversary prior to the Contract Owner's 86th birthday subject to adjustments set forth in this Section 3. The Greatest Account Value is increased by Premiums paid after the Contract Anniversary on which the Greatest Account Value is obtained. The Greatest Account Value is decreased by each withdrawal after that Contract Anniversary in the same proportion that the withdrawal reduces the Account Value at the time of the withdrawal. The new Greatest Account Value is calculated by multiplying the Greatest Account Value just prior to the withdrawal by the ratio of (a) divided by (b), where (a) is the Account Value after the withdrawal and (b) is the Account Value immediately prior to the withdrawal. For example, if the Owner withdraws 50 percent of the Owner's Account Value, the Greatest Account Value will be reduced by 50 percent.


DEATH OF THE OWNER

If the Contract Owner dies before the Annuity Date and the Beneficiary is not the Contract Owner's surviving Spouse, the Death Proceeds will be paid to the Beneficiary. Such Death Proceeds will be paid in a lump-sum, unless the Beneficiary elects to have this value applied under a settlement option. The option also must have payments which are payable over the life of the Beneficiary or over a period which does not extend beyond the life expectancy of the Beneficiary. If the Contract is non-qualified, the payments must begin within one (1) year of the Contract Owner's death, or the entire amount must be distributed by the fifth (5th) anniversary of the Contract Owner's death. If the Contract is an IRA or funds a qualified retirement plan, the payments must begin by December 31 of the year after the Contract Owner's death, or the entire amount must be distributed by December 31 of the fifth year after the Contract Owner's death.

If the Contract Owner dies before the Annuity Date and the Beneficiary is the Contract Owner's surviving Spouse, the surviving Spouse will become the new Contract Owner. The Contract will continue with its terms unchanged and the Contract Owner's Spouse will assume all rights as Contract Owner. Within one hundred-twenty (120) days of the original Contract Owner's death, the Contract Owner's Spouse may elect to receive the Death Proceeds or withdraw any of the Account Value without any early withdrawal charge. However, depending upon the circumstances, income tax and a tax penalty may be imposed upon such a withdrawal.

Any amount payable under a Contract will not be less than the minimum required by the law of the state where the Contract is delivered.


DEATH OF THE ANNUITANT

If the Annuitant dies before the Annuity Date and the Annuitant is not also the Contract Owner, then: (1) if the Contract Owner is not an individual, the Death Proceeds will be paid to the Contract Owner in a lump-sum; or (2) if the Contract Owner is an individual, a new Annuitant may be named and the Contract will continue. If a new Annuitant is not named within one hundred-twenty (120) days of the Annuitant's death, the Account Value, less any withdrawal charges, will be paid to the Contract Owner in a lump-sum.

The Death Proceeds will be paid to the Beneficiary or Contract Owner, as appropriate, in a single sum or under one (1) of the Annuity Options, as directed by the Contract Owner or as elected by the Beneficiary. If the Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.


PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a surrender, withdrawal, transfer from an Owner's Account Value allocated to the Variable Account, or payment of the Death Proceeds, normally will be made within seven
(7) days from the date Proper Notice is received at the Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible for any period: (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closings; (b) during which trading on the New York Stock Exchange is restricted, as determined by the SEC; (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account; or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account(s), see "The Fixed Account(s)."


ANNUITY PERIOD


GENERAL

On the Annuity Date, the adjusted value of the Owner's Account Value may be applied to provide an Annuity option on a fixed or variable basis, or a combination thereof. No withdrawal charge will apply if a life Annuity or survivorship Annuity option is selected and if the Contract is in its fifth (5) Contract Year or later and a fixed income option for a period of ten (10) or more years is chosen. Otherwise, Contract Proceeds are equal to the Account Value less any applicable withdrawal charge.

The Annuity Date is the date chosen for Annuity payments to begin and such date will be the first day of a calendar month unless otherwise agreed upon by AUL. During the Accumulation Period, the Contract Owner may change the Annuity Date subject to approval by AUL.

Annuitization is irrevocable once a request for annuitization is received in good order, unless a variable payment Annuity with no life contingency is selected.

When the Owner annuitizes, the Owner must choose:

  1. An Annuity payout option, and

  2. Either a fixed payment Annuity, variable payment Annuity, or any available combination.

Contract Owners who select an Income for a Fixed Period Annuity may make partial and full surrenders during the Annuity Period.

A Contract Owner may designate an Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Corporate Office prior to the Annuity Date. AUL may also require additional information before Annuity payments commence. If the Contract Owner is an individual, the Annuitant may be changed at any time prior to the Annuity Date. The Annuitant must also be an individual and must be the Contract Owner, or someone chosen from among the Contract Owner's Spouse, parents, brothers, sisters, and children. Any other choice requires AUL's consent. If the Contract Owner is not an individual, a change in the Annuitant will not be permitted without AUL's consent. The Beneficiary, if any, may be changed at any time and the Annuity Date and the Annuity Option may also be changed at any time prior to the Annuity Date. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the Qualified Plan for pertinent limitations regarding Annuity dates and options.


FIXED PAYMENT ANNUITY

The payment amount under a fixed payment Annuity option will be determined by applying the selected portion of the Contract Proceeds to the fixed payment Annuity table then in effect, after deducting applicable Premium taxes. The Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant, except that in the case of Option 1, Income for a Fixed Period, age is not a consideration. Payments under the fixed payment Annuity are guaranteed as to dollar amount for the duration of the Annuity Period.


VARIABLE PAYMENT ANNUITY

The first payment amount under a Variable Payment Annuity option is set at the first Valuation Date after the Annuity Date by applying the selected portion of the Contract Proceeds to the Variable Payment Annuity table the Owner selects, after deducting applicable Premium taxes. Payments under the Variable Payment Annuity option will vary depending on the performance of the underlying Investment Accounts. The dollar amount of each variable payment may be higher or lower than the previous payment.

  1. ANNUITY UNITS AND PAYMENT AMOUNT - The dollar amount of the first payment is divided by the value of an Annuity unit as


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
      of the Annuity Date to establish the number of Annuity units representing each Annuity payment. The number of Annuity units established remains fixed during the Annuity payment period. The dollar amount of subsequent Annuity payments is determined by multiplying the fixed number of Annuity units by the Annuity unit value for the Valuation Period in which the payment is due.

  2. ASSUMED INVESTMENT RATE - The Assumed Investment Rate (AIR) is the investment rate built into the variable payment Annuity table used to determine the Owner's first Annuity payment. The Owner may select an AIR from 3 percent, 4 percent or 5 percent when the Owner annuitizes. A higher AIR means the Owner would receive a higher initial payment, but subsequent payments would rise more slowly or fall more rapidly. A lower AIR has the opposite effect. If actual investment experience equals the AIR the Owner chooses, Annuity payments will remain level. If the Owner does not select an AIR, the default AIR will be 3 percent.

  3. VALUE OF AN ANNUITY UNIT - The value of an Annuity unit for an Investment Account for any subsequent Valuation Period is determined by multiplying the Annuity unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity unit value is being calculated, and multiplying the result by an interest factor to neutralize the AIR built into the variable payment Annuity table which the Owner selected.

  4. TRANSFERS - During the Annuity Period, transfers between Investment Accounts must be made in writing. AUL reserves the right to restrict transfers to no more frequently than once a year. Currently, there are no restrictions. Transfers will take place on the anniversary of the Annuity Date unless otherwise agreed to by AUL.


PAYMENT OPTIONS

All or any part of the proceeds paid at death or upon full surrender of the Contract may be paid in one sum or according to one of the following options:

  1. INCOME FOR A FIXED PERIOD. - Proceeds are payable in monthly installments for a specified number of years, not to exceed twenty (20) years.

  2. LIFE ANNUITY. - Proceeds are payable in monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as one hundred-twenty (120), or the number of payments required to refund the proceeds applied.

  3. SURVIVORSHIP ANNUITY. - Proceeds are payable in monthly installments for as long as either the first payee or surviving payee lives.

The Contract proceeds may be paid in any other method or frequency of payment acceptable to AUL.

Contract proceeds payable in one sum will accumulate interest from the date of due proof of death or surrender to the payment date at the rate of interest then paid by AUL or at the rate specified by statute, whichever is greater.

If a Contract Owner selects a variable payment Annuity with no life contingency, he or she may take a partial withdrawal or surrender the Annuity during the Annuity Period.


SELECTION OF AN OPTION

Contract Owners should carefully review the Annuity Options with their financial or tax advisors. For Contracts used in connection with a qualified plan, the terms of the applicable qualified plan should be referenced for pertinent limitations respecting the form of Annuity payments, the commencement of distributions, and other matters. For instance, Annuity payments under a qualified plan generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70 1/2 and is no longer employed. For Option 1, Income for a Fixed Period, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's Spouse and is more than ten (10) years younger than the Annuitant.



                              THE FIXED ACCOUNT


SUMMARY OF THE FIXED ACCOUNT

Premiums designated to accumulate on a fixed basis may be allocated to the Fixed Account which is part of AUL's General Account. The Fixed Account may not be available in all states. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the

Variable Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see the Contract itself.

The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate ranging between 1 percent and 4 percent, depending on the Contract ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Contract for a period of at least one (1) year. AUL reserves the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest. AUL bears the investment risk for Owner's Fixed Account Values and for paying interest at the Current Rate on amounts allocated to the Fixed Account.


WITHDRAWALS

A Contract Owner may make a surrender or a withdrawal from his or her Fixed Account Value subject to the provisions of the Contract. A full surrender of a Contract Owner's Fixed Account Value will result in a withdrawal payment equal to the value of the Contract Owner's Fixed Account Value as of the day the surrender is effected plus or minus any applicable withdrawal charge. A withdrawal may be requested for a specified percentage or dollar amount of the Contract Owner's Fixed Account Value. For a further discussion of surrenders and withdrawals as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Cash Withdrawals."


TRANSFERS

The Contract Owner's Fixed Account Value may be transferred from the Fixed Account to the Variable Account subject to certain limitations. The minimum amount that may be transferred from a Fixed Account is $500 or, if that Fixed Account Value is less than $500, the Contract Owner's remaining Account Value in that Fixed Account. If the amount remaining in a Fixed Account after a transfer would be less than $25, the remaining amount will be transferred with the amount that has been requested. Transfers may result in a charge to the Contract Owner. The maximum amount that may be transferred in any one (1) Contract Year is the lesser of 20 percent of a Contract Owner's Fixed Account Value as of the last Contract Anniversary preceding the request, or the Contract Owner's entire Fixed Account Value if it would be less than $500 after the transfer. Transfers of a Contract Owner's Fixed Account Value will be effected on a last-in first-out basis. For a discussion of transfers as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Transfers of Account Value."


CONTRACT CHARGES

The withdrawal charge will be the same for amounts surrendered or withdrawn from a Contract Owner's Fixed Account Value as for amounts surrendered or withdrawn from a Contract Owner's Variable Account Value. In addition, the annual Contract fee will be the same whether or not an Owner's Contract value is allocated to the Variable Account or the Fixed Account. The monthly administrative charge will be deducted from the Variable Account Value only and will not be assessed against the Fixed Account. The charge for mortality and expense risks will not be assessed against the Fixed Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Contract Owners to the extent the Account Value is allocated to the Fixed Account; however, such Contract Owners will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

Any charges or other deductions are made first from the most-recent allocations or transfers to the Fixed Account.


PAYMENTS FROM THE FIXED ACCOUNT

Surrenders, cash withdrawals, and transfers from the Fixed Account and payment of Death Proceeds based upon a Contract Owner's Fixed Account Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Contract Owner's Fixed Account Value.



                          MORE ABOUT THE CONTRACTS


DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation contained in an application for the Contracts will remain in effect until changed. The interests of a Beneficiary who dies before the Contract Owner will pass to any surviving Beneficiary, unless the Contract Owner specifies otherwise. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Contract Owner prior to the Annuity Date, the Contract Owner's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Date, upon the death of the Annuitant, the Owner is the Beneficiary. If the Contract Owner is not an individual, the Contract Owner will be the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Contract Owner is living by filing with AUL a written Beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

For Contracts issued in connection with qualified plans, reference should be made to the terms of the particular qualified plan, if any, and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan, the Beneficiary must be the Contract Owner's Spouse if the Contract Owner is married, unless the Spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the Spouse.


ASSIGNABILITY

A Contract Owner may not assign, transfer, sell, pledge, charge, encumber or in any way alienate a Contract or any rider or benefit that may be included in a Contract.


PROOF OF AGE AND SURVIVAL

AUL may require proof of age, sex, or survival of any person on whose life Annuity payments depend.


MISSTATEMENTS

If the age or sex of any Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Contract would have provided for the correct age and sex.


ACCEPTANCE OF NEW PREMIUMS

AUL reserves the right to refuse to accept new Premiums for a Contract at any time.


OPTIONAL BENEFITS

There are several riders available at the time of application which are described below. Some of these riders are not available in all states or available after issue. These riders carry their own charges which are described in the Expense Table in this Prospectus.

THE FOLLOWING RIDERS ARE NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009: GUARANTEED RETURN OF PREMIUM RIDER, LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER, AND THE OWNER & SPOUSAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER, AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.


ENHANCED DEATH BENEFIT RIDER

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

  1)  THE ACCOUNT VALUE;

  2) ADJUSTED PREMIUMS - Adjusted Premiums are the total of all Premiums paid prior to the first withdrawal subject to the adjustments set forth in this Section 2. Adjusted Premiums are increased by Premiums paid after the most-recent date the Adjusted Premiums were recalculated due to a withdrawal. Adjusted Premiums are decreased by each withdrawal in the same proportion that the withdrawal reduces the Account Value at the time of the withdrawal. The new Adjusted Premiums are calculated by multiplying the Adjusted Premiums just prior to the withdrawal by the ratio of (a) divided by (b), where (a) is the Account Value after the withdrawal and (b) is the Account Value immediately prior to the withdrawal. For example, if the Owner withdraws 50 percent of the Owner's Account Value, the Adjusted Premiums will be reduced by 50 percent; or

  3) GREATEST ACCOUNT VALUE - The Greatest Account Value is the highest Account Value on any Contract Anniversary prior to the Contract Owner's 86th birthday subject to adjustments set forth in this Section 3. The Greatest Account Value is increased by Premiums paid after the Contract Anniversary on which the Greatest Account Value is obtained. The Greatest Account Value is decreased by each withdrawal after that Contract Anniversary in the same proportion that the withdrawal reduces the Account Value at the time of the withdrawal. The new Greatest Account Value is calculated by multiplying the Greatest Account Value just prior to the withdrawal by the ratio of (a) divided by (b), where (a) is the Account Value after the withdrawal and (b) is the Account Value immediately prior to the withdrawal. For example, if the Owner withdraws 50 percent of The Owner's Account Value, the Greatest Account Value will be reduced by 50 percent.

This rider may be terminated after issue, but only after the seventh (7th) Contract Year.


6% EXTRA CREDIT PREMIUM RIDER

In some Contracts, the Contract Owner may select the Extra Credit Premium Rider at the time of application. AUL will credit 6 percent of a Premium (the "Credit") to the Contract Value each time the Contract Owner makes a contribution within the first twelve (12) months after the Contract is issued. AUL will allocate Credit amounts among the Investment Options in the same ratio as Premiums are allocated. AUL will fund the Credit amounts from its General Account assets.

The annual charge for the Extra Credit Premium Rider can be found in the Expense Table. This rider charge will apply until the Credit is totally vested, according to the following vesting schedule.

          CONTRACT YEAR              VESTING SCHEDULE
-----------------------------------------------------
                1                            0%
                2                        4.167%
                3                        16.67%
                4                        33.33%
                5                           50%
                6                        66.67%
                7                        83.33%
                8                          100%

The Credit is not part of the amount an Owner will receive if he or she returns the Contract pursuant to the terms of the Right to Examine provision. In addition, all or part of the Credit will be recaptured by AUL if the Owner makes a withdrawal in the first seven (7) Contract years, depending upon the vesting schedule above. Regardless of whether or not the Credit is vested, all gains or losses attributable to such Credit are part of the Contract Owner's Account Value and are immediately vested.

The Contract Owner will be worse off for electing the Extra Credit Premium Rider in those situations where the gain on the Credit combined with the Credit itself are less than the charge for the rider over the same period. Conversely, the Contract Owner will be better off in those situations where the gain on the Credit combined with the Credit itself is greater than the charge assessed for the rider over the same period.

The net Fund return that is necessary for the Cash Value at the end of seven
(7) years to be equal to the amount of consideration paid into the contract is the break even rate for the rider. The break even rate is 1.49 percent for Contracts with the 6 percent Extra Credit Premium Rider.

AUL expects to make a profit from the Extra Credit Premium Rider charges.

This rider may not be terminated after issue.


GUARANTEED RETURN OF PREMIUM RIDER

THE GUARANTEED RETURN OF PREMIUM RIDER IS NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009, AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.

For those Contracts which have elected the Guaranteed Return of Premium Rider at the time of application, the following provisions apply. If The Owner's Contract is still in force at the end of the tenth (10th) Contract Anniversary, The Owner's Account Value will be adjusted to be the greater of:

  1.  The Account Value at that time, or

  2. The total of all Premiums paid under the Contract, less a proportional adjustment for amounts previously withdrawn.

This rider is only available if certain models of the Portfolio Optimization Program are chosen or wholly allocated in the Timothy Plan(R) Conservative Growth Fund. Any transfer of Account Value to any model not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. AUL reserves the right to eliminate, restrict or change some of these options after issue. If the Owner terminates the Portfolio Optimization Program, or if the Owner transfers amounts from the Timothy Investment Accounts, the rider will be terminated automatically.

Any credit paid is not Premium and would, therefore, not be included in the calculation of this benefit. See the Expense Table for the charge for this rider.

This rider may be terminated after issue, but only after the seventh (7th) Contract Year.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

AUL offers two (2) Guaranteed Minimum Withdrawal Benefit Riders: the Lifetime Guaranteed Minimum Withdrawal Benefit Rider and the Owner and Spousal Lifetime Guaranteed Minimum Withdrawal Benefit Rider. These Riders guarantee that the Owner may take withdrawals up to a maximum amount per year ("Guaranteed Annual Withdrawal Amount" or "GAWA").

THE LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER AND THE OWNER AND SPOUSAL LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER ARE NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009 AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.

If the Lifetime Guaranteed Minimum Withdrawal Benefit Rider is selected, AUL guarantees that if the Owner's Account Value is reduced to zero due to a withdrawal less than or equal to the GAWA, AUL will pay an amount equal to the GAWA annually until the Owner's death.

If the Owner and Spousal Lifetime Guaranteed Minimum Withdrawal Benefit Rider is selected, AUL guarantees that if the Owner's Account Value is reduced to zero due to a withdrawal less than or equal to the GAWA, AUL will pay an amount equal to the GAWA annually until the Owner's death and the death of the Owner's Spouse.

These riders are only available if the Portfolio Optimization Program is chosen or wholly allocated in the Timothy Plan(R) Conservative Growth Fund or the Timothy Plan(R) Strategic Growth Fund. Any transfer of Account Value to any model not listed on the Policy Data Page as approved for use with this benefit will terminate the riders. Models listed on the Policy Data Page are subject to change by AUL.

Either of these riders may be added after issue. The effective date of the rider(s) will be the next monthiversary following the receipt of Proper Notice to AUL at the Corporate Office.


GENERAL PROVISIONS OF BOTH RIDERS

With either of the riders, if the Account Value is reduced to zero due to a withdrawal in excess of the GAWA, the Contract and rider will terminate and the Owner will receive no further benefits.



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If one (1) of these riders is effective as of the Contract Date, the initial
Benefit Base will be equal to the Premiums on the Contract Date. If the rider is elected after the Contract Date, the initial Benefit Base will be equal to the Account Value on the rider effective date.

Thereafter, the Benefit Base will increase by the dollar amount of any additional Premiums. It will also increase on each Contract Anniversary, as described below under "Automatic Annual Step-Up" and "5% Rollup."

The Benefit Base is reduced on a proportional basis by any withdrawal that exceeds the GAWA.

The Benefit Base can never be more than $5,000,000.

The initial GAWA is equal to the Benefit Base immediately prior to the Owner's first withdrawal multiplied by the applicable GAWA Percentage. The GAWA represents the maximum amount that can be taken as a partial withdrawal each Contract Year without reducing the GAWA going forward.

After the date of the Owner's first withdrawal, the GAWA may increase due to additional Premiums, by multiplying the new Benefit Base by the applicable GAWA Percentage. The GAWA may also be increased at each Contract Anniversary, as described below under "Automatic Annual Step-Up" and "5% Rollup." The GAWA is reduced for withdrawals in excess of the GAWA on a proportional basis.


AUTOMATIC ANNUAL STEP-UP

On any Contract Anniversary in which the Account Value is greater than the Benefit Base, an Automatic Annual Step-Up may occur. The Automatic Annual Step-Up will increase the Benefit Base to equal the Account Value on the date of the Step-Up (up to a maximum of $5,000,000). It will also increase the GAWA to equal the GAWA Percentage multiplied by the new Benefit Base, if such amount is greater than the current GAWA.

If, on the date that a Step-Up occurs, the charge for the rider selected has changed for new purchasers, the Owner may be subject to the new charge at the time of such Step-Up. The Owner may decline a Step-Up by notifying AUL in writing at least thirty (30) days prior to the Contract Anniversary Date.

If a Step-Up is declined, Automatic Annual Step-Ups will not resume until the Owner notifies AUL in writing that the Owner would like to reinstate the Step-Ups. The Step-Up will resume on the next Contract Anniversary after AUL receives the Contract Owner's request for reinstatement. If the Owner does reinstate the Step-Up and the charge for this rider has changed for new purchasers, the Owner will be subject to the new charge.


5% ROLLUP

On each Contract Anniversary until the earlier of: (a) the date of the Owner's first withdrawal or (b) the tenth (10th) Contract Anniversary following the rider's effective date, the 5 percent Rollup amount will be equal to the initial Benefit Base on the selected rider's effective date, plus any additional Premiums which are received after the selected rider's effective date, accumulated annually at 5 percent to the Contract Anniversary. On each Contract Anniversary in which the 5 percent Rollup amount is greater than the Benefit Base, AUL will increase the Benefit Base to equal the 5 percent Rollup amount (up to a maximum of $5,000,000) and increase the GAWA to equal the GAWA Percentage multiplied by the new Benefit Base, if such amount is greater than the current GAWA.

If, on any Contract Anniversary when the Owner is eligible for the 5 percent Rollup, the Account Value is greater than the 5 percent Rollup amount, AUL will Step-Up the Benefit Base to equal the Account Value and the 5 percent Rollup will not apply. If the Owner chooses to decline the Step-Up (as described above under "Automatic Annual Step-Up"), the 5 percent Rollup will still apply.

The 5 percent Rollup will not be applicable after the earlier of: (a) the date of the Owner's first withdrawal; or (b) the tenth (10th) Contract Anniversary following the rider's effective date.

Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Internal Revenue Code of 1986, as amended, that exceed the GAWA for a specific Contract Year, will not be deemed excess withdrawals in that Contract Year. This applies only in relation to the Required Minimum Distribution based on the value of the Contract.

The Owner must allocate the Account Value in accordance with the permitted and available Portfolio Optimization Models in order to elect and maintain one of these riders.

The charge for the selected rider is shown on the Rider Specifications Page. The charge will be assessed monthly against the greater of the Account Value or the Benefit Base. If a Step-Up occurs, the charge may be increased, but not above the charge then-applicable to new purchasers. If, at the time of a Step-Up, AUL is no longer issuing these riders, the charge may be increased, but not above the maximum charge for the selected rider.

If the Account Value is reduced to zero due to a withdrawal in excess of the GAWA, the Contract and the rider will terminate and no further benefits will be due under either.

AUL reserves the right to aggregate all OneAmerica partner company Contracts with this benefit.


OWNER AND SPOUSAL LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

THE OWNER AND SPOUSAL LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER IS NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009, AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.



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If the Owner and Spousal Lifetime Guaranteed Minimum Withdrawal Benefit Rider
is selected, it is designed to facilitate the continuation of the Owner's rights under this rider by the Owner's Spouse. If the Owner, or first Owner in the case of joint Owners, dies and the Spouse elects to continue the Contract, AUL will continue the rider with respect to all benefits. The surviving Spouse will be the Contract Owner and cannot name a new Contract Owner.

If withdrawals under the rider have commenced, the GAWA will remain the same unless reduced due to a withdrawal in excess of the GAWA. If withdrawals under this rider have not commenced, the GAWA Percentage will be based on the attained age of the surviving spouse at the time of the first withdrawal.

For purposes of this rider, the Spouse is identified as the Spouse of the Contract Owner at the time of the first withdrawal. If the Spouse is changed after the first withdrawal, the GAWA Percentage will continue based on the ages at the time of the first withdrawal made under the rider.

The payment amount in the Contract Year in which the Account Value is reduced to zero is equal to the remaining GAWA not yet withdrawn in that year. In subsequent Contract Years, the payment amount equals the GAWA in effect as of the date that the Account Value is reduced to zero.


TERMINATION

The selected rider will terminate on the earliest of the following conditions:

  1. After completion of seven (7) Contract Years after the rider effective date, the Contract Owner may request by written notice to terminate the rider. The rider will terminate on the next Contract Anniversary Date following receipt of the written request by AUL;

  2. Reduction of the Account Value to zero due to a withdrawal in excess of the GAWA;

  3. Failure to continue to allocate the Account Value in accordance with the permitted and available Portfolio Optimization Models;

  4.  Full surrender of the Contract;

  5. Death of the Contract Owner or the Spouse of the Contract Owner (as defined in this rider) if he/she elects to continue the Contract at the original Contract Owner's death; or

  6.  Annuitization of the Contract.


LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

THE LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER IS NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009, AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.

If the Lifetime Guaranteed Minimum Withdrawal Benefit is selected, the Owner may be eligible to receive a GAWA until the Owner's Death.

The applicable GAWA Percentage is based on the age of the Contract Owner at the time of the first withdrawal. The applicable GAWA Percentage at the time of the first withdrawal will remain the GAWA Percentage during the remaining life of the rider.

The Benefit Base is reduced on a proportional basis by any withdrawals that exceed the GAWA.


TERMINATION

The selected rider will terminate on the earliest of the following conditions:

  1. After completion of seven (7) Contract Years after the rider effective date, the Contract Owner may request by written notice that this rider be terminated. The rider will terminate on the next Contract Anniversary following receipt of the written request;

  2. Reduction of the Account Value to zero due to a withdrawal in excess of the GAWA;

  3. Failure to continue to allocate the Account Value in accordance with the permitted and available Portfolio Optimization Models;

  4.  Full Surrender of the Contract;

  5.  Death of the Contract Owner; or,

  6.  Annuitization of the Contract.


LONG-TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT RIDER

The Long-Term Care Facility and Terminal Illness Benefit Rider ensures that surrender charges on withdrawals will not apply if a Contract Owner is confined for a continuous ninety (90) day period to a long term care facility or a thirty (30) day period to a hospital, as defined by the rider provisions. In addition, upon receipt of a physician's letter at the Corporate Office, no surrender charges will be deducted upon withdrawals if the Contract Owner is diagnosed, after the effective date of the Contract, by that physician to have a terminal illness as defined by the rider provisions. There is no charge for this rider.

The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "Federal Tax Matters, Additional Considerations, Contracts Owned by Non-Natural Persons").



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                             FEDERAL TAX MATTERS


INTRODUCTION

The Contracts described in this Prospectus are designed for use in connection with non-tax qualified retirement plans for individuals and for use by individuals in connection with retirement plans under the provisions of Sections 401(a), 403(b), 457, 408 or 408A of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, on Annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee, may depend upon the type of plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Future legislation may affect Annuity contracts adversely. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the terms of the plan and the particular circumstances of the individual involved, any person contemplating the purchase of a Contract, or receiving Annuity payments under a Contract, should consult a tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS, AND INFORMATION CONTAINED HEREIN IS NOT INTENDED AS, AND SHOULD NOT BE CONSIDERED, TAX ADVICE. THE OWNER SHOULD CONSULT THE OWNER'S TAX ADVISOR.


DIVERSIFICATION STANDARDS

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.


TAXATION OF ANNUITIES IN GENERAL-NON-QUALIFIED PLANS

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under an Annuity Contract until some form of distribution is made under the Contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards."


1. SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY DATE

Code Section 72 provides that amounts received upon a surrender or withdrawal from a Contract prior to the Annuity Date generally will be treated as gross income to the extent that the Cash Value of the Contract (determined without regard to any withdrawal charge in the case of a surrender or withdrawal) exceeds the "investment in the Contract." In general, the "investment in the Contract" is that portion, if any, of Premiums paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a withdrawal from a Contract.


2. SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY DATE

Upon receipt of a lump-sum payment, the recipient is taxed if the Cash Value of the Contract exceeds the investment in the Contract.


3. AMOUNTS RECEIVED AS AN ANNUITY

For amounts received as an Annuity, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludable portion of Annuity payments to date equals the investment in the Contract, the balance of the Annuity payments will be fully taxable.

Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from Employee Benefit Plans and 403(b) arrangements.


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4. PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

With respect to amounts withdrawn or distributed before the Contract Owner reaches age 59 1/2, a penalty tax is imposed equal to 10 percent of the portion of such amount which is includible in gross income. However, the penalty tax is not applicable to withdrawals: (1) made on or after the death of the Owner (or where the Owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (2) attributable to the Contract Owner's becoming totally disabled within the meaning of Code Section 72(m)(7); or (3) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the Contract Owner, or the joint lives (or joint life expectancies) of the Contract Owner and his Beneficiary. The 10 percent penalty also does not apply in certain other circumstances described in Code Section 72.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined in accordance with IRS regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the Contract Owner attains age 59 1/2, or (b) before the Contract Owner reaches age 59
1/2.


ADDITIONAL CONSIDERATIONS


1. DISTRIBUTION-AT-DEATH RULES

In order to be treated as an Annuity contract, a Contract must provide the following two distribution rules: (a) if the Owner dies on or after the Annuity Commencement Date, and before the entire interest in the Contract has been distributed, the remaining interest must be distributed at least as quickly as the method in effect on the Owner's death; and (b) if the Owner dies before the Annuity Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated Beneficiary, must be distributed over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, commencing within one year after the date of death of the Owner. If the designated Beneficiary is the Spouse of the Owner, the Contract may be continued in the name of the Spouse as Owner.

For purposes of determining the timing of distributions under the foregoing rules, where the Owner is not an individual, the primary Annuitant is considered the Owner. In that case, a change in the primary Annuitant will be treated as the death of the Owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first Owner as the one to be taken into account in determining how generally distributions must commence, unless the sole surviving owner is the deceased Owner's Spouse. The endorsement that allows for joint ownership applies to Spouses only.


2. GIFT OF ANNUITY CONTRACTS

Generally, a donor must pay income tax on the gain of the Contract if he makes a gift of the Contract before the Annuity Date. The donee's basis in the Contract is increased by the amount included in the donor's income. This provision does not apply to certain transfers incident to a divorce or transfers to a Spouse. The 10 percent penalty tax on pre-age 59 1/2 withdrawals and distributions and gift tax also may be applicable.


3. CONTRACTS OWNED BY NON-NATURAL PERSONS

If the Contract is held by a non-natural person (for example, a corporation in connection with its non-tax qualified deferred compensation plan) the income on that Contract (generally the Account Value less the Premium payments and amounts includible in gross income for prior taxable years with respect to the Contract) is includible in taxable income each year. Other taxes (such as the alternative minimum tax and the environmental tax imposed under Code Section
59A) may also apply. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of an Employee Benefit Plan, and in the case of an immediate Annuity. Code Section 457 (deferred compensation) plans for employees of state and local governments and tax-exempt organizations are not within the purview of the exceptions. However, the income of state and local governments and tax-exempt organizations generally is exempt from federal income tax.


4. MULTIPLE CONTRACT RULE

For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includible in gross income, all Annuity contracts issued by the same insurer to the same Contract Owner during any calendar year must be aggregated and treated as one contract. Thus, any amount received under any such Contract prior to the Contract's Annuity Commencement Date, such as a withdrawal or dividend, will be taxable (and possibly subject to the 10 percent penalty tax) to the extent of the combined income in all such Contracts. In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule.



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QUALIFIED PLANS

The Contract may be used with certain types of qualified plans as described under "The Contracts." The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of qualified plans. Contract Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such qualified plans will be subject to the terms and conditions of the plans themselves and may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, AUL may accept Beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Code or the Employee Retirement Income Security Act of 1974 ("ERISA"). Consequently, a Contract Owner's Beneficiary designation or elected payment option may not be enforceable.

The following are brief descriptions of the various types of qualified plans and the use of the Contract therewith:


1. INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408 permits an eligible individual to contribute to an individual retirement program through the purchase of Individual Retirement Annuities ("IRAs"). The Contract may be purchased as an IRA. IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for an IRA may not exceed a certain limit, reduced by any contribution to that individual's Roth IRA. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA.


2. ROTH IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. A Roth IRA allows an individual to contribute non-deductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed a certain limit, reduced by any contribution to that individual's IRA. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.


3. CORPORATE PENSION AND PROFIT-SHARING PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees eligible to participate in such plans. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

In order for a retirement plan to be "qualified" under Code Section 401(a), it must: (1) meet certain minimum standards with respect to participation, coverage and vesting; (2) not discriminate in favor of "highly compensated" employees; (3) provide contributions or benefits that do not exceed certain limitations; (4) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan;
(5) provide for distributions that comply with certain minimum distribution requirements; (6) provide for certain spousal survivor benefits; and (7) comply with numerous other qualification requirements.

A retirement plan qualified under Code Section 401(a) may be funded by employer contributions, employee contributions or a combination of both. Plan participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.


4. TAX-DEFERRED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may pay Premiums under the Contracts for the benefit of their employees. Such Premiums are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of Premiums to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.


5. DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described


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in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. Distributions received by an employee from a 457 plan will be taxed as ordinary income.


QUALIFIED PLAN FEDERAL TAXATION SUMMARY

The above description of the federal income tax consequences of the different types of qualified plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the qualified plan.

Periodic distributions (e.g., annuities and installment payments) from a qualified plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Nonperiodic distributions (e.g., lump-sums and annuities or installment payments of less than 10 years) from a qualified plan (other than an IRA) are generally subject to mandatory 20 percent income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible qualified plan, IRA or 457 plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10 percent rate. The recipient of such a distribution may elect not to have withholding apply.


403(b) PROGRAMS - CONSTRAINTS ON WITHDRAWALS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of organizations specified in Section 501(c)(3) of the Internal Revenue Code, such as certain types of charitable, educational, and scientific organizations, to purchase Annuity contracts and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-deferred Annuity contracts meeting the requirements of
Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Section 403(b) requires that distributions from Section 403(b) tax-deferred Annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.

An Owner of a Contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Contract Value attributable to Premiums paid under a salary reduction agreement or any income or gains credited to such Contract Owner under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Contract Owner's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts meets certain conditions. An Owner's Contract may be able to be transferred to certain other investment or funding alternatives meeting the requirements of
Section 403(b) that are available under an employer's Section 403(b) arrangement.



                              OTHER INFORMATION


MIXED AND SHARED FUNDING

The portfolios serve as the underlying investment medium for amounts invested in AUL's Separate Accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating Qualified Plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Separate Account investment option that invests in the portfolio at the same time, or (iii) participating Qualified Plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor AUL currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policyowners and


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contract owners, or between different life insurance companies, or between participating Qualified Plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating Qualified Plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating Qualified Plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating Qualified Plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.


VOTING OF SHARES OF THE FUNDS

AUL is the legal owner of the shares of the portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Contract Owner. AUL or the pertinent Fund shall send to each Contract Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Fund's shares.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing Accumulation Units of the corresponding Investment Account attributable to a Contract by the total Accumulation Units of all Contracts on a particular date times shares owned by AUL of that portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable annuity and variable life contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.


SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Funds should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all of the Funds should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another Fund for shares already purchased or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of Contracts, or permit a conversion between classes of Contracts on the basis of requests made by Contract Owners or as permitted by federal law.

Where required under applicable law, AUL will not substitute any shares attributable to a Contract Owner's interest in an Investment Account or the Variable Account without notice, Contract Owner approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Contract Owners on a basis to be determined by AUL. AUL may also eliminate or combine one or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant, if allowable by applicable law.

Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another Separate Account or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. AUL reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law, an Investment Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account.


CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Contract Owners, to make any change to the provisions of the Contracts to comply with, or to give Contract Owners the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations issued thereunder or any state statute or regulation.


RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Premiums under a Contract and to refuse to accept any application for a Contract.


PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract. AUL will also send statements reflecting transactions in a Contract Owner's Account as required by applicable law. In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.


PAYMENTS TO AGENTS, INTERMEDIARIES AND OTHER FINANCIAL PROFESSIONALS

American United Life Insurance Company, Inc. or its related companies, may pay agents, intermediaries and other financial professionals for the sale of Voyage Protector and related services. These payments may create a conflict of interest by influencing the agent, intermediary or other financial professional, and/or your salesperson to recommend Voyage Protector over another product or service. Ask your salesperson for more information.


LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account or the Variable Account's principal underwriter (or any subsidiary) is a party, or which would materially affect the Variable Account.


LEGAL MATTERS


Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, the validity of the forms of the Contracts under Indiana law and federal securities and federal income tax laws have been passed upon by Richard M. Ellery, General Counsel of AUL.


Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.


FINANCIAL STATEMENTS


Financial Statements of AUL, as of December 31, 2017, are included in the Statement of Additional Information.

                     STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:


Description                                                                                                                 Page

GENERAL INFORMATION AND HISTORY..........................................................................................      3
DISTRIBUTION OF CONTRACTS................................................................................................      3
CUSTODY OF ASSETS........................................................................................................      3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT...............................................................................      3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PLANS...........................................................      4
403(b) Programs..........................................................................................................      5
408 and 408A Programs....................................................................................................      6
457 Programs.............................................................................................................      6
Employee Benefit Plans...................................................................................................      7
Tax Penalty for All Annuity Contracts....................................................................................      8
Withholding for Employee Benefit Plans and Tax-Deferred Annuities........................................................      8
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................................................................      8
FINANCIAL STATEMENTS.....................................................................................................      9

A Statement of Additional Information may be obtained without charge by calling or writing to AUL at the telephone number and address set forth in the front of this Prospectus. A postage pre-paid envelope is included for this purpose.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all Contracts or documents referred to herein.


The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.




--------------------------------------------------------------------------------
            INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                              VOYAGE PROTECTOR


                    INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                                   SOLD BY


                               AMERICAN UNITED
                          LIFE INSURANCE COMPANY(R)


                             ONE AMERICAN SQUARE
                      INDIANAPOLIS, INDIANA 46206-0368
                     (800) 537-6442 - www.oneamerica.com


                                 PROSPECTUS



                             Dated: May 1, 2018
--------------------------------------------------------------------------------

(THIS PAGE LEFT INTENTIONALLY BLANK.)

THIS PROSPECTUS MUST BE PRECEDED OR ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. VARIABLE LIFE AND VARIABLE ANNUITIES ISSUED BY AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL) ARE DISTRIBUTED BY ONEAMERICA(R) SECURITIES, INC. MEMBER OF FINRA, SIPC, A WHOLLY-OWNED SUBSIDIARY OF AUL.




AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A ONEAMERICA(R) COMPANY
ONE AMERICAN SQUARE, P.O. BOX 368
INDIANAPOLIS, IN 46206-0368
WWW.ONEAMERICA.COM



(C) 2018 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.









                                                           I-20326     5/1/18



[ONEAMERICA_LOGO]

STATEMENT OF ADDITIONAL INFORMATION FOR

Voyage Protector - INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

[ONEAMERICA LOGO]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A ONEAMERICA(R) COMPANY
P.O. BOX 368, INDIANAPOLIS, INDIANA 46206-0368
TELEPHONE: (800) 537-6442


                                                                     MAY 1, 2018

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2018


                          INDIVIDUAL FLEXIBLE PREMIUM
                           DEFERRED VARIABLE ANNUITY
                                VOYAGE PROTECTOR

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                       ONE AMERICAN SQUARE, P.O. BOX 368
                        INDIANAPOLIS, INDIANA 46206-0368
                      (800) 537-6442 - www.oneamerica.com

                INDIVIDUAL ANNUITY SERVICE OFFICE MAIL ADDRESS:
                P.O. BOX 7127, INDIANAPOLIS, INDIANA 46206-7127
                                 (800) 537-6442


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Deferred Variable Annuity, Voyager Protector dated May 1, 2018.


A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company(R) ("AUL") at the address listed above.



                               TABLE OF CONTENTS
DESCRIPTION                                                              PAGE
----------------------------------------------------------------------- ------
GENERAL INFORMATION AND HISTORY                                            3
DISTRIBUTION OF CONTRACTS                                                  3
CUSTODY OF ASSETS                                                          3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT                                 3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS          4
  403(b) Programs                                                          5
  408 and 408A Programs                                                    6
  457 Programs                                                             6
  Employee Benefit Plans                                                   7
  Tax Penalty for All Annuity Contracts                                    8
  Withholding for Employee Benefit Plans and Tax-                          8
   Deferred Annuities
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                              8
FINANCIAL STATEMENTS                                                       9




                        GENERAL INFORMATION AND HISTORY

For a general description of AUL and the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

                           DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority ("FINRA").

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

                               CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

                   TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated Investment Company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

            TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT
                                    PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program.

403(b) PROGRAMS


Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner's salary reduction Premiums to a 403(b) Program to $18,500 for 2018. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty
(50) or older, an additional catch-up contribution of $6,000 is allowed.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner's salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $55,000, or (b) 100 percent of the Contract Owner's annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.


The limits described above do not apply to amounts "rolled over" from another
Section 403(b) Program. A Contract Owner who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another
Section 403(b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner's beneficiary or (2) over a specified period of ten
(10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account ("IRA"), and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under
Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $5,500 or the Contract Owner's annual compensation. In the case of an individual who has attained the age of fifty (50) before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $5,500 limit. The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.


Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner's compensation, or (b) $55,000. Premiums paid through salary reduction are subject to additional annual limits.


Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 PROGRAMS


Deferrals by an eligible individual to a 457 Program generally are limited under
Section 457(b) of the Internal Revenue Code to the lesser of (a) $18,500, or (b) 100 percent of the Contract Owner's includable compensation. If the Contract Owner participates in more than one 457

Program, the limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.


EMPLOYEE BENEFIT PLANS

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a Participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax free. The balance of the distribution will generally be treated as ordinary income.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.


The applicable annual limits on Premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total Premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $55,000, or (b) 100 percent of a Participant's annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

TAX PENALTY FOR ALL ANNUITY CONTRACTS

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

          (a) the Contract Owner has attained age 59 1/2;
          (b) the Contract Owner has died; or
          (c) the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is fifty-five (55) and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

WITHHOLDING FOR EMPLOYEE BENEFIT PLANS AND TAX-DEFERRED ANNUITIES

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than ten (10) years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The statutory financial statements of AUL, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2017 and 2016, and the related statutory statements of operations and changes in surplus, and of cash flow for the years then ended, appearing herein have been audited by

PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2017 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

FINANCIALS OF THE REGISTRANT


The financial statements of the AUL American Individual Variable Annuity as of December 31, 2017 are included in this Statement of Additional Information.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
AUL American Individual Variable Annuity Unit Trust and the Board of Directors of American United Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of net assets of each of the subaccounts listed in the table below (constituting AUL American Individual Variable Annuity Unit Trust, hereafter collectively referred to as the "Subaccounts") as of the dates listed in the table below, and the related statement of operations, the statement of changes in net assets, including the related notes, and the financial highlights (collectively referred to as the "financial statements") for the periods listed in the table below. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts as of the date listed in the table below, and the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of American United Life Insurance Company's management. Our responsibility is to express an opinion on the Subaccount's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the underlying registered investment companies. We believe that our audits provide a reasonable basis for our opinions.

------------------------------------------------------------------------------------------------------------------------------------
AB VPS International Growth Portfolio A Class (1)                  Invesco V.I. Global Health Care Fund Series I Class (1)
------------------------------------------------------------------------------------------------------------------------------------
AB VPS International Value Portfolio A Class (1)                   Invesco V.I. Global Real Estate Fund Series I Class (1)
------------------------------------------------------------------------------------------------------------------------------------
AB VPS Small/Mid Cap Value Portfolio A Class (1)                   Invesco V.I. High Yield Fund Series I Class (1)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth Portfolio I-2 Class (1)                     Invesco V.I. International Growth Fund Series II Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Alger Small Cap Growth Portfolio I-2 Class (1)                     Invesco V.I. Managed Volatility Fund Series I Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund I Class (4)          Invesco V.I. Mid Cap Growth Fund Series I Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund I Class (1)               Janus Henderson Balanced Portfolio Service Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund I Class (1)                 Janus Henderson Flexible Bond Portfolio Institutional Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund II Class (1)                Janus Henderson Forty Portfolio Institutional Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund I Class (1)                         Janus Henderson Global Research Portfolio Institutional Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Mid Cap Growth Portfolio (1)                        Janus Henderson Overseas Portfolio Service Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Variable Portfolio-Small Cap Value Fund 1 Class (1)       Janus Henderson Perkins Mid Cap Value Portfolio Service Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Variable Portfolio-US Government Mortgage Fund 1          Neuberger Berman AMT Mid Cap Growth Portfolio Service Class (1)
  Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP, Small Cap Stock Index Portfolio Service Class (1)      Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP, Technology Growth Portfolio Service Class (1)          Neuberger Berman Short Duration Bond Portfolio I Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF, Appreciation Portfolio Service Class (1)              Pioneer Bond VCT Portfolio I Class (2)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio Initial Class (1)             Pioneer Equity Income VCT Portfolio I Class (2)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio Initial Class (1)                Pioneer Equity Income VCT Portfolio II Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio Initial Class (1)             Pioneer Fund VCT Portfolio I Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2005 Portfolio Initial Class (1)              Pioneer Select Mid Cap Growth VCT Portfolio I Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio Initial Class (1)              Royce Capital Small-Cap Portfolio Investor Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2015 Portfolio Initial Class (1)              T. Rowe Price Blue Chip Growth Portfolio (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio Initial Class (1)              T. Rowe Price Equity Income Portfolio (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2025 Portfolio Initial Class (1)              T. Rowe Price Limited-Term Bond Portfolio (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio Initial Class (1)              T. Rowe Price Mid-Cap Growth Portfolio (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio Initial Class (1)            Templeton Foreign VIP Fund 2 Class (1)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio Initial Class (1)                    Templeton Global Bond VIP Fund 1 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio Initial Class (1)               Timothy Plan Conservative Growth Variable (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio Initial Class (1)                 Timothy Plan Strategic Growth Variable (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio Service 2 Class (1)                 TOPS Managed Risk Balanced ETF Portfolio 2 Class (4)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio Initial Class (1)                  TOPS Managed Risk Growth ETF Portfolio 2 Class (4)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Founding Funds Allocation VIP Fund 1 Class (1)            TOPS Managed Risk Moderate Growth ETF Portfolio 2 Class (4)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value VIP Fund 1 Class (1)                      Vanguard VIF Diversified Value Portfolio (1)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Government Money Market Fund Service Class (3)   Vanguard VIF Mid-Cap Index Portfolio (1)
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund Series II Class (1)                  Vanguard VIF Small Company Growth Portfolio (1)
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund Series I Class (1)          Vanguard VIF Total Bond Market Index Portfolio (1)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
(1) Statement of net assets as of December 31, 2017, statement of operations for the year ended December 31, 2017, statements of changes in net assets for the years ended December 31, 2017 and 2016, and financial highlights for the years ended December 31,
2017, 2016, 2015, 2014 and 2013
------------------------------------------------------------------------------------------------------------------------------------
(2) Statement of net assets as of December 31, 2017, and statements of operations, statement of changes in net assets and financial highlights for the year ended December 31, 2017 and the period October 21, 2016 (commencement of operations) through December 31,
2016
------------------------------------------------------------------------------------------------------------------------------------
(3) Statement of net assets as of December 31, 2017, statement of operations for the year ended December 31, 2017, and statement of changes in net assets for the years ended December 31, 2017 and 2016, and financial highlights for the years ended December 31,
2017, 2016 and 2015
------------------------------------------------------------------------------------------------------------------------------------
(4) Statement of net assets as of December 31, 2017, statement of operations for the year ended December 31,
2017, statements of changes in net assets for the years ended December 31, 2017 and 2016, and financial highlights for the years ended December 31, 2017, 2016, 2015, and 2014
------------------------------------------------------------------------------------------------------------------------------------

/s/ PricewaterhouseCoopers LLP
Indianapolis, Indiana
April 25, 2018

We have served as the auditor of one or more of the Subaccounts of AUL American Individual Variable Annuity Unit Trust since 2000.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
           ALGER LARGE CAP GROWTH PORTFOLIO I-2 CLASS - 015544505

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     6,997,194  $      5,035,249          113,598
                                                      ================  ===============
Receivables: investments sold                    517
Payables: investments purchased                    0
                                     ---------------
Net assets                           $     6,997,711
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band A                              $    4,072,364         347,378  $         11.72
Band B                                   2,925,347         184,140            15.89
                                    --------------  --------------
 Total                              $    6,997,711         531,518
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             0
Mortality & expense charges and administrative fees (Band B)                        (37,407)
                                                                            ----------------
Net investment income (loss)                                                        (37,407)
                                                                            ----------------
Gain (loss) on investments:
Net realized gain (loss)                                                            281,197
Realized gain distributions                                                         638,809
Net change in unrealized appreciation (depreciation)                                755,903
                                                                            ----------------
Net gain (loss)                                                                   1,675,909
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,638,502
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (37,407)  $        (32,965)
Net realized gain (loss)                                          281,197            128,391
Realized gain distributions                                       638,809             22,576
Net change in unrealized appreciation (depreciation)              755,903           (220,536)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,638,502           (102,534)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          215,831            217,304
Cost of units redeemed                                           (972,282)          (577,066)
Account charges                                                   (61,271)           (57,650)
                                                         -----------------  -----------------
Increase (decrease)                                              (817,722)          (417,412)
                                                         -----------------  -----------------
Net increase (decrease)                                           820,780           (519,946)
Net assets, beginning                                           6,176,931          6,696,877
                                                         -----------------  -----------------
Net assets, ending                                       $      6,997,711   $      6,176,931
                                                         =================  =================

Units sold                                                         18,714             23,817
Units redeemed                                                    (87,954)           (68,248)
                                                         -----------------  -----------------
Net increase (decrease)                                           (69,240)           (44,431)
Units outstanding, beginning                                      600,758            645,189
                                                         -----------------  -----------------
Units outstanding, ending                                         531,518            600,758
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     264,271,710
Cost of units redeemed                                                           (260,065,746)
Account charges                                                                    (2,678,068)
Net investment income (loss)                                                        2,808,139
Net realized gain (loss)                                                           (1,845,137)
Realized gain distributions                                                         2,544,868
Net change in unrealized appreciation (depreciation)                                1,961,945
                                                                            ------------------
Net assets                                                                  $       6,997,711
                                                                            ==================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            11.72                 347   $           4,072                 N/A               28.5%
12/31/2016                     9.13                 397               3,619                 N/A               -0.8%
12/31/2015                     9.20                 434               3,992                 N/A                1.7%
12/31/2014                     9.05                 486               4,397                 N/A               11.0%
12/31/2013                     8.15                 520               4,237                 N/A               35.1%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            15.89                 184   $           2,925               1.30%               26.8%
12/31/2016                    12.53                 204               2,558               1.30%               -2.1%
12/31/2015                    12.80                 211               2,705               1.30%                0.4%
12/31/2014                    12.75                 227               2,898               1.30%                9.6%
12/31/2013                    11.63                 293               3,415               1.30%               33.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.2%
    2013        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
           ALGER SMALL CAP GROWTH PORTFOLIO I-2 CLASS - 015544406

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     2,244,790   $     2,338,697           92,948
                                                       ===============  ===============
Receivables: investments sold                      0
Payables: investments purchased                  (83)
                                     ----------------
Net assets                           $     2,244,707
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band A                              $    1,204,321         118,255  $         10.18
Band B                                   1,040,386          49,010            21.23
                                    --------------  --------------
 Total                              $    2,244,707         167,265
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $              0
Mortality & expense charges and administrative fees (Band B)                         (13,819)
                                                                            -----------------
Net investment income (loss)                                                         (13,819)
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                            (131,904)
Realized gain distributions                                                                0
Net change in unrealized appreciation (depreciation)                                 687,893
                                                                            -----------------
Net gain (loss)                                                                      555,989
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        542,170
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (13,819)  $        (12,543)
Net realized gain (loss)                                         (131,904)          (164,378)
Realized gain distributions                                             0            283,864
Net change in unrealized appreciation (depreciation)              687,893            (13,151)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 542,170             93,792
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          153,654             53,253
Cost of units redeemed                                           (476,172)          (258,712)
Account charges                                                   (16,767)           (14,248)
                                                         -----------------  -----------------
Increase (decrease)                                              (339,285)          (219,707)
                                                         -----------------  -----------------
Net increase (decrease)                                           202,885           (125,915)
Net assets, beginning                                           2,041,822          2,167,737
                                                         -----------------  -----------------
Net assets, ending                                       $      2,244,707   $      2,041,822
                                                         =================  =================

Units sold                                                         15,394              5,780
Units redeemed                                                    (39,385)           (25,778)
                                                         -----------------  -----------------
Net increase (decrease)                                           (23,991)           (19,998)
Units outstanding, beginning                                      191,256            211,254
                                                         -----------------  -----------------
Units outstanding, ending                                         167,265            191,256
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $  1,733,119,518
Cost of units redeemed                                                        (1,736,795,918)
Account charges                                                                   (1,621,400)
Net investment income (loss)                                                      (1,632,963)
Net realized gain (loss)                                                           2,786,300
Realized gain distributions                                                        6,483,077
Net change in unrealized appreciation (depreciation)                                 (93,907)
                                                                            -----------------
Net assets                                                                  $      2,244,707
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            10.18                 118   $           1,204                 N/A               28.7%
12/31/2016                     7.91                 131               1,037                 N/A                6.2%
12/31/2015                     7.45                 141               1,051                 N/A               -3.3%
12/31/2014                     7.70                 158               1,216                 N/A                0.4%
12/31/2013                     7.67                 229               1,756                 N/A               34.3%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            21.23                  49   $           1,040               1.30%               27.1%
12/31/2016                    16.71                  60               1,004               1.30%                4.9%
12/31/2015                    15.93                  70               1,117               1.30%               -4.6%
12/31/2014                    16.69                  85               1,417               1.30%               -0.9%
12/31/2013                    16.84                 900              15,158               1.30%               32.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
          AB VPS INTERNATIONAL GROWTH PORTFOLIO A CLASS - 018792820

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        51,950   $        40,884            2,243
                                                       ===============  ===============
Receivables: investments sold                      0
Payables: investments purchased                   (5)
                                     ----------------
Net assets                           $        51,945
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band A                              $       13,689           2,430  $          5.63
Band B                                      38,256           7,700             4.97
                                    --------------  --------------
 Total                              $       51,945          10,130
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            572
Mortality & expense charges and administrative fees (Band B)                             (526)
                                                                             -----------------
Net investment income (loss)                                                               46
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                1,662
Realized gain distributions                                                                 0
Net change in unrealized appreciation (depreciation)                                   14,146
                                                                             -----------------
Net gain (loss)                                                                        15,808
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         15,854
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $             46   $           (717)
Net realized gain (loss)                                             1,662             (1,337)
Realized gain distributions                                              0                  0
Net change in unrealized appreciation (depreciation)                14,146             (4,948)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   15,854             (7,002)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             7,749              5,310
Cost of units redeemed                                             (26,049)           (23,341)
Account charges                                                       (365)              (282)
                                                          -----------------  -----------------
Increase (decrease)                                                (18,665)           (18,313)
                                                          -----------------  -----------------
Net increase (decrease)                                             (2,811)           (25,315)
Net assets, beginning                                               54,756             80,071
                                                          -----------------  -----------------
Net assets, ending                                        $         51,945   $         54,756
                                                          =================  =================

Units sold                                                           1,812              1,395
Units redeemed                                                      (6,260)            (6,465)
                                                          -----------------  -----------------
Net increase (decrease)                                             (4,448)            (5,070)
Units outstanding, beginning                                        14,578             19,648
                                                          -----------------  -----------------
Units outstanding, ending                                           10,130             14,578
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        326,823
Cost of units redeemed                                                              (307,203)
Account charges                                                                       (5,823)
Net investment income (loss)                                                           3,617
Net realized gain (loss)                                                              23,465
Realized gain distributions                                                                0
Net change in unrealized appreciation (depreciation)                                  11,066
                                                                            -----------------
Net assets                                                                  $         51,945
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             5.63                   2   $              14                 N/A               35.0%
12/31/2016                     4.17                   1                   4                 N/A               -6.9%
12/31/2015                     4.48                   1                   4                 N/A               -1.9%
12/31/2014                     4.57                   1                   4                 N/A               -1.2%
12/31/2013                     4.62                   1                   5                 N/A               13.6%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             4.97                   8   $              38               1.30%               33.3%
12/31/2016                     3.73                  14                  51               1.30%               -8.1%
12/31/2015                     4.05                  19                  76               1.30%               -3.1%
12/31/2014                     4.19                  23                  96               1.30%               -2.5%
12/31/2013                     4.29                  36                 156               1.30%               12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        0.0%
    2015        0.4%
    2014        0.0%
    2013        0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
          AB VPS SMALL/MID CAP VALUE PORTFOLIO A CLASS - 018792531

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        476,751  $       428,753           22,244
                                                       ===============  ===============
Receivables: investments sold                   5,512
Payables: investments purchased                     0
                                     ----------------
Net assets                           $        482,263
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $        71,274           5,600  $        12.73
Band B                                     410,989          36,615           11.22
                                   ---------------  --------------
 Total                             $       482,263          42,215
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          2,231
Mortality & expense charges and administrative fees (Band B)                          (5,706)
                                                                            -----------------
Net investment income (loss)                                                          (3,475)
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              14,029
Realized gain distributions                                                           23,999
Net change in unrealized appreciation (depreciation)                                  18,001
                                                                            -----------------
Net gain (loss)                                                                       56,029
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         52,554
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,475)  $         (2,556)
Net realized gain (loss)                                           14,029              1,178
Realized gain distributions                                        23,999             29,615
Net change in unrealized appreciation (depreciation)               18,001             76,741
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  52,554            104,978
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           67,633             15,350
Cost of units redeemed                                           (167,816)          (104,280)
Account charges                                                    (1,812)            (1,581)
                                                         -----------------  -----------------
Increase (decrease)                                              (101,995)           (90,511)
                                                         -----------------  -----------------
Net increase (decrease)                                           (49,441)            14,467
Net assets, beginning                                             531,704            517,237
                                                         -----------------  -----------------
Net assets, ending                                       $        482,263   $        531,704
                                                         =================  =================

Units sold                                                          6,488              1,833
Units redeemed                                                    (16,493)           (12,497)
                                                         -----------------  -----------------
Net increase (decrease)                                           (10,005)           (10,664)
Units outstanding, beginning                                       52,220             62,884
                                                         -----------------  -----------------
Units outstanding, ending                                          42,215             52,220
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     26,567,061
Cost of units redeemed                                                           (34,343,814)
Account charges                                                                     (699,973)
Net investment income (loss)                                                        (604,297)
Net realized gain (loss)                                                           7,616,871
Realized gain distributions                                                        1,898,417
Net change in unrealized appreciation (depreciation)                                  47,998
                                                                            -----------------
Net assets                                                                  $        482,263
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            12.73                   6   $              71                 N/A               13.1%
12/31/2016                    11.25                   6                  65                 N/A               25.1%
12/31/2015                     8.99                   6                  57                 N/A               -5.5%
12/31/2014                     9.51                   6                  60                 N/A                9.2%
12/31/2013                     8.71                  61                 529                 N/A               38.1%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            11.22                  37   $             411               1.30%               11.7%
12/31/2016                    10.05                  46                 467               1.30%               23.5%
12/31/2015                     8.14                  57                 460               1.30%               -6.7%
12/31/2014                     8.72                  74                 648               1.30%                7.8%
12/31/2013                     8.09               1,810              14,646               1.30%               36.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.4%
    2016        0.6%
    2015        0.8%
    2014        0.1%
    2013        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
          AB VPS INTERNATIONAL VALUE PORTFOLIO A CLASS - 018792556

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        59,755   $        50,774            3,665
                                                       ===============  ===============
Receivables: investments sold                      0
Payables: investments purchased                   (2)
                                     ----------------
Net assets                           $        59,753
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band A                              $       19,586           4,197  $          4.67
Band B                                      40,167           9,760             4.12
                                    --------------  --------------
 Total                              $       59,753          13,957
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          1,248
Mortality & expense charges and administrative fees (Band B)                             (534)
                                                                             -----------------
Net investment income (loss)                                                              714
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                1,371
Realized gain distributions                                                                 0
Net change in unrealized appreciation (depreciation)                                   11,355
                                                                             -----------------
Net gain (loss)                                                                        12,726
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         13,440
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            714   $            299
Net realized gain (loss)                                             1,371             (3,974)
Realized gain distributions                                              0                  0
Net change in unrealized appreciation (depreciation)                11,355              2,004
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   13,440             (1,671)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             9,288             34,905
Cost of units redeemed                                             (34,466)           (20,885)
Account charges                                                       (384)              (358)
                                                          -----------------  -----------------
Increase (decrease)                                                (25,562)            13,662
                                                          -----------------  -----------------
Net increase (decrease)                                            (12,122)            11,991
Net assets, beginning                                               71,875             59,884
                                                          -----------------  -----------------
Net assets, ending                                        $         59,753   $         71,875
                                                          =================  =================

Units sold                                                           2,523             10,403
Units redeemed                                                      (9,616)            (6,930)
                                                          -----------------  -----------------
Net increase (decrease)                                             (7,093)             3,473
Units outstanding, beginning                                        21,050             17,577
                                                          -----------------  -----------------
Units outstanding, ending                                           13,957             21,050
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      34,178,859
Cost of units redeemed                                                            (24,613,735)
Account charges                                                                      (341,051)
Net investment income (loss)                                                           98,428
Net realized gain (loss)                                                           (9,271,729)
Realized gain distributions                                                                 0
Net change in unrealized appreciation (depreciation)                                    8,981
                                                                            ------------------
Net assets                                                                  $          59,753
                                                                            ==================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             4.67                   4   $              20                 N/A               25.4%
12/31/2016                     3.72                   5                  18                 N/A               -0.5%
12/31/2015                     3.74                   1                   4                 N/A                2.6%
12/31/2014                     3.65                   1                   4                 N/A               -6.2%
12/31/2013                     3.89                   1                   5                 N/A               23.0%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             4.12                  10   $              40               1.30%               23.8%
12/31/2016                     3.32                  16                  54               1.30%               -1.8%
12/31/2015                     3.38                  16                  56               1.30%                1.3%
12/31/2014                     3.34                  26                  88               1.30%               -7.4%
12/31/2013                     3.61                  42                 152               1.30%               21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.9%
    2016        1.4%
    2015        2.1%
    2014        2.9%
    2013        6.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
      AMERICAN CENTURY VP CAPITAL APPRECIATION FUND I CLASS - 024936304

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      1,169,535  $     1,132,900           77,881
                                                       ===============  ===============
Receivables: investments sold                   1,031
Payables: investments purchased                     0
                                     ----------------
Net assets                           $      1,170,566
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band A                              $      141,005          20,160  $          6.99
Band B                                   1,029,561         154,455             6.67
                                    --------------  --------------
 Total                              $    1,170,566         174,615
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $              0
Mortality & expense charges and administrative fees (Band B)                         (12,923)
                                                                            -----------------
Net investment income (loss)                                                         (12,923)
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              12,771
Realized gain distributions                                                          141,200
Net change in unrealized appreciation (depreciation)                                  70,609
                                                                            -----------------
Net gain (loss)                                                                      224,580
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        211,657
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (12,923)  $        (10,248)
Net realized gain (loss)                                           12,771            (53,731)
Realized gain distributions                                       141,200             87,110
Net change in unrealized appreciation (depreciation)               70,609            (24,588)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 211,657             (1,457)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          116,810            578,310
Cost of units redeemed                                           (278,499)          (520,717)
Account charges                                                    (5,008)            (4,307)
                                                         -----------------  -----------------
Increase (decrease)                                              (166,697)            53,286
                                                         -----------------  -----------------
Net increase (decrease)                                            44,960             51,829
Net assets, beginning                                           1,125,606          1,073,777
                                                         -----------------  -----------------
Net assets, ending                                       $      1,170,566   $      1,125,606
                                                         =================  =================

Units sold                                                         19,721            111,313
Units redeemed                                                    (47,337)          (105,724)
                                                         -----------------  -----------------
Net increase (decrease)                                           (27,616)             5,589
Units outstanding, beginning                                      202,231            196,642
                                                         -----------------  -----------------
Units outstanding, ending                                         174,615            202,231
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,992,319
Cost of units redeemed                                                             (1,055,108)
Account charges                                                                       (15,413)
Net investment income (loss)                                                          (37,700)
Net realized gain (loss)                                                              (21,541)
Realized gain distributions                                                           271,374
Net change in unrealized appreciation (depreciation)                                   36,635
                                                                             -----------------
Net assets                                                                   $      1,170,566
                                                                             =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/17/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             6.99                  20   $             141                 N/A               21.8%
12/31/2016                     5.74                  22                 126                 N/A                3.2%
12/31/2015                     5.56                  31                 174                 N/A                1.9%
12/31/2014                     5.46                  22                 119                 N/A                9.2%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             6.67                 154   $           1,030               1.30%               20.2%
12/31/2016                     5.54                 180               1,000               1.30%                1.9%
12/31/2015                     5.44                 165                 900               1.30%                0.6%
12/31/2014                     5.41                 110                 593               1.30%                8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
        AMERICAN CENTURY VP INCOME & GROWTH FUND I CLASS - 024936601

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     43,706,815  $    38,919,939        4,081,172
                                                       ===============  ===============
Receivables: investments sold                   2,543
Payables: investments purchased                     0
                                     ----------------
Net assets                           $     43,709,358
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band A                              $    3,288,267          242,031  $        13.59
Band B                                  40,421,091        2,668,109           15.15
                                    --------------  ---------------
 Total                              $   43,709,358        2,910,140
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $     1,041,117
Mortality & expense charges and administrative fees (Band B)                       (544,863)
                                                                            ----------------
Net investment income (loss)                                                        496,254
                                                                            ----------------
Gain (loss) on investments:
Net realized gain (loss)                                                            387,496
Realized gain distributions                                                       1,151,962
Net change in unrealized appreciation (depreciation)                              5,850,698
                                                                            ----------------
Net gain (loss)                                                                   7,390,156
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     7,886,410
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        496,254   $        554,889
Net realized gain (loss)                                          387,496           (857,093)
Realized gain distributions                                     1,151,962            895,710
Net change in unrealized appreciation (depreciation)            5,850,698          4,878,546
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               7,886,410          5,472,052
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,821,119          3,480,434
Cost of units redeemed                                        (14,057,127)        (9,033,963)
Account charges                                                  (268,030)          (282,025)
                                                         -----------------  -----------------
Increase (decrease)                                           (12,504,038)        (5,835,554)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,617,628)          (363,502)
Net assets, beginning                                          48,326,986         48,690,488
                                                         -----------------  -----------------
Net assets, ending                                       $     43,709,358   $     48,326,986
                                                         =================  =================

Units sold                                                        150,577            353,796
Units redeemed                                                 (1,069,096)          (843,971)
                                                         -----------------  -----------------
Net increase (decrease)                                          (918,519)          (490,175)
Units outstanding, beginning                                    3,828,659          4,318,834
                                                         -----------------  -----------------
Units outstanding, ending                                       2,910,140          3,828,659
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    137,482,015
Cost of units redeemed                                                          (110,869,613)
Account charges                                                                   (2,395,901)
Net investment income (loss)                                                       3,053,879
Net realized gain (loss)                                                           2,822,194
Realized gain distributions                                                        8,829,908
Net change in unrealized appreciation (depreciation)                               4,786,876
                                                                            -----------------
Net assets                                                                  $     43,709,358
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            13.59                 242   $           3,288                 N/A               20.5%
12/31/2016                    11.28                 302               3,409                 N/A               13.5%
12/31/2015                     9.94                 292               2,898                 N/A               -5.6%
12/31/2014                    10.53                 253               2,660                 N/A               12.5%
12/31/2013                     9.36                 128               1,201                 N/A               35.8%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            15.15               2,668   $          40,421               1.30%               18.9%
12/31/2016                    12.74               3,526              44,918               1.30%               12.0%
12/31/2015                    11.37               4,027              45,793               1.30%               -6.8%
12/31/2014                    12.21               4,189              51,131               1.30%               11.1%
12/31/2013                    10.99                 152               1,669               1.30%               34.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.3%
    2016        2.3%
    2015        2.1%
    2014        2.0%
    2013        2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
         AMERICAN CENTURY VP INTERNATIONAL FUND I CLASS - 024936205

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     25,103,572  $    21,837,302        2,061,200
                                                       ===============  ===============
Receivables: investments sold                   1,856
Payables: investments purchased                     0
                                     ----------------
Net assets                           $     25,105,428
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band A                              $    1,841,417          164,338  $        11.21
Band B                                  23,264,011        1,835,473           12.67
                                    --------------  ---------------
 Total                              $   25,105,428        1,999,811
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       215,238
Mortality & expense charges and administrative fees (Band B)                       (290,715)
                                                                            ----------------
Net investment income (loss)                                                        (75,477)
                                                                            ----------------
Gain (loss) on investments:
Net realized gain (loss)                                                            133,227
Realized gain distributions                                                               0
Net change in unrealized appreciation (depreciation)                              6,173,111
                                                                            ----------------
Net gain (loss)                                                                   6,306,338
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     6,230,861
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (75,477)  $        (41,434)
Net realized gain (loss)                                          133,227           (569,916)
Realized gain distributions                                             0                  0
Net change in unrealized appreciation (depreciation)            6,173,111         (1,001,096)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               6,230,861         (1,612,446)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,963,028          3,241,561
Cost of units redeemed                                         (5,186,566)        (4,217,708)
Account charges                                                  (140,565)          (137,513)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,364,103)        (1,113,660)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,866,758         (2,726,106)
Net assets, beginning                                          22,238,670         24,964,776
                                                         -----------------  -----------------
Net assets, ending                                       $     25,105,428   $     22,238,670
                                                         =================  =================

Units sold                                                        186,641            363,366
Units redeemed                                                   (483,435)          (472,165)
                                                         -----------------  -----------------
Net increase (decrease)                                          (296,794)          (108,799)
Units outstanding, beginning                                    2,296,605          2,405,404
                                                         -----------------  -----------------
Units outstanding, ending                                       1,999,811          2,296,605
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     182,966,748
Cost of units redeemed                                                           (160,797,485)
Account charges                                                                    (1,919,890)
Net investment income (loss)                                                         (260,921)
Net realized gain (loss)                                                           (2,995,276)
Realized gain distributions                                                         4,845,982
Net change in unrealized appreciation (depreciation)                                3,266,270
                                                                            ------------------
Net assets                                                                  $      25,105,428
                                                                            ==================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            11.21                 164   $           1,841                 N/A               31.2%
12/31/2016                     8.54                 189               1,618                 N/A               -5.5%
12/31/2015                     9.04                 185               1,675                 N/A                0.8%
12/31/2014                     8.97                 172               1,546                 N/A               -5.5%
12/31/2013                     9.49                 115               1,088                 N/A               22.4%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            12.67               1,835   $          23,264               1.30%               29.5%
12/31/2016                     9.79               2,107              20,620               1.30%               -6.7%
12/31/2015                    10.49               2,220              23,290               1.30%               -0.5%
12/31/2014                    10.55               2,492              26,288               1.30%               -6.7%
12/31/2013                    11.31                 527               5,958               1.30%               20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        1.0%
    2015        0.4%
    2014        0.6%
    2013        1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             AMERICAN CENTURY VP ULTRA FUND I CLASS - 024936882

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       325,905  $        231,135           18,908
                                                      ================  ===============
Receivables: investments sold                 39,796
Payables: investments purchased                    0
                                     ---------------
Net assets                           $       365,701
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $        29,336           1,944  $        15.09
Band B                                     336,365          26,280           12.80
                                   ---------------  --------------
 Total                             $       365,701          28,224
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          1,018
Mortality & expense charges and administrative fees (Band B)                          (3,247)
                                                                            -----------------
Net investment income (loss)                                                          (2,229)
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              24,649
Realized gain distributions                                                           12,946
Net change in unrealized appreciation (depreciation)                                  39,993
                                                                            -----------------
Net gain (loss)                                                                       77,588
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         75,359
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,229)  $         (1,983)
Net realized gain (loss)                                           24,649             29,275
Realized gain distributions                                        12,946             12,999
Net change in unrealized appreciation (depreciation)               39,993            (30,458)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  75,359              9,833
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          120,952             72,049
Cost of units redeemed                                            (91,773)          (116,945)
Account charges                                                      (805)            (1,862)
                                                         -----------------  -----------------
Increase (decrease)                                                28,374            (46,758)
                                                         -----------------  -----------------
Net increase (decrease)                                           103,733            (36,925)
Net assets, beginning                                             261,968            298,893
                                                         -----------------  -----------------
Net assets, ending                                       $        365,701   $        261,968
                                                         =================  =================

Units sold                                                         10,315              7,686
Units redeemed                                                     (8,012)           (12,850)
                                                         -----------------  -----------------
Net increase (decrease)                                             2,303             (5,164)
Units outstanding, beginning                                       25,921             31,085
                                                         -----------------  -----------------
Units outstanding, ending                                          28,224             25,921
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,137,954
Cost of units redeemed                                                            (1,011,235)
Account charges                                                                      (19,097)
Net investment income (loss)                                                         (23,218)
Net realized gain (loss)                                                              97,563
Realized gain distributions                                                           88,964
Net change in unrealized appreciation (depreciation)                                  94,770
                                                                            -----------------
Net assets                                                                  $        365,701
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            15.09                   2   $              29                 N/A               32.2%
12/31/2016                    11.41                   5                  55                 N/A                4.4%
12/31/2015                    10.93                   2                  25                 N/A                6.3%
12/31/2014                    10.28                   3                  31                 N/A               10.0%
12/31/2013                     9.35                   4                  33                 N/A               37.1%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            12.80                  26   $             336               1.30%               30.5%
12/31/2016                     9.81                  21                 207               1.30%                3.1%
12/31/2015                     9.51                  29                 274               1.30%                4.9%
12/31/2014                     9.07                  30                 272               1.30%                8.6%
12/31/2013                     8.35                  32                 267               1.30%               35.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.3%
    2016        0.4%
    2015        0.4%
    2014        0.4%
    2013        0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
         AMERICAN CENTURY VP MID CAP VALUE FUND II CLASS - 024936734

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       931,485  $        812,752           42,671
                                                      ================  ===============
Receivables: investments sold                 39,710
Payables: investments purchased                    0
                                     ---------------
Net assets                           $       971,195
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $        85,633           4,666  $        18.35
Band B                                     885,562          54,002           16.40
                                   ---------------  --------------
 Total                             $       971,195          58,668
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         12,573
Mortality & expense charges and administrative fees (Band B)                         (10,432)
                                                                            -----------------
Net investment income (loss)                                                           2,141
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              23,799
Realized gain distributions                                                           18,307
Net change in unrealized appreciation (depreciation)                                  40,737
                                                                            -----------------
Net gain (loss)                                                                       82,843
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         84,984
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          2,141   $          2,498
Net realized gain (loss)                                           23,799              8,480
Realized gain distributions                                        18,307             22,131
Net change in unrealized appreciation (depreciation)               40,737             77,889
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  84,984            110,998
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          277,782            365,621
Cost of units redeemed                                           (203,771)           (97,151)
Account charges                                                    (4,068)            (2,094)
                                                         -----------------  -----------------
Increase (decrease)                                                69,943            266,376
                                                         -----------------  -----------------
Net increase (decrease)                                           154,927            377,374
Net assets, beginning                                             816,268            438,894
                                                         -----------------  -----------------
Net assets, ending                                       $        971,195   $        816,268
                                                         =================  =================

Units sold                                                         18,001             33,611
Units redeemed                                                    (13,558)           (14,650)
                                                         -----------------  -----------------
Net increase (decrease)                                             4,443             18,961
Units outstanding, beginning                                       54,225             35,264
                                                         -----------------  -----------------
Units outstanding, ending                                          58,668             54,225
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     1,386,872
Cost of units redeemed                                                             (732,641)
Account charges                                                                     (17,056)
Net investment income (loss)                                                         12,063
Net realized gain (loss)                                                            101,137
Realized gain distributions                                                         102,087
Net change in unrealized appreciation (depreciation)                                118,733
                                                                            ----------------
Net assets                                                                  $       971,195
                                                                            ================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            18.35                   5   $              86                 N/A               11.5%
12/31/2016                    16.46                   5                  86                 N/A               22.7%
12/31/2015                    13.42                   5                  61                 N/A               -1.6%
12/31/2014                    13.63                   8                 111                 N/A               16.2%
12/31/2013                    11.73                   8                  90                 N/A               29.9%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            16.40                  54   $             886               1.30%               10.0%
12/31/2016                    14.90                  49                 731               1.30%               21.1%
12/31/2015                    12.30                  31                 378               1.30%               -2.9%
12/31/2014                    12.66                  27                 338               1.30%               14.7%
12/31/2013                    11.04                  17                 185               1.30%               28.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        1.4%
    2015        1.6%
    2014        1.0%
    2013        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             CALVERT VP SRI MID CAP GROWTH PORTFOLIO - 131647307

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       668,512  $        668,256           21,246
                                                      ================  ===============
Receivables: investments sold                 10,543
Payables: investments purchased                    0
                                     ---------------
Net assets                           $       679,055
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $       330,993          24,890  $        13.30
Band B                                     348,062          23,468           14.83
                                   ---------------  --------------
 Total                             $       679,055          48,358
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          5,011
Mortality & expense charges and administrative fees (Band B)                           (5,959)
                                                                             -----------------
Net investment income (loss)                                                             (948)
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              (33,446)
Realized gain distributions                                                                 0
Net change in unrealized appreciation (depreciation)                                  116,702
                                                                             -----------------
Net gain (loss)                                                                        83,256
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         82,308
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (948)  $         (7,176)
Net realized gain (loss)                                           (33,446)            (9,062)
Realized gain distributions                                              0            121,536
Net change in unrealized appreciation (depreciation)               116,702            (46,849)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   82,308             58,449
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            31,499             73,779
Cost of units redeemed                                            (329,412)          (162,082)
Account charges                                                     (5,069)            (5,918)
                                                          -----------------  -----------------
Increase (decrease)                                               (302,982)           (94,221)
                                                          -----------------  -----------------
Net increase (decrease)                                           (220,674)           (35,772)
Net assets, beginning                                              899,729            935,501
                                                          -----------------  -----------------
Net assets, ending                                        $        679,055   $        899,729
                                                          =================  =================

Units sold                                                           2,259              8,486
Units redeemed                                                     (24,076)           (16,512)
                                                          -----------------  -----------------
Net increase (decrease)                                            (21,817)            (8,026)
Units outstanding, beginning                                        70,175             78,201
                                                          -----------------  -----------------
Units outstanding, ending                                           48,358             70,175
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      5,545,676
Cost of units redeemed                                                            (5,273,423)
Account charges                                                                     (223,162)
Net investment income (loss)                                                          87,089
Net realized gain (loss)                                                            (114,986)
Realized gain distributions                                                          657,605
Net change in unrealized appreciation (depreciation)                                     256
                                                                            -----------------
Net assets                                                                  $        679,055
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            13.30                  25   $             331                 N/A               11.7%
12/31/2016                    11.91                  29                 343                 N/A                7.2%
12/31/2015                    11.11                  36                 405                 N/A               -3.3%
12/31/2014                    11.48                  40                 457                 N/A                8.1%
12/31/2013                    10.62                  43                 452                 N/A               29.9%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            14.83                  23   $             348               1.30%               10.2%
12/31/2016                    13.46                  41                 556               1.30%                5.9%
12/31/2015                    12.71                  42                 530               1.30%               -4.5%
12/31/2014                    13.31                  47                 622               1.30%                6.7%
12/31/2013                    12.48                  54                 676               1.30%               28.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
    COLUMBIA VARIABLE PORTFOLIO-SMALL CAP VALUE FUND 1 CLASS - 19765R303

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       539,587  $        477,235           27,890
                                                      ================  ===============
Receivables: investments sold                 26,601
Payables: investments purchased                    0
                                     ---------------
Net assets                           $       566,188
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $        21,578           1,757  $        12.28
Band B                                     544,610          50,282           10.83
                                   ---------------  --------------
 Total                             $       566,188          52,039
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          3,299
Mortality & expense charges and administrative fees (Band B)                          (7,365)
                                                                            -----------------
Net investment income (loss)                                                          (4,066)
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              38,362
Realized gain distributions                                                           41,013
Net change in unrealized appreciation (depreciation)                                     849
                                                                            -----------------
Net gain (loss)                                                                       80,224
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         76,158
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (4,066)  $         (2,885)
Net realized gain (loss)                                           38,362             (2,797)
Realized gain distributions                                        41,013             41,549
Net change in unrealized appreciation (depreciation)                  849             86,953
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  76,158            122,820
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          243,005             24,193
Cost of units redeemed                                           (266,007)          (105,761)
Account charges                                                    (1,347)              (749)
                                                         -----------------  -----------------
Increase (decrease)                                               (24,349)           (82,317)
                                                         -----------------  -----------------
Net increase (decrease)                                            51,809             40,503
Net assets, beginning                                             514,379            473,876
                                                         -----------------  -----------------
Net assets, ending                                       $        566,188   $        514,379
                                                         =================  =================

Units sold                                                         33,915              2,818
Units redeemed                                                    (35,248)           (14,064)
                                                         -----------------  -----------------
Net increase (decrease)                                            (1,333)           (11,246)
Units outstanding, beginning                                       53,372             64,618
                                                         -----------------  -----------------
Units outstanding, ending                                          52,039             53,372
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    27,568,575
Cost of units redeemed                                                          (31,047,627)
Account charges                                                                    (669,757)
Net investment income (loss)                                                       (242,321)
Net realized gain (loss)                                                            405,833
Realized gain distributions                                                       4,489,133
Net change in unrealized appreciation (depreciation)                                 62,352
                                                                            ----------------
Net assets                                                                  $       566,188
                                                                            ================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            12.28                   2   $              22                 N/A               14.3%
12/31/2016                    10.74                   2                  19                 N/A               33.0%
12/31/2015                     8.08                   2                  17                 N/A               -6.1%
12/31/2014                     8.60                   4                  33                 N/A                3.3%
12/31/2013                     8.33                   6                  52                 N/A               34.2%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            10.83                  50   $             545               1.30%               12.8%
12/31/2016                     9.60                  52                 495               1.30%               31.3%
12/31/2015                     7.31                  63                 457               1.30%               -7.3%
12/31/2014                     7.89                  65                 513               1.30%                2.0%
12/31/2013                     7.74                  83                 644               1.30%               32.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%
    2016        0.5%
    2015        0.8%
    2014        0.6%
    2013        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
 COLUMBIA VARIABLE PORTFOLIO-US GOVERNMENT MORTGAGE FUND 1 CLASS - 19766E541

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       106,605   $       108,233           10,299
                                                       ===============  ===============
Receivables: investments sold                      0
Payables: investments purchased                   (2)
                                     ----------------
Net assets                           $       106,603
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $        22,926           3,993  $         5.74
Band B                                      83,677          15,894            5.26
                                   ---------------  --------------
 Total                             $       106,603          19,887
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $           3,091
Mortality & expense charges and administrative fees (Band B)                             (1,080)
                                                                              ------------------
Net investment income (loss)                                                              2,011
                                                                              ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    (28)
Realized gain distributions                                                                  70
Net change in unrealized appreciation (depreciation)                                        374
                                                                              ------------------
Net gain (loss)                                                                             416
                                                                              ------------------

Increase (decrease) in net assets from operations                             $           2,427
                                                                              ==================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                             PERIOD ENDED       PERIOD ENDED
                                                             DECEMBER 31,       DECEMBER 31,
                                                                 2017*              2016*
                                                           -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $          2,011   $           1,941
Net realized gain (loss)                                                (28)                  1
Realized gain distributions                                              70                 782
Net change in unrealized appreciation (depreciation)                    374                (998)
                                                           -----------------  ------------------
Increase (decrease) in net assets from operations                     2,427               1,726
                                                           -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                                621               6,458
Cost of units redeemed                                               (2,599)            (10,583)
Account charges                                                        (417)               (433)
                                                           -----------------  ------------------
Increase (decrease)                                                  (2,395)             (4,558)
                                                           -----------------  ------------------
Net increase (decrease)                                                  32              (2,832)
Net assets, beginning                                               106,571             109,403
                                                           -----------------  ------------------
Net assets, ending                                         $        106,603   $         106,571
                                                           =================  ==================

Units sold                                                              108               1,177
Units redeemed                                                         (534)             (2,068)
                                                           -----------------  ------------------
Net increase (decrease)                                                (426)               (891)
Units outstanding, beginning                                         20,313              21,204
                                                           -----------------  ------------------
Units outstanding, ending                                            19,887              20,313
                                                           =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        222,773
Cost of units redeemed                                                               (119,079)
Account charges                                                                        (2,668)
Net investment income (loss)                                                            5,694
Net realized gain (loss)                                                                  498
Realized gain distributions                                                             1,013
Net change in unrealized appreciation (depreciation)                                   (1,628)
                                                                             -----------------
Net assets                                                                   $        106,603
                                                                             =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             5.74                   4   $              23                 N/A                3.3%
12/31/2016                     5.56                   4                  24                 N/A                2.7%
12/31/2015                     5.41                   5                  25                 N/A                1.3%
12/31/2014                     5.34                   3                  16                 N/A                5.9%
12/31/2013                     5.04                   3                  17                 N/A               -1.8%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             5.26                  16   $              84               1.30%                2.0%
12/31/2016                     5.16                  16                  82               1.30%                1.4%
12/31/2015                     5.09                  17                  85               1.30%                0.0%
12/31/2014                     5.09                   5                  28               1.30%                4.5%
12/31/2013                     4.87                   4                  19               1.30%               -3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.9%
    2016        2.8%
    2015        2.7%
    2014        1.4%
    2013        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
      DREYFUS IP, TECHNOLOGY GROWTH PORTFOLIO SERVICE CLASS - 26202A710

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        930,177  $       638,992           40,887
                                                       ===============  ===============
Receivables: investments sold                      18
Payables: investments purchased                     0
                                     ----------------
Net assets                           $        930,195
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $       108,730           6,076  $        17.89
Band B                                     821,465          54,846           14.98
                                   ---------------  --------------
 Total                             $       930,195          60,922
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $              0
Mortality & expense charges and administrative fees (Band B)                          (9,184)
                                                                            -----------------
Net investment income (loss)                                                          (9,184)
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              32,384
Realized gain distributions                                                           38,636
Net change in unrealized appreciation (depreciation)                                 200,556
                                                                            -----------------
Net gain (loss)                                                                      271,576
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        262,392
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (9,184)  $         (7,011)
Net realized gain (loss)                                           32,384              8,965
Realized gain distributions                                        38,636             30,902
Net change in unrealized appreciation (depreciation)              200,556             (9,188)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 262,392             23,668
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          144,747             86,530
Cost of units redeemed                                           (118,763)           (43,896)
Account charges                                                    (2,347)            (2,236)
                                                         -----------------  -----------------
Increase (decrease)                                                23,637             40,398
                                                         -----------------  -----------------
Net increase (decrease)                                           286,029             64,066
Net assets, beginning                                             644,166            580,100
                                                         -----------------  -----------------
Net assets, ending                                       $        930,195   $        644,166
                                                         =================  =================

Units sold                                                         10,896              9,014
Units redeemed                                                     (9,130)            (5,116)
                                                         -----------------  -----------------
Net increase (decrease)                                             1,766              3,898
Units outstanding, beginning                                       59,156             55,258
                                                         -----------------  -----------------
Units outstanding, ending                                          60,922             59,156
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     1,905,521
Cost of units redeemed                                                           (1,639,590)
Account charges                                                                     (30,795)
Net investment income (loss)                                                        (58,880)
Net realized gain (loss)                                                            307,526
Realized gain distributions                                                         155,228
Net change in unrealized appreciation (depreciation)                                291,185
                                                                            ----------------
Net assets                                                                  $       930,195
                                                                            ================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/28/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            17.89                   6   $             109                 N/A               42.4%
12/31/2016                    12.57                   7                  90                 N/A                4.4%
12/31/2015                    12.04                   5                  60                 N/A                5.9%
12/31/2014                    11.37                   4                  50                 N/A                6.6%
12/31/2013                    10.67                   5                  55                 N/A               32.5%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            14.98                  55   $             821               1.30%               40.5%
12/31/2016                    10.66                  52                 554               1.30%                3.0%
12/31/2015                    10.34                  50                 520               1.30%                4.5%
12/31/2014                     9.89                  48                 476               1.30%                5.2%
12/31/2013                     9.40                  50                 471               1.30%               30.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
    DREYFUS IP, SMALL CAP STOCK INDEX PORTFOLIO SERVICE CLASS - 26202A686

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       301,288  $        271,153           16,167
                                                      ================  ===============
Receivables: investments sold                 24,011
Payables: investments purchased                    0
                                     ---------------
Net assets                           $       325,299
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $        12,176             634  $        19.21
Band B                                     313,123          18,246           17.16
                                   ---------------  --------------
 Total                             $       325,299          18,880
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          1,711
Mortality & expense charges and administrative fees (Band B)                           (3,100)
                                                                             -----------------
Net investment income (loss)                                                           (1,389)
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                7,320
Realized gain distributions                                                            11,199
Net change in unrealized appreciation (depreciation)                                   13,059
                                                                             -----------------
Net gain (loss)                                                                        31,578
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         30,189
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,389)  $           (334)
Net realized gain (loss)                                            7,320                106
Realized gain distributions                                        11,199              6,125
Net change in unrealized appreciation (depreciation)               13,059             19,078
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  30,189             24,975
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          214,359             51,405
Cost of units redeemed                                            (52,996)            (5,015)
Account charges                                                      (935)              (469)
                                                         -----------------  -----------------
Increase (decrease)                                               160,428             45,921
                                                         -----------------  -----------------
Net increase (decrease)                                           190,617             70,896
Net assets, beginning                                             134,682             63,786
                                                         -----------------  -----------------
Net assets, ending                                       $        325,299   $        134,682
                                                         =================  =================

Units sold                                                         14,232              3,956
Units redeemed                                                     (3,898)              (390)
                                                         -----------------  -----------------
Net increase (decrease)                                            10,334              3,566
Units outstanding, beginning                                        8,546              4,980
                                                         -----------------  -----------------
Units outstanding, ending                                          18,880              8,546
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        691,532
Cost of units redeemed                                                              (470,659)
Account charges                                                                       (6,040)
Net investment income (loss)                                                          (2,685)
Net realized gain (loss)                                                              37,294
Realized gain distributions                                                           45,722
Net change in unrealized appreciation (depreciation)                                  30,135
                                                                            -----------------
Net assets                                                                  $        325,299
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            19.21                   1   $              12                 N/A               12.4%
12/31/2016                    17.09                   2                  26                 N/A               25.7%
12/31/2015                    13.59                   2                  21                 N/A               -2.3%
12/31/2014                    13.91                   2                  22                 N/A                5.1%
12/31/2013                    13.24                   3                  38                 N/A               40.7%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            17.16                  18   $             313               1.30%               11.0%
12/31/2016                    15.47                   7                 108               1.30%               24.1%
12/31/2015                    12.46                   3                  43               1.30%               -3.6%
12/31/2014                    12.93                   6                  77               1.30%                3.8%
12/31/2013                    12.46                  22                 274               1.30%               38.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        0.6%
    2015        1.0%
    2014        0.8%
    2013        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
        DREYFUS VIF, APPRECIATION PORTFOLIO SERVICE CLASS - 261976831

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       372,801   $       342,182            8,371
                                                       ===============  ===============
Receivables: investments sold                      0
Payables: investments purchased               (1,605)
                                     ----------------
Net assets                           $       371,196
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $        13,042             946  $        13.79
Band B                                     358,154          30,996           11.55
                                   ---------------  --------------
 Total                             $       371,196          31,942
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          3,942
Mortality & expense charges and administrative fees (Band B)                           (4,505)
                                                                             -----------------
Net investment income (loss)                                                             (563)
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                4,680
Realized gain distributions                                                            46,759
Net change in unrealized appreciation (depreciation)                                   28,941
                                                                             -----------------
Net gain (loss)                                                                        80,380
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         79,817
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $           (563)  $            375
Net realized gain (loss)                                             4,680             (4,131)
Realized gain distributions                                         46,759             39,048
Net change in unrealized appreciation (depreciation)                28,941            (20,354)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   79,817             14,938
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           101,466             12,214
Cost of units redeemed                                             (65,428)           (28,599)
Account charges                                                       (822)              (635)
                                                          -----------------  -----------------
Increase (decrease)                                                 35,216            (17,020)
                                                          -----------------  -----------------
Net increase (decrease)                                            115,033             (2,082)
Net assets, beginning                                              256,163            258,245
                                                          -----------------  -----------------
Net assets, ending                                        $        371,196   $        256,163
                                                          =================  =================

Units sold                                                          10,180              9,358
Units redeemed                                                      (5,862)           (11,299)
                                                          -----------------  -----------------
Net increase (decrease)                                              4,318             (1,941)
Units outstanding, beginning                                        27,624             29,565
                                                          -----------------  -----------------
Units outstanding, ending                                           31,942             27,624
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,085,305
Cost of units redeemed                                                              (926,720)
Account charges                                                                      (15,334)
Net investment income (loss)                                                          19,303
Net realized gain (loss)                                                              28,487
Realized gain distributions                                                          149,536
Net change in unrealized appreciation (depreciation)                                  30,619
                                                                            -----------------
Net assets                                                                  $        371,196
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/28/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            13.79                   1   $              13                 N/A               27.0%
12/31/2016                    10.86                   1                  10                 N/A                7.6%
12/31/2015                    10.09                   1                  13                 N/A               -2.7%
12/31/2014                    10.37                   1                  14                 N/A                7.8%
12/31/2013                     9.61                   2                  22                 N/A               20.8%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            11.55                  31   $             358               1.30%               25.4%
12/31/2016                     9.22                  27                 246               1.30%                6.2%
12/31/2015                     8.67                  28                 245               1.30%               -4.0%
12/31/2014                     9.03                  37                 338               1.30%                6.4%
12/31/2013                     8.49                  35                 295               1.30%               19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        1.4%
    2015        1.6%
    2014        1.6%
    2013        1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
       FIDELITY VIP ASSET MANAGER PORTFOLIO INITIAL CLASS - 922175203

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,397,736  $     2,326,446          157,440
                                                       ===============  ===============
Receivables: investments sold                      87
Payables: investments purchased                     0
                                     ----------------
Net assets                           $      2,397,823
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band A                              $    1,012,313          83,821  $         12.08
Band B                                   1,385,510         126,236            10.98
                                    --------------  --------------
 Total                              $    2,397,823         210,057
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         45,301
Mortality & expense charges and administrative fees (Band B)                         (20,968)
                                                                            -----------------
Net investment income (loss)                                                          24,333
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              13,350
Realized gain distributions                                                          302,422
Net change in unrealized appreciation (depreciation)                                 (10,525)
                                                                            -----------------
Net gain (loss)                                                                      305,247
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        329,580
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         24,333   $         19,107
Net realized gain (loss)                                           13,350              9,035
Realized gain distributions                                       302,422            122,241
Net change in unrealized appreciation (depreciation)              (10,525)           (94,080)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 329,580             56,303
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           33,046             59,740
Cost of units redeemed                                           (670,803)          (376,432)
Account charges                                                   (18,188)           (20,893)
                                                         -----------------  -----------------
Increase (decrease)                                              (655,945)          (337,585)
                                                         -----------------  -----------------
Net increase (decrease)                                          (326,365)          (281,282)
Net assets, beginning                                           2,724,188          3,005,470
                                                         -----------------  -----------------
Net assets, ending                                       $      2,397,823   $      2,724,188
                                                         =================  =================

Units sold                                                          3,260              7,071
Units redeemed                                                    (63,830)           (41,469)
                                                         -----------------  -----------------
Net increase (decrease)                                           (60,570)           (34,398)
Units outstanding, beginning                                      270,627            305,025
                                                         -----------------  -----------------
Units outstanding, ending                                         210,057            270,627
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     26,381,791
Cost of units redeemed                                                           (27,096,996)
Account charges                                                                   (1,401,781)
Net investment income (loss)                                                       3,164,914
Net realized gain (loss)                                                            (800,133)
Realized gain distributions                                                        2,078,738
Net change in unrealized appreciation (depreciation)                                  71,290
                                                                            -----------------
Net assets                                                                  $      2,397,823
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            12.08                  84   $           1,012                 N/A               14.1%
12/31/2016                    10.58                 104               1,098                 N/A                3.1%
12/31/2015                    10.27                 122               1,249                 N/A                0.1%
12/31/2014                    10.25                 156               1,597                 N/A                5.8%
12/31/2013                     9.69                 182               1,761                 N/A               15.7%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            10.98                 126   $           1,386               1.30%               12.6%
12/31/2016                     9.74                 167               1,627               1.30%                1.7%
12/31/2015                     9.58                 183               1,756               1.30%               -1.2%
12/31/2014                     9.69                 206               2,000               1.30%                4.5%
12/31/2013                     9.27                 245               2,272               1.30%               14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.8%
    2016        1.4%
    2015        1.5%
    2014        1.4%
    2013        1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
         FIDELITY VIP CONTRAFUND PORTFOLIO INITIAL CLASS - 922175500

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    16,340,509  $     12,231,916          430,715
                                                      ================  ===============
Receivables: investments sold                    889
Payables: investments purchased                    0
                                     ---------------
Net assets                           $    16,341,398
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $     5,055,794         256,224  $        19.73
Band B                                  11,285,604         595,559           18.95
                                   ---------------  --------------
 Total                             $    16,341,398         851,783
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       156,073
Mortality & expense charges and administrative fees (Band B)                       (140,090)
                                                                            ----------------
Net investment income (loss)                                                         15,983
                                                                            ----------------
Gain (loss) on investments:
Net realized gain (loss)                                                            468,887
Realized gain distributions                                                         838,951
Net change in unrealized appreciation (depreciation)                              1,657,378
                                                                            ----------------
Net gain (loss)                                                                   2,965,216
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,981,199
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         15,983   $        (12,423)
Net realized gain (loss)                                          468,887            288,181
Realized gain distributions                                       838,951          1,210,291
Net change in unrealized appreciation (depreciation)            1,657,378           (513,922)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,981,199            972,127
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          438,477            599,914
Cost of units redeemed                                         (2,003,234)        (2,292,784)
Account charges                                                   (97,545)           (96,848)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,662,302)        (1,789,718)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,318,897           (817,591)
Net assets, beginning                                          15,022,501         15,840,092
                                                         -----------------  -----------------
Net assets, ending                                       $     16,341,398   $     15,022,501
                                                         =================  =================

Units sold                                                         27,841             41,168
Units redeemed                                                   (121,495)          (162,929)
                                                         -----------------  -----------------
Net increase (decrease)                                           (93,654)          (121,761)
Units outstanding, beginning                                      945,437          1,067,198
                                                         -----------------  -----------------
Units outstanding, ending                                         851,783            945,437
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     72,556,547
Cost of units redeemed                                                           (81,246,569)
Account charges                                                                   (3,610,920)
Net investment income (loss)                                                         970,049
Net realized gain (loss)                                                           4,720,506
Realized gain distributions                                                       18,843,192
Net change in unrealized appreciation (depreciation)                               4,108,593
                                                                            -----------------
Net assets                                                                  $     16,341,398
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            19.73                 256   $           5,056                 N/A               21.9%
12/31/2016                    16.19                 298               4,824                 N/A                8.0%
12/31/2015                    14.99                 339               5,089                 N/A                0.7%
12/31/2014                    14.89                 392               5,836                 N/A               11.9%
12/31/2013                    13.30                 456               6,071                 N/A               31.3%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            18.95                 596   $          11,286               1.30%               20.3%
12/31/2016                    15.75                 647              10,198               1.30%                6.6%
12/31/2015                    14.77                 728              10,751               1.30%               -0.6%
12/31/2014                    14.87                 834              12,407               1.30%               10.5%
12/31/2013                    13.45               1,000              13,452               1.30%               29.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        0.8%
    2015        1.0%
    2014        0.9%
    2013        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
       FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS - 922174305

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     4,748,093  $      3,942,733          200,436
                                                      ================  ===============
Receivables: investments sold                 40,342
Payables: investments purchased                    0
                                     ---------------
Net assets                           $     4,788,435
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band A                              $    1,412,251         101,172  $         13.96
Band B                                   3,376,184         240,688            14.03
                                    --------------  --------------
 Total                              $    4,788,435         341,860
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         78,775
Mortality & expense charges and administrative fees (Band B)                         (41,238)
                                                                            -----------------
Net investment income (loss)                                                          37,537
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              73,748
Realized gain distributions                                                           95,031
Net change in unrealized appreciation (depreciation)                                 314,044
                                                                            -----------------
Net gain (loss)                                                                      482,823
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        520,360
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         37,537   $         60,508
Net realized gain (loss)                                           73,748             19,378
Realized gain distributions                                        95,031            272,898
Net change in unrealized appreciation (depreciation)              314,044            299,070
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 520,360            651,854
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          321,910            320,269
Cost of units redeemed                                           (531,341)          (801,725)
Account charges                                                   (30,026)           (26,172)
                                                         -----------------  -----------------
Increase (decrease)                                              (239,457)          (507,628)
                                                         -----------------  -----------------
Net increase (decrease)                                           280,903            144,226
Net assets, beginning                                           4,507,532          4,363,306
                                                         -----------------  -----------------
Net assets, ending                                       $      4,788,435   $      4,507,532
                                                         =================  =================

Units sold                                                         27,304             31,584
Units redeemed                                                    (45,622)           (79,477)
                                                         -----------------  -----------------
Net increase (decrease)                                           (18,318)           (47,893)
Units outstanding, beginning                                      360,178            408,071
                                                         -----------------  -----------------
Units outstanding, ending                                         341,860            360,178
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     92,440,060
Cost of units redeemed                                                           (83,025,127)
Account charges                                                                   (2,215,918)
Net investment income (loss)                                                       3,042,789
Net realized gain (loss)                                                         (16,387,134)
Realized gain distributions                                                       10,128,405
Net change in unrealized appreciation (depreciation)                                 805,360
                                                                            -----------------
Net assets                                                                  $      4,788,435
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            13.96                 101   $           1,412                 N/A               12.9%
12/31/2016                    12.36                 117               1,450                 N/A               18.0%
12/31/2015                    10.48                 140               1,463                 N/A               -4.0%
12/31/2014                    10.91                 166               1,808                 N/A                8.7%
12/31/2013                    10.03                 187               1,874                 N/A               28.1%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            14.03                 241   $           3,376               1.30%               11.4%
12/31/2016                    12.59                 243               3,058               1.30%               16.5%
12/31/2015                    10.80                 268               2,900               1.30%               -5.2%
12/31/2014                    11.40                 337               3,847               1.30%                7.3%
12/31/2013                    10.62                 368               3,908               1.30%               26.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.7%
    2016        2.2%
    2015        3.0%
    2014        2.8%
    2013        2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
        FIDELITY VIP FREEDOM 2005 PORTFOLIO INITIAL CLASS - 922174651

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $        85,133  $        75,253            6,870
                                                     ===============  ===============
Receivables: investments sold                     0
Payables: investments purchased                   0
                                    ---------------
Net assets                          $        85,133
                                    ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  ---------------
Band A                              $       81,736            8,448  $          9.68
Band B                                       3,397              414             8.21
                                    --------------  ---------------
 Total                              $       85,133            8,862
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          1,259
Mortality & expense charges and administrative fees (Band B)                              (42)
                                                                             -----------------
Net investment income (loss)                                                            1,217
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                  121
Realized gain distributions                                                             1,308
Net change in unrealized appreciation (depreciation)                                    5,860
                                                                             -----------------
Net gain (loss)                                                                         7,289
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          8,506
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,217   $          1,138
Net realized gain (loss)                                              121                 46
Realized gain distributions                                         1,308                947
Net change in unrealized appreciation (depreciation)                5,860              1,508
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   8,506              3,639
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                                0              6,448
Cost of units redeemed                                               (207)              (128)
Account charges                                                      (980)              (887)
                                                         -----------------  -----------------
Increase (decrease)                                                (1,187)             5,433
                                                         -----------------  -----------------
Net increase (decrease)                                             7,319              9,072
Net assets, beginning                                              77,814             68,742
                                                         -----------------  -----------------
Net assets, ending                                       $         85,133   $         77,814
                                                         =================  =================

Units sold                                                              0                770
Units redeemed                                                       (129)              (118)
                                                         -----------------  -----------------
Net increase (decrease)                                              (129)               652
Units outstanding, beginning                                        8,991              8,339
                                                         -----------------  -----------------
Units outstanding, ending                                           8,862              8,991
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        477,988
Cost of units redeemed                                                               (429,811)
Account charges                                                                        (6,531)
Net investment income (loss)                                                           20,151
Net realized gain (loss)                                                              (12,705)
Realized gain distributions                                                            26,161
Net change in unrealized appreciation (depreciation)                                    9,880
                                                                             -----------------
Net assets                                                                   $         85,133
                                                                             =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             9.68                   8   $              82                 N/A               11.1%
12/31/2016                     8.71                   9                  75                 N/A                5.0%
12/31/2015                     8.30                   8                  66                 N/A               -0.3%
12/31/2014                     8.32                   8                  67                 N/A                4.3%
12/31/2013                     7.97                   8                  65                 N/A                9.7%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             8.21                   0   $               3               1.30%                9.6%
12/31/2016                     7.49                   0                   3               1.30%                3.6%
12/31/2015                     7.23                   0                   3               1.30%               -1.5%
12/31/2014                     7.34                   0                   3               1.30%                3.0%
12/31/2013                     7.13                   0                   3               1.30%                8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        1.6%
    2015        1.9%
    2014        1.6%
    2013        3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
        FIDELITY VIP FREEDOM 2010 PORTFOLIO INITIAL CLASS - 922174628

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        38,412   $        33,965            2,859
                                                       ===============  ===============
Receivables: investments sold                      0
Payables: investments purchased                   (1)
                                     ----------------
Net assets                           $        38,411
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  ---------------
Band A                              $        1,004               95  $         10.57
Band B                                      37,407            4,170             8.97
                                    --------------  ---------------
 Total                              $       38,411            4,265
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            574
Mortality & expense charges and administrative fees (Band B)                             (642)
                                                                             -----------------
Net investment income (loss)                                                              (68)
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                3,061
Realized gain distributions                                                             1,377
Net change in unrealized appreciation (depreciation)                                    1,454
                                                                             -----------------
Net gain (loss)                                                                         5,892
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          5,824
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            (68)  $            191
Net realized gain (loss)                                            3,061               (580)
Realized gain distributions                                         1,377              1,982
Net change in unrealized appreciation (depreciation)                1,454                (65)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   5,824              1,528
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                               35              8,924
Cost of units redeemed                                            (42,535)           (32,683)
Account charges                                                      (245)              (276)
                                                         -----------------  -----------------
Increase (decrease)                                               (42,745)           (24,035)
                                                         -----------------  -----------------
Net increase (decrease)                                           (36,921)           (22,507)
Net assets, beginning                                              75,332             97,839
                                                         -----------------  -----------------
Net assets, ending                                       $         38,411   $         75,332
                                                         =================  =================

Units sold                                                              3              1,143
Units redeemed                                                     (5,096)            (4,384)
                                                         -----------------  -----------------
Net increase (decrease)                                            (5,093)            (3,241)
Units outstanding, beginning                                        9,358             12,599
                                                         -----------------  -----------------
Units outstanding, ending                                           4,265              9,358
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,490,236
Cost of units redeemed                                                            (1,557,617)
Account charges                                                                      (18,508)
Net investment income (loss)                                                          36,127
Net realized gain (loss)                                                              20,891
Realized gain distributions                                                           62,835
Net change in unrealized appreciation (depreciation)                                   4,447
                                                                            -----------------
Net assets                                                                  $         38,411
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            10.57                   0   $               1                 N/A               13.1%
12/31/2016                     9.35                   0                   1                 N/A                5.5%
12/31/2015                     8.86                   0                   4                 N/A               -0.3%
12/31/2014                     8.89                   1                   9                 N/A                4.5%
12/31/2013                     8.50                   4                  33                 N/A               13.5%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             8.97                   4   $              37               1.30%               11.6%
12/31/2016                     8.04                   9                  74               1.30%                4.1%
12/31/2015                     7.72                  12                  93               1.30%               -1.6%
12/31/2014                     7.84                  16                 123               1.30%                3.2%
12/31/2013                     7.60                  29                 218               1.30%               12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.0%
    2016        1.3%
    2015        1.6%
    2014        1.1%
    2013        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
        FIDELITY VIP FREEDOM 2015 PORTFOLIO INITIAL CLASS - 922174586

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       304,144   $       245,054           22,231
                                                       ===============  ===============
Receivables: investments sold                      0
Payables: investments purchased                  (18)
                                     ----------------
Net assets                           $       304,126
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $        58,991           5,324  $        11.08
Band B                                     245,135          26,065            9.40
                                   ---------------  --------------
 Total                             $       304,126          31,389
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          4,484
Mortality & expense charges and administrative fees (Band B)                          (3,011)
                                                                            -----------------
Net investment income (loss)                                                           1,473
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              10,761
Realized gain distributions                                                            7,422
Net change in unrealized appreciation (depreciation)                                  18,759
                                                                            -----------------
Net gain (loss)                                                                       36,942
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         38,415
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,473   $          2,691
Net realized gain (loss)                                           10,761              5,858
Realized gain distributions                                         7,422             11,358
Net change in unrealized appreciation (depreciation)               18,759             (1,300)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  38,415             18,607
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            3,822              6,172
Cost of units redeemed                                           (102,329)           (68,828)
Account charges                                                    (2,036)            (3,579)
                                                         -----------------  -----------------
Increase (decrease)                                              (100,543)           (66,235)
                                                         -----------------  -----------------
Net increase (decrease)                                           (62,128)           (47,628)
Net assets, beginning                                             366,254            413,882
                                                         -----------------  -----------------
Net assets, ending                                       $        304,126   $        366,254
                                                         =================  =================

Units sold                                                            382                669
Units redeemed                                                    (10,719)            (8,194)
                                                         -----------------  -----------------
Net increase (decrease)                                           (10,337)            (7,525)
Units outstanding, beginning                                       41,726             49,251
                                                         -----------------  -----------------
Units outstanding, ending                                          31,389             41,726
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     1,278,414
Cost of units redeemed                                                           (1,243,294)
Account charges                                                                     (38,304)
Net investment income (loss)                                                         63,672
Net realized gain (loss)                                                            106,205
Realized gain distributions                                                          78,343
Net change in unrealized appreciation (depreciation)                                 59,090
                                                                            ----------------
Net assets                                                                  $       304,126
                                                                            ================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            11.08                   5   $              59                 N/A               15.1%
12/31/2016                     9.63                  15                 149                 N/A                5.9%
12/31/2015                     9.09                  20                 186                 N/A               -0.3%
12/31/2014                     9.12                  20                 184                 N/A                4.7%
12/31/2013                     8.71                  20                 175                 N/A               14.4%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             9.40                  26   $             245               1.30%               13.6%
12/31/2016                     8.28                  26                 217               1.30%                4.6%
12/31/2015                     7.92                  29                 228               1.30%               -1.6%
12/31/2014                     8.05                  45                 360               1.30%                3.3%
12/31/2013                     7.79                  45                 354               1.30%               12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        1.4%
    2015        1.6%
    2014        1.7%
    2013        1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
        FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS - 922174552

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,033,293  $        843,678           73,673
                                                      ================  ===============
Receivables: investments sold                    348
Payables: investments purchased                    0
                                     ---------------
Net assets                           $     1,033,641
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band A                              $      305,432          26,976  $         11.32
Band B                                     728,209          75,773             9.61
                                    --------------  --------------
 Total                              $    1,033,641         102,749
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         15,078
Mortality & expense charges and administrative fees (Band B)                           (8,929)
                                                                             -----------------
Net investment income (loss)                                                            6,149
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                8,256
Realized gain distributions                                                            26,229
Net change in unrealized appreciation (depreciation)                                   98,162
                                                                             -----------------
Net gain (loss)                                                                       132,647
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        138,796
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          6,149   $          4,719
Net realized gain (loss)                                            8,256             29,859
Realized gain distributions                                        26,229             33,502
Net change in unrealized appreciation (depreciation)               98,162            (35,508)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 138,796             32,572
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           70,037            100,814
Cost of units redeemed                                            (31,362)          (378,669)
Account charges                                                    (7,088)            (6,236)
                                                         -----------------  -----------------
Increase (decrease)                                                31,587           (284,091)
                                                         -----------------  -----------------
Net increase (decrease)                                           170,383           (251,519)
Net assets, beginning                                             863,258          1,114,777
                                                         -----------------  -----------------
Net assets, ending                                       $      1,033,641   $        863,258
                                                         =================  =================

Units sold                                                          7,934             12,078
Units redeemed                                                     (4,310)           (49,400)
                                                         -----------------  -----------------
Net increase (decrease)                                             3,624            (37,322)
Units outstanding, beginning                                       99,125            136,447
                                                         -----------------  -----------------
Units outstanding, ending                                         102,749             99,125
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,883,302
Cost of units redeemed                                                            (2,117,844)
Account charges                                                                      (43,748)
Net investment income (loss)                                                          95,652
Net realized gain (loss)                                                            (149,547)
Realized gain distributions                                                          176,211
Net change in unrealized appreciation (depreciation)                                 189,615
                                                                            -----------------
Net assets                                                                  $      1,033,641
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            11.32                  27   $             305                 N/A               16.6%
12/31/2016                     9.71                  26                 255                 N/A                6.1%
12/31/2015                     9.15                  23                 212                 N/A               -0.3%
12/31/2014                     9.17                  23                 207                 N/A                4.8%
12/31/2013                     8.75                  18                 159                 N/A               16.0%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             9.61                  76   $             728               1.30%               15.1%
12/31/2016                     8.35                  73                 609               1.30%                4.8%
12/31/2015                     7.97                 113                 903               1.30%               -1.6%
12/31/2014                     8.10                 117                 950               1.30%                3.5%
12/31/2013                     7.82                 122                 958               1.30%               14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        1.3%
    2015        1.9%
    2014        1.7%
    2013        2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
        FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS - 922174529

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       667,057   $       541,518           45,557
                                                       ===============  ===============
Receivables: investments sold                      0
Payables: investments purchased                  (84)
                                     ----------------
Net assets                           $       666,973
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $       201,647          16,726  $        12.06
Band B                                     465,326          45,473           10.23
                                   ---------------  --------------
 Total                             $       666,973          62,199
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          9,415
Mortality & expense charges and administrative fees (Band B)                          (5,791)
                                                                            -----------------
Net investment income (loss)                                                           3,624
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              16,125
Realized gain distributions                                                           16,836
Net change in unrealized appreciation (depreciation)                                  61,306
                                                                            -----------------
Net gain (loss)                                                                       94,267
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         97,891
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,624   $          3,323
Net realized gain (loss)                                           16,125              9,312
Realized gain distributions                                        16,836             20,008
Net change in unrealized appreciation (depreciation)               61,306             (3,114)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  97,891             29,529
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           68,927             29,009
Cost of units redeemed                                           (102,343)           (94,225)
Account charges                                                    (3,791)            (3,126)
                                                         -----------------  -----------------
Increase (decrease)                                               (37,207)           (68,342)
                                                         -----------------  -----------------
Net increase (decrease)                                            60,684            (38,813)
Net assets, beginning                                             606,289            645,102
                                                         -----------------  -----------------
Net assets, ending                                       $        666,973   $        606,289
                                                         =================  =================

Units sold                                                          7,033              3,313
Units redeemed                                                    (11,377)           (11,099)
                                                         -----------------  -----------------
Net increase (decrease)                                            (4,344)            (7,786)
Units outstanding, beginning                                       66,543             74,329
                                                         -----------------  -----------------
Units outstanding, ending                                          62,199             66,543
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     1,441,892
Cost of units redeemed                                                           (1,176,128)
Account charges                                                                     (36,383)
Net investment income (loss)                                                         64,714
Net realized gain (loss)                                                            121,867
Realized gain distributions                                                         125,472
Net change in unrealized appreciation (depreciation)                                125,539
                                                                            ----------------
Net assets                                                                  $       666,973
                                                                            ================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            12.06                  17   $             202                 N/A               17.9%
12/31/2016                    10.23                  15                 151                 N/A                6.2%
12/31/2015                     9.63                  17                 167                 N/A               -0.2%
12/31/2014                     9.65                  18                 172                 N/A                5.1%
12/31/2013                     9.18                  19                 177                 N/A               20.0%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            10.23                  45   $             465               1.30%               16.4%
12/31/2016                     8.79                  52                 455               1.30%                4.8%
12/31/2015                     8.39                  57                 478               1.30%               -1.5%
12/31/2014                     8.51                  75                 636               1.30%                3.7%
12/31/2013                     8.21                  78                 642               1.30%               18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        1.4%
    2015        1.7%
    2014        1.6%
    2013        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
        FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS - 922174487

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,439,288   $     1,153,867           98,108
                                                       ===============  ===============
Receivables: investments sold                      0
Payables: investments purchased                  (34)
                                     ----------------
Net assets                           $     1,439,254
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band A                              $      294,618          24,018  $         12.27
Band B                                   1,144,636         109,937            10.41
                                    --------------  --------------
 Total                              $    1,439,254         133,955
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         18,999
Mortality & expense charges and administrative fees (Band B)                          (13,636)
                                                                             -----------------
Net investment income (loss)                                                            5,363
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                8,753
Realized gain distributions                                                            46,495
Net change in unrealized appreciation (depreciation)                                  174,261
                                                                             -----------------
Net gain (loss)                                                                       229,509
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        234,872
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,363   $          6,117
Net realized gain (loss)                                            8,753              7,331
Realized gain distributions                                        46,495             36,922
Net change in unrealized appreciation (depreciation)              174,261              7,008
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 234,872             57,378
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           99,443            237,791
Cost of units redeemed                                            (40,199)           (52,022)
Account charges                                                    (6,280)            (5,375)
                                                         -----------------  -----------------
Increase (decrease)                                                52,964            180,394
                                                         -----------------  -----------------
Net increase (decrease)                                           287,836            237,772
Net assets, beginning                                           1,151,418            913,646
                                                         -----------------  -----------------
Net assets, ending                                       $      1,439,254   $      1,151,418
                                                         =================  =================

Units sold                                                         10,532             27,127
Units redeemed                                                     (4,728)            (6,034)
                                                         -----------------  -----------------
Net increase (decrease)                                             5,804             21,093
Units outstanding, beginning                                      128,151            107,058
                                                         -----------------  -----------------
Units outstanding, ending                                         133,955            128,151
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,007,259
Cost of units redeemed                                                            (1,108,695)
Account charges                                                                      (46,599)
Net investment income (loss)                                                          71,390
Net realized gain (loss)                                                              63,859
Realized gain distributions                                                          166,619
Net change in unrealized appreciation (depreciation)                                 285,421
                                                                            -----------------
Net assets                                                                  $      1,439,254
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            12.27                  24   $             295                 N/A               21.0%
12/31/2016                    10.14                  24                 242                 N/A                6.6%
12/31/2015                     9.51                  22                 206                 N/A               -0.2%
12/31/2014                     9.53                  23                 221                 N/A                5.0%
12/31/2013                     9.08                  21                 194                 N/A               21.7%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            10.41                 110   $           1,145               1.30%               19.4%
12/31/2016                     8.72                 104                 909               1.30%                5.2%
12/31/2015                     8.29                  85                 708               1.30%               -1.5%
12/31/2014                     8.41                  93                 786               1.30%                3.6%
12/31/2013                     8.12                  90                 732               1.30%               20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        1.6%
    2015        1.7%
    2014        1.6%
    2013        1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
       FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS - 922174685

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        53,652   $        48,388            4,612
                                                       ===============  ===============
Receivables: investments sold                      0
Payables: investments purchased                   (7)
                                     ----------------
Net assets                           $        53,645
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  ---------------
Band A                              $       20,185            2,311  $          8.73
Band B                                      33,460            4,513             7.41
                                    --------------  ---------------
 Total                              $       53,645            6,824
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $            814
Mortality & expense charges and administrative fees (Band B)                             (541)
                                                                             -----------------
Net investment income (loss)                                                              273
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                1,105
Realized gain distributions                                                               492
Net change in unrealized appreciation (depreciation)                                    2,611
                                                                             -----------------
Net gain (loss)                                                                         4,208
                                                                             -----------------

Increase (decrease) in net assets from operations                            $          4,481
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            273   $            247
Net realized gain (loss)                                            1,105                769
Realized gain distributions                                           492                848
Net change in unrealized appreciation (depreciation)                2,611                 63
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                   4,481              1,927
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                              597                305
Cost of units redeemed                                            (10,743)           (35,424)
Account charges                                                      (451)              (481)
                                                         -----------------  -----------------
Increase (decrease)                                               (10,597)           (35,600)
                                                         -----------------  -----------------
Net increase (decrease)                                            (6,116)           (33,673)
Net assets, beginning                                              59,761             93,434
                                                         -----------------  -----------------
Net assets, ending                                       $         53,645   $         59,761
                                                         =================  =================

Units sold                                                             79                 41
Units redeemed                                                     (1,492)            (5,143)
                                                         -----------------  -----------------
Net increase (decrease)                                            (1,413)            (5,102)
Units outstanding, beginning                                        8,237             13,339
                                                         -----------------  -----------------
Units outstanding, ending                                           6,824              8,237
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,973,582
Cost of units redeemed                                                             (3,000,640)
Account charges                                                                       (42,277)
Net investment income (loss)                                                           94,569
Net realized gain (loss)                                                              (54,843)
Realized gain distributions                                                            77,990
Net change in unrealized appreciation (depreciation)                                    5,264
                                                                             -----------------
Net assets                                                                   $         53,645
                                                                             =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             8.73                   2   $              20                 N/A                8.5%
12/31/2016                     8.05                   2                  20                 N/A                4.5%
12/31/2015                     7.70                   4                  30                 N/A               -0.3%
12/31/2014                     7.73                   7                  51                 N/A                3.8%
12/31/2013                     7.45                   9                  63                 N/A                5.5%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             7.41                   5   $              33               1.30%                7.1%
12/31/2016                     6.92                   6                  40               1.30%                3.2%
12/31/2015                     6.71                   9                  63               1.30%               -1.6%
12/31/2014                     6.82                  18                 121               1.30%                2.4%
12/31/2013                     6.66                  19                 128               1.30%                4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        1.1%
    2015        1.3%
    2014        1.4%
    2013        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
           FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS - 922174404

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     6,345,868  $      3,658,746           85,699
                                                      ================  ===============
Receivables: investments sold                    168
Payables: investments purchased                    0
                                     ---------------
Net assets                           $     6,346,036
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band A                              $    2,772,505         203,018  $         13.66
Band B                                   3,573,531         205,651            17.38
                                    --------------  --------------
 Total                              $    6,346,036         408,669
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        12,508
Mortality & expense charges and administrative fees (Band B)                        (40,893)
                                                                            ----------------
Net investment income (loss)                                                        (28,385)
                                                                            ----------------
Gain (loss) on investments:
Net realized gain (loss)                                                            280,937
Realized gain distributions                                                         407,582
Net change in unrealized appreciation (depreciation)                                982,416
                                                                            ----------------
Net gain (loss)                                                                   1,670,935
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,642,550
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (28,385)  $        (31,587)
Net realized gain (loss)                                          280,937            307,131
Realized gain distributions                                       407,582            516,116
Net change in unrealized appreciation (depreciation)              982,416           (808,194)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,642,550            (16,534)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          448,524            164,200
Cost of units redeemed                                           (673,985)          (785,361)
Account charges                                                   (46,055)           (44,230)
                                                         -----------------  -----------------
Increase (decrease)                                              (271,516)          (665,391)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,371,034           (681,925)
Net assets, beginning                                           4,975,002          5,656,927
                                                         -----------------  -----------------
Net assets, ending                                       $      6,346,036   $      4,975,002
                                                         =================  =================

Units sold                                                         32,103             25,813
Units redeemed                                                    (58,581)           (91,775)
                                                         -----------------  -----------------
Net increase (decrease)                                           (26,478)           (65,962)
Units outstanding, beginning                                      435,147            501,109
                                                         -----------------  -----------------
Units outstanding, ending                                         408,669            435,147
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     45,436,628
Cost of units redeemed                                                           (41,303,155)
Account charges                                                                   (1,768,636)
Net investment income (loss)                                                         965,291
Net realized gain (loss)                                                            (845,664)
Realized gain distributions                                                        1,174,450
Net change in unrealized appreciation (depreciation)                               2,687,122
                                                                            ----------------
Net assets                                                                   $     6,346,036
                                                                            ================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            13.66                 203   $           2,773                 N/A               35.1%
12/31/2016                    10.11                 237               2,400                 N/A                0.8%
12/31/2015                    10.03                 295               2,954                 N/A                7.2%
12/31/2014                     9.35                 322               3,015                 N/A               11.3%
12/31/2013                     8.40                 332               2,792                 N/A               36.3%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            17.38                 206   $           3,574               1.30%               33.4%
12/31/2016                    13.03                 198               2,575               1.30%               -0.5%
12/31/2015                    13.09                 206               2,703               1.30%                5.8%
12/31/2014                    12.38                 248               3,075               1.30%                9.9%
12/31/2013                    11.26                 268               3,024               1.30%               34.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.2%
    2016        0.0%
    2015        0.3%
    2014        0.2%
    2013        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
        FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS - 922174206

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ---------------   --------------
Investments                          $    3,031,361   $     3,132,668          556,191
                                                      ===============   ==============
Receivables: investments sold                     0
Payables: investments purchased                (117)
                                     ---------------
Net assets                           $    3,031,244
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band A                              $      986,515          93,921  $         10.50
Band B                                   2,044,729         164,112            12.46
                                    --------------  --------------
 Total                              $    3,031,244         258,033
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $        162,458
Mortality & expense charges and administrative fees (Band B)                           (27,368)
                                                                              -----------------
Net investment income (loss)                                                           135,090
                                                                              -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                (8,237)
Realized gain distributions                                                                  0
Net change in unrealized appreciation (depreciation)                                    55,022
                                                                              -----------------
Net gain (loss)                                                                         46,785
                                                                              -----------------

Increase (decrease) in net assets from operations                             $        181,875
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $        135,090   $        123,535
Net realized gain (loss)                                            (8,237)           (78,804)
Realized gain distributions                                              0                  0
Net change in unrealized appreciation (depreciation)                55,022            320,309
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                  181,875            365,040
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           348,573            180,830
Cost of units redeemed                                            (418,455)          (644,754)
Account charges                                                    (25,017)           (22,490)
                                                          -----------------  -----------------
Increase (decrease)                                                (94,899)          (486,414)
                                                          -----------------  -----------------
Net increase (decrease)                                             86,976           (121,374)
Net assets, beginning                                            2,944,268          3,065,642
                                                          -----------------  -----------------
Net assets, ending                                        $      3,031,244   $      2,944,268
                                                          =================  =================

Units sold                                                          32,813             21,313
Units redeemed                                                     (39,511)           (69,621)
                                                          -----------------  -----------------
Net increase (decrease)                                             (6,698)           (48,308)
Units outstanding, beginning                                       264,731            313,039
                                                          -----------------  -----------------
Units outstanding, ending                                          258,033            264,731
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     38,726,461
Cost of units redeemed                                                           (39,507,134)
Account charges                                                                     (762,099)
Net investment income (loss)                                                       5,549,815
Net realized gain (loss)                                                            (874,492)
Realized gain distributions                                                                0
Net change in unrealized appreciation (depreciation)                                (101,307)
                                                                            -----------------
Net assets                                                                  $      3,031,244
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            10.50                  94   $             987                 N/A                6.9%
12/31/2016                     9.82                  91                 895                 N/A               14.6%
12/31/2015                     8.57                 108                 922                 N/A               -3.6%
12/31/2014                     8.89                 136               1,212                 N/A                1.2%
12/31/2013                     8.79                 167               1,464                 N/A                5.9%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            12.46                 164   $           2,045               1.30%                5.6%
12/31/2016                    11.80                 174               2,049               1.30%               13.1%
12/31/2015                    10.43                 205               2,144               1.30%               -4.9%
12/31/2014                    10.97                 246               2,696               1.30%               -0.2%
12/31/2013                    10.98                 270               2,970               1.30%                4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        5.4%
    2016        5.0%
    2015        6.2%
    2014        5.5%
    2013        5.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
         FIDELITY VIP INDEX 500 PORTFOLIO INITIAL CLASS - 922175302

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    16,028,533  $     10,057,884           59,404
                                                      ================  ===============
Receivables: investments sold                 81,025
Payables: investments purchased                    0
                                     ---------------
Net assets                           $    16,109,558
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band A                              $    5,527,113          394,096  $        14.02
Band B                                  10,582,445          628,973           16.82
                                    --------------  ---------------
 Total                              $   16,109,558        1,023,069
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       272,355
Mortality & expense charges and administrative fees (Band B)                       (127,312)
                                                                            ----------------
Net investment income (loss)                                                        145,043
                                                                            ----------------
Gain (loss) on investments:
Net realized gain (loss)                                                            905,476
Realized gain distributions                                                          49,131
Net change in unrealized appreciation (depreciation)                              1,771,602
                                                                            ----------------
Net gain (loss)                                                                   2,726,209
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,871,252
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        145,043   $        103,249
Net realized gain (loss)                                          905,476            657,055
Realized gain distributions                                        49,131             13,123
Net change in unrealized appreciation (depreciation)            1,771,602            605,283
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,871,252          1,378,710
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,616,129          2,485,675
Cost of units redeemed                                         (2,869,856)        (2,130,402)
Account charges                                                  (107,689)           (77,152)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,361,416)           278,121
                                                         -----------------  -----------------
Net increase (decrease)                                         1,509,836          1,656,831
Net assets, beginning                                          14,599,722         12,942,891
                                                         -----------------  -----------------
Net assets, ending                                       $     16,109,558   $     14,599,722
                                                         =================  =================

Units sold                                                        122,576            223,562
Units redeemed                                                   (225,124)          (217,903)
                                                         -----------------  -----------------
Net increase (decrease)                                          (102,548)             5,659
Units outstanding, beginning                                    1,125,617          1,119,958
                                                         -----------------  -----------------
Units outstanding, ending                                       1,023,069          1,125,617
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $    171,598,739
Cost of units redeemed                                                         (180,637,263)
Account charges                                                                  (5,990,655)
Net investment income (loss)                                                      6,593,751
Net realized gain (loss)                                                         13,517,135
Realized gain distributions                                                       5,057,202
Net change in unrealized appreciation (depreciation)                              5,970,649
                                                                           -----------------
Net assets                                                                 $     16,109,558
                                                                           =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            14.02                 394   $           5,527                 N/A               21.7%
12/31/2016                    11.52                 469               5,403                 N/A               11.9%
12/31/2015                    10.30                 530               5,455                 N/A                1.3%
12/31/2014                    10.17                 600               6,097                 N/A               13.6%
12/31/2013                     8.95                 768               6,876                 N/A               32.2%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            16.82                 629   $          10,582               1.30%               20.1%
12/31/2016                    14.00                 657               9,197               1.30%               10.4%
12/31/2015                    12.68                 590               7,488               1.30%                0.0%
12/31/2014                    12.68                 706               8,956               1.30%               12.1%
12/31/2013                    11.31               3,394              38,392               1.30%               30.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.8%
    2016        1.5%
    2015        1.9%
    2014        0.8%
    2013        1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
          FIDELITY VIP OVERSEAS PORTFOLIO INITIAL CLASS - 922174503

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,371,854  $     1,666,940          103,759
                                                       ===============  ===============
Receivables: investments sold                   1,133
Payables: investments purchased                     0
                                     ----------------
Net assets                           $      2,372,987
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band A                              $      710,859          63,367  $         11.22
Band B                                   1,662,128         121,631            13.67
                                    --------------  --------------
 Total                              $    2,372,987         184,998
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         30,485
Mortality & expense charges and administrative fees (Band B)                         (19,639)
                                                                            -----------------
Net investment income (loss)                                                          10,846
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                             117,535
Realized gain distributions                                                            1,987
Net change in unrealized appreciation (depreciation)                                 438,863
                                                                            -----------------
Net gain (loss)                                                                      558,385
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        569,231
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         10,846   $         11,732
Net realized gain (loss)                                          117,535             89,728
Realized gain distributions                                         1,987              3,842
Net change in unrealized appreciation (depreciation)              438,863           (270,580)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 569,231           (165,278)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          181,764             84,633
Cost of units redeemed                                           (533,919)          (532,861)
Account charges                                                   (12,639)           (12,497)
                                                         -----------------  -----------------
Increase (decrease)                                              (364,794)          (460,725)
                                                         -----------------  -----------------
Net increase (decrease)                                           204,437           (626,003)
Net assets, beginning                                           2,168,550          2,794,553
                                                         -----------------  -----------------
Net assets, ending                                       $      2,372,987   $      2,168,550
                                                         =================  =================

Units sold                                                         15,680              8,841
Units redeemed                                                    (50,921)           (54,438)
                                                         -----------------  -----------------
Net increase (decrease)                                           (35,241)           (45,597)
Units outstanding, beginning                                      220,239            265,836
                                                         -----------------  -----------------
Units outstanding, ending                                         184,998            220,239
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     333,713,364
Cost of units redeemed                                                           (334,296,393)
Account charges                                                                    (1,562,098)
Net investment income (loss)                                                        1,331,553
Net realized gain (loss)                                                           (5,016,601)
Realized gain distributions                                                         7,498,248
Net change in unrealized appreciation (depreciation)                                  704,914
                                                                            ------------------
Net assets                                                                  $       2,372,987
                                                                            ==================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            11.22                  63   $             711                 N/A               30.3%
12/31/2016                     8.61                  85                 733                 N/A               -5.1%
12/31/2015                     9.07                  97                 878                 N/A                3.6%
12/31/2014                     8.75                 107                 933                 N/A               -8.1%
12/31/2013                     9.52                 116               1,108                 N/A               30.4%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            13.67                 122   $           1,662               1.30%               28.6%
12/31/2016                    10.63                 135               1,435               1.30%               -6.3%
12/31/2015                    11.34                 169               1,917               1.30%                2.3%
12/31/2014                    11.08                 182               2,017               1.30%               -9.3%
12/31/2013                    12.22                 202               2,468               1.30%               28.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        1.3%
    2015        1.4%
    2014        1.3%
    2013        1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
         FIDELITY VIP MID CAP PORTFOLIO SERVICE 2 CLASS - 922176805

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       709,954   $       632,769           18,785
                                                       ===============  ===============
Receivables: investments sold                      0
Payables: investments purchased                  (41)
                                     ----------------
Net assets                           $       709,913
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $       124,643           7,640  $        16.31
Band B                                     585,270          40,149           14.58
                                   ---------------  --------------
 Total                             $       709,913          47,789
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          3,317
Mortality & expense charges and administrative fees (Band B)                           (7,308)
                                                                             -----------------
Net investment income (loss)                                                           (3,991)
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                5,150
Realized gain distributions                                                            30,798
Net change in unrealized appreciation (depreciation)                                   84,933
                                                                             -----------------
Net gain (loss)                                                                       120,881
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        116,890
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (3,991)  $         (3,748)
Net realized gain (loss)                                            5,150            (22,984)
Realized gain distributions                                        30,798             28,193
Net change in unrealized appreciation (depreciation)               84,933             33,788
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 116,890             35,249
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          276,532             34,402
Cost of units redeemed                                           (164,657)          (128,906)
Account charges                                                    (3,279)            (1,849)
                                                         -----------------  -----------------
Increase (decrease)                                               108,596            (96,353)
                                                         -----------------  -----------------
Net increase (decrease)                                           225,486            (61,104)
Net assets, beginning                                             484,427            545,531
                                                         -----------------  -----------------
Net assets, ending                                       $        709,913   $        484,427
                                                         =================  =================

Units sold                                                         22,736              3,333
Units redeemed                                                    (14,155)           (12,943)
                                                         -----------------  -----------------
Net increase (decrease)                                             8,581             (9,610)
Units outstanding, beginning                                       39,208             48,818
                                                         -----------------  -----------------
Units outstanding, ending                                          47,789             39,208
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     19,265,011
Cost of units redeemed                                                           (27,388,188)
Account charges                                                                     (550,914)
Net investment income (loss)                                                        (683,676)
Net realized gain (loss)                                                           7,410,594
Realized gain distributions                                                        2,579,901
Net change in unrealized appreciation (depreciation)                                  77,185
                                                                            -----------------
Net assets                                                                  $        709,913
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            16.31                   8   $             125                 N/A               20.5%
12/31/2016                    13.54                   3                  43                 N/A               11.9%
12/31/2015                    12.09                   4                  50                 N/A               -1.6%
12/31/2014                    12.29                   4                  54                 N/A                6.0%
12/31/2013                    11.59                  29                 341                 N/A               35.9%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            14.58                  40   $             585               1.30%               19.0%
12/31/2016                    12.25                  36                 442               1.30%               10.5%
12/31/2015                    11.09                  45                 495               1.30%               -2.9%
12/31/2014                    11.42                  56                 635               1.30%                4.7%
12/31/2013                    10.91               1,016              11,081               1.30%               34.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%
    2016        0.3%
    2015        0.2%
    2014        0.0%
    2013        0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             TEMPLETON GLOBAL BOND VIP FUND 1 CLASS - 355150707

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,194,026  $      1,292,053           69,612
                                                      ================  ===============
Receivables: investments sold                    523
Payables: investments purchased                    0
                                     ---------------
Net assets                           $     1,194,549
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band A                              $      100,986          12,132  $          8.32
Band B                                   1,093,563         148,960             7.34
                                    --------------  --------------
 Total                              $    1,194,549         161,092
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $              0
Mortality & expense charges and administrative fees (Band B)                          (14,958)
                                                                             -----------------
Net investment income (loss)                                                          (14,958)
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              (30,980)
Realized gain distributions                                                             3,851
Net change in unrealized appreciation (depreciation)                                   55,870
                                                                             -----------------
Net gain (loss)                                                                        28,741
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         13,783
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (14,958)  $        (16,774)
Net realized gain (loss)                                          (30,980)          (107,551)
Realized gain distributions                                         3,851              1,223
Net change in unrealized appreciation (depreciation)               55,870            133,204
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  13,783             10,102
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          174,132             83,850
Cost of units redeemed                                           (320,793)          (549,144)
Account charges                                                    (3,816)            (4,979)
                                                         -----------------  -----------------
Increase (decrease)                                              (150,477)          (470,273)
                                                         -----------------  -----------------
Net increase (decrease)                                          (136,694)          (460,171)
Net assets, beginning                                           1,331,243          1,791,414
                                                         -----------------  -----------------
Net assets, ending                                       $      1,194,549   $      1,331,243
                                                         =================  =================

Units sold                                                         35,793             15,588
Units redeemed                                                    (55,906)           (83,034)
                                                         -----------------  -----------------
Net increase (decrease)                                           (20,113)           (67,446)
Units outstanding, beginning                                      181,205            248,651
                                                         -----------------  -----------------
Units outstanding, ending                                         161,092            181,205
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      5,239,090
Cost of units redeemed                                                             (4,508,228)
Account charges                                                                       (82,456)
Net investment income (loss)                                                          644,359
Net realized gain (loss)                                                              (70,355)
Realized gain distributions                                                            70,166
Net change in unrealized appreciation (depreciation)                                  (98,027)
                                                                             -----------------
Net assets                                                                   $      1,194,549
                                                                             =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             8.32                  12   $             101                 N/A                2.2%
12/31/2016                     8.15                  14                 113                 N/A                3.2%
12/31/2015                     7.90                  19                 153                 N/A               -4.1%
12/31/2014                     8.23                  41                 341                 N/A                2.1%
12/31/2013                     8.06                  45                 363                 N/A                1.9%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             7.34                 149   $           1,094               1.30%                0.8%
12/31/2016                     7.28                 167               1,218               1.30%                1.9%
12/31/2015                     7.15                 229               1,638               1.30%               -5.3%
12/31/2014                     7.55                 263               1,984               1.30%                0.8%
12/31/2013                     7.49                 292               2,188               1.30%                0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        8.0%
    2014        5.4%
    2013        4.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
       FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND 1 CLASS - 355150236

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       164,355   $       162,862           22,089
                                                       ===============  ===============
Receivables: investments sold                      0
Payables: investments purchased                   (4)
                                     ----------------
Net assets                           $       164,351
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $        28,305           3,337  $         8.48
Band B                                     136,046          18,186            7.48
                                   ---------------  --------------
 Total                             $       164,351          21,523
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          8,263
Mortality & expense charges and administrative fees (Band B)                            (2,645)
                                                                              -----------------
Net investment income (loss)                                                             5,618
                                                                              -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                (4,748)
Realized gain distributions                                                             11,692
Net change in unrealized appreciation (depreciation)                                    12,420
                                                                              -----------------
Net gain (loss)                                                                         19,364
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         24,982
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          5,618   $         10,226
Net realized gain (loss)                                            (4,748)           (10,216)
Realized gain distributions                                         11,692             11,093
Net change in unrealized appreciation (depreciation)                12,420             25,675
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   24,982             36,778
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                             1,830              3,255
Cost of units redeemed                                            (134,567)           (98,061)
Account charges                                                     (1,008)            (1,707)
                                                          -----------------  -----------------
Increase (decrease)                                               (133,745)           (96,513)
                                                          -----------------  -----------------
Net increase (decrease)                                           (108,763)           (59,735)
Net assets, beginning                                              273,114            332,849
                                                          -----------------  -----------------
Net assets, ending                                        $        164,351   $        273,114
                                                          =================  =================

Units sold                                                             233                507
Units redeemed                                                     (18,674)           (15,316)
                                                          -----------------  -----------------
Net increase (decrease)                                            (18,441)           (14,809)
Units outstanding, beginning                                        39,964             54,773
                                                          -----------------  -----------------
Units outstanding, ending                                           21,523             39,964
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        744,350
Cost of units redeemed                                                               (721,483)
Account charges                                                                       (16,181)
Net investment income (loss)                                                           80,770
Net realized gain (loss)                                                              (15,589)
Realized gain distributions                                                            90,991
Net change in unrealized appreciation (depreciation)                                    1,493
                                                                             -----------------
Net assets                                                                   $        164,351
                                                                             =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             8.48                   3   $              28                 N/A               12.2%
12/31/2016                     7.56                   4                  29                 N/A               13.4%
12/31/2015                     6.67                   4                  25                 N/A               -5.9%
12/31/2014                     7.09                   4                  25                 N/A                3.1%
12/31/2013                     6.88                   1                   6                 N/A               24.1%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             7.48                  18   $             136               1.30%               10.7%
12/31/2016                     6.76                  36                 244               1.30%               12.0%
12/31/2015                     6.03                  51                 308               1.30%               -7.1%
12/31/2014                     6.50                  55                 355               1.30%                1.7%
12/31/2013                     6.39                  50                 322               1.30%               22.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.8%
    2016        4.6%
    2015        3.3%
    2014        3.0%
    2013       13.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
               TEMPLETON FOREIGN VIP FUND 2 CLASS - 355150392

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     21,968,188  $    18,039,779        1,420,134
                                                       ===============  ===============
Receivables: investments sold                   1,305
Payables: investments purchased                     0
                                     ----------------
Net assets                           $     21,969,493
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band A                              $    1,095,621          109,178  $        10.04
Band B                                  20,873,872        2,328,013            8.97
                                    --------------  ---------------
 Total                              $   21,969,493        2,437,191
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       585,729
Mortality & expense charges and administrative fees (Band B)                       (285,892)
                                                                            ----------------
Net investment income (loss)                                                        299,837
                                                                            ----------------
Gain (loss) on investments:
Net realized gain (loss)                                                            845,693
Realized gain distributions                                                               0
Net change in unrealized appreciation (depreciation)                              2,222,564
                                                                            ----------------
Net gain (loss)                                                                   3,068,257
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     3,368,094
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        299,837   $        142,253
Net realized gain (loss)                                          845,693             80,125
Realized gain distributions                                             0            381,144
Net change in unrealized appreciation (depreciation)            2,222,564            771,194
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               3,368,094          1,374,716
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          712,449          3,690,639
Cost of units redeemed                                         (5,993,602)        (4,258,122)
Account charges                                                  (132,305)          (134,660)
                                                         -----------------  -----------------
Increase (decrease)                                            (5,413,458)          (702,143)
                                                         -----------------  -----------------
Net increase (decrease)                                        (2,045,364)           672,573
Net assets, beginning                                          24,014,857         23,342,284
                                                         -----------------  -----------------
Net assets, ending                                       $     21,969,493   $     24,014,857
                                                         =================  =================

Units sold                                                         99,092            553,007
Units redeemed                                                   (731,938)          (643,755)
                                                         -----------------  -----------------
Net increase (decrease)                                          (632,846)           (90,748)
Units outstanding, beginning                                    3,070,037          3,160,785
                                                         -----------------  -----------------
Units outstanding, ending                                       2,437,191          3,070,037
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     61,299,015
Cost of units redeemed                                                           (52,216,680)
Account charges                                                                   (1,830,212)
Net investment income (loss)                                                       2,202,743
Net realized gain (loss)                                                           7,402,616
Realized gain distributions                                                        1,183,602
Net change in unrealized appreciation (depreciation)                               3,928,409
                                                                            -----------------
Net assets                                                                  $     21,969,493
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            10.04                 109   $           1,096                 N/A               16.7%
12/31/2016                     8.60                 144               1,241                 N/A                7.2%
12/31/2015                     8.02                 130               1,040                 N/A               -6.5%
12/31/2014                     8.58                 104                 888                 N/A              -11.1%
12/31/2013                     9.66                 102                 982                 N/A               23.0%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             8.97               2,328   $          20,874               1.30%               15.2%
12/31/2016                     7.78               2,926              22,774               1.30%                5.8%
12/31/2015                     7.36               3,031              22,302               1.30%               -7.7%
12/31/2014                     7.97               3,120              24,875               1.30%              -12.3%
12/31/2013                     9.09               3,554              32,295               1.30%               21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.5%
    2016        1.8%
    2015        3.2%
    2014        1.9%
    2013        2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            FRANKLIN SMALL CAP VALUE VIP FUND 1 CLASS - 355150673

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    10,090,702  $      9,773,734          495,883
                                                      ================  ===============
Receivables: investments sold                 40,209
Payables: investments purchased                    0
                                     ---------------
Net assets                           $    10,130,911
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $       592,289          50,262  $        11.78
Band B                                   9,538,622         917,843           10.39
                                   ---------------  --------------
 Total                             $    10,130,911         968,105
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         74,117
Mortality & expense charges and administrative fees (Band B)                         (122,159)
                                                                             -----------------
Net investment income (loss)                                                          (48,042)
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              (33,424)
Realized gain distributions                                                           693,628
Net change in unrealized appreciation (depreciation)                                  295,789
                                                                             -----------------
Net gain (loss)                                                                       955,993
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        907,951
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (48,042)  $        (15,051)
Net realized gain (loss)                                          (33,424)          (240,397)
Realized gain distributions                                       693,628          1,396,747
Net change in unrealized appreciation (depreciation)              295,789          1,285,254
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 907,951          2,426,553
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,982,307            585,204
Cost of units redeemed                                         (3,042,131)        (1,805,412)
Account charges                                                   (57,048)           (54,475)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,116,872)        (1,274,683)
                                                         -----------------  -----------------
Net increase (decrease)                                          (208,921)         1,151,870
Net assets, beginning                                          10,339,832          9,187,962
                                                         -----------------  -----------------
Net assets, ending                                       $     10,130,911   $     10,339,832
                                                         =================  =================

Units sold                                                        208,790             87,087
Units redeemed                                                   (324,002)          (245,916)
                                                         -----------------  -----------------
Net increase (decrease)                                          (115,212)          (158,829)
Units outstanding, beginning                                    1,083,317          1,242,146
                                                         -----------------  -----------------
Units outstanding, ending                                         968,105          1,083,317
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    19,740,059
Cost of units redeemed                                                          (14,456,526)
Account charges                                                                    (338,537)
Net investment income (loss)                                                       (251,254)
Net realized gain (loss)                                                            253,155
Realized gain distributions                                                       4,867,046
Net change in unrealized appreciation (depreciation)                                316,968
                                                                            ----------------
Net assets                                                                  $    10,130,911
                                                                            ================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            11.78                  50   $             592                 N/A               10.9%
12/31/2016                    10.62                  50                 536                 N/A               30.5%
12/31/2015                     8.14                  49                 400                 N/A               -7.2%
12/31/2014                     8.77                  47                 414                 N/A                0.9%
12/31/2013                     8.69                  52                 449                 N/A               36.5%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            10.39                 918   $           9,539               1.30%                9.5%
12/31/2016                     9.49               1,033               9,804               1.30%               28.9%
12/31/2015                     7.37               1,193               8,788               1.30%               -8.4%
12/31/2014                     8.04               1,610              12,947               1.30%               -0.4%
12/31/2013                     8.07               1,851              14,944               1.30%               34.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        1.0%
    2015        1.0%
    2014        0.8%
    2013        0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
  GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND SERVICE CLASS - 380987693

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  --------------   --------------
Investments                          $    23,133,725   $   23,133,724       23,107,669
                                                       ==============   ==============
Receivables: investments sold                      0
Payables: investments purchased              (26,056)
                                     ----------------
Net assets                           $    23,107,669
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band A                              $    2,568,417          510,891  $         5.03
Band B                                  20,539,252        4,195,994            4.89
                                    --------------  ---------------
 Total                              $   23,107,669        4,706,885
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        119,406
Mortality & expense charges and administrative fees (Band B)                        (253,693)
                                                                            -----------------
Net investment income (loss)                                                        (134,287)
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   0
Realized gain distributions                                                                0
Net change in unrealized appreciation (depreciation)                                       2
                                                                            -----------------
Net gain (loss)                                                                            2
                                                                            -----------------

Increase (decrease) in net assets from operations                           $       (134,285)
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (134,287)  $       (246,330)
Net realized gain (loss)                                                0                  0
Realized gain distributions                                             0                  0
Net change in unrealized appreciation (depreciation)                    2                 (2)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                (134,285)          (246,332)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                       18,547,778         17,014,115
Cost of units redeemed                                        (17,088,292)       (18,836,123)
Account charges                                                  (138,477)          (150,525)
                                                         -----------------  -----------------
Increase (decrease)                                             1,321,009         (1,972,533)
                                                         -----------------  -----------------
Net increase (decrease)                                         1,186,724         (2,218,865)
Net assets, beginning                                          21,920,945         24,139,810
                                                         -----------------  -----------------
Net assets, ending                                       $     23,107,669   $     21,920,945
                                                         =================  =================

Units sold                                                      3,962,819          3,657,851
Units redeemed                                                 (3,688,670)        (4,056,095)
                                                         -----------------  -----------------
Net increase (decrease)                                           274,149           (398,244)
Units outstanding, beginning                                    4,432,736          4,830,980
                                                         -----------------  -----------------
Units outstanding, ending                                       4,706,885          4,432,736
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     61,445,058
Cost of units redeemed                                                           (37,645,523)
Account charges                                                                     (296,687)
Net investment income (loss)                                                        (395,180)
Net realized gain (loss)                                                                   0
Realized gain distributions                                                                0
Net change in unrealized appreciation (depreciation)                                       1
                                                                            -----------------
Net assets                                                                  $     23,107,669
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/19/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             5.03                 511   $           2,568                 N/A                0.5%
12/31/2016                     5.00                 743               3,718                 N/A                0.0%
12/31/2015                     5.00                 771               3,853                 N/A                0.0%
12/31/2014                     5.00                   0                   0                 N/A                0.0%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             4.89               4,196   $          20,539               1.30%               -0.8%
12/31/2016                     4.93               3,689              18,203               1.30%               -1.3%
12/31/2015                     5.00               4,060              20,287               1.30%               -0.1%
12/31/2014                     5.00                   0                   0               0.00%                0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.5%
    2016        0.0%
    2015        0.0%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
         INVESCO V.I. MID CAP GROWTH FUND SERIES I CLASS - 00888X591

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       317,029  $        262,185           58,192
                                                      ================  ===============
Receivables: investments sold                 10,010
Payables: investments purchased                    0
                                     ---------------
Net assets                           $       327,039
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $       190,359          20,652  $         9.22
Band B                                     136,680          15,972            8.56
                                   ---------------  --------------
 Total                             $       327,039          36,624
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $              0
Mortality & expense charges and administrative fees (Band B)                          (1,653)
                                                                            -----------------
Net investment income (loss)                                                          (1,653)
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              16,299
Realized gain distributions                                                           19,031
Net change in unrealized appreciation (depreciation)                                  28,529
                                                                            -----------------
Net gain (loss)                                                                       63,859
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         62,206
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,653)  $         (1,565)
Net realized gain (loss)                                           16,299              8,752
Realized gain distributions                                        19,031             27,071
Net change in unrealized appreciation (depreciation)               28,529            (35,151)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  62,206               (893)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           97,075             13,735
Cost of units redeemed                                            (82,382)           (51,829)
Account charges                                                    (3,094)            (2,237)
                                                         -----------------  -----------------
Increase (decrease)                                                11,599            (40,331)
                                                         -----------------  -----------------
Net increase (decrease)                                            73,805            (41,224)
Net assets, beginning                                             253,234            294,458
                                                         -----------------  -----------------
Net assets, ending                                       $        327,039   $        253,234
                                                         =================  =================

Units sold                                                         12,303              1,915
Units redeemed                                                    (10,327)            (7,626)
                                                         -----------------  -----------------
Net increase (decrease)                                             1,976             (5,711)
Units outstanding, beginning                                       34,648             40,359
                                                         -----------------  -----------------
Units outstanding, ending                                          36,624             34,648
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $       837,860
Cost of units redeemed                                                             (727,279)
Account charges                                                                     (18,971)
Net investment income (loss)                                                        (14,042)
Net realized gain (loss)                                                            124,766
Realized gain distributions                                                          69,861
Net change in unrealized appreciation (depreciation)                                 54,844
                                                                            ----------------
Net assets                                                                  $       327,039
                                                                            ================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             9.22                  21   $             190                 N/A               22.5%
12/31/2016                     7.53                  18                 135                 N/A                0.8%
12/31/2015                     7.47                  21                 154                 N/A                1.2%
12/31/2014                     7.38                  28                 209                 N/A                8.0%
12/31/2013                     6.83                  29                 197                 N/A               37.0%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             8.56                  16   $             137               1.30%               20.9%
12/31/2016                     7.08                  17                 119               1.30%               -0.5%
12/31/2015                     7.12                  20                 141               1.30%               -0.1%
12/31/2014                     7.12                  36                 257               1.30%                6.6%
12/31/2013                     6.68                  38                 254               1.30%               35.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
          INVESCO V.I. CORE EQUITY FUND SERIES II CLASS - 008892671

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                      INVESTMENTS        COST OF        MUTUAL FUND
                                       AT VALUE        INVESTMENTS        SHARES
                                    ---------------  ---------------  ---------------
Investments                         $         3,612  $         3,582               99
                                                     ===============  ===============
Receivables: investments sold                     0
Payables: investments purchased                   0
                                    ---------------
Net assets                          $         3,612
                                    ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band A                              $            0               0  $         12.53
Band B                                       3,612             323            11.19
                                    --------------  --------------
 Total                              $        3,612             323
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $             74
Mortality & expense charges and administrative fees (Band B)                              (148)
                                                                              -----------------
Net investment income (loss)                                                               (74)
                                                                              -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                (1,453)
Realized gain distributions                                                                483
Net change in unrealized appreciation (depreciation)                                     2,543
                                                                              -----------------
Net gain (loss)                                                                          1,573
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          1,499
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            (74)  $           (142)
Net realized gain (loss)                                            (1,453)              (387)
Realized gain distributions                                            483              1,253
Net change in unrealized appreciation (depreciation)                 2,543                764
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                    1,499              1,488
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            14,515                 54
Cost of units redeemed                                             (31,116)            (1,762)
Account charges                                                        (51)               (66)
                                                          -----------------  -----------------
Increase (decrease)                                                (16,652)            (1,774)
                                                          -----------------  -----------------
Net increase (decrease)                                            (15,153)              (286)
Net assets, beginning                                               18,765             19,051
                                                          -----------------  -----------------
Net assets, ending                                        $          3,612   $         18,765
                                                          =================  =================

Units sold                                                           1,310                  6
Units redeemed                                                      (2,855)              (184)
                                                          -----------------  -----------------
Net increase (decrease)                                             (1,545)              (178)
Units outstanding, beginning                                         1,868              2,046
                                                          -----------------  -----------------
Units outstanding, ending                                              323              1,868
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        107,475
Cost of units redeemed                                                               (114,084)
Account charges                                                                          (567)
Net investment income (loss)                                                             (866)
Net realized gain (loss)                                                                7,689
Realized gain distributions                                                             3,935
Net change in unrealized appreciation (depreciation)                                       30
                                                                             -----------------
Net assets                                                                   $          3,612
                                                                             =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            12.53                   0   $               0                 N/A               12.9%
12/31/2016                    11.10                   0                   0                 N/A               10.0%
12/31/2015                    10.09                   0                   1                 N/A               -6.0%
12/31/2014                    10.73                   0                   5                 N/A                7.8%
12/31/2013                     9.95                   0                   0                 N/A               28.9%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            11.19                   0   $               4               1.30%               11.4%
12/31/2016                    10.05                   2                  19               1.30%                8.6%
12/31/2015                     9.25                   2                  18               1.30%               -7.2%
12/31/2014                     9.97                   6                  61               1.30%                6.5%
12/31/2013                     9.37                   2                  15               1.30%               27.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        0.5%
    2015        0.4%
    2014        0.3%
    2013        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
     INVESCO V.I. INTERNATIONAL GROWTH FUND SERIES II CLASS - 008892655

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       443,796   $       364,565           11,236
                                                       ===============  ===============
Receivables: investments sold                      0
Payables: investments purchased               (1,821)
                                     ----------------
Net assets                           $       441,975
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $        65,895           5,810  $        11.34
Band B                                     376,080          37,111           10.13
                                   ---------------  --------------
 Total                             $       441,975          42,921
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          4,382
Mortality & expense charges and administrative fees (Band B)                           (4,144)
                                                                             -----------------
Net investment income (loss)                                                              238
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                  656
Realized gain distributions                                                                 0
Net change in unrealized appreciation (depreciation)                                   73,671
                                                                             -----------------
Net gain (loss)                                                                        74,327
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         74,565
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $            238   $            (84)
Net realized gain (loss)                                              656            (12,590)
Realized gain distributions                                             0                  0
Net change in unrealized appreciation (depreciation)               73,671              3,461
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  74,565             (9,213)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          111,280             63,790
Cost of units redeemed                                           (116,482)          (228,731)
Account charges                                                    (1,863)            (2,398)
                                                         -----------------  -----------------
Increase (decrease)                                                (7,065)          (167,339)
                                                         -----------------  -----------------
Net increase (decrease)                                            67,500           (176,552)
Net assets, beginning                                             374,475            551,027
                                                         -----------------  -----------------
Net assets, ending                                       $        441,975   $        374,475
                                                         =================  =================

Units sold                                                         11,572             10,889
Units redeemed                                                    (12,691)           (30,611)
                                                         -----------------  -----------------
Net increase (decrease)                                            (1,119)           (19,722)
Units outstanding, beginning                                       44,040             63,762
                                                         -----------------  -----------------
Units outstanding, ending                                          42,921             44,040
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $     47,990,404
Cost of units redeemed                                                          (62,704,564)
Account charges                                                                  (1,203,619)
Net investment income (loss)                                                         18,841
Net realized gain (loss)                                                         16,261,682
Realized gain distributions                                                               0
Net change in unrealized appreciation (depreciation)                                 79,231
                                                                           -----------------
Net assets                                                                 $        441,975
                                                                           =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            11.34                   6   $              66                 N/A               22.7%
12/31/2016                     9.24                   7                  64                 N/A               -0.7%
12/31/2015                     9.31                   9                  83                 N/A               -2.6%
12/31/2014                     9.56                   8                  81                 N/A                0.1%
12/31/2013                     9.55                 112               1,067                 N/A               18.7%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            10.13                  37   $             376               1.30%               21.1%
12/31/2016                     8.37                  37                 310               1.30%               -2.0%
12/31/2015                     8.53                  55                 468               1.30%               -3.9%
12/31/2014                     8.88                  72                 639               1.30%               -1.2%
12/31/2013                     8.99               3,887              34,931               1.30%               17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        1.2%
    2015        1.3%
    2014        0.1%
    2013        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
      INVESCO V.I. DIVERSIFIED DIVIDEND FUND SERIES I CLASS - 00888X104

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,232,381   $     1,178,381           45,340
                                                       ===============  ===============
Receivables: investments sold                      0
Payables: investments purchased                  (17)
                                     ----------------
Net assets                           $     1,232,364
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band A                              $      750,808          72,889  $         10.30
Band B                                     481,556          50,984             9.45
                                    --------------  --------------
 Total                              $    1,232,364         123,873
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         20,424
Mortality & expense charges and administrative fees (Band B)                          (6,838)
                                                                            -----------------
Net investment income (loss)                                                          13,586
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              50,064
Realized gain distributions                                                           41,865
Net change in unrealized appreciation (depreciation)                                 (11,510)
                                                                            -----------------
Net gain (loss)                                                                       80,419
                                                                            -----------------

Increase (decrease) in net assets from operations                           $         94,005
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         13,586   $         12,628
Net realized gain (loss)                                           50,064             18,863
Realized gain distributions                                        41,865                  0
Net change in unrealized appreciation (depreciation)              (11,510)            24,785
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  94,005             56,276
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          485,902          1,061,530
Cost of units redeemed                                           (305,471)          (307,113)
Account charges                                                   (12,716)            (7,800)
                                                         -----------------  -----------------
Increase (decrease)                                               167,715            746,617
                                                         -----------------  -----------------
Net increase (decrease)                                           261,720            802,893
Net assets, beginning                                             970,644            167,751
                                                         -----------------  -----------------
Net assets, ending                                       $      1,232,364   $        970,644
                                                         =================  =================

Units sold                                                         54,025            121,485
Units redeemed                                                    (34,494)           (38,451)
                                                         -----------------  -----------------
Net increase (decrease)                                            19,531             83,034
Units outstanding, beginning                                      104,342             21,308
                                                         -----------------  -----------------
Units outstanding, ending                                         123,873            104,342
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     2,181,928
Cost of units redeemed                                                           (1,250,461)
Account charges                                                                     (32,681)
Net investment income (loss)                                                         35,133
Net realized gain (loss)                                                            202,580
Realized gain distributions                                                          41,865
Net change in unrealized appreciation (depreciation)                                 54,000
                                                                            ----------------
Net assets                                                                  $     1,232,364
                                                                            ================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            10.30                  73   $             751                 N/A                8.6%
12/31/2016                     9.49                  76                 719                 N/A               14.8%
12/31/2015                     8.26                   4                  35                 N/A                2.1%
12/31/2014                     8.10                  13                 108                 N/A               12.8%
12/31/2013                     7.18                  14                  98                 N/A               31.0%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             9.45                  51   $             482               1.30%                7.2%
12/31/2016                     8.81                  29                 252               1.30%               13.3%
12/31/2015                     7.78                  17                 133               1.30%                0.7%
12/31/2014                     7.72                  28                 217               1.30%               11.4%
12/31/2013                     6.93                  35                 240               1.30%               29.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.9%
    2016        2.6%
    2015        1.2%
    2014        1.7%
    2013        2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            INVESCO V.I. HEALTH CARE FUND SERIES I CLASS - 008892416

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,429,586  $      1,524,073           54,077
                                                      ================  ===============
Receivables: investments sold                    228
Payables: investments purchased                    0
                                     ---------------
Net assets                           $     1,429,814
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band A                              $      343,394           24,012  $        14.30
Band B                                   1,086,420           70,312           15.45
                                    --------------  ---------------
 Total                              $    1,429,814           94,324
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          5,042
Mortality & expense charges and administrative fees (Band B)                          (14,630)
                                                                             -----------------
Net investment income (loss)                                                           (9,588)
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              (49,690)
Realized gain distributions                                                            70,051
Net change in unrealized appreciation (depreciation)                                  202,358
                                                                             -----------------
Net gain (loss)                                                                       222,719
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        213,131
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (9,588)  $        (17,054)
Net realized gain (loss)                                          (49,690)            28,341
Realized gain distributions                                        70,051            257,639
Net change in unrealized appreciation (depreciation)              202,358           (510,849)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 213,131           (241,923)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          219,884            463,849
Cost of units redeemed                                           (539,476)          (643,071)
Account charges                                                    (7,926)            (9,371)
                                                         -----------------  -----------------
Increase (decrease)                                              (327,518)          (188,593)
                                                         -----------------  -----------------
Net increase (decrease)                                          (114,387)          (430,516)
Net assets, beginning                                           1,544,201          1,974,717
                                                         -----------------  -----------------
Net assets, ending                                       $      1,429,814   $      1,544,201
                                                         =================  =================

Units sold                                                         20,918             42,003
Units redeemed                                                    (43,245)           (56,463)
                                                         -----------------  -----------------
Net increase (decrease)                                           (22,327)           (14,460)
Units outstanding, beginning                                      116,651            131,111
                                                         -----------------  -----------------
Units outstanding, ending                                          94,324            116,651
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     5,226,997
Cost of units redeemed                                                           (4,587,714)
Account charges                                                                    (167,403)
Net investment income (loss)                                                        (99,569)
Net realized gain (loss)                                                            344,684
Realized gain distributions                                                         807,306
Net change in unrealized appreciation (depreciation)                                (94,487)
                                                                            ----------------
Net assets                                                                  $     1,429,814
                                                                            ================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/28/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            14.30                  24   $             343                 N/A               15.8%
12/31/2016                    12.35                  28                 341                 N/A              -11.5%
12/31/2015                    13.95                  35                 483                 N/A                3.2%
12/31/2014                    13.52                  36                 488                 N/A               19.7%
12/31/2013                    11.30                  40                 452                 N/A               40.5%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            15.45                  70   $           1,086               1.30%               14.3%
12/31/2016                    13.51                  89               1,203               1.30%              -12.6%
12/31/2015                    15.46                  96               1,491               1.30%                1.8%
12/31/2014                    15.18                  57                 868               1.30%               18.1%
12/31/2013                    12.85                  48                 622               1.30%               38.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.3%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
       INVESCO V.I. GLOBAL REAL ESTATE FUND SERIES I CLASS - 008892523

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     19,860,732  $    17,773,424        1,142,316
                                                       ===============  ===============
Receivables: investments sold                   4,171
Payables: investments purchased                     0
                                     ----------------
Net assets                           $     19,864,903
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band A                              $    1,123,986           52,711  $        21.32
Band B                                  18,740,917        1,138,506           16.46
                                    --------------  ---------------
 Total                              $   19,864,903        1,191,217
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       638,208
Mortality & expense charges and administrative fees (Band B)                       (249,729)
                                                                            ----------------
Net investment income (loss)                                                        388,479
                                                                            ----------------
Gain (loss) on investments:
Net realized gain (loss)                                                            369,075
Realized gain distributions                                                         323,900
Net change in unrealized appreciation (depreciation)                              1,185,088
                                                                            ----------------
Net gain (loss)                                                                   1,878,063
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,266,542
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        388,479   $         65,593
Net realized gain (loss)                                          369,075            555,605
Realized gain distributions                                       323,900            414,181
Net change in unrealized appreciation (depreciation)            1,185,088           (763,070)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,266,542            272,309
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,132,783          1,140,109
Cost of units redeemed                                         (5,436,382)        (6,213,117)
Account charges                                                  (112,707)          (135,791)
                                                         -----------------  -----------------
Increase (decrease)                                            (3,416,306)        (5,208,799)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,149,764)        (4,936,490)
Net assets, beginning                                          21,014,667         25,951,157
                                                         -----------------  -----------------
Net assets, ending                                       $     19,864,903   $     21,014,667
                                                         =================  =================

Units sold                                                        143,494             95,126
Units redeemed                                                   (357,731)          (441,878)
                                                         -----------------  -----------------
Net increase (decrease)                                          (214,237)          (346,752)
Units outstanding, beginning                                    1,405,454          1,752,206
                                                         -----------------  -----------------
Units outstanding, ending                                       1,191,217          1,405,454
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      66,738,899
Cost of units redeemed                                                            (53,507,404)
Account charges                                                                    (1,681,370)
Net investment income (loss)                                                        4,214,375
Net realized gain (loss)                                                           (1,943,566)
Realized gain distributions                                                         3,956,661
Net change in unrealized appreciation (depreciation)                                2,087,308
                                                                            ------------------
Net assets                                                                  $      19,864,903
                                                                            ==================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/28/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            21.32                  53   $           1,124                 N/A               13.0%
12/31/2016                    18.86                  69               1,298                 N/A                2.0%
12/31/2015                    18.49                  76               1,399                 N/A               -1.5%
12/31/2014                    18.76                  72               1,353                 N/A               14.6%
12/31/2013                    16.37                  49                 805                 N/A                2.7%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            16.46               1,139   $          18,741               1.30%               11.6%
12/31/2016                    14.75               1,337              19,716               1.30%                0.7%
12/31/2015                    14.64               1,677              24,552               1.30%               -2.8%
12/31/2014                    15.06               1,956              29,461               1.30%               13.1%
12/31/2013                    13.31               1,267              16,863               1.30%                1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        3.1%
    2016        1.5%
    2015        3.3%
    2014        2.0%
    2013        3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
           INVESCO V.I. HIGH YIELD FUND SERIES I CLASS - 008892846

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     9,881,307  $      9,751,625        1,793,419
                                                      ================  ===============
Receivables: investments sold                    437
Payables: investments purchased                    0
                                     ---------------
Net assets                           $     9,881,744
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band A                              $      702,327          59,036  $         11.90
Band B                                   9,179,417         921,600             9.96
                                    --------------  --------------
 Total                              $    9,881,744         980,636
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        411,526
Mortality & expense charges and administrative fees (Band B)                        (117,142)
                                                                            -----------------
Net investment income (loss)                                                         294,384
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              35,675
Realized gain distributions                                                                0
Net change in unrealized appreciation (depreciation)                                 133,697
                                                                            -----------------
Net gain (loss)                                                                      169,372
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        463,756
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        294,384   $        262,398
Net realized gain (loss)                                           35,675            (51,783)
Realized gain distributions                                             0                  0
Net change in unrealized appreciation (depreciation)              133,697            662,246
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 463,756            872,861
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,624,989            551,480
Cost of units redeemed                                         (2,216,561)        (1,885,084)
Account charges                                                   (56,842)           (54,552)
                                                         -----------------  -----------------
Increase (decrease)                                               351,586         (1,388,156)
                                                         -----------------  -----------------
Net increase (decrease)                                           815,342           (515,295)
Net assets, beginning                                           9,066,402          9,581,697
                                                         -----------------  -----------------
Net assets, ending                                       $      9,881,744   $      9,066,402
                                                         =================  =================

Units sold                                                        272,525             71,101
Units redeemed                                                   (236,435)          (225,161)
                                                         -----------------  -----------------
Net increase (decrease)                                            36,090           (154,060)
Units outstanding, beginning                                      944,546          1,098,606
                                                         -----------------  -----------------
Units outstanding, ending                                         980,636            944,546
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      50,060,600
Cost of units redeemed                                                            (47,108,087)
Account charges                                                                    (1,253,733)
Net investment income (loss)                                                        9,321,532
Net realized gain (loss)                                                           (1,268,250)
Realized gain distributions                                                                 0
Net change in unrealized appreciation (depreciation)                                  129,682
                                                                            ------------------
Net assets                                                                  $       9,881,744
                                                                            ==================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            11.90                  59   $             702                 N/A                6.3%
12/31/2016                    11.19                  59                 662                 N/A               11.2%
12/31/2015                    10.06                  58                 586                 N/A               -3.2%
12/31/2014                    10.39                  69                 713                 N/A                1.7%
12/31/2013                    10.22                  61                 622                 N/A                7.0%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             9.96                 922   $           9,179               1.30%                4.9%
12/31/2016                     9.49                 885               8,404               1.30%                9.8%
12/31/2015                     8.65               1,040               8,996               1.30%               -4.4%
12/31/2014                     9.05               1,526              13,803               1.30%                0.4%
12/31/2013                     9.01               1,487              13,398               1.30%                5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        4.3%
    2016        4.0%
    2015        4.7%
    2014        4.8%
    2013        5.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
       INVESCO V.I. MANAGED VOLATILITY FUND SERIES I CLASS - 008892259

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,963,952  $      1,941,600          150,399
                                                      ================  ===============
Receivables: investments sold                    261
Payables: investments purchased                    0
                                     ---------------
Net assets                           $     1,964,213
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band A                              $      313,286          21,319  $         14.70
Band B                                   1,650,927          98,108            16.83
                                    --------------  --------------
 Total                              $    1,964,213         119,427
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         25,521
Mortality & expense charges and administrative fees (Band B)                         (21,952)
                                                                            -----------------
Net investment income (loss)                                                           3,569
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                            (122,288)
Realized gain distributions                                                                0
Net change in unrealized appreciation (depreciation)                                 298,464
                                                                            -----------------
Net gain (loss)                                                                      176,176
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        179,745
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,569   $         16,767
Net realized gain (loss)                                         (122,288)          (266,700)
Realized gain distributions                                             0             64,398
Net change in unrealized appreciation (depreciation)              298,464            372,169
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 179,745            186,634
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           71,923            177,308
Cost of units redeemed                                           (392,004)          (523,850)
Account charges                                                   (12,891)           (14,016)
                                                         -----------------  -----------------
Increase (decrease)                                              (332,972)          (360,558)
                                                         -----------------  -----------------
Net increase (decrease)                                          (153,227)          (173,924)
Net assets, beginning                                           2,117,440          2,291,364
                                                         -----------------  -----------------
Net assets, ending                                       $      1,964,213   $      2,117,440
                                                         =================  =================

Units sold                                                          5,306             13,889
Units redeemed                                                    (26,878)           (39,764)
                                                         -----------------  -----------------
Net increase (decrease)                                           (21,572)           (25,875)
Units outstanding, beginning                                      140,999            166,874
                                                         -----------------  -----------------
Units outstanding, ending                                         119,427            140,999
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $     12,955,629
Cost of units redeemed                                                            (13,408,666)
Account charges                                                                      (344,271)
Net investment income (loss)                                                          744,120
Net realized gain (loss)                                                              (11,852)
Realized gain distributions                                                         2,006,901
Net change in unrealized appreciation (depreciation)                                   22,352
                                                                             -----------------
Net assets                                                                   $      1,964,213
                                                                             =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/28/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            14.70                  21   $             313                 N/A               10.6%
12/31/2016                    13.29                  27                 354                 N/A               10.6%
12/31/2015                    12.02                  31                 372                 N/A               -2.2%
12/31/2014                    12.28                  44                 539                 N/A               20.6%
12/31/2013                    10.19                  46                 470                 N/A               10.8%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            16.83                  98   $           1,651               1.30%                9.1%
12/31/2016                    15.42                 114               1,764               1.30%                9.2%
12/31/2015                    14.12                 136               1,920               1.30%               -3.4%
12/31/2014                    14.62                 163               2,380               1.30%               19.0%
12/31/2013                    12.29                 156               1,921               1.30%                9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        1.8%
    2015        1.3%
    2014        2.9%
    2013        3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
        JANUS HENDERSON BALANCED PORTFOLIO SERVICE CLASS - 471021691

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     15,232,523  $    13,333,022          410,733
                                                       ===============  ===============
Receivables: investments sold                   1,594
Payables: investments purchased                     0
                                     ----------------
Net assets                           $     15,234,117
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band A                              $    4,632,515          787,775  $         5.88
Band B                                  10,601,602        1,827,773            5.80
                                    --------------  ---------------
 Total                              $   15,234,117        2,615,548
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       204,868
Mortality & expense charges and administrative fees (Band B)                       (132,951)
                                                                            ----------------
Net investment income (loss)                                                         71,917
                                                                            ----------------
Gain (loss) on investments:
Net realized gain (loss)                                                            127,260
Realized gain distributions                                                          28,794
Net change in unrealized appreciation (depreciation)                              2,135,415
                                                                            ----------------
Net gain (loss)                                                                   2,291,469
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     2,363,386
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         71,917   $        112,242
Net realized gain (loss)                                          127,260             (1,494)
Realized gain distributions                                        28,794                  0
Net change in unrealized appreciation (depreciation)            2,135,415           (235,914)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,363,386           (125,166)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          451,594         15,319,330
Cost of units redeemed                                         (2,353,520)          (320,696)
Account charges                                                   (95,272)            (5,539)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,997,198)        14,993,095
                                                         -----------------  -----------------
Net increase (decrease)                                           366,188         14,867,929
Net assets, beginning                                          14,867,929                  0
                                                         -----------------  -----------------
Net assets, ending                                       $     15,234,117   $     14,867,929
                                                         =================  =================

Units sold                                                        108,268          3,053,591
Units redeemed                                                   (481,120)           (65,191)
                                                         -----------------  -----------------
Net increase (decrease)                                          (372,852)         2,988,400
Units outstanding, beginning                                    2,988,400                  0
                                                         -----------------  -----------------
Units outstanding, ending                                       2,615,548          2,988,400
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    15,770,924
Cost of units redeemed                                                           (2,674,216)
Account charges                                                                    (100,811)
Net investment income (loss)                                                        184,159
Net realized gain (loss)                                                            125,766
Realized gain distributions                                                          28,794
Net change in unrealized appreciation (depreciation)                              1,899,501
                                                                            ----------------
Net assets                                                                  $    15,234,117
                                                                            ================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             5.88                 788   $           4,633                 N/A               18.1%
12/31/2016                     4.98                 988               4,916                 N/A                0.0%
12/31/2015                     5.00                   0                   0                 N/A                0.0%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             5.80               1,828   $          10,602               1.30%               16.6%
12/31/2016                     4.97               2,001               9,952               1.30%                0.0%
12/31/2015                     5.00                   0                   0               0.00%                0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        1.6%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
   JANUS HENDERSON FLEXIBLE BOND PORTFOLIO INSTITUTIONAL CLASS - 471021501

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     29,226,889  $    29,908,436        2,500,497
                                                       ===============  ===============
Receivables: investments sold                   3,937
Payables: investments purchased                     0
                                     ----------------
Net assets                           $     29,230,826
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band A                              $    2,930,301          220,046  $        13.32
Band B                                  26,300,525        3,038,578            8.66
                                    --------------  ---------------
 Total                              $   29,230,826        3,258,624
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        909,252
Mortality & expense charges and administrative fees (Band B)                        (392,077)
                                                                            -----------------
Net investment income (loss)                                                         517,175
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                            (157,842)
Realized gain distributions                                                                0
Net change in unrealized appreciation (depreciation)                                 502,286
                                                                            -----------------
Net gain (loss)                                                                      344,444
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        861,619
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        517,175   $        663,506
Net realized gain (loss)                                         (157,842)           (27,269)
Realized gain distributions                                             0                  0
Net change in unrealized appreciation (depreciation)              502,286             54,615
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 861,619            690,852
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,536,981          2,146,407
Cost of units redeemed                                        (11,643,636)       (10,007,836)
Account charges                                                  (199,369)          (247,797)
                                                         -----------------  -----------------
Increase (decrease)                                           (10,306,024)        (8,109,226)
                                                         -----------------  -----------------
Net increase (decrease)                                        (9,444,405)        (7,418,374)
Net assets, beginning                                          38,675,231         46,093,605
                                                         -----------------  -----------------
Net assets, ending                                       $     29,230,826   $     38,675,231
                                                         =================  =================

Units sold                                                        192,695            312,511
Units redeemed                                                 (1,334,611)        (1,246,414)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,141,916)          (933,903)
Units outstanding, beginning                                    4,400,540          5,334,443
                                                         -----------------  -----------------
Units outstanding, ending                                       3,258,624          4,400,540
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    236,972,520
Cost of units redeemed                                                          (240,885,789)
Account charges                                                                   (7,480,920)
Net investment income (loss)                                                      31,706,649
Net realized gain (loss)                                                           3,582,032
Realized gain distributions                                                        6,017,881
Net change in unrealized appreciation (depreciation)                                (681,547)
                                                                            -----------------
Net assets                                                                  $     29,230,826
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            13.32                 220   $           2,930                 N/A                3.6%
12/31/2016                    12.85                 327               4,207                 N/A                2.5%
12/31/2015                    12.54                 350               4,395                 N/A                0.2%
12/31/2014                    12.51                 386               4,831                 N/A                4.9%
12/31/2013                    11.93                 447               5,335                 N/A               -0.1%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             8.66               3,039   $          26,301               1.30%                2.3%
12/31/2016                     8.46               4,073              34,468               1.30%                1.1%
12/31/2015                     8.37               4,984              41,698               1.30%               -1.1%
12/31/2014                     8.46               5,933              50,178               1.30%                3.6%
12/31/2013                     8.16               7,910              64,581               1.30%               -1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.7%
    2016        2.7%
    2015        2.3%
    2014        3.4%
    2013        4.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
       JANUS HENDERSON FORTY PORTFOLIO INSTITUTIONAL CLASS - 471021865

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     1,256,122  $      1,168,722           32,592
                                                      ================  ===============
Receivables: investments sold                 39,775
Payables: investments purchased                    0
                                     ---------------
Net assets                           $     1,295,897
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band A                              $      278,275          26,268  $         10.59
Band B                                   1,017,622         108,919             9.34
                                    --------------  --------------
 Total                              $    1,295,897         135,187
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $              0
Mortality & expense charges and administrative fees (Band B)                          (10,222)
                                                                             -----------------
Net investment income (loss)                                                          (10,222)
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                  576
Realized gain distributions                                                            49,261
Net change in unrealized appreciation (depreciation)                                  182,225
                                                                             -----------------
Net gain (loss)                                                                       232,062
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        221,840
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (10,222)  $         (1,610)
Net realized gain (loss)                                              576            (49,375)
Realized gain distributions                                        49,261             98,569
Net change in unrealized appreciation (depreciation)              182,225            (38,895)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 221,840              8,689
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          633,864            298,986
Cost of units redeemed                                           (258,777)          (328,339)
Account charges                                                    (5,693)            (3,450)
                                                         -----------------  -----------------
Increase (decrease)                                               369,394            (32,803)
                                                         -----------------  -----------------
Net increase (decrease)                                           591,234            (24,114)
Net assets, beginning                                             704,663            728,777
                                                         -----------------  -----------------
Net assets, ending                                       $      1,295,897   $        704,663
                                                         =================  =================

Units sold                                                         71,148             45,465
Units redeemed                                                    (32,320)           (48,707)
                                                         -----------------  -----------------
Net increase (decrease)                                            38,828             (3,242)
Units outstanding, beginning                                       96,359             99,601
                                                         -----------------  -----------------
Units outstanding, ending                                         135,187             96,359
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      2,519,269
Cost of units redeemed                                                            (1,733,801)
Account charges                                                                      (29,547)
Net investment income (loss)                                                         (27,346)
Net realized gain (loss)                                                              64,335
Realized gain distributions                                                          415,587
Net change in unrealized appreciation (depreciation)                                  87,400
                                                                            -----------------
Net assets                                                                  $      1,295,897
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            10.59                  26   $             278                 N/A               30.3%
12/31/2016                     8.13                   6                  45                 N/A                2.2%
12/31/2015                     7.95                  15                 123                 N/A               12.2%
12/31/2014                     7.09                   5                  36                 N/A                8.7%
12/31/2013                     6.52                   7                  48                 N/A               31.2%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             9.34                 109   $           1,018               1.30%               28.6%
12/31/2016                     7.26                  91                 660               1.30%                0.9%
12/31/2015                     7.20                  84                 606               1.30%               10.8%
12/31/2014                     6.50                  80                 522               1.30%                7.3%
12/31/2013                     6.06                  62                 373               1.30%               29.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.9%
    2015        1.3%
    2014        0.1%
    2013        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
  JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO INSTITUTIONAL CLASS - 471021303

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      3,905,792  $     2,283,210           76,338
                                                       ===============  ===============
Receivables: investments sold                   2,722
Payables: investments purchased                     0
                                     ----------------
Net assets                           $      3,908,514
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band A                              $    1,841,874         175,084  $         10.52
Band B                                   2,066,640         176,337            11.72
                                    --------------  --------------
 Total                              $    3,908,514         351,421
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        31,266
Mortality & expense charges and administrative fees (Band B)                        (26,592)
                                                                            ----------------
Net investment income (loss)                                                          4,674
                                                                            ----------------
Gain (loss) on investments:
Net realized gain (loss)                                                            264,594
Realized gain distributions                                                               0
Net change in unrealized appreciation (depreciation)                                621,183
                                                                            ----------------
Net gain (loss)                                                                     885,777
                                                                            ----------------

Increase (decrease) in net assets from operations                           $       890,451
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          4,674   $         14,269
Net realized gain (loss)                                          264,594            119,968
Realized gain distributions                                             0                  0
Net change in unrealized appreciation (depreciation)              621,183            (91,671)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 890,451             42,566
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          101,855            297,255
Cost of units redeemed                                           (769,204)          (584,887)
Account charges                                                   (32,217)           (32,231)
                                                         -----------------  -----------------
Increase (decrease)                                              (699,566)          (319,863)
                                                         -----------------  -----------------
Net increase (decrease)                                           190,885           (277,297)
Net assets, beginning                                           3,717,629          3,994,926
                                                         -----------------  -----------------
Net assets, ending                                       $      3,908,514   $      3,717,629
                                                         =================  =================

Units sold                                                         11,566             35,225
Units redeemed                                                    (81,278)           (72,366)
                                                         -----------------  -----------------
Net increase (decrease)                                           (69,712)           (37,141)
Units outstanding, beginning                                      421,133            458,274
                                                         -----------------  -----------------
Units outstanding, ending                                         351,421            421,133
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      77,379,337
Cost of units redeemed                                                            (73,558,836)
Account charges                                                                    (1,660,610)
Net investment income (loss)                                                        1,242,146
Net realized gain (loss)                                                           (1,116,105)
Realized gain distributions                                                                0
Net change in unrealized appreciation (depreciation)                                1,622,582
                                                                            ------------------
Net assets                                                                  $       3,908,514
                                                                            ==================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            10.52                 175   $           1,842                 N/A               27.0%
12/31/2016                     8.28                 205               1,699                 N/A                2.1%
12/31/2015                     8.11                 221               1,789                 N/A               -2.3%
12/31/2014                     8.30                 253               2,104                 N/A                7.4%
12/31/2013                     7.73                 289               2,236                 N/A               28.4%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            11.72                 176   $           2,067               1.30%               25.4%
12/31/2016                     9.35                 216               2,018               1.30%                0.8%
12/31/2015                     9.28                 238               2,206               1.30%               -3.5%
12/31/2014                     9.62                 270               2,593               1.30%                6.1%
12/31/2013                     9.07                 349               3,166               1.30%               26.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.8%
    2016        1.1%
    2015        0.7%
    2014        1.0%
    2013        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
         JANUS HENDERSON OVERSEAS PORTFOLIO SERVICE CLASS - 471021667

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        205,370  $       259,202            6,861
                                                       ===============  ===============
Receivables: investments sold                   5,537
Payables: investments purchased                     0
                                     ----------------
Net assets                           $        210,907
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $         9,708           1,260  $         7.70
Band B                                     201,199          29,227            6.88
                                   ---------------  --------------
 Total                             $       210,907          30,487
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $          3,030
Mortality & expense charges and administrative fees (Band B)                            (2,346)
                                                                              -----------------
Net investment income (loss)                                                               684
                                                                              -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                (3,217)
Realized gain distributions                                                                  0
Net change in unrealized appreciation (depreciation)                                    49,664
                                                                              -----------------
Net gain (loss)                                                                         46,447
                                                                              -----------------

Increase (decrease) in net assets from operations                             $         47,131
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $            684   $          5,879
Net realized gain (loss)                                            (3,217)           (23,686)
Realized gain distributions                                              0              4,471
Net change in unrealized appreciation (depreciation)                49,664             (3,895)
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   47,131            (17,231)
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            10,173              4,866
Cost of units redeemed                                              (6,309)           (28,873)
Account charges                                                       (501)              (445)
                                                          -----------------  -----------------
Increase (decrease)                                                  3,363            (24,452)
                                                          -----------------  -----------------
Net increase (decrease)                                             50,494            (41,683)
Net assets, beginning                                              160,413            202,096
                                                          -----------------  -----------------
Net assets, ending                                        $        210,907   $        160,413
                                                          =================  =================

Units sold                                                           1,567              1,324
Units redeemed                                                      (1,029)            (6,122)
                                                          -----------------  -----------------
Net increase (decrease)                                                538             (4,798)
Units outstanding, beginning                                        29,949             34,747
                                                          -----------------  -----------------
Units outstanding, ending                                           30,487             29,949
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        979,673
Cost of units redeemed                                                              (649,948)
Account charges                                                                      (15,182)
Net investment income (loss)                                                          21,794
Net realized gain (loss)                                                            (162,228)
Realized gain distributions                                                           90,630
Net change in unrealized appreciation (depreciation)                                 (53,832)
                                                                            -----------------
Net assets                                                                  $        210,907
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             7.70                   1   $              10                 N/A               30.8%
12/31/2016                     5.89                   1                   8                 N/A               -6.7%
12/31/2015                     6.31                   2                  11                 N/A               -8.8%
12/31/2014                     6.92                   5                  36                 N/A              -12.1%
12/31/2013                     7.88                   5                  38                 N/A               14.3%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             6.88                  29   $             201               1.30%               29.1%
12/31/2016                     5.33                  29                 153               1.30%               -7.9%
12/31/2015                     5.79                  33                 191               1.30%              -10.0%
12/31/2014                     6.43                  43                 276               1.30%              -13.2%
12/31/2013                     7.41                  45                 337               1.30%               12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        4.4%
    2015        0.5%
    2014        6.1%
    2013        3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
      JANUS HENDERSON MID CAP VALUE PORTFOLIO SERVICE CLASS - 471021451

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       352,677   $       326,635           20,163
                                                       ===============  ===============
Receivables: investments sold                      0
Payables: investments purchased                   (7)
                                     ----------------
Net assets                           $       352,670
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $        81,550           6,037  $        13.51
Band B                                     271,120          22,462           12.07
                                   ---------------  --------------
 Total                             $       352,670          28,499
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          2,117
Mortality & expense charges and administrative fees (Band B)                           (3,249)
                                                                             -----------------
Net investment income (loss)                                                           (1,132)
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                1,488
Realized gain distributions                                                            12,450
Net change in unrealized appreciation (depreciation)                                   25,521
                                                                             -----------------
Net gain (loss)                                                                        39,459
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         38,327
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         (1,132)  $             41
Net realized gain (loss)                                             1,488             (2,897)
Realized gain distributions                                         12,450             27,740
Net change in unrealized appreciation (depreciation)                25,521              9,607
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   38,327             34,491
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            76,197             62,759
Cost of units redeemed                                             (19,704)           (35,636)
Account charges                                                     (1,632)            (1,263)
                                                          -----------------  -----------------
Increase (decrease)                                                 54,861             25,860
                                                          -----------------  -----------------
Net increase (decrease)                                             93,188             60,351
Net assets, beginning                                              259,482            199,131
                                                          -----------------  -----------------
Net assets, ending                                        $        352,670   $        259,482
                                                          =================  =================

Units sold                                                           6,838             10,547
Units redeemed                                                      (1,785)            (8,176)
                                                          -----------------  -----------------
Net increase (decrease)                                              5,053              2,371
Units outstanding, beginning                                        23,446             21,075
                                                          -----------------  -----------------
Units outstanding, ending                                           28,499             23,446
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        598,269
Cost of units redeemed                                                              (404,340)
Account charges                                                                       (9,515)
Net investment income (loss)                                                           4,849
Net realized gain (loss)                                                              29,629
Realized gain distributions                                                          107,736
Net change in unrealized appreciation (depreciation)                                  26,042
                                                                            -----------------
Net assets                                                                  $        352,670
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            13.51                   6   $              82                 N/A               13.6%
12/31/2016                    11.89                   6                  76                 N/A               18.8%
12/31/2015                    10.01                   7                  69                 N/A               -3.7%
12/31/2014                    10.39                   9                  98                 N/A                8.4%
12/31/2013                     9.58                   8                  80                 N/A               25.8%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            12.07                  22   $             271               1.30%               12.2%
12/31/2016                    10.76                  17                 184               1.30%               17.2%
12/31/2015                     9.18                  14                 131               1.30%               -4.9%
12/31/2014                     9.66                  22                 215               1.30%                7.0%
12/31/2013                     9.02                  21                 190               1.30%               24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.7%
    2016        0.9%
    2015        1.1%
    2014        3.4%
    2013        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
   NEUBERGER BERMAN AMT MID CAP GROWTH PORTFOLIO SERVICE CLASS - 641222856

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,018,905   $       930,961           39,535
                                                       ===============  ===============
Receivables: investments sold                      0
Payables: investments purchased                  (63)
                                     ----------------
Net assets                           $     1,018,842
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band A                              $       45,565            2,662  $        17.12
Band B                                     973,277           63,637           15.29
                                    --------------  ---------------
 Total                              $    1,018,842           66,299
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $              0
Mortality & expense charges and administrative fees (Band B)                         (12,562)
                                                                            -----------------
Net investment income (loss)                                                         (12,562)
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              17,420
Realized gain distributions                                                           21,286
Net change in unrealized appreciation (depreciation)                                 187,670
                                                                            -----------------
Net gain (loss)                                                                      226,376
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        213,814
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (12,562)  $        (12,212)
Net realized gain (loss)                                           17,420            (68,240)
Realized gain distributions                                        21,286             49,227
Net change in unrealized appreciation (depreciation)              187,670             50,851
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 213,814             19,626
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          151,299            130,209
Cost of units redeemed                                           (325,902)          (417,375)
Account charges                                                    (3,977)            (4,876)
                                                         -----------------  -----------------
Increase (decrease)                                              (178,580)          (292,042)
                                                         -----------------  -----------------
Net increase (decrease)                                            35,234           (272,416)
Net assets, beginning                                             983,608          1,256,024
                                                         -----------------  -----------------
Net assets, ending                                       $      1,018,842   $        983,608
                                                         =================  =================

Units sold                                                         16,726             10,816
Units redeemed                                                    (28,765)           (35,151)
                                                         -----------------  -----------------
Net increase (decrease)                                           (12,039)           (24,335)
Units outstanding, beginning                                       78,338            102,673
                                                         -----------------  -----------------
Units outstanding, ending                                          66,299             78,338
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      2,127,145
Cost of units redeemed                                                             (1,485,021)
Account charges                                                                       (21,454)
Net investment income (loss)                                                          (56,453)
Net realized gain (loss)                                                                  779
Realized gain distributions                                                           365,902
Net change in unrealized appreciation (depreciation)                                   87,944
                                                                             -----------------
Net assets                                                                   $      1,018,842
                                                                             =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            17.12                   3   $              46                 N/A               24.6%
12/31/2016                    13.74                   7                  97                 N/A                4.2%
12/31/2015                    13.19                  13                 168                 N/A                1.0%
12/31/2014                    13.06                   1                  18                 N/A                7.3%
12/31/2013                    12.17                   1                  12                 N/A               32.3%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            15.29                  64   $             973               1.30%               23.0%
12/31/2016                    12.44                  71                 887               1.30%                2.8%
12/31/2015                    12.10                  90               1,088               1.30%               -0.3%
12/31/2014                    12.14                  43                 519               1.30%                5.9%
12/31/2013                    11.46                  56                 636               1.30%               30.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
   NEUBERGER BERMAN MID CAP INTRINSIC VALUE PORTFOLIO I CLASS - 641222708

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       753,061  $        572,171           38,476
                                                      ================  ===============
Receivables: investments sold                    311
Payables: investments purchased                    0
                                     ---------------
Net assets                           $       753,372
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $       163,964           7,569  $        21.66
Band B                                     589,408          32,791           17.97
                                   ---------------  --------------
 Total                             $       753,372          40,360
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          7,098
Mortality & expense charges and administrative fees (Band B)                          (8,868)
                                                                            -----------------
Net investment income (loss)                                                          (1,770)
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              61,250
Realized gain distributions                                                                0
Net change in unrealized appreciation (depreciation)                                  66,719
                                                                            -----------------
Net gain (loss)                                                                      127,969
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        126,199
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (1,770)  $         (3,543)
Net realized gain (loss)                                           61,250             23,093
Realized gain distributions                                             0             62,522
Net change in unrealized appreciation (depreciation)               66,719             30,041
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 126,199            112,113
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           23,905             67,673
Cost of units redeemed                                           (285,582)          (294,989)
Account charges                                                    (3,649)            (3,625)
                                                         -----------------  -----------------
Increase (decrease)                                              (265,326)          (230,941)
                                                         -----------------  -----------------
Net increase (decrease)                                          (139,127)          (118,828)
Net assets, beginning                                             892,499          1,011,327
                                                         -----------------  -----------------
Net assets, ending                                       $        753,372   $        892,499
                                                         =================  =================

Units sold                                                          1,305              4,776
Units redeemed                                                    (16,107)           (21,994)
                                                         -----------------  -----------------
Net increase (decrease)                                           (14,802)           (17,218)
Units outstanding, beginning                                       55,162             72,380
                                                         -----------------  -----------------
Units outstanding, ending                                          40,360             55,162
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     22,770,521
Cost of units redeemed                                                           (25,257,138)
Account charges                                                                     (326,939)
Net investment income (loss)                                                        (253,169)
Net realized gain (loss)                                                           1,921,550
Realized gain distributions                                                        1,717,657
Net change in unrealized appreciation (depreciation)                                 180,890
                                                                            -----------------
Net assets                                                                  $        753,372
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            21.66                   8   $             164                 N/A               16.7%
12/31/2016                    18.56                  11                 201                 N/A               16.2%
12/31/2015                    15.97                  11                 180                 N/A               -8.3%
12/31/2014                    17.43                  14                 239                 N/A               13.8%
12/31/2013                    15.31                  18                 269                 N/A               37.1%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            17.97                  33   $             589               1.30%               15.2%
12/31/2016                    15.60                  44                 691               1.30%               14.7%
12/31/2015                    13.60                  61                 831               1.30%               -9.5%
12/31/2014                    15.03                  67               1,008               1.30%               12.4%
12/31/2013                    13.38                  77               1,032               1.30%               35.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        0.6%
    2015        0.8%
    2014        1.0%
    2013        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
     NEUBERGER BERMAN SHORT DURATION BOND PORTFOLIO I CLASS - 007575301

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       882,640  $        891,220           84,410
                                                      ================  ===============
Receivables: investments sold                    293
Payables: investments purchased                    0
                                     ---------------
Net assets                           $       882,933
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $       115,142          18,202  $         6.33
Band B                                     767,791         146,860            5.23
                                   ---------------  --------------
 Total                             $       882,933         165,062
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         12,881
Mortality & expense charges and administrative fees (Band B)                          (10,983)
                                                                             -----------------
Net investment income (loss)                                                            1,898
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                  589
Realized gain distributions                                                                 0
Net change in unrealized appreciation (depreciation)                                   (4,209)
                                                                             -----------------
Net gain (loss)                                                                        (3,620)
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         (1,722)
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,898   $           (402)
Net realized gain (loss)                                              589            (30,147)
Realized gain distributions                                             0                  0
Net change in unrealized appreciation (depreciation)               (4,209)            31,248
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  (1,722)               699
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           24,150          1,151,550
Cost of units redeemed                                           (269,499)          (795,977)
Account charges                                                    (3,680)            (5,477)
                                                         -----------------  -----------------
Increase (decrease)                                              (249,029)           350,096
                                                         -----------------  -----------------
Net increase (decrease)                                          (250,751)           350,795
Net assets, beginning                                           1,133,684            782,889
                                                         -----------------  -----------------
Net assets, ending                                       $        882,933   $      1,133,684
                                                         =================  =================

Units sold                                                          4,613            219,359
Units redeemed                                                    (51,389)          (152,413)
                                                         -----------------  -----------------
Net increase (decrease)                                           (46,776)            66,946
Units outstanding, beginning                                      211,838            144,892
                                                         -----------------  -----------------
Units outstanding, ending                                         165,062            211,838
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      97,566,976
Cost of units redeemed                                                            (96,313,980)
Account charges                                                                    (1,303,290)
Net investment income (loss)                                                        2,272,695
Net realized gain (loss)                                                           (1,330,888)
Realized gain distributions                                                                 0
Net change in unrealized appreciation (depreciation)                                   (8,580)
                                                                            ------------------
Net assets                                                                  $         882,933
                                                                            ==================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             6.33                  18   $             115                 N/A                0.9%
12/31/2016                     6.27                  21                 133                 N/A                1.2%
12/31/2015                     6.19                  23                 143                 N/A                0.2%
12/31/2014                     6.18                  51                 318                 N/A                0.6%
12/31/2013                     6.15                  59                 365                 N/A                0.6%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             5.23                 147   $             768               1.30%               -0.4%
12/31/2016                     5.25                 191               1,001               1.30%               -0.1%
12/31/2015                     5.25                 122                 640               1.30%               -1.1%
12/31/2014                     5.31                 155                 822               1.30%               -0.7%
12/31/2013                     5.35                 193               1,032               1.30%               -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.3%
    2016        1.7%
    2015        1.3%
    2014        1.6%
    2013        2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
               PIONEER BOND VCT PORTFOLIO I CLASS - 724027180

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     21,629,179  $    21,499,479        1,959,362
                                                       ===============  ===============
Receivables: investments sold                   2,193
Payables: investments purchased                     0
                                     ----------------
Net assets                           $     21,631,372
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band A                              $    2,833,883          544,120  $         5.21
Band B                                  18,797,489        3,659,159            5.14
                                    --------------  ---------------
 Total                              $   21,631,372        4,203,279
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        576,635
Mortality & expense charges and administrative fees (Band B)                        (223,982)
                                                                            -----------------
Net investment income (loss)                                                         352,653
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              43,045
Realized gain distributions                                                           80,733
Net change in unrealized appreciation (depreciation)                                  64,398
                                                                            -----------------
Net gain (loss)                                                                      188,176
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        540,829
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        352,653   $         14,849
Net realized gain (loss)                                           43,045               (276)
Realized gain distributions                                        80,733                  0
Net change in unrealized appreciation (depreciation)               64,398             65,302
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 540,829             79,875
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        7,881,589         18,022,584
Cost of units redeemed                                         (4,574,794)          (184,409)
Account charges                                                  (127,433)            (6,869)
                                                         -----------------  -----------------
Increase (decrease)                                             3,179,362         17,831,306
                                                         -----------------  -----------------
Net increase (decrease)                                         3,720,191         17,911,181
Net assets, beginning                                          17,911,181                  0
                                                         -----------------  -----------------
Net assets, ending                                       $     21,631,372   $     17,911,181
                                                         =================  =================

Units sold                                                      1,576,277          3,618,026
Units redeemed                                                   (952,099)           (38,925)
                                                         -----------------  -----------------
Net increase (decrease)                                           624,178          3,579,101
Units outstanding, beginning                                    3,579,101                  0
                                                         -----------------  -----------------
Units outstanding, ending                                       4,203,279          3,579,101
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     25,904,173
Cost of units redeemed                                                            (4,759,203)
Account charges                                                                     (134,302)
Net investment income (loss)                                                         367,502
Net realized gain (loss)                                                              42,769
Realized gain distributions                                                           80,733
Net change in unrealized appreciation (depreciation)                                 129,700
                                                                            -----------------
Net assets                                                                  $     21,631,372
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             5.21                 544   $           2,834                 N/A                4.0%
12/31/2016                     5.01                 602               3,017                 N/A                0.0%
12/31/2015                     5.00                   0                   0                 N/A                0.0%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             5.14               3,659   $          18,797               1.30%                2.7%
12/31/2016                     5.00               2,977              14,894               1.30%                0.0%
12/31/2015                     5.00                   0                   0               0.00%                0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.9%
    2016        0.3%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
           PIONEER EQUITY INCOME VCT PORTFOLIO I CLASS - 724027404

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    24,406,413  $     23,575,688          751,211
                                                      ================  ===============
Receivables: investments sold                    465
Payables: investments purchased                    0
                                     ---------------
Net assets                           $    24,406,878
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band A                              $    5,168,372          894,222  $         5.78
Band B                                  19,238,506        3,374,651            5.70
                                    --------------  ---------------
 Total                              $   24,406,878        4,268,873
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $        410,517
Mortality & expense charges and administrative fees (Band B)                         (240,351)
                                                                             -----------------
Net investment income (loss)                                                          170,166
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                4,632
Realized gain distributions                                                         1,986,446
Net change in unrealized appreciation (depreciation)                                1,020,722
                                                                             -----------------
Net gain (loss)                                                                     3,011,800
                                                                             -----------------

Increase (decrease) in net assets from operations                            $      3,181,966
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        170,166   $         75,706
Net realized gain (loss)                                            4,632               (615)
Realized gain distributions                                     1,986,446                  0
Net change in unrealized appreciation (depreciation)            1,020,722           (189,997)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               3,181,966           (114,906)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,094,562         24,309,678
Cost of units redeemed                                         (4,443,471)          (462,518)
Account charges                                                  (148,931)            (9,502)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,497,840)        23,837,658
                                                         -----------------  -----------------
Net increase (decrease)                                           684,126         23,722,752
Net assets, beginning                                          23,722,752                  0
                                                         -----------------  -----------------
Net assets, ending                                       $     24,406,878   $     23,722,752
                                                         =================  =================

Units sold                                                        430,704          4,842,338
Units redeemed                                                   (903,608)          (100,561)
                                                         -----------------  -----------------
Net increase (decrease)                                          (472,904)         4,741,777
Units outstanding, beginning                                    4,741,777                  0
                                                         -----------------  -----------------
Units outstanding, ending                                       4,268,873          4,741,777
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $     26,404,240
Cost of units redeemed                                                             (4,905,989)
Account charges                                                                      (158,433)
Net investment income (loss)                                                          245,872
Net realized gain (loss)                                                                4,017
Realized gain distributions                                                         1,986,446
Net change in unrealized appreciation (depreciation)                                  830,725
                                                                             -----------------
Net assets                                                                   $     24,406,878
                                                                             =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             5.78                 894   $           5,168                 N/A               15.5%
12/31/2016                     5.01               1,081               5,414                 N/A                0.0%
12/31/2015                     5.00                   0                   0                 N/A                0.0%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             5.70               3,375   $          19,239               1.30%               14.0%
12/31/2016                     5.00               3,660              18,309               1.30%                0.0%
12/31/2015                     5.00                   0                   0               0.00%                0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.7%
    2016        0.8%
    2015        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
               PIONEER FUND VCT PORTFOLIO I CLASS - 724027875

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     1,252,725   $     1,446,271           68,431
                                                       ===============  ===============
Receivables: investments sold                      0
Payables: investments purchased               (1,120)
                                     ----------------
Net assets                           $     1,251,605
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band A                              $      616,762          59,089  $         10.44
Band B                                     634,843          44,350            14.31
                                    --------------  --------------
 Total                              $    1,251,605         103,439
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         14,735
Mortality & expense charges and administrative fees (Band B)                           (9,018)
                                                                             -----------------
Net investment income (loss)                                                            5,717
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              (83,530)
Realized gain distributions                                                           178,939
Net change in unrealized appreciation (depreciation)                                  141,637
                                                                             -----------------
Net gain (loss)                                                                       237,046
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        242,763
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          5,717   $          7,709
Net realized gain (loss)                                          (83,530)           (71,750)
Realized gain distributions                                       178,939            227,467
Net change in unrealized appreciation (depreciation)              141,637            (54,946)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 242,763            108,480
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           29,041             51,309
Cost of units redeemed                                           (351,360)          (200,380)
Account charges                                                    (8,925)            (8,134)
                                                         -----------------  -----------------
Increase (decrease)                                              (331,244)          (157,205)
                                                         -----------------  -----------------
Net increase (decrease)                                           (88,481)           (48,725)
Net assets, beginning                                           1,340,086          1,388,811
                                                         -----------------  -----------------
Net assets, ending                                       $      1,251,605   $      1,340,086
                                                         =================  =================

Units sold                                                          2,662              6,049
Units redeemed                                                    (31,191)           (21,126)
                                                         -----------------  -----------------
Net increase (decrease)                                           (28,529)           (15,077)
Units outstanding, beginning                                      131,968            147,045
                                                         -----------------  -----------------
Units outstanding, ending                                         103,439            131,968
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    103,660,523
Cost of units redeemed                                                          (109,393,292)
Account charges                                                                   (2,787,681)
Net investment income (loss)                                                         987,370
Net realized gain (loss)                                                            (891,897)
Realized gain distributions                                                        9,870,128
Net change in unrealized appreciation (depreciation)                                (193,546)
                                                                            -----------------
Net assets                                                                  $      1,251,605
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            10.44                  59   $             617                 N/A               21.7%
12/31/2016                     8.58                  70                 596                 N/A                9.8%
12/31/2015                     7.81                  71                 558                 N/A               -0.1%
12/31/2014                     7.81                  74                 576                 N/A               11.0%
12/31/2013                     7.04                 178               1,253                 N/A               33.3%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            14.31                  44   $             635               1.30%               20.2%
12/31/2016                    11.91                  62                 744               1.30%                8.4%
12/31/2015                    10.99                  76                 831               1.30%               -1.4%
12/31/2014                    11.14                 104               1,158               1.30%                9.6%
12/31/2013                    10.17               2,818              28,646               1.30%               31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.1%
    2016        1.3%
    2015        1.1%
    2014        1.1%
    2013        1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
       PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO I CLASS - 724027230

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     2,134,615   $     1,742,793           70,578
                                                       ===============  ===============
Receivables: investments sold                      0
Payables: investments purchased               (1,031)
                                     ----------------
Net assets                           $     2,133,584
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band A                              $    1,014,840          53,048  $         19.13
Band B                                   1,118,744          57,287            19.53
                                    --------------  --------------
 Total                              $    2,133,584         110,335
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $          1,612
Mortality & expense charges and administrative fees (Band B)                         (14,139)
                                                                            -----------------
Net investment income (loss)                                                         (12,527)
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              24,849
Realized gain distributions                                                           25,742
Net change in unrealized appreciation (depreciation)                                 486,232
                                                                            -----------------
Net gain (loss)                                                                      536,823
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        524,296
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (12,527)  $        (14,256)
Net realized gain (loss)                                           24,849             (7,253)
Realized gain distributions                                        25,742            271,468
Net change in unrealized appreciation (depreciation)              486,232           (189,289)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 524,296             60,670
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           24,139            207,004
Cost of units redeemed                                           (451,849)          (339,750)
Account charges                                                   (17,367)           (17,304)
                                                         -----------------  -----------------
Increase (decrease)                                              (445,077)          (150,050)
                                                         -----------------  -----------------
Net increase (decrease)                                            79,219            (89,380)
Net assets, beginning                                           2,054,365          2,143,745
                                                         -----------------  -----------------
Net assets, ending                                       $      2,133,584   $      2,054,365
                                                         =================  =================

Units sold                                                          1,521             14,843
Units redeemed                                                    (28,342)           (25,073)
                                                         -----------------  -----------------
Net increase (decrease)                                           (26,821)           (10,230)
Units outstanding, beginning                                      137,156            147,386
                                                         -----------------  -----------------
Units outstanding, ending                                         110,335            137,156
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     17,369,696
Cost of units redeemed                                                           (19,006,991)
Account charges                                                                     (766,742)
Net investment income (loss)                                                        (285,498)
Net realized gain (loss)                                                           1,678,353
Realized gain distributions                                                        2,752,944
Net change in unrealized appreciation (depreciation)                                 391,822
                                                                            -----------------
Net assets                                                                  $      2,133,584
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            19.13                  53   $           1,015                 N/A               30.0%
12/31/2016                    14.71                  65                 950                 N/A                3.7%
12/31/2015                    14.18                  68                 969                 N/A                1.6%
12/31/2014                    13.96                  80               1,115                 N/A                9.4%
12/31/2013                    12.75                  88               1,125                 N/A               42.5%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            19.53                  57   $           1,119               1.30%               28.4%
12/31/2016                    15.21                  73               1,104               1.30%                2.4%
12/31/2015                    14.86                  79               1,174               1.30%                0.3%
12/31/2014                    14.81                  87               1,295               1.30%                8.0%
12/31/2013                    13.71                 111               1,527               1.30%               40.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.1%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
          PIONEER EQUITY INCOME VCT PORTFOLIO II CLASS - 724027826

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       369,646   $       342,194           11,303
                                                       ===============  ===============
Receivables: investments sold                      0
Payables: investments purchased                  (14)
                                     ----------------
Net assets                           $       369,632
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $        67,545           3,947  $        17.11
Band B                                     302,087          19,755           15.29
                                   ---------------  --------------
 Total                             $       369,632          23,702
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          5,674
Mortality & expense charges and administrative fees (Band B)                           (3,688)
                                                                             -----------------
Net investment income (loss)                                                            1,986
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                8,442
Realized gain distributions                                                            32,979
Net change in unrealized appreciation (depreciation)                                    8,217
                                                                             -----------------
Net gain (loss)                                                                        49,638
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         51,624
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          1,986   $          2,203
Net realized gain (loss)                                            8,442              7,671
Realized gain distributions                                        32,979             13,814
Net change in unrealized appreciation (depreciation)                8,217             19,256
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  51,624             42,944
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           62,572            339,009
Cost of units redeemed                                            (90,331)           (92,956)
Account charges                                                    (1,804)            (1,217)
                                                         -----------------  -----------------
Increase (decrease)                                               (29,563)           244,836
                                                         -----------------  -----------------
Net increase (decrease)                                            22,061            287,780
Net assets, beginning                                             347,571             59,791
                                                         -----------------  -----------------
Net assets, ending                                       $        369,632   $        347,571
                                                         =================  =================

Units sold                                                          4,512             37,444
Units redeemed                                                     (5,948)           (17,464)
                                                         -----------------  -----------------
Net increase (decrease)                                            (1,436)            19,980
Units outstanding, beginning                                       25,138              5,158
                                                         -----------------  -----------------
Units outstanding, ending                                          23,702             25,138
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $        619,221
Cost of units redeemed                                                              (389,983)
Account charges                                                                       (5,136)
Net investment income (loss)                                                          11,014
Net realized gain (loss)                                                              53,979
Realized gain distributions                                                           53,085
Net change in unrealized appreciation (depreciation)                                  27,452
                                                                            -----------------
Net assets                                                                  $        369,632
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            17.11                   4   $              68                 N/A               15.2%
12/31/2016                    14.86                   7                 100                 N/A               19.5%
12/31/2015                    12.43                   1                  12                 N/A                0.2%
12/31/2014                    12.40                   1                  10                 N/A               12.8%
12/31/2013                    11.00                   0                   4                 N/A               28.8%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            15.29                  20   $             302               1.30%               13.7%
12/31/2016                    13.45                  18                 248               1.30%               18.0%
12/31/2015                    11.40                   4                  48               1.30%               -1.1%
12/31/2014                    11.52                  13                 154               1.30%               11.3%
12/31/2013                    10.35                  13                 139               1.30%               27.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.6%
    2016        2.3%
    2015        2.2%
    2014        2.7%
    2013        2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
        ROYCE CAPITAL SMALL-CAP PORTFOLIO INVESTOR CLASS - 78080T105

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        599,350  $       653,040           68,576
                                                       ===============  ===============
Receivables: investments sold                   2,754
Payables: investments purchased                     0
                                     ----------------
Net assets                           $        602,104
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $        19,011           1,934  $         9.83
Band B                                     583,093          67,263            8.67
                                   ---------------  --------------
 Total                             $       602,104          69,197
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          5,429
Mortality & expense charges and administrative fees (Band B)                           (7,899)
                                                                             -----------------
Net investment income (loss)                                                           (2,470)
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              (25,370)
Realized gain distributions                                                                 0
Net change in unrealized appreciation (depreciation)                                   53,633
                                                                             -----------------
Net gain (loss)                                                                        28,263
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         25,793
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         (2,470)  $          2,614
Net realized gain (loss)                                          (25,370)           (34,751)
Realized gain distributions                                             0            101,088
Net change in unrealized appreciation (depreciation)               53,633             38,009
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                  25,793            106,960
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           79,623             78,090
Cost of units redeemed                                           (128,814)          (142,971)
Account charges                                                    (1,804)            (1,931)
                                                         -----------------  -----------------
Increase (decrease)                                               (50,995)           (66,812)
                                                         -----------------  -----------------
Net increase (decrease)                                           (25,202)            40,148
Net assets, beginning                                             627,306            587,158
                                                         -----------------  -----------------
Net assets, ending                                       $        602,104   $        627,306
                                                         =================  =================

Units sold                                                         17,126             10,996
Units redeemed                                                    (22,963)           (19,830)
                                                         -----------------  -----------------
Net increase (decrease)                                            (5,837)            (8,834)
Units outstanding, beginning                                       75,034             83,868
                                                         -----------------  -----------------
Units outstanding, ending                                          69,197             75,034
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      1,398,935
Cost of units redeemed                                                            (1,141,158)
Account charges                                                                      (18,170)
Net investment income (loss)                                                         (27,353)
Net realized gain (loss)                                                              63,083
Realized gain distributions                                                          380,457
Net change in unrealized appreciation (depreciation)                                 (53,690)
                                                                            -----------------
Net assets                                                                  $        602,104
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             9.83                   2   $              19                 N/A                5.4%
12/31/2016                     9.33                   2                  19                 N/A               21.0%
12/31/2015                     7.71                   2                  19                 N/A              -11.8%
12/31/2014                     8.74                   2                  20                 N/A                3.2%
12/31/2013                     8.47                   2                  19                 N/A               34.8%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             8.67                  67   $             583               1.30%                4.0%
12/31/2016                     8.33                  73                 609               1.30%               19.4%
12/31/2015                     6.98                  81                 568               1.30%              -12.9%
12/31/2014                     8.02                  81                 648               1.30%                1.9%
12/31/2013                     7.87                  87                 688               1.30%               33.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.9%
    2016        1.7%
    2015        0.8%
    2014        0.1%
    2013        1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - 77954T506

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    46,837,290  $     26,917,955        1,501,759
                                                      ================  ===============
Receivables: investments sold                 47,660
Payables: investments purchased                    0
                                     ---------------
Net assets                           $    46,884,950
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band A                              $    2,460,424          130,504  $        18.85
Band B                                  44,424,526        2,778,125           15.99
                                    --------------  ---------------
 Total                              $   46,884,950        2,908,629
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $              0
Mortality & expense charges and administrative fees (Band B)                        (559,854)
                                                                            -----------------
Net investment income (loss)                                                        (559,854)
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                           3,810,578
Realized gain distributions                                                          537,509
Net change in unrealized appreciation (depreciation)                               9,669,048
                                                                            -----------------
Net gain (loss)                                                                   14,017,135
                                                                            -----------------

Increase (decrease) in net assets from operations                           $     13,457,281
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (559,854)  $       (543,403)
Net realized gain (loss)                                        3,810,578          2,176,346
Realized gain distributions                                       537,509                  0
Net change in unrealized appreciation (depreciation)            9,669,048         (2,156,994)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations              13,457,281           (524,051)
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,728,518          2,972,405
Cost of units redeemed                                        (12,245,926)        (9,888,229)
Account charges                                                  (257,007)          (255,741)
                                                         -----------------  -----------------
Increase (decrease)                                            (8,774,415)        (7,171,565)
                                                         -----------------  -----------------
Net increase (decrease)                                         4,682,866         (7,695,616)
Net assets, beginning                                          42,202,084         49,897,700
                                                         -----------------  -----------------
Net assets, ending                                       $     46,884,950   $     42,202,084
                                                         =================  =================

Units sold                                                        284,339            304,964
Units redeemed                                                   (897,244)          (931,569)
                                                         -----------------  -----------------
Net increase (decrease)                                          (612,905)          (626,605)
Units outstanding, beginning                                    3,521,534          4,148,139
                                                         -----------------  -----------------
Units outstanding, ending                                       2,908,629          3,521,534
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $     77,593,165
Cost of units redeemed                                                          (68,662,384)
Account charges                                                                  (1,997,493)
Net investment income (loss)                                                     (3,526,492)
Net realized gain (loss)                                                         23,021,310
Realized gain distributions                                                         537,509
Net change in unrealized appreciation (depreciation)                             19,919,335
                                                                           -----------------
Net assets                                                                 $     46,884,950
                                                                           =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            18.85                 131   $           2,460                 N/A               36.2%
12/31/2016                    13.85                 158               2,186                 N/A                0.8%
12/31/2015                    13.74                 165               2,261                 N/A               11.1%
12/31/2014                    12.37                 161               1,994                 N/A                9.2%
12/31/2013                    11.33                  88                 998                 N/A               41.2%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            15.99               2,778   $          44,425               1.30%               34.4%
12/31/2016                    11.90               3,364              40,016               1.30%               -0.5%
12/31/2015                    11.96               3,984              47,636               1.30%                9.6%
12/31/2014                    10.91               5,130              55,960               1.30%                7.8%
12/31/2013                    10.12               2,799              28,337               1.30%               39.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             T. ROWE PRICE MID-CAP GROWTH PORTFOLIO - 77954T407

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $     5,290,456  $      4,658,007          187,278
                                                      ================  ===============
Receivables: investments sold                    186
Payables: investments purchased                    0
                                     ---------------
Net assets                           $     5,290,642
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band A                              $    1,939,681          75,754  $         25.61
Band B                                   3,350,961         125,251            26.75
                                    --------------  --------------
 Total                              $    5,290,642         201,005
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $             0
Mortality & expense charges and administrative fees (Band B)                        (44,282)
                                                                            ----------------
Net investment income (loss)                                                        (44,282)
                                                                            ----------------
Gain (loss) on investments:
Net realized gain (loss)                                                            174,022
Realized gain distributions                                                         609,002
Net change in unrealized appreciation (depreciation)                                385,773
                                                                            ----------------
Net gain (loss)                                                                   1,168,797
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,124,515
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (44,282)  $        (44,211)
Net realized gain (loss)                                          174,022            175,225
Realized gain distributions                                       609,002            320,995
Net change in unrealized appreciation (depreciation)              385,773           (201,142)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,124,515            250,867
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          351,033            931,431
Cost of units redeemed                                         (1,098,260)        (1,949,272)
Account charges                                                   (41,363)           (41,002)
                                                         -----------------  -----------------
Increase (decrease)                                              (788,590)        (1,058,843)
                                                         -----------------  -----------------
Net increase (decrease)                                           335,925           (807,976)
Net assets, beginning                                           4,954,717          5,762,693
                                                         -----------------  -----------------
Net assets, ending                                       $      5,290,642   $      4,954,717
                                                         =================  =================

Units sold                                                         15,769             47,542
Units redeemed                                                    (47,543)           (99,682)
                                                         -----------------  -----------------
Net increase (decrease)                                           (31,774)           (52,140)
Units outstanding, beginning                                      232,779            284,919
                                                         -----------------  -----------------
Units outstanding, ending                                         201,005            232,779
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     61,147,381
Cost of units redeemed                                                           (70,511,738)
Account charges                                                                   (1,558,049)
Net investment income (loss)                                                      (1,313,165)
Net realized gain (loss)                                                           5,792,464
Realized gain distributions                                                       11,101,300
Net change in unrealized appreciation (depreciation)                                 632,449
                                                                            -----------------
Net assets                                                                  $      5,290,642
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            25.61                  76   $           1,940                 N/A               24.8%
12/31/2016                    20.52                  85               1,737                 N/A                6.3%
12/31/2015                    19.31                  99               1,905                 N/A                6.6%
12/31/2014                    18.12                 120               2,177                 N/A               13.1%
12/31/2013                    16.02                 140               2,243                 N/A               36.7%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            26.75                 125   $           3,351               1.30%               23.2%
12/31/2016                    21.72                 148               3,218               1.30%                4.9%
12/31/2015                    20.71                 186               3,858               1.30%                5.2%
12/31/2014                    19.69                 185               3,641               1.30%               11.7%
12/31/2013                    17.63                 255               4,495               1.30%               34.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.0%
    2016        0.0%
    2015        0.0%
    2014        0.0%
    2013        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO - 77954R104

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      2,226,757  $     2,277,023          462,384
                                                       ===============  ===============
Receivables: investments sold                   1,941
Payables: investments purchased                     0
                                     ----------------
Net assets                           $      2,228,698
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band A                              $      619,076          69,613  $          8.89
Band B                                   1,609,622         271,743             5.92
                                    --------------  --------------
 Total                              $    2,228,698         341,356
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                               $         35,193
Mortality & expense charges and administrative fees (Band B)                           (22,572)
                                                                              -----------------
Net investment income (loss)                                                            12,621
                                                                              -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                (9,892)
Realized gain distributions                                                                  0
Net change in unrealized appreciation (depreciation)                                       916
                                                                              -----------------
Net gain (loss)                                                                         (8,976)
                                                                              -----------------

Increase (decrease) in net assets from operations                             $          3,645
                                                                              =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED       PERIOD ENDED
                                                            DECEMBER 31,       DECEMBER 31,
                                                                2017*              2016*
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $         12,621   $          11,859
Net realized gain (loss)                                            (9,892)             (7,038)
Realized gain distributions                                              0                   0
Net change in unrealized appreciation (depreciation)                   916               8,323
                                                          -----------------  ------------------
Increase (decrease) in net assets from operations                    3,645              13,144
                                                          -----------------  ------------------

Contract owner transactions:
Proceeds from units sold                                           215,441             149,428
Cost of units redeemed                                            (610,634)           (464,212)
Account charges                                                    (15,233)            (18,492)
                                                          -----------------  ------------------
Increase (decrease)                                               (410,426)           (333,276)
                                                          -----------------  ------------------
Net increase (decrease)                                           (406,781)           (320,132)
Net assets, beginning                                            2,635,479           2,955,611
                                                          -----------------  ------------------
Net assets, ending                                        $      2,228,698   $       2,635,479
                                                          =================  ==================

Units sold                                                          36,710              25,189
Units redeemed                                                     (97,407)            (78,249)
                                                          -----------------  ------------------
Net increase (decrease)                                            (60,697)            (53,060)
Units outstanding, beginning                                       402,053             455,113
                                                          -----------------  ------------------
Units outstanding, ending                                          341,356             402,053
                                                          =================  ==================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    154,365,157
Cost of units redeemed                                                          (154,450,054)
Account charges                                                                   (3,628,490)
Net investment income (loss)                                                       5,936,518
Net realized gain (loss)                                                            (603,640)
Realized gain distributions                                                          659,473
Net change in unrealized appreciation (depreciation)                                 (50,266)
                                                                            -----------------
Net assets                                                                  $      2,228,698
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             8.89                  70   $             619                 N/A                1.1%
12/31/2016                     8.80                  87                 763                 N/A                1.4%
12/31/2015                     8.68                  93                 805                 N/A                0.3%
12/31/2014                     8.65                 127               1,103                 N/A                0.6%
12/31/2013                     8.60                 318               2,733                 N/A                0.1%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             5.92                 272   $           1,610               1.30%               -0.2%
12/31/2016                     5.94                 315               1,873               1.30%                0.1%
12/31/2015                     5.93                 362               2,150               1.30%               -1.0%
12/31/2014                     5.99                 434               2,599               1.30%               -0.7%
12/31/2013                     6.03               9,219              55,619               1.30%               -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        1.3%
    2015        1.1%
    2014        1.2%
    2013        1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
              T. ROWE PRICE EQUITY INCOME PORTFOLIO - 77954T100

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    10,639,928  $      9,126,818          363,521
                                                      ================  ===============
Receivables: investments sold                    373
Payables: investments purchased                    0
                                     ---------------
Net assets                           $    10,640,301
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $     4,285,306         257,707  $        16.63
Band B                                   6,354,995         435,577           14.59
                                   ---------------  --------------
 Total                             $    10,640,301         693,284
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $       180,084
Mortality & expense charges and administrative fees (Band B)                        (79,951)
                                                                            ----------------
Net investment income (loss)                                                        100,133
                                                                            ----------------
Gain (loss) on investments:
Net realized gain (loss)                                                            325,389
Realized gain distributions                                                       1,001,258
Net change in unrealized appreciation (depreciation)                                 41,732
                                                                            ----------------
Net gain (loss)                                                                   1,368,379
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,468,512
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        100,133   $        149,798
Net realized gain (loss)                                          325,389            204,249
Realized gain distributions                                     1,001,258            948,194
Net change in unrealized appreciation (depreciation)               41,732            296,239
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,468,512          1,598,480
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          632,900            641,343
Cost of units redeemed                                         (1,625,056)        (1,263,161)
Account charges                                                   (77,321)           (74,062)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,069,477)          (695,880)
                                                         -----------------  -----------------
Net increase (decrease)                                           399,035            902,600
Net assets, beginning                                          10,241,266          9,338,666
                                                         -----------------  -----------------
Net assets, ending                                       $     10,640,301   $     10,241,266
                                                         =================  =================

Units sold                                                         49,381             61,087
Units redeemed                                                   (123,262)          (119,546)
                                                         -----------------  -----------------
Net increase (decrease)                                           (73,881)           (58,459)
Units outstanding, beginning                                      767,165            825,624
                                                         -----------------  -----------------
Units outstanding, ending                                         693,284            767,165
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     78,398,940
Cost of units redeemed                                                           (85,668,557)
Account charges                                                                   (3,297,782)
Net investment income (loss)                                                       4,008,157
Net realized gain (loss)                                                           6,869,917
Realized gain distributions                                                        8,816,516
Net change in unrealized appreciation (depreciation)                               1,513,110
                                                                            -----------------
Net assets                                                                  $     10,640,301
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            16.63                 258   $           4,285                 N/A               16.0%
12/31/2016                    14.33                 294               4,212                 N/A               19.2%
12/31/2015                    12.03                 332               3,993                 N/A               -6.9%
12/31/2014                    12.91                 395               5,106                 N/A                7.4%
12/31/2013                    12.03                 451               5,427                 N/A               29.7%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            14.59                 436   $           6,355               1.30%               14.5%
12/31/2016                    12.74                 473               6,029               1.30%               17.6%
12/31/2015                    10.83                 494               5,345               1.30%               -8.1%
12/31/2014                    11.78                 562               6,623               1.30%                6.0%
12/31/2013                    11.11                 673               7,475               1.30%               28.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.7%
    2016        2.3%
    2015        1.8%
    2014        1.7%
    2013        1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE - 887432714

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $    16,558,307   $    15,995,305        1,456,178
                                                       ===============  ===============
Receivables: investments sold                      0
Payables: investments purchased               (1,562)
                                     ----------------
Net assets                           $    16,556,745
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band A                              $      989,473          110,912  $         8.92
Band B                                  15,567,272        2,057,357            7.57
                                    --------------  ---------------
 Total                              $   16,556,745        2,168,269
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         95,759
Mortality & expense charges and administrative fees (Band B)                         (209,365)
                                                                             -----------------
Net investment income (loss)                                                         (113,606)
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              (32,599)
Realized gain distributions                                                                 0
Net change in unrealized appreciation (depreciation)                                1,473,838
                                                                             -----------------
Net gain (loss)                                                                     1,441,239
                                                                             -----------------

Increase (decrease) in net assets from operations                            $      1,327,633
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (113,606)  $       (100,271)
Net realized gain (loss)                                          (32,599)           (80,870)
Realized gain distributions                                             0          1,285,997
Net change in unrealized appreciation (depreciation)            1,473,838           (246,607)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,327,633            858,249
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          352,396            399,745
Cost of units redeemed                                         (3,058,196)        (3,580,620)
Account charges                                                  (123,207)          (131,765)
                                                         -----------------  -----------------
Increase (decrease)                                            (2,829,007)        (3,312,640)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,501,374)        (2,454,391)
Net assets, beginning                                          18,058,119         20,512,510
                                                         -----------------  -----------------
Net assets, ending                                       $     16,556,745   $     18,058,119
                                                         =================  =================

Units sold                                                         55,018            132,189
Units redeemed                                                   (439,640)          (611,837)
                                                         -----------------  -----------------
Net increase (decrease)                                          (384,622)          (479,648)
Units outstanding, beginning                                    2,552,891          3,032,539
                                                         -----------------  -----------------
Units outstanding, ending                                       2,168,269          2,552,891
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    70,354,774
Cost of units redeemed                                                          (60,262,245)
Account charges                                                                  (2,961,456)
Net investment income (loss)                                                        839,166
Net realized gain (loss)                                                            320,796
Realized gain distributions                                                       7,702,708
Net change in unrealized appreciation (depreciation)                                563,002
                                                                            ----------------
Net assets                                                                  $    16,556,745
                                                                            ================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             8.92                 111   $             989                 N/A                9.3%
12/31/2016                     8.16                 138               1,125                 N/A                5.9%
12/31/2015                     7.71                 163               1,259                 N/A               -2.9%
12/31/2014                     7.94                 168               1,336                 N/A                2.6%
12/31/2013                     7.74                 162               1,252                 N/A               10.1%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             7.57               2,057   $          15,567               1.30%                7.9%
12/31/2016                     7.01               2,415              16,933               1.30%                4.5%
12/31/2015                     6.71               2,869              19,254               1.30%               -4.2%
12/31/2014                     7.00               3,503              24,522               1.30%                1.3%
12/31/2013                     6.91               4,154              28,720               1.30%                8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.6%
    2016        0.7%
    2015        1.3%
    2014        2.1%
    2013        0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
             TIMOTHY PLAN STRATEGIC GROWTH VARIABLE - 887432722

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     18,427,699  $    16,320,573        1,635,220
                                                       ===============  ===============
Receivables: investments sold                   1,240
Payables: investments purchased                     0
                                     ----------------
Net assets                           $     18,428,939
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band A                              $       69,709            7,677  $         9.08
Band B                                  18,359,230        2,383,911            7.70
                                    --------------  ---------------
 Total                              $   18,428,939        2,391,588
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        69,382
Mortality & expense charges and administrative fees (Band B)                       (232,258)
                                                                            ----------------
Net investment income (loss)                                                       (162,876)
                                                                            ----------------
Gain (loss) on investments:
Net realized gain (loss)                                                            112,425
Realized gain distributions                                                               0
Net change in unrealized appreciation (depreciation)                              1,908,755
                                                                            ----------------
Net gain (loss)                                                                   2,021,180
                                                                            ----------------

Increase (decrease) in net assets from operations                           $     1,858,304
                                                                            ================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $       (162,876)  $       (164,329)
Net realized gain (loss)                                          112,425             99,880
Realized gain distributions                                             0          1,507,683
Net change in unrealized appreciation (depreciation)            1,908,755           (684,704)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,858,304            758,530
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          193,642            368,590
Cost of units redeemed                                         (1,820,550)        (1,607,658)
Account charges                                                  (112,037)          (119,584)
                                                         -----------------  -----------------
Increase (decrease)                                            (1,738,945)        (1,358,652)
                                                         -----------------  -----------------
Net increase (decrease)                                           119,359           (600,122)
Net assets, beginning                                          18,309,580         18,909,702
                                                         -----------------  -----------------
Net assets, ending                                       $     18,428,939   $     18,309,580
                                                         =================  =================

Units sold                                                         36,383             62,635
Units redeemed                                                   (268,735)          (259,917)
                                                         -----------------  -----------------
Net increase (decrease)                                          (232,352)          (197,282)
Units outstanding, beginning                                    2,623,940          2,821,222
                                                         -----------------  -----------------
Units outstanding, ending                                       2,391,588          2,623,940
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      45,811,507
Cost of units redeemed                                                            (30,671,531)
Account charges                                                                    (1,515,235)
Net investment income (loss)                                                         (541,078)
Net realized gain (loss)                                                           (1,612,828)
Realized gain distributions                                                         4,850,978
Net change in unrealized appreciation (depreciation)                                2,107,126
                                                                            ------------------
Net assets                                                                  $      18,428,939
                                                                            ==================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             9.08                   8   $              70                 N/A               12.1%
12/31/2016                     8.10                  45                 365                 N/A                5.5%
12/31/2015                     7.68                  56                 430                 N/A               -3.7%
12/31/2014                     7.98                  72                 576                 N/A                1.6%
12/31/2013                     7.85                 132               1,033                 N/A               18.1%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             7.70               2,384   $          18,359               1.30%               10.7%
12/31/2016                     6.96               2,579              17,944               1.30%                4.1%
12/31/2015                     6.68               2,765              18,480               1.30%               -5.0%
12/31/2014                     7.03               3,107              21,848               1.30%                0.3%
12/31/2013                     7.01               2,987              20,947               1.30%               16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.4%
    2016        0.4%
    2015        1.3%
    2014        1.8%
    2013        0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
        TOPS MANAGED RISK BALANCED ETF PORTFOLIO 2 CLASS - 66537U734

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $        518,783  $       477,989           42,596
                                                       ===============  ===============
Receivables: investments sold                      50
Payables: investments purchased                     0
                                     ----------------
Net assets                           $        518,833
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $       108,411          19,179  $         5.65
Band B                                     410,422          75,751            5.42
                                   ---------------  --------------
 Total                             $       518,833          94,930
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $          7,561
Mortality & expense charges and administrative fees (Band B)                           (5,101)
                                                                             -----------------
Net investment income (loss)                                                            2,460
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                6,936
Realized gain distributions                                                               769
Net change in unrealized appreciation (depreciation)                                   38,732
                                                                             -----------------
Net gain (loss)                                                                        46,437
                                                                             -----------------

Increase (decrease) in net assets from operations                            $         48,897
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED        PERIOD ENDED
                                                           DECEMBER 31,        DECEMBER 31,
                                                               2017*               2016*
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $          2,460   $          3,009
Net realized gain (loss)                                             6,936             (5,414)
Realized gain distributions                                            769                  0
Net change in unrealized appreciation (depreciation)                38,732             32,019
                                                          -----------------  -----------------
Increase (decrease) in net assets from operations                   48,897             29,614
                                                          -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                            36,292            117,926
Cost of units redeemed                                            (125,559)           (84,395)
Account charges                                                     (4,656)            (5,256)
                                                          -----------------  -----------------
Increase (decrease)                                                (93,923)            28,275
                                                          -----------------  -----------------
Net increase (decrease)                                            (45,026)            57,889
Net assets, beginning                                              563,859            505,970
                                                          -----------------  -----------------
Net assets, ending                                        $        518,833   $        563,859
                                                          =================  =================

Units sold                                                          10,767             35,498
Units redeemed                                                     (28,237)           (29,364)
                                                          -----------------  -----------------
Net increase (decrease)                                            (17,470)             6,134
Units outstanding, beginning                                       112,400            106,266
                                                          -----------------  -----------------
Units outstanding, ending                                           94,930            112,400
                                                          =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $        726,852
Cost of units redeemed                                                               (257,288)
Account charges                                                                       (13,224)
Net investment income (loss)                                                            9,356
Net realized gain (loss)                                                                  781
Realized gain distributions                                                            11,562
Net change in unrealized appreciation (depreciation)                                   40,794
                                                                             -----------------
Net assets                                                                   $        518,833
                                                                             =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             5.65                  19   $             108                 N/A               10.6%
12/31/2016                     5.11                  40                 206                 N/A                6.2%
12/31/2015                     4.81                  38                 181                 N/A               -4.5%
12/31/2014                     5.04                  23                 118                 N/A                0.8%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             5.42                  76   $             410               1.30%                9.2%
12/31/2016                     4.96                  72                 358               1.30%                4.9%
12/31/2015                     4.73                  69                 325               1.30%               -5.7%
12/31/2014                     5.02                  10                  51               1.30%                0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        1.4%
    2015        1.7%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
         TOPS MANAGED RISK GROWTH ETF PORTFOLIO 2 CLASS - 66537U684

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $       646,932   $       579,488           51,381
                                                       ===============  ===============
Receivables: investments sold                      0
Payables: investments purchased                  (32)
                                     ----------------
Net assets                           $       646,900
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $       209,795          37,076  $         5.66
Band B                                     437,105          80,592            5.42
                                   ---------------  --------------
 Total                             $       646,900         117,668
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         10,056
Mortality & expense charges and administrative fees (Band B)                           (6,140)
                                                                             -----------------
Net investment income (loss)                                                            3,916
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                4,350
Realized gain distributions                                                                 0
Net change in unrealized appreciation (depreciation)                                   96,321
                                                                             -----------------
Net gain (loss)                                                                       100,671
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        104,587
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $          3,916   $          5,038
Net realized gain (loss)                                            4,350            (16,286)
Realized gain distributions                                             0                  0
Net change in unrealized appreciation (depreciation)               96,321             46,347
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 104,587             35,099
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           19,799            136,020
Cost of units redeemed                                           (236,922)          (178,340)
Account charges                                                    (3,830)            (3,957)
                                                         -----------------  -----------------
Increase (decrease)                                              (220,953)           (46,277)
                                                         -----------------  -----------------
Net increase (decrease)                                          (116,366)           (11,178)
Net assets, beginning                                             763,266            774,444
                                                         -----------------  -----------------
Net assets, ending                                       $        646,900   $        763,266
                                                         =================  =================

Units sold                                                          4,537             29,873
Units redeemed                                                    (48,949)           (39,878)
                                                         -----------------  -----------------
Net increase (decrease)                                           (44,412)           (10,005)
Units outstanding, beginning                                      162,080            172,085
                                                         -----------------  -----------------
Units outstanding, ending                                         117,668            162,080
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                     $      1,083,254
Cost of units redeemed                                                               (496,757)
Account charges                                                                        (9,447)
Net investment income (loss)                                                           12,985
Net realized gain (loss)                                                              (12,966)
Realized gain distributions                                                             2,387
Net change in unrealized appreciation (depreciation)                                   67,444
                                                                             -----------------
Net assets                                                                   $        646,900
                                                                             =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             5.66                  37   $             210                 N/A               17.7%
12/31/2016                     4.81                  46                 220                 N/A                5.6%
12/31/2015                     4.56                  44                 201                 N/A               -9.1%
12/31/2014                     5.01                   0                   0                 N/A                0.3%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             5.42                  81   $             437               1.30%               16.1%
12/31/2016                     4.67                 116                 543               1.30%                4.2%
12/31/2015                     4.48                 128                 573               1.30%              -10.3%
12/31/2014                     5.00                  17                  84               1.30%               -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        1.5%
    2015        1.8%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
     TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO 2 CLASS - 66537U718

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $      4,427,053  $     4,027,682          349,688
                                                       ===============  ===============
Receivables: investments sold                      13
Payables: investments purchased                     0
                                     ----------------
Net assets                           $      4,427,066
                                     ================

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                    --------------  --------------  ---------------
Band A                              $    2,985,687         522,382  $          5.72
Band B                                   1,441,379         263,104             5.48
                                    --------------  --------------
 Total                              $    4,427,066         785,486
                                    ==============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         67,831
Mortality & expense charges and administrative fees (Band B)                         (18,201)
                                                                            -----------------
Net investment income (loss)                                                          49,630
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              33,514
Realized gain distributions                                                                0
Net change in unrealized appreciation (depreciation)                                 486,417
                                                                            -----------------
Net gain (loss)                                                                      519,931
                                                                            -----------------

Increase (decrease) in net assets from operations                           $        569,561
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         49,630   $         56,464
Net realized gain (loss)                                           33,514           (111,847)
Realized gain distributions                                             0                  0
Net change in unrealized appreciation (depreciation)              486,417            288,377
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 569,561            232,994
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                           90,791          1,482,742
Cost of units redeemed                                           (945,181)        (1,205,031)
Account charges                                                   (51,027)           (50,923)
                                                         -----------------  -----------------
Increase (decrease)                                              (905,417)           226,788
                                                         -----------------  -----------------
Net increase (decrease)                                          (335,856)           459,782
Net assets, beginning                                           4,762,922          4,303,140
                                                         -----------------  -----------------
Net assets, ending                                       $      4,427,066   $      4,762,922
                                                         =================  =================

Units sold                                                         27,040            312,614
Units redeemed                                                   (198,487)          (273,359)
                                                         -----------------  -----------------
Net increase (decrease)                                          (171,447)            39,255
Units outstanding, beginning                                      956,933            917,678
                                                         -----------------  -----------------
Units outstanding, ending                                         785,486            956,933
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      6,210,128
Cost of units redeemed                                                            (2,165,736)
Account charges                                                                     (126,180)
Net investment income (loss)                                                         141,084
Net realized gain (loss)                                                            (108,204)
Realized gain distributions                                                           76,603
Net change in unrealized appreciation (depreciation)                                 399,371
                                                                            -----------------
Net assets                                                                  $      4,427,066
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             5.72                 522   $           2,986                 N/A               13.8%
12/31/2016                     5.02                 674               3,382                 N/A                6.3%
12/31/2015                     4.72                 523               2,471                 N/A               -6.4%
12/31/2014                     5.04                   7                  37                 N/A                0.9%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             5.48                 263   $           1,441               1.30%               12.4%
12/31/2016                     4.87                 283               1,381               1.30%                4.9%
12/31/2015                     4.65                 394               1,832               1.30%               -7.6%
12/31/2014                     5.03                  36                 182               1.30%                0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.5%
    2016        1.6%
    2015        2.1%
    2014        0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
            VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO - 921925871

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $       885,612  $        873,578           52,675
                                                      ================  ===============
Receivables: investments sold                 11,982
Payables: investments purchased                    0
                                     ---------------
Net assets                           $       897,594
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $       111,101          10,833  $        10.26
Band B                                     786,493          86,954            9.04
                                   ---------------  --------------
 Total                             $       897,594          97,787
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $         33,635
Mortality & expense charges and administrative fees (Band B)                          (12,247)
                                                                             -----------------
Net investment income (loss)                                                           21,388
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              (25,274)
Realized gain distributions                                                           112,211
Net change in unrealized appreciation (depreciation)                                    3,437
                                                                             -----------------
Net gain (loss)                                                                        90,374
                                                                             -----------------

Increase (decrease) in net assets from operations                            $        111,762
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         21,388   $         12,714
Net realized gain (loss)                                          (25,274)           (16,841)
Realized gain distributions                                       112,211             47,627
Net change in unrealized appreciation (depreciation)                3,437             60,654
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations                 111,762            104,154
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                          138,519            804,373
Cost of units redeemed                                           (952,751)          (154,617)
Account charges                                                    (4,382)            (4,179)
                                                         -----------------  -----------------
Increase (decrease)                                              (818,614)           645,577
                                                         -----------------  -----------------
Net increase (decrease)                                          (706,852)           749,731
Net assets, beginning                                           1,604,446            854,715
                                                         -----------------  -----------------
Net assets, ending                                       $        897,594   $      1,604,446
                                                         =================  =================

Units sold                                                         19,409            112,151
Units redeemed                                                   (118,263)           (31,586)
                                                         -----------------  -----------------
Net increase (decrease)                                           (98,854)            80,565
Units outstanding, beginning                                      196,641            116,076
                                                         -----------------  -----------------
Units outstanding, ending                                          97,787            196,641
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                   $     38,232,448
Cost of units redeemed                                                          (53,951,831)
Account charges                                                                    (887,358)
Net investment income (loss)                                                      1,140,818
Net realized gain (loss)                                                         14,882,300
Realized gain distributions                                                       1,469,183
Net change in unrealized appreciation (depreciation)                                 12,034
                                                                           -----------------
Net assets                                                                 $        897,594
                                                                           =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            10.26                  11   $             111                 N/A               13.2%
12/31/2016                     9.06                  13                 114                 N/A               13.0%
12/31/2015                     8.02                  15                 124                 N/A               -2.5%
12/31/2014                     8.23                  16                 128                 N/A                9.8%
12/31/2013                     7.49                 129                 966                 N/A               29.4%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             9.04                  87   $             786               1.30%               11.7%
12/31/2016                     8.10                 184               1,491               1.30%               11.5%
12/31/2015                     7.26                 101                 730               1.30%               -3.7%
12/31/2014                     7.54                 118                 890               1.30%                8.4%
12/31/2013                     6.96               4,439              30,879               1.30%               27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.7%
    2016        1.9%
    2015        2.8%
    2014        4.3%
    2013        2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
              VANGUARD VIF MID-CAP INDEX PORTFOLIO - 921925855

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    14,821,624  $     11,392,406          624,868
                                                      ================  ===============
Receivables: investments sold                    268
Payables: investments purchased                    0
                                     ---------------
Net assets                           $    14,821,892
                                     ===============

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band A                              $    1,343,046           80,767  $        16.63
Band B                                  13,478,846          955,694           14.10
                                    --------------  ---------------
 Total                              $   14,821,892        1,036,461
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $        235,607
Mortality & expense charges and administrative fees (Band B)                        (198,517)
                                                                            -----------------
Net investment income (loss)                                                          37,090
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                           1,363,271
Realized gain distributions                                                          861,189
Net change in unrealized appreciation (depreciation)                                 517,905
                                                                            -----------------
Net gain (loss)                                                                    2,742,365
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      2,779,455
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $         37,090   $         29,012
Net realized gain (loss)                                        1,363,271            396,480
Realized gain distributions                                       861,189          1,228,097
Net change in unrealized appreciation (depreciation)              517,905             53,487
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,779,455          1,707,076
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        1,021,996          2,213,127
Cost of units redeemed                                         (7,727,944)        (3,163,792)
Account charges                                                   (94,607)          (104,160)
                                                         -----------------  -----------------
Increase (decrease)                                            (6,800,555)        (1,054,825)
                                                         -----------------  -----------------
Net increase (decrease)                                        (4,021,100)           652,251
Net assets, beginning                                          18,842,992         18,190,741
                                                         -----------------  -----------------
Net assets, ending                                       $     14,821,892   $     18,842,992
                                                         =================  =================

Units sold                                                         84,765            213,241
Units redeemed                                                   (601,552)          (308,277)
                                                         -----------------  -----------------
Net increase (decrease)                                          (516,787)           (95,036)
Units outstanding, beginning                                    1,553,248          1,648,284
                                                         -----------------  -----------------
Units outstanding, ending                                       1,036,461          1,553,248
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $     60,604,391
Cost of units redeemed                                                           (56,378,845)
Account charges                                                                   (1,568,663)
Net investment income (loss)                                                         (61,349)
Net realized gain (loss)                                                            (821,353)
Realized gain distributions                                                        9,618,493
Net change in unrealized appreciation (depreciation)                               3,429,218
                                                                            -----------------
Net assets                                                                  $     14,821,892
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            16.63                  81   $           1,343                 N/A               19.1%
12/31/2016                    13.96                 105               1,467                 N/A               11.1%
12/31/2015                    12.57                  98               1,234                 N/A               -1.4%
12/31/2014                    12.75                 101               1,286                 N/A               13.6%
12/31/2013                    11.22                  79                 891                 N/A               34.9%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            14.10                 956   $          13,479               1.30%               17.5%
12/31/2016                    12.00               1,448              17,376               1.30%                9.7%
12/31/2015                    10.94               1,550              16,957               1.30%               -2.7%
12/31/2014                    11.24               1,961              22,054               1.30%               12.1%
12/31/2013                    10.03               1,680              16,849               1.30%               33.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        1.4%
    2016        1.3%
    2015        1.3%
    2014        0.8%
    2013        1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
           VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO - 921925889

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                       INVESTMENTS         COST OF        MUTUAL FUND
                                        AT VALUE         INVESTMENTS        SHARES
                                     ---------------  ----------------  ---------------
Investments                          $    12,320,015  $     10,947,400          500,440
                                                      ================  ===============
Receivables: investments sold                    827
Payables: investments purchased                    0
                                     ---------------
Net assets                           $    12,320,842
                                     ===============

                                                         UNITS       ACCUMULATION
                                     NET ASSETS       OUTSTANDING     UNIT VALUE
                                   ---------------  --------------  --------------
Band A                             $     1,025,747          55,809  $        18.38
Band B                                  11,295,095         724,573           15.59
                                   ---------------  --------------
 Total                             $    12,320,842         780,382
                                   ===============  ==============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                             $         49,797
Mortality & expense charges and administrative fees (Band B)                        (130,893)
                                                                            -----------------
Net investment income (loss)                                                         (81,096)
                                                                            -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              48,342
Realized gain distributions                                                          686,362
Net change in unrealized appreciation (depreciation)                               1,546,368
                                                                            -----------------
Net gain (loss)                                                                    2,281,072
                                                                            -----------------

Increase (decrease) in net assets from operations                           $      2,199,976
                                                                            =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        (81,096)  $        (77,435)
Net realized gain (loss)                                           48,342           (237,036)
Realized gain distributions                                       686,362            806,804
Net change in unrealized appreciation (depreciation)            1,546,368            721,339
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               2,199,976          1,213,672
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        2,686,168          1,196,262
Cost of units redeemed                                         (2,419,928)        (1,622,443)
Account charges                                                   (63,311)           (54,069)
                                                         -----------------  -----------------
Increase (decrease)                                               202,929           (480,250)
                                                         -----------------  -----------------
Net increase (decrease)                                         2,402,905            733,422
Net assets, beginning                                           9,917,937          9,184,515
                                                         -----------------  -----------------
Net assets, ending                                       $     12,320,842   $      9,917,937
                                                         =================  =================

Units sold                                                        192,562            111,980
Units redeemed                                                   (178,183)          (152,682)
                                                         -----------------  -----------------
Net increase (decrease)                                            14,379            (40,702)
Units outstanding, beginning                                      766,003            806,705
                                                         -----------------  -----------------
Units outstanding, ending                                         780,382            766,003
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $      38,104,661
Cost of units redeemed                                                            (27,991,135)
Account charges                                                                      (400,853)
Net investment income (loss)                                                         (456,690)
Net realized gain (loss)                                                           (2,975,818)
Realized gain distributions                                                         4,668,062
Net change in unrealized appreciation (depreciation)                                1,372,615
                                                                            ------------------
Net assets                                                                  $      12,320,842
                                                                            ==================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            18.38                  56   $           1,026                 N/A               23.5%
12/31/2016                    14.89                  57                 854                 N/A               14.9%
12/31/2015                    12.95                  54                 694                 N/A               -2.8%
12/31/2014                    13.32                  60                 793                 N/A                3.4%
12/31/2013                    12.88                  27                 343                 N/A               46.5%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $            15.59                 725   $          11,295               1.30%               21.9%
12/31/2016                    12.79                 709               9,064               1.30%               13.5%
12/31/2015                    11.27                 753               8,490               1.30%               -4.0%
12/31/2014                    11.74               1,144              13,434               1.30%                2.0%
12/31/2013                    11.51                 119               1,374               1.30%               44.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        0.4%
    2016        0.3%
    2015        0.4%
    2014        0.1%
    2013        0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
         VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO - 921925202

                           STATEMENT OF NET ASSETS
                              December 31, 2017

                                        INVESTMENTS        COST OF        MUTUAL FUND
                                         AT VALUE        INVESTMENTS        SHARES
                                     ----------------  ---------------  ---------------
Investments                          $     53,578,728  $    53,297,866        4,521,676
                                                       ===============  ===============
Receivables: investments sold                   3,144
Payables: investments purchased                     0
                                     ----------------
Net assets                           $     53,581,872
                                     ================

                                                         UNITS        ACCUMULATION
                                      NET ASSETS      OUTSTANDING      UNIT VALUE
                                    --------------  ---------------  --------------
Band A                              $    3,283,156          395,947  $         8.29
Band B                                  50,298,716        7,151,827            7.03
                                    --------------  ---------------
 Total                              $   53,581,872        7,547,774
                                    ==============  ===============

                           STATEMENT OF OPERATIONS
                   For the period ended December 31, 2017

Investment Income:
Dividend income                                                              $      1,505,670
Mortality & expense charges and administrative fees (Band B)                         (723,559)
                                                                             -----------------
Net investment income (loss)                                                          782,111
                                                                             -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                              (38,723)
Realized gain distributions                                                           202,706
Net change in unrealized appreciation (depreciation)                                  430,834
                                                                             -----------------
Net gain (loss)                                                                       594,817
                                                                             -----------------

Increase (decrease) in net assets from operations                            $      1,376,928
                                                                             =================

                     STATEMENT OF CHANGES IN NET ASSETS

                                                           PERIOD ENDED      PERIOD ENDED
                                                           DECEMBER 31,      DECEMBER 31,
                                                               2017*             2016*
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $        782,111   $        895,916
Net realized gain (loss)                                          (38,723)           291,337
Realized gain distributions                                       202,706            214,972
Net change in unrealized appreciation (depreciation)              430,834           (122,145)
                                                         -----------------  -----------------
Increase (decrease) in net assets from operations               1,376,928          1,280,080
                                                         -----------------  -----------------

Contract owner transactions:
Proceeds from units sold                                        3,617,728          4,161,924
Cost of units redeemed                                        (16,987,668)       (18,872,544)
Account charges                                                  (351,358)          (445,851)
                                                         -----------------  -----------------
Increase (decrease)                                           (13,721,298)       (15,156,471)
                                                         -----------------  -----------------
Net increase (decrease)                                       (12,344,370)       (13,876,391)
Net assets, beginning                                          65,926,242         79,802,633
                                                         -----------------  -----------------
Net assets, ending                                       $     53,581,872   $     65,926,242
                                                         =================  =================

Units sold                                                        561,308            748,315
Units redeemed                                                 (2,507,540)        (2,904,574)
                                                         -----------------  -----------------
Net increase (decrease)                                        (1,946,232)        (2,156,259)
Units outstanding, beginning                                    9,494,006         11,650,265
                                                         -----------------  -----------------
Units outstanding, ending                                       7,547,774          9,494,006
                                                         =================  =================

                            CUMULATIVE NET ASSETS
                              December 31, 2017

Proceeds from units sold                                                    $    145,300,300
Cost of units redeemed                                                           (96,641,798)
Account charges                                                                   (2,663,994)
Net investment income (loss)                                                       4,021,138
Net realized gain (loss)                                                           1,742,075
Realized gain distributions                                                        1,543,289
Net change in unrealized appreciation (depreciation)                                 280,862
                                                                            -----------------
Net assets                                                                  $     53,581,872
                                                                            =================

------------
*    DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 2 for additional information.

                                                               BAND A
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             8.29                 396   $           3,283                 N/A                3.5%
12/31/2016                     8.01                 496               3,974                 N/A                2.5%
12/31/2015                     7.82                 496               3,880                 N/A                0.3%
12/31/2014                     7.79                 458               3,571                 N/A                5.9%
12/31/2013                     7.36                 160               1,179                 N/A               -2.3%

                                                               BAND B
                 --------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                           UNITS                                  A % OF
                  ACCUMULATION UNIT     OUTSTANDING          NET ASSETS           AVERAGE
                        VALUE             (000s)               (000s)           NET ASSETS         TOTAL RETURN
                 ------------------  ------------------  ------------------  ------------------  ------------------
12/31/2017       $             7.03               7,152   $          50,299               1.30%                2.1%
12/31/2016                     6.89               8,998              61,952               1.30%                1.2%
12/31/2015                     6.81              11,154              75,922               1.30%               -1.0%
12/31/2014                     6.87              12,639              86,865               1.30%                4.5%
12/31/2013                     6.58               2,294              15,086               1.30%               -3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

    2017        2.5%
    2016        2.5%
    2015        2.3%
    2014        0.7%
    2013        2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL American Individual Variable Annuity Unit Trust
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The AUL American Individual Variable Annuity Unit Trust ("Variable Account") was established by American United Life Insurance Company ("AUL") on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1999. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

                                  FUND FAMILIES
      --------------------------------------------------------------------
               AB                   Fidelity                Pioneer
              Alger            Franklin Templeton        Royce Capital
        American Century          Goldman Sachs          T. Rowe Price
             Calvert                 Invesco             Timothy Plan
            Columbia                  Janus                  TOPS
             Dreyfus            Neuberger Berman           Vanguard

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2017. This includes subaccounts and bands for which there have been no investing transactions or income and expense transactions commenced during 2017.

Currently for years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

Accumulation unit values and total returns for subaccounts and bands with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expenses for each respective band.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

UNITS OUTSTANDING AND ACCUMULATION UNIT VALUE

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Based upon the contract issued, the Variable Account issues two bands of units. The table below illustrates the band of units issued by contract. Refer to Note 3 for further information.

                    BAND A                           BAND B
          ----------------------------    ----------------------------
                 Select Point                      Star Point
               Variable Annuity                 Variable Annuity

                 Direct Point                   Voyage Protector
               Variable Annuity                 Variable Annuity

FAIR VALUE MEASUREMENTS

The value of the investments is based on the closing Net Asset Value ("NAV") per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - Unadjusted quoted prices in active markets for identical assets. Level 2 - Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
     Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account's own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

              AUL American Individual Variable Annuity Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a summary of the inputs used as of December 31, 2017, in valuing the Variable Account's subaccount investments carried at fair value:

                     LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                  -------------  -------------  -------------  -------------
   Mutual Funds   $ 521,670,091  $          --  $          --  $ 521,670,091
                  -------------  -------------  -------------  -------------

It is the Variable Account's policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2017, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years (current and three prior calendar years) of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

REPORTING PERIODS

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3. ACCOUNT CHARGES

BAND A

NO WITHDRAWAL CHARGE CONTRACT (DIRECTPOINT): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges of 1.45% per year for the first 10 policy years and 1.35% per year thereafter, (3) an annual contract charge of $30 each year in which an account value does not exceed a specific amount, and (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account. No other charges are currently being assessed. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

              AUL American Individual Variable Annuity Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. ACCOUNT CHARGES (CONTINUED)

WITHDRAWAL CHARGE CONTRACT (SELECTPOINT): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges range from 1.10% to 1.25% per year, (3) an annual contract charge of $30 each year in which an account value does not exceed a specific amount, (4) other charges for federal, state, or local income taxes (if incurred by AUL) that are attributable to the Variable Account, and (5) withdrawal charges ranging from 10% decreasing to 0%, depending on policy duration, for flexible premium contracts, and 7% decreasing to 0%, depending on policy duration, for one year flexible premium contracts. A 12% free withdrawal amount provision may apply. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

All account charges, including mortality and expense charges, are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Total account charges for Band A during the years ended December 31, 2017 and 2016, were $1,105,407 and $931,386, respectively.

BAND B

WITHDRAWAL CHARGE CONTRACT (STAR POINT AND VOYAGE PROTECTOR): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges of 1.15% per year, (3) an annual contract fee of up to $50 per year in which the account value does not exceed a specified amount, (4) administrative fee of 0.15% per year, (5) withdrawal charges on surrenders exceeding 12% of the account value that range from 7% decreasing to 0%, depending on the policy duration, (6) a transfer charge for all transfers in excess of 24 per contract year, and (7) other charges for federal, state or local income taxes incurred by AUL that are attributable to the Variable Account. No other charges are currently being assessed. The cost of additional riders is assessed on a monthly basis and will vary depending upon the riders chosen.

The mortality and expense charges and administrative fees are recorded as a reduction of unit value. The administrative fee is included in the mortality and expense charge reported on the Statement of Operations. Total mortality and expense charges and administrative fees for Band B during the years ended December 31, 2017 and 2016, were $5,846,223 and $5,560,651, respectively. Other account charges are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Total account charges for Band B during the years ended December 31, 2017 and 2016, were $2,158,251 and $2,135,317, respectively.

4. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2017, by each subaccount, are shown below:

          FUND NAME                                                          PURCHASES       SALES
          ---------------------------------------------------------------  -------------  -------------
          AB VPS International Growth Portfolio A Class                    $       7,749  $      26,940
          AB VPS International Value Portfolio A Class                             9,288         35,384
          AB VPS Small/Mid Cap Value Portfolio A Class                            67,633        175,334
          Alger Large Cap Growth Portfolio I-2 Class                             215,831      1,070,960
          Alger Small Cap Growth Portfolio I-2 Class                             153,654        506,758
          American Century VP Capital Appreciation Fund I Class                  116,810        296,430
          American Century VP Income & Growth Fund I Class                     1,821,119     14,870,020
          American Century VP International Fund I Class                       1,963,028      5,617,846
          American Century VP Mid Cap Value Fund II Class                        277,782        218,271
          American Century VP Ultra Fund I Class                                 120,952         95,825
          Calvert VP SRI Mid Cap Growth Portfolio                                 31,499        340,440
          Columbia Variable Portfolio-Small Cap Value Fund 1 Class               243,005        274,719
          Columbia Variable Portfolio-US Government Mortgage Fund 1 Class            621          4,096
          Dreyfus IP, Small Cap Stock Index Portfolio Service Class              214,359         57,031
          Dreyfus IP, Technology Growth Portfolio Service Class                  144,747        130,294
          Dreyfus VIF, Appreciation Portfolio Service Class                      101,466         70,755
          Fidelity VIP Asset Manager Portfolio Initial Class                      33,046        709,959
          Fidelity VIP Contrafund Portfolio Initial Class                        438,477      2,240,869
          Fidelity VIP Equity-Income Portfolio Initial Class                     321,910        602,605
          Fidelity VIP Freedom 2005 Portfolio Initial Class                           --          1,229
          Fidelity VIP Freedom 2010 Portfolio Initial Class                           35         43,422
          Fidelity VIP Freedom 2015 Portfolio Initial Class                        3,822        107,376
          Fidelity VIP Freedom 2020 Portfolio Initial Class                       70,037         47,379
          Fidelity VIP Freedom 2025 Portfolio Initial Class                       68,927        111,925
          Fidelity VIP Freedom 2030 Portfolio Initial Class                       99,443         60,115
          Fidelity VIP Freedom Income Portfolio Initial Class                        597         11,735
          Fidelity VIP Growth Portfolio Initial Class                            448,524        760,933
          Fidelity VIP High Income Portfolio Initial Class                       348,573        470,840
          Fidelity VIP Index 500 Portfolio Initial Class                       1,616,129      3,104,857
          Fidelity VIP Mid Cap Portfolio Service 2 Class                         276,532        175,244
          Fidelity VIP Overseas Portfolio Initial Class                          181,764        566,197

              AUL American Individual Variable Annuity Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

          FUND NAME                                                          PURCHASES       SALES
          ---------------------------------------------------------------  -------------  -------------
          Franklin Founding Funds Allocation VIP Fund 1 Class              $       1,830  $     138,220
          Franklin Small Cap Value VIP Fund 1 Class                            1,982,307      3,221,338
          Goldman Sachs VIT Government Money Market Fund Service Class        18,547,778     17,480,462
          Invesco V.I. Core Equity Fund Series II Class                           14,515         31,315
          Invesco V.I. Diversified Dividend Fund Series I Class                  485,902        325,025
          Invesco V.I. Health Care Fund Series I Class                           219,884        562,032
          Invesco V.I. Global Real Estate Fund Series I Class                  2,132,783      5,798,818
          Invesco V.I. High Yield Fund Series I Class                          2,624,989      2,390,545
          Invesco V.I. International Growth Fund Series II Class                 111,280        122,489
          Invesco V.I. Managed Volatility Fund Series I Class                     71,923        426,847
          Invesco V.I. Mid Cap Growth Fund Series I Class                         97,075         87,129
          Janus Henderson Balanced Portfolio Service Class                       451,594      2,581,743
          Janus Henderson Flexible Bond Portfolio Institutional Class          1,536,981     12,235,082
          Janus Henderson Forty Portfolio Institutional Class                    633,864        274,692
          Janus Henderson Global Research Portfolio Institutional Class          101,855        828,013
          Janus Henderson Mid Cap Value Portfolio Service Class                   76,197         24,585
          Janus Henderson Overseas Portfolio Service Class                        10,173          9,156
          Neuberger Berman AMT Mid Cap Growth Portfolio Service Class            151,299        342,441
          Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class              23,905        298,099
          Neuberger Berman Short Duration Bond Portfolio I Class                  24,150        284,162
          Pioneer Bond VCT Portfolio I Class                                   7,881,589      4,926,209
          Pioneer Equity Income VCT Portfolio I Class                          2,094,562      4,832,753
          Pioneer Equity Income VCT Portfolio II Class                            62,572         95,823
          Pioneer Fund VCT Portfolio I Class                                      29,041        369,303
          Pioneer Select Mid Cap Growth VCT Portfolio I Class                     24,139        483,355
          Royce Capital Small-Cap Portfolio Investor Class                        79,623        138,517
          T. Rowe Price Blue Chip Growth Portfolio                             3,728,518     13,062,787
          T. Rowe Price Equity Income Portfolio                                  632,900      1,782,328
          T. Rowe Price Limited-Term Bond Portfolio                              215,441        648,439
          T. Rowe Price Mid-Cap Growth Portfolio                                 351,033      1,183,905
          Templeton Foreign VIP Fund 2 Class                                     712,449      6,411,799
          Templeton Global Bond VIP Fund 1 Class                                 174,132        339,567
          Timothy Plan Conservative Growth Variable                              352,396      3,390,768
          Timothy Plan Strategic Growth Variable                                 193,642      2,164,845
          TOPS Managed Risk Balanced ETF Portfolio 2 Class                        36,292        135,316
          TOPS Managed Risk Growth ETF Portfolio 2 Class                          19,799        246,892
          TOPS Managed Risk Moderate Growth ETF Portfolio 2 Class                 90,791      1,014,409
          Vanguard VIF Diversified Value Portfolio                               138,519        969,380
          Vanguard VIF Mid-Cap Index Portfolio                                 1,021,996      8,021,068
          Vanguard VIF Small Company Growth Portfolio                          2,686,168      2,614,132
          Vanguard VIF Total Bond Market Index Portfolio                       3,617,728     18,062,585
                                                                           -------------  -------------
          TOTAL                                                            $  62,840,973  $ 151,162,161
                                                                           -------------  -------------

5. INDEMNIFICATIONS

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

[ONEAMERICA(R)LOGO]
AMERICAN UNITED LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ONEAMERICA FINANCIAL
PARTNERS, INC.)
REPORT OF INDEPENDENT AUDITORS ON
STATUTORY FINANCIAL STATEMENTS AND SUPPLEMENTAL SCHEDULES
DECEMBER 31, 2017 AND 2016

[PWC LOGO]

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of American United Life Insurance Company:

We have audited the accompanying statutory financial statements of American United Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2017 and 2016 and the related statutory statements of operations, of changes in surplus, and of cash flows for the years then ended.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PRICEWATERHOUSECOOPERSLLP, 101 W. WASHINGTON STREET, SUITE 1300, INDIANAPOLIS, IN 46204
T:(317) 222 2202, F: (317) 940 7660, WWW.PWC.COM/US

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for the years then ended.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

OTHER MATTER

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, and schedule of investment risk interrogatories (collectively, the "supplemental schedules") of the Company as of December 31, 2017 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

[PRICEWATERHOUSECOOPERS LLP LOGO]

April 4, 2018

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS
DECEMBER 31, 2017 AND 2016
(IN THOUSANDS)

                                                                                                  2017               2016
                                                                                            ----------------   ----------------
ADMITTED ASSETS
Bonds, at amortized cost (market value of $11,033,782 and $9,770,332)                       $    10,506,525    $     9,405,914
Stocks
   Preferred, at cost (market value of $7,714 and $7,522)                                             7,533              7,533
   Common
     Affiliated (cost of $1,464 and $1,464)                                                           3,503              1,991
     Unaffiliated (cost of $117,250 and $88,980)                                                    123,880             93,969
Mortgage loans                                                                                    1,965,168          1,743,541
Real estate                                                                                          91,469             84,799
Other invested assets                                                                               192,598            100,838
Securities lending reinvested collateral                                                            315,234                 --
Contract loans                                                                                      346,379            311,943
Cash (overdraft) and cash equivalents of ($0) and ($49,517), and short-term
     investments of $16,480 and $7,950 at 2017 and 2016, respectively                                97,001            (41,567)
                                                                                            ----------------   ----------------
        Total cash and invested assets                                                           13,649,290         11,708,961
                                                                                            ----------------   ----------------
Other
   Premiums deferred and uncollected                                                                 68,801             58,169
   Reinsurance receivables                                                                           37,074             28,231
   Investment income due and accrued                                                                 97,955            100,142
   Federal income tax recoverable                                                                        --              1,014
   Net deferred tax asset                                                                            52,585             60,006
   Corporate owned life insurance                                                                    91,155             82,425
   Other assets                                                                                      53,040             35,305
   Separate account assets                                                                       14,755,056         12,857,576
                                                                                            ----------------   ----------------
        Total admitted assets                                                               $    28,804,956    $    24,931,829
                                                                                            ================   ================

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS, CONTINUED DECEMBER 31, 2017 AND 2016
(IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                                                  2017               2016
                                                                                            ----------------   ----------------
LIABILITIES AND SURPLUS
Policy reserves
   Life reserves                                                                            $     1,892,515    $     1,751,409
   Annuity reserves                                                                               8,222,194          7,492,213
   Accident and health reserves                                                                     153,550            150,239
   Other reserves                                                                                    80,892            103,661
                                                                                            ----------------   ----------------
                                                                                                 10,349,151          9,497,522
                                                                                            ----------------   ----------------
Policy and contract liabilities
   Policy claims in process of settlement                                                            60,904             53,842
   Policy dividends payable                                                                          27,036             31,209
   Deposit-type contracts                                                                         1,838,537          1,230,154
   Other policy and contract liabilities                                                              2,493              3,752
                                                                                            ----------------   ----------------
                                                                                                  1,928,970          1,318,957
                                                                                            ----------------   ----------------
General liabilities and other reserves
   Accrued commissions and general expenses                                                         102,404             89,021
   Taxes, licenses and fees                                                                           7,113              6,080
   Federal income tax payable                                                                        11,997                 --
   Transfers from separate accounts, due or accrued                                                  (6,956)            (8,203)
   Asset valuation reserve                                                                          103,193             86,391
   Interest maintenance reserve                                                                       7,883             13,356
   Pension liability                                                                                 13,120             11,322
   Payable for securities lending                                                                   315,234                 --
   Other liabilities                                                                                192,238             99,354
   Separate account liabilities                                                                  14,755,056         12,857,576
                                                                                            ----------------   ----------------
                                                                                                 15,501,282         13,154,897
                                                                                            ----------------   ----------------
     Total liabilities                                                                           27,779,403         23,971,376
                                                                                            ----------------   ----------------

Common capital stock, $100 par value, authorized 50,000 shares; issued and
   outstanding 50,000 shares                                                                          5,000              5,000
Surplus notes                                                                                        75,000             75,000
Gross paid in and contributed surplus                                                                30,550                550
Unassigned surplus (includes deferred gain on reinsurance transaction of $22,149
   and $25,695 in 2017 and 2016, respectively)                                                      915,003            879,903
                                                                                            ----------------   ----------------
     Total surplus                                                                                1,025,553            960,453
                                                                                            ----------------   ----------------
     Total liabilities and surplus                                                          $    28,804,956    $    24,931,829
                                                                                            ================   ================

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2017 AND 2016
(IN THOUSANDS)

                                                                                                  2017               2016
                                                                                            ----------------   ----------------
PREMIUM AND OTHER INCOME
   Life and annuities                                                                       $     4,160,999    $     3,484,047
   Accident and health                                                                              110,355             71,774
   Net investment income                                                                            536,715            515,113
   Amortization of interest maintenance reserve                                                       5,108              5,634
   Ceding commissions, expense allowances and reserve adjustments                                    66,885             67,892
   Other income                                                                                     128,874            145,053
                                                                                            ----------------   ----------------
                                                                                                  5,008,936          4,289,513
                                                                                            ----------------   ----------------

BENEFITS AND EXPENSES
   Death benefits                                                                                   128,413            115,720
   Accident and health and disability benefits                                                       72,721             51,120
   Annuity benefits                                                                                  85,514             70,402
   Surrender benefits and other fund withdrawals                                                  3,492,926          3,067,276
   Other benefits                                                                                    32,902             28,048
   Increase in policy reserves                                                                      851,628            721,000
   Separate account transfers                                                                      (250,659)          (343,847)
   General expenses                                                                                 290,251            285,442
   Commissions and service fees                                                                     181,170            175,323
   Taxes, licenses and fees                                                                          22,521             21,249
   Other                                                                                               (827)            (2,587)
                                                                                            ----------------   ----------------
                                                                                                  4,906,560          4,189,146
                                                                                            ----------------   ----------------
     Net gain from operations before dividends to policyholders, federal income taxes,
        and net realized capital gains/(losses)                                                     102,376            100,367

Dividends to policyholders                                                                           27,799             30,348
Federal income tax expense                                                                           16,125             20,602
                                                                                            ----------------   ----------------
     Net gain from operations before net realized capital gains/(losses)                             58,452             49,417

Net realized capital gains/(losses), net of federal income expense of $4,586 and
   $2,637, and net transfers of capital gains to the interest maintenance reserve
   of ($365) and $3,092, in 2017 and 2016, respectively                                               2,932              2,992
                                                                                            ----------------   ----------------
     Net income                                                                             $        61,384    $        52,409
                                                                                            ================   ================

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CHANGES IN SURPLUS
YEARS ENDED DECEMBER 31, 2017 AND 2016
(IN THOUSANDS)

                                                                                                  2017               2016
                                                                                            ----------------   ----------------
SURPLUS, BEGINNING OF YEAR                                                                  $       960,453    $       920,374

Net income                                                                                           61,384             52,409
Other additions (deductions)
   Change in unrealized gain                                                                         13,773                628
   Change in net deferred income tax                                                                (50,523)             9,747
   Change in asset valuation reserve                                                                (16,802)            (9,484)
   Change in nonadmitted assets                                                                      14,986             (9,492)
   Change in surplus as a result of reinsurance                                                      (3,547)            (3,480)
   Cumulative effect of changes in accounting principles                                             17,482                 --
   Surplus adjustment paid in                                                                        30,000                 --
   Change in pension liability                                                                       (1,672)              (456)
   Dividends                                                                                             --                 --
   Other                                                                                                 19                207
                                                                                            ----------------   ----------------
SURPLUS, END OF YEAR                                                                        $     1,025,553    $       960,453
                                                                                            ================   ================

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOW
YEARS ENDED DECEMBER 31, 2017 AND 2016
(IN THOUSANDS)

                                                                                                  2017               2016
                                                                                            ----------------   ----------------
CASH FROM OPERATIONS
   Premiums and other policy considerations                                                 $     4,260,157    $     3,553,972
   Investment income                                                                                528,599            510,212
   Other income                                                                                     188,484            208,792
                                                                                            ----------------   ----------------
                                                                                                  4,977,240          4,272,976
                                                                                            ----------------   ----------------

   Benefits and Separate Account transfers                                                        3,559,434          2,984,086
   Commissions and general expenses                                                                 491,165            477,328
   Federal income taxes (including $4,586 and $2,637) for 2017
        and 2016 on capital gains/(losses))                                                          (9,783)            39,636
   Dividends to policyholders                                                                        31,972             29,828
                                                                                            ----------------   ----------------
                                                                                                  4,072,788          3,530,878
                                                                                            ----------------   ----------------
          Net cash provided from operations                                                         904,452            742,098
                                                                                            ----------------   ----------------

CASH FROM INVESTMENTS
   Proceeds from investments sold, redeemed or matured
        Bonds                                                                                     2,077,295          1,544,328
        Stocks                                                                                       28,311             15,831
        Mortgage loans                                                                              203,832            200,605
        Other invested assets                                                                        14,989             29,815
        Miscellaneous proceeds                                                                       48,746                 --
                                                                                            ----------------   ----------------
                                                                                                  2,373,173          1,790,579
                                                                                            ----------------   ----------------
   Cost of investments acquired
        Bonds                                                                                     3,169,636          2,169,596
        Stocks                                                                                       51,533             16,557
        Mortgage loans                                                                              425,291            428,397
        Real estate                                                                                  11,780             10,990
        Other invested assets                                                                       408,526             48,202
                                                                                            ----------------   ----------------
                                                                                                  4,066,766          2,673,742
        Increase in contract loans                                                                   26,478             28,234
                                                                                            ----------------   ----------------
          Net cash used from investments                                                         (1,720,071)          (911,397)
                                                                                            ----------------   ----------------
CASH FROM FINANCING AND MISCELLANEOUS SOURCES
   Capital and paid in surplus, less treasury stock                                                  30,000                 --
   Net deposits on deposit-type contracts                                                           608,383             32,868
   Other sources (uses)                                                                             315,804            (10,494)
                                                                                            ----------------   ----------------
          Net cash provided from financing and miscellaneous sources                                954,187             22,374
                                                                                            ----------------   ----------------
          Net change in cash and short-term investments                                             138,568           (146,925)

Cash and short-term investments, beginning of year                                                  (41,567)           105,358
                                                                                            ----------------   ----------------
Cash and short-term investments, end of year                                                $        97,001    $       (41,567)
                                                                                            ================   ================

    The accompanying notes are an integral part of these statutory financial statements.


AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

1. NATURE OF OPERATIONS

     American United Life Insurance Company ("AUL" or the "Company") is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third party administrators. Forty-three percent of AUL's direct premiums for the year ended December 31, 2017 were generated in six states: California, Texas, Indiana, Missouri, Pennsylvania, and Illinois.

     On December 17, 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. ("AUMIHC"), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. ("OneAmerica"). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

     All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2. SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES manual ("NAIC SAP") subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner. The Company does not have any permitted practices.

     NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America ("GAAP"). These differences are presumed to be material. The most significant of the variances are as follows:

     - Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

     - Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     - An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the market value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of fixed maturity investments resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

     - Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally at amortized cost rather than at market value.

     - Certain assets designated as "non-admitted assets" are excluded from the statutory statement of assets, liabilities and surplus by a direct charge to unassigned surplus.

     - Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

     - The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be non-admitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

     - Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries' surplus is based on the subsidiaries' statutory amounts rather than GAAP amounts.

     - Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

     - The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

     - Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

     - The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

     CORRECTION OF ERRORS

     In 2016, the Company identified and corrected an error related to the classification of a real estate trust which was previously accounted for under SSAP 97 instead of SSAP 40R. This correction resulted in a reduction to other invested assets of $16,927 and an increase to real estate of $15,771. Management believes these errors are not material to the statutory financial statements for the periods in which the errors originated and for the period in which the errors were corrected.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE

     In 2017, the Company refined its approach to estimating the realization of deferred tax assets which is treated as a change in accounting principle under SSAP 101. This change provides a better matching of the reported deferred tax asset and its recognition. The change resulted in a cumulative adjustment that increased surplus by $17,482 during the current year.

     INVESTMENTS

     Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are stated at amortized cost. The Company elected to value fixed income ETFs classified as SVO-identified securities using the systematic value approach and are carried at amortized cost for 2017. The Company uses the scientific method for amortization of debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or market value. Unaffiliated common stocks are carried at market values. Affiliated common stocks of insurance affiliates are carried at statutory equity. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

     Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Net realized capital gains (losses)". The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

     For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from Black Rock prepayment models. The Company uses a third-party in determining the market value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

     Real estate occupied by the Company is carried at cost less allowances for depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or market.

     Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

     Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

     Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company's ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     The Company participates in securities lending programs whereby marketable securities in our investment portfolio are transferred to independent brokers or dealers in exchange for cash collateral. We recognize the collateral as an asset, which is reported as "Securities lending reinvested collateral" at amortized cost on the balance sheets with a corresponding liability for the obligation to return the collateral to the borrower, which is reported as "Payable for securities lending."

     The corporate owned life insurance is carried at cash surrender value.

     Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

     An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond's carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 - Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

     Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security. The Company reported $188 and $2,900 of bond impairments in 2017 and 2016 respectively.

     The Statutory Statements of Cash Flow excludes non-cash transactions for capitalized interest on bonds and exchange of assets with an affiliate of $2,850 and $31,008, respectively, in 2017.

     SUBPRIME RISK EXPOSURE

     Subprime mortgages are defined as any residential mortgage loan that is made to a borrower with a poor credit history, or one that has a low credit score, typically below 630. Alternative A (Alt-A) is another form of subprime that involves low or no documentation loans to non-prime borrowers. Prime loans involve borrowers with good credit histories and credit scores above 720. The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. The Company's only exposure to subprime mortgage loans is in the investment below.

     In 2009, the Company invested in a limited partnership where the manager of this partnership is investing in structured securities. Assets held in the partnership are predominately investment grade

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans. The partnership is managed by an outside investment manager who actively manages the portfolio on behalf of all investors in the fund. The book value of this investment was $23,166 as of December 31, 2015. The investment was fully redeemed during 2016 resulting in a realized gain of $8,943, and the Company has no investment in the limited partnership as of December 31, 2016.

     PROPERTY AND EQUIPMENT

     Property and equipment is carried at cost, net of accumulated depreciation of $125,765 and $116,806 as of December 31, 2017 and 2016, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2017 and 2016 was $12,579 and $11,770, respectively.

     SEPARATE ACCOUNTS

     The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on market value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

     PREMIUMS DEFERRED AND UNCOLLECTED

     Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

     POLICY RESERVES

     Reserves for life policies are computed principally by the net level and modified preliminary term methods on the basis of interest rates (2.25 percent to 6 percent) and mortality assumptions (1941, 1958, 1960, 1961, 1980, and 2001 CSO tables) prescribed by state regulatory authorities. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 3.0 percent to 11.25 percent.

     PREMIUM INCOME AND RELATED BENEFITS AND EXPENSES

     Premiums, net of reinsurance, on traditional life, interest-sensitive, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

     The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The dividend scale is approved by the Board of Directors.

     INVESTMENT INCOME

     Investment income is recognized as earned, net of related investment expenses.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     LEASING ARRANGEMENTS

     The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $6,140 and $3,129 for the years ended December 31, 2017 and 2016, respectively. Future lease commitments are as follows: 2018, $1,677; 2019, $1,575; 2020, $852; 2021, $221; 2022, $148.

     FEDERAL INCOME TAXES

     Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with AUL, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

     Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

     The Tax Cuts and Jobs Act (Tax Reform Act) was enacted on December 22, 2017. The impact was reported in surplus. For further detail refer to Note 10 - FEDERAL INCOME TAXES.

     Tax loss contingencies are recognized, measured, presented and disclosed in the financial statements in accordance with Statement of Statutory Accounting Principle No. 5R, LIABILITIES, CONTINGENCIES AND IMPAIRMENTS OF ASSETS. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. The liability resulting from tax contingencies was $2,371 and $1,390 as of December 31, 2017 and 2016, respectively.

     Refer to Note 10 - FEDERAL INCOME TAXES for additional detail.

     REINSURANCE RECEIVABLES

     Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

     DERIVATIVES

     The Company uses derivatives, including option contracts, to manage risks associated with interest rate and changes in the estimated fair values of the Company's liabilities driven by the equity market. Management did not elect to use hedge accounting, but the derivatives do provide an assumed economic hedge against changes in equity markets and a significant interest rate increase.

     Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value. Changes within fair value are included in the statements of changes in surplus. At the time the contracts expire or are terminated, any difference between the cash received and the cost is recognized as a realized capital gain or loss. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     master netting agreement. The cash collateral is included in cash and cash equivalents, and short-term investments and the obligation to return it is included in other liabilities. Refer to Note 4 - INVESTMENTS for additional information.

     ESTIMATES

     The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3. AFFILIATIONS, ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS

     The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life's reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

     In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML's reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

     The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2017, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2017, statutory surplus was $438,811 and $37,488 for State Life and PML, respectively.

     AUL provides administrative and management services to State Life and PML under administrative agreements. Fees earned during 2017 and 2016 for such services were $35,854 and $30,818, respectively.

     On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with corresponding reinsurance ceded amounts to ERAC, and under terms of the agreement, assets are being held in a trust to support liabilities. As a result of this transaction, a deferred gain of approximately $95 million ($125 million before tax) was generated and the gain was recorded in surplus. The net deferred gain balance at December 31, 2017 and 2016 was $22,149 and $25,695, respectively. The deferred gain will be amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $3,546 and $3,480 of deferred gain amortization in 2017 and 2016, respectively.

     The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

     The Company earned fees of $914 and $1,409 in 2017 and 2016, respectively from OAS. OAS provided certain administrative services to AUL for fees of $2,113 and $1,468 in 2017 and 2016, respectively. The Company made no capital contributions to OAS in 2017 or 2016.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     The Company earned fees of $433 and $433 in 2017 and 2016 from RMS. The Company made noncash capital contributions to RMS of $1,000 and $4,000 in 2017 and 2016, respectively. During 2017 and 2016, the Company recognized a realized impairment loss of $2,438 and $2,649, respectively on its investment in RMS.

     During 2017 and 2016, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services (OARS) of $8,633 and $6,638, respectively.

     OneAmerica Asset Management (OAM), LLC, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $9,808 and $9,517 in 2017 and 2016, respectively. OAM also provides investment management services to AUL and fees for this service were $10,444 and $9,326 in 2017 and 2016, respectively.

     In 2015, the Company formed MRO-A, LLC in order to facilitate the transfer of management of the mineral rights portfolios.

     Intercompany services are settled monthly.

4. INVESTMENTS

     The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

                                                                              UNREALIZED                   ESTIMATED
                                                   ADMITTED       -----------------------------------        FAIR
     2017                                            VALUE              GAINS             LOSSES             VALUE
     ----------------------------------------  ----------------   ----------------   ----------------   ----------------
     U.S. government bonds                     $     1,006,897    $        25,866    $        10,251    $     1,022,512
     All other government bonds                         18,237              2,380                 --             20,617
     Special revenue and special assessment            595,137             38,661              2,921            630,877
     Hybrid bonds                                       59,764             11,965                187             71,542
     Industrial and miscellaneous                    8,779,265            485,974             24,573          9,240,666
     SVO identified funds                               47,225                449                106             47,568
                                               ----------------   ----------------   ----------------   ----------------
                                               $    10,506,525    $       565,295    $        38,038    $    11,033,782
                                               ================   ================   ================   ================

                                                                              UNREALIZED                   ESTIMATED
                                                   ADMITTED       -----------------------------------        FAIR
     2016                                            VALUE              GAINS             LOSSES             VALUE
     ----------------------------------------  ----------------   ----------------   ----------------   ----------------
     U.S. government bonds                     $       891,517    $        37,625    $         7,747    $       921,395
     All other government bonds                         27,702              2,627                 --             30,329
     Special revenue and special assessment            640,122             40,960              4,607            676,475
     Hybrid bonds                                       63,501              5,703              1,294             67,910
     Industrial and miscellaneous                    7,783,072            369,508             78,357          8,074,223
                                               ----------------   ----------------   ----------------   ----------------
                                               $     9,405,914    $       456,423    $        92,005    $     9,770,332
                                               ================   ================   ================   ================

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     The Company's investment in bonds' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31 are as follows:

                                                LESS THAN                       12 MONTHS
                                                12 MONTHS                        OR MORE                          TOTAL
                                      -----------------------------   -----------------------------   -----------------------------
      2017                                FAIR         UNREALIZED         FAIR         UNREALIZED         FAIR         UNREALIZED
      DESCRIPTION OF SECURITIES           VALUE          LOSSES           VALUE          LOSSES           VALUE          LOSSES
      ------------------------------  -------------   -------------   -------------   -------------   -------------   -------------
      U.S. government bonds           $     429,500   $       3,572   $     141,815   $       6,679   $     571,315   $      10,251
      Special revenue and assessment         61,308             679          64,975           2,242         126,283           2,921
      Hybrid bonds                               --              --           4,466             187           4,466             187
      Industrial and miscellaneous          821,682           9,091         510,702          15,482       1,332,384          24,573
      SVO identified funds                   26,234             106              --              --          26,234             106
                                      -------------   -------------   -------------   -------------   -------------   -------------
                                      $   1,338,724   $      13,448   $     721,958   $      24,590   $   2,060,682   $      38,038
                                      =============   =============   =============   =============   =============   =============

                                                LESS THAN                       12 MONTHS
                                                12 MONTHS                        OR MORE                          TOTAL
                                      -----------------------------   -----------------------------   -----------------------------
      2016                                FAIR         UNREALIZED         FAIR         UNREALIZED         FAIR         UNREALIZED
      DESCRIPTION OF SECURITIES           VALUE          LOSSES           VALUE          LOSSES           VALUE          LOSSES
      ------------------------------  -------------   -------------   -------------   -------------   -------------   -------------
      U.S. government bonds           $     260,008   $       7,747   $          --   $          --   $     260,008   $       7,747
      Special revenue and assessment        112,411           4,607              --              --         112,411           4,607
      Hybrid bonds                              671              --          11,963           1,294          12,634           1,294
      Industrial and miscellaneous        1,912,220          63,262         224,726          15,095       2,136,946          78,357
                                      -------------   -------------   -------------   -------------   -------------   -------------
                                      $   2,285,310   $      75,616   $     236,689   $      16,389   $   2,521,999   $      92,005
                                      =============   =============   =============   =============   =============   =============

     In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company's ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported $188 and $2,900 of bond impairments related to other-than-temporary declines in fair value in 2017 and 2016, respectively. This amount was reported as a realized loss. The 2017 and 2016 book values of the impaired bonds were $2,349 and $8,750 at the time of the write-downs, respectively.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     The admitted value and estimated fair value of bonds at December 31, 2017, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                                                                                   ESTIMATED
                                                                                                 ADMITTED            FAIR
                                                                                                   VALUE             VALUE
                                                                                             ----------------  ----------------
      Due in one year or less                                                                $       452,300   $       458,161
      Due after one year through five years                                                        1,872,718         1,938,168
      Due after five years through ten years                                                       2,389,225         2,516,821
      Due after ten years                                                                          2,878,123         3,154,656
                                                                                             ----------------  ----------------
                                                                                                   7,592,366         8,067,806
      Mortgage-backed securities                                                                   2,930,639         2,982,456
                                                                                             ----------------  ----------------
                                                                                             $    10,523,005   $    11,050,262
                                                                                             ================  ================

     Proceeds from sales of investments in bonds during 2017 were $760,304. Gross gains of $9,487 and gross losses of $9,297 were realized on those disposals. Proceeds from sales of investments in bonds during 2016 were $356,289. Gross gains of $14,697 and gross losses of $9,562 were realized on those disposals.

     Loan-backed securities owned at December 31, 2017 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

          The aggregate amount of unrealized losses:
                                                                                 Less than 12 Months           $         5,232
                                                                                 12 Months or Longer           $        12,492

          The aggregate related fair value of securities with unrealized losses:
                                                                                 Less than 12 Months           $       482,904
                                                                                 12 Months or Longer           $       334,838

     Total capital gains (losses) of ($4) and $5,197 before tax were transferred to IMR in 2017 and 2016, respectively.

     At December 31, 2017 and 2016, the common stock unrealized appreciation of $8,670 and $5,517, respectively, is comprised of $8,679 and $5,682 of unrealized gains and $9 and $165 of unrealized losses and has been reflected directly in surplus. There was a change in the unrealized appreciation of common stocks of $3,153 and $3,283 in 2017 and 2016, respectively. In 2017, the Company did not have any stock impairments related to other-than-temporary declines in market values. In 2016, the Company reported stock impairments related to other-than-temporary declines in market values $483. The amount was reported as a realized loss and the book value of the impaired stock was $370 at the time of write-down.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     Net investment income consists of the following:

                                                                                           2017               2016
                                                                                     ----------------   ----------------
     Interest                                                                        $       546,707    $       525,200
     Dividends                                                                                 3,762              3,599
     Rents                                                                                    16,127             16,509
     Other                                                                                     7,438              6,206
                                                                                     ----------------   ----------------
        Gross investment income                                                              574,034            551,514

     Less investment expenses                                                                 37,319             36,401
                                                                                     ----------------   ----------------
        Net investment income                                                        $       536,715    $       515,113
                                                                                     ================   ================

     There was no non-admitted accrued investment income at December 31, 2017 or 2016. Net investment income includes $2,850 and $2,240 of capitalized interest on bonds which is a non-cash transaction at December 31, 2017 and 2016, respectively. Additionally, in 2017 the Company exchanged SVO identified exchange traded funds with The State Life Insurance Company in the amount of $31,008 for bonds, which is a non-cash transaction at December 31, 2017.

     At December 31, 2017 and 2016, investments in bonds with an admitted asset value of $3,697 and $5,922, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

     AUL had outstanding private placement commitments of approximately $82,190 and $30,021 at December 31, 2017 and 2016, respectively. AUL had no outstanding commitments on its other invested assets portfolio as of December 31, 2017 and had outstanding commitments of $15,000 at December 31, 2016.

     AUL did not hold any structured notes at December 31, 2017.

     Reported values for subsidiary controlled and affiliated investments:

                                                                                                                      NAIC
                                                                                                                   DISALLOWED
                                                                                                                    ENTITY'S
                                                                                                                    VALUATION
                                                                                             NAIC                    METHOD,
                                                                  DATE OF                  RESPONSE      NAIC      RESUBMISSION
                                      NONADMITTED    ADMITTED    FILING TO    TYPE OF      RECEIVED   VALUATION     REQUIRED
     DESCRIPTION        GROSS ASSET     AMOUNT        ASSET         NAIC       FILING       (Y/N)       AMOUNT        (Y/N)
     ----------------   -----------  ------------  -----------  ----------- -----------  ----------- -----------  ------------
     RMS                $       --   $        --   $       --    6/27/2017     Sub-2          Y           0             N
     OAS                     3,503            --        3,503    6/27/2017     Sub-2          Y         1,991           N
     MRO-A                     409           409           --       N/A         N/A          N/A         N/A           N/A
                        -----------  ------------  -----------
                Total   $    3,912   $       409   $    3,503
                        ===========  ============  ===========

     No filing with the NAIC is required as MRO-A is not a stock investment.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     MORTGAGE LOANS

     AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2017, the largest geographic concentration of commercial mortgage loans was in the Midwest, where approximately 25 percent of the portfolio was invested.

     The Company's mortgage loan portfolio is comprised of the following property types at December 31:

                                                                  2017                                  2016
                                                  -----------------------------------   -----------------------------------
                                                       AMOUNT           % OF TOTAL           AMOUNT           % OF TOTAL
                                                  ----------------   ----------------   ----------------   ----------------
      Apartments                                  $       368,603               18.8%   $       321,042               18.4%
      Industrial/warehouse                                470,279               23.9%           366,237               21.0%
      Medical office                                       52,413                2.7%            54,453                3.1%
      Office                                              204,978               10.4%           194,574               11.2%
      Retail                                              809,091               41.2%           757,739               43.4%
      Other                                                59,804                3.0%            50,537                2.9%
                                                  ----------------   ----------------   ----------------   ----------------
         Subtotal gross mortgage loans                  1,965,168              100.0%         1,744,582              100.0%
      Valuation allowance                                      --                                (1,041)
                                                  ----------------                      ----------------
      Balance, end of year                        $     1,965,168                       $     1,743,541
                                                  ================                      ================

     During 2017, the minimum and maximum lending rates for mortgage loans were
     3.0 percent and 6.7 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 65.8 percent. At December 31, 2017 and 2016, the Company did not hold any mortgages with overdue interest. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total. The Company did not restructure any mortgage loans in 2017 or 2016.

     Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio's valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors. The activity in the allowance for losses of all mortgage loans for the years ended December 31, is as follows:


                                                                                         2017               2016
                                                                                  -----------------  -----------------
      Allowance for losses, beginning of year                                     $          1,041   $          1,010
      Addition to the allowance for losses                                                      --                296
      Reductions                                                                            (1,041)              (265)
      Charge-offs, net of recoveries                                                            --                 --
                                                                                  -----------------  -----------------

      Allowance for losses, end of year                                           $             --   $          1,041
                                                                                  =================  =================

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     Impaired mortgage loans identified in management's specific review of probable loan losses and the related allowances for losses at December 31, are as follows:

                                                             2017                                   2016
                                             ------------------------------------   -----------------------------------
                                                   UNPAID                                UNPAID
                                                 PRINCIPAL           RELATED            PRINCIPAL           RELATED
                                                  BALANCE           ALLOWANCE            BALANCE           ALLOWANCE
                                             -----------------  -----------------   ----------------   ----------------
      Apartments                             $        368,603   $             --    $       321,042    $            --
      Industrial/warehouse                            470,279                 --            366,237                 --
      Medical office                                   52,413                 --             54,453                 --
      Office                                          204,978                 --            194,574                 --
      Retail                                          809,091                 --            757,739             (1,041)
      Other                                            59,804                 --             50,537                 --
                                             -----------------  -----------------   ----------------   ----------------
      Balance, end of year                   $      1,965,168   $             --    $     1,744,582    $        (1,041)
                                             =================  =================   ================   ================

     The Company's commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

     The Company utilizes the NAIC Risk Based Capital commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

                                                                                          2017               2016
                                                                                   -----------------   ----------------
      CM1 - highest quality                                                        $      1,829,123    $     1,613,088
      CM2 - high quality                                                                    132,154            118,193
      CM3 - medium quality                                                                    2,091             11,427
      CM4 - low medium quality                                                                1,721              1,778
      CM5 - low quality                                                                          --                 --
                                                                                   -----------------   ----------------
         Subtotal - CM category                                                           1,965,089          1,744,486
      Residential - not categorized                                                              79                 96
      Valuation adjustment                                                                       --             (1,041)
                                                                                   -----------------   ----------------

         Total                                                                     $      1,965,168    $     1,743,541
                                                                                   =================   ================

     Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, toss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2017 or 2016.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     AUL had outstanding mortgage loan commitments of approximately $55,074 and $112,700 at December 31, 2017 and 2016, respectively.

     DERIVATIVES

     The Company uses derivatives, including option contracts, to manage risks associated with interest rates and changes in the estimated fair values of the Company's liabilities driven by the equity market. The value of these derivatives are derived from interest rates or financial indices and are contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company's Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within 'Other invested assets' or liabilities within 'Other liabilities'. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participation rates and caps are set by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

     As of December 31, 2017, the fair value of derivative assets and liabilities were $29,328 and $17,994, respectively. As of December 31, 2016, the fair value of derivative assets and liabilities were $18,154 and $10,976, respectively. The change in fair value resulted in an unrealized loss of $4,696 and $2,191 as of December 31, 2017 and 2016, respectively.

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold.

     The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     the counterparty. There are no derivative instruments with credit risk related contingent features that are in a net liability position on December 31, 2017.

     The Company received collateral from OTC counterparties in the amount of $11,120 and $7,480 at December 31, 2017 and 2016, respectively, and the Company delivered no collateral at December 31, 2017 or 2016. The Company maintained ownership of any collateral delivered. The cash collateral is included in cash and cash equivalents, and short-term investments and the obligation to return it is included in other liabilities.

     The notional amounts and the fair market value of swaptions and option contracts at December 31 were as follows:

                                                             2017                                  2016
                                             -----------------------------------   -----------------------------------
                                                 NOTIONAL          FAIR MARKET         NOTIONAL          FAIR MARKET
                                             ----------------   ----------------   ----------------   ----------------
          Purchased S&P 500 Call Options     $       317,400    $        29,328    $       232,400    $        18,154
          Written S&P 500 Call Options               280,900            (17,994)           206,900            (10,976)
          Swaptions                                       --                                    --
                                                                ----------------                      ----------------
          Net Fair Market Value                                 $        11,334                       $         7,178
                                                                ================                      ================

     Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the statutory statements of operations. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

                                                                                                                GROSS
                                                                                                             ADMITTED AND
                                                              TOTAL GENERAL ACCOUNT                          NONADMITTED
                                                        --------------------------------       CHANGE       RESTRICTED TO
      RESTRICTED ASSET CATEGORY                               2017             2016        BETWEEN YEARS        TOTAL
      ------------------------------------------------  ---------------  ---------------  ---------------  ---------------
      Letter stock or securities restricted as to
         sale                                           $       77,548   $       50,538   $       27,010                0%
      On deposit with states                                     3,697            5,922           (2,225)               0%
      Bonds held for the Federal Home Loan Bank of
         Indianapolis collateral                               933,061          378,722          554,339                3%
      Bonds held for assumed reinsurance                       177,361          195,272          (17,911)               1%
      Mortgage loans held for the Federal Home Loan
         Bank of Indianapolis collateral                     1,671,411        1,420,046          251,365                6%

      Collateral held under security lending
         agreement                                             315,234               --          315,234                1%
                                                        ---------------  ---------------  ---------------  ---------------
      Total Restricted Assets                           $    3,178,312   $    2,050,500   $    1,127,812               11%
                                                        ===============  ===============  ===============  ===============

     SECURITIES LENDING TRANSACTIONS

     In the second quarter of 2017, the Company entered into a securities lending program. The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral with ongoing adjustment as the market fluctuates. Cash collateral received is reinvested and reported as Securities Lending Reinvest Collateral Assets, and the offsetting collateral liability is included in Payable for Securities Lending.

     Cash collateral assets received as of December 31, 2017 are as follows:

      CASH COLLATERAL RECEIVED:                                                                        FAIR VALUE
      --------------------------------------------------------------------------------------------  ---------------
      Open                                                                                          $       (1,908)
      30 Days or Less                                                                                      141,408
      31 to 60 Days                                                                                         21,588
      61 to 90 Days                                                                                          3,026
      Greater than 90 Days                                                                                 151,109
      Subtotal                                                                                             315,223
      Securities Received                                                                                       --
                                                                                                    ---------------
      Total Collateral Reinvested                                                                   $      315,223
                                                                                                    ===============

     The Company receives collateral consisting of cash from its securities lending transactions. The Company reinvests the cash collateral according to guidelines of the Company's investment policy.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     Reinvested collateral assets as of December 31, 2017 are as follows:

                                                                       AMORTIZED
      CASH COLLATERAL REINVESTED:                                        COST          FAIR VALUE
      -----------------------------------------------------------   --------------  ----------------
      Open                                                          $      (1,908)  $        (1,908)
      30 Days or Less                                                     141,408           141,408
      31 to 60 Days                                                        21,585            21,588
      61 to 90 Days                                                         3,026             3,026
      91 to 120 Days                                                       17,735            17,735
      121 to 180 Days                                                      27,216            27,216
      181 to 365 Days                                                      41,388            41,376
      1 to 2 Years                                                         45,615            45,612
      2 to 3 Years                                                         19,169            19,170
      Greater than 3 Years                                                     --                --
                                                                    --------------  ----------------
      Subtotal                                                            315,234           315,223
      Securities Received                                                      --                --
                                                                    --------------  ----------------
      Total Collateral Reinvested                                   $     315,234   $       315,223
                                                                    ==============  ================

     The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge.

     The Company does not use an affiliated agent for securities lending activities.

     The Company has collateral for transactions that extend beyond one year from December 31, 2017 as follows:

                                                                                        AMORTIZED
      DESCRIPTION OF COLLATERAL                                                           COST
      ----------------------------------------------------------------------------  ----------------
      Industrial and Miscellaneous Bonds                                            $        64,784

      Total collateral extending beyond one year from of the reporting date         $        64,784

     The Company does not engage in any securities lending transactions within the separate account.

     The Company generally invests securities lending collateral in securities with maturities of less than 2 years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

     The Company has no balances outstanding under dollar repurchase or dollar reverse repurchase agreements.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     Transfers of financial assets accounted for as secured borrowings at December 31, 2017 are as follows:

      ASSETS:
         Bonds                                                                           $        64,784
         Cash, Cash Equivalents, and Short Term                                                  250,450
                                                                                         ----------------
         Total Securities Lending Collateral                                             $       315,234

      LIABILITIES:
         Securities Lending Cash Collateral                                              $       315,234

     The Company does not have any transfers of receivables with recourse.

5. REAL ESTATE

     AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation of $1,482 and $1,499 for investment properties and $107,934 and $114,587 for the home office at December 31, 2017 and 2016, respectively. Depreciation expense on real estate amounted to $5,110 and $4,788 in 2017 and 2016, respectively.

     Income from real estate for 2017 and 2016 includes $1,736 and $5,784, respectively.

     The Company reported no real estate acquired in satisfaction of debt in either 2017 or 2016.

6. RESERVE FOR POLICY BENEFITS

     Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

     In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

     Reserves on older substandard traditional policies are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

     The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $1,193,837 and $988,729 as of December 31, 2017 and 2016, respectively. The amount of the related reserve was $8,144 and $6,832 as of December 31, 2017 and 2016, respectively.

     Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     These reserves consisted of the following at December 31:

                                                                                          2017              2016
                                                                                    ---------------   ----------------
      Life and accident and health reserves
         Individual, group and credit life policies                                 $    2,886,086    $     2,765,286
         Annuities and deposit administration funds                                      8,222,194          7,492,213
         Accident and health and other reserves                                          1,483,752          1,407,971
      Less reinsurance ceded                                                            (2,242,881)        (2,167,948)
                                                                                    ---------------   ----------------
                                                                                    $   10,349,151    $     9,497,522
                                                                                    ===============   ================

     The withdrawal characteristics of the Company's annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

                                                                 2017                               2016
                                                   --------------------------------  ---------------------------------
                                                        AMOUNT         % OF TOTAL         AMOUNT          % OF TOTAL
                                                   ---------------  ---------------  ---------------   ---------------
      Subject to discretionary withdrawal
         With market value adjustment              $    2,209,699              9.0%  $    2,482,086              11.6%
         At book value less surrender charges             514,332              2.1%         457,402               2.1%
         At market value                               14,610,447             59.1%      12,724,285              59.3%
                                                   ---------------  ---------------  ---------------   ---------------
                                                       17,334,478             70.2%      15,663,773              73.0%
      Subject to discretionary withdrawal
         without adjustment
         At book value without adjustment               3,619,032             14.7%       3,391,626              15.8%
      Not subject to discretionary withdrawal           3,719,505             15.1%       2,393,169              11.2%
                                                   ---------------  ---------------  ---------------   ---------------

                                                   $   24,673,015            100.0%  $   21,448,568             100.0%
      Less reinsurance ceded                                   --                                --
                                                   ---------------                   ---------------

                                                   $   24,673,015                    $   21,448,568
                                                   ===============                   ===============

7. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

                                                            2017                                  2016
                                            ------------------------------------  ------------------------------------
                                                  GROSS          NET OF LOADING         GROSS          NET OF LOADING
                                            -----------------  -----------------  -----------------  -----------------
      TYPE OF BUSINESS
         Ordinary new business              $          7,868   $          3,566   $          7,992   $          3,390
         Ordinary renewal                             51,699             58,613             46,952             52,960
         Group life                                    2,965              2,965                (21)               (21)
                                            -----------------  -----------------  -----------------  -----------------
                                            $         62,532   $         65,144   $         54,923   $         56,329
                                            =================  =================  =================  =================

     The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company's underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     retrospective rating features was $8,551 and $9,060 at December 31, 2017, and 2016, respectively. This represented 3.9 percent and 5.4 percent of the total net premiums written for group life and health in 2017 and 2016, respectively.

8. SEPARATE ACCOUNTS

     Separate Account assets held by the Company are carried at market value and consist primarily of variable life and annuity contracts.

     The Company's Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

                                                                                    2017              2016
                                                                              ----------------  ----------------
     PRODUCT
        Life insurance                                                        $       137,395   $       125,229
        Individual annuities                                                          572,575           587,775
        Group annuities                                                            14,045,086        12,144,572
                                                                              ----------------  ----------------
           Total                                                              $    14,755,056   $    12,857,576
                                                                              ================  ================

     A reconciliation of transfers to the Company from the separate accounts is as follows:

                                                                                    2017              2016
                                                                              ----------------  ----------------
     Transfers as reported in the statements of operations of the separate accounts:

        Transfers to separate accounts                                        $     2,294,701   $     2,226,794
        Transfers from separate accounts                                            2,545,360         2,570,641
                                                                              ----------------  ----------------
           Net separate account transfers as reported in the statements of
              operations                                                      $      (250,659)  $      (343,847)
                                                                              ================  ================

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

                                                                                    2017               2016
                                                                              ----------------   ----------------
     Premiums, considerations or deposits                                     $     2,294,701    $     2,226,794
                                                                              ----------------   ----------------
     Reserves at December 31
        For accounts with assets at
           Market value                                                       $    14,747,834    $    12,849,334
           Amortized cost                                                                  --                 --
                                                                              ----------------   ----------------
              Total reserves                                                  $    14,747,834    $    12,849,334
                                                                              ----------------   ----------------

     By withdrawal characteristics
        Subject to discretionary withdrawal                                   $            --    $            --
           With market value adjustment                                                    --                 --
           At book value without market value adjustment and with current
              surrender charge of 5% or more                                               --                 --
           At market value                                                         14,747,834         12,849,316
           At book value without market value adjustment and with current
              surrender charge of less than 5%                                             --                 --
                                                                              ----------------   ----------------
                                                                                   14,747,834         12,849,316
        Not subject to discretionary withdrawal                                            --                 18
                                                                              ----------------   ----------------
              Total                                                           $    14,747,834    $    12,849,334
                                                                              ================   ================

9. EMPLOYEES' AND AGENTS' BENEFIT PLANS

     December 1, 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica.

     The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants' contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company's contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

                                                                 OVERFUNDED                   UNDERFUNDED
                                                        ---------------------------   ---------------------------
                                                            2017           2016           2017           2016
                                                        ------------   ------------   ------------   ------------
     CHANGE IN BENEFIT OBLIGATION
        Postretirement benefits
           Benefit obligation at beginning of year      $        --    $        --    $    61,962    $    59,404
           Service cost                                          --             --          1,257          1,162
           Interest cost                                         --             --          2,117          2,514
           Contribution by plan participants                     --             --          1,361          1,446
           Actuarial loss                                        --             --          4,382          1,471
           Benefits paid                                         --             --         (4,482)        (4,556)
           Plan amendments                                       --             --           (692)           521
           Business combinations, divestitures,
              curtailments, settlements and
              special termination benefits                       --             --            (91)            --
                                                        ------------   ------------   ------------   ------------
                 Benefit obligation at end of year      $        --    $        --    $    65,814    $    61,962
                                                        ============   ============   ============   ============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

                                                                                   POSTRETIREMENT BENEFITS
                                                                              -----------------------------------
                                                                                    2017               2016
                                                                              ----------------   ----------------
     CHANGE IN PLAN ASSETS
        Fair value of plan assets at beginning of year                        $            --    $            --
        Actual return on plan assets                                                       --                 --
        Employer contribution                                                           3,121              3,111
        Plan participants' contributions                                                1,361              1,446
        Benefits paid                                                                  (4,482)            (4,557)
        Transfer to parent                                                                 --                 --
                                                                              ----------------   ----------------
              Fair value of plan assets at end of year                        $            --    $            --
                                                                              ================   ================

     FUNDED STATUS
        Overfunded
           Asset (nonadmitted)
              Prepaid benefit costs                                           $            --    $            --
              Overfunded plan assets                                                       --                 --
              Total assets (nonadmitted)                                      $            --    $            --
        Underfunded
           Liabilities recognized
              Accrued benefit costs                                           $        52,763    $        50,719
              Liability for pension benefits                                           13,051             11,322
              Total liabilities recognized                                    $        65,814    $        62,041
           Unrecognized liabilities                                           $            --    $            --

     COMPONENTS OF NET PERIODIC BENEFIT COST
        Service cost                                                          $         1,256    $         1,162
        Interest cost                                                                   2,117              2,514
        Expected return on plan assets                                                     --                 --
        Transition asset or obligation                                                     57                 --
        (Gains) and losses                                                                580                563
        Prior service cost or credit                                                      377                377
        Gain or loss recognized due to a settlement or curtailment                        (91)                --
                                                                              ----------------   ----------------
              Total net periodic benefit cost                                 $         4,296    $         4,616
                                                                              ================   ================

     AMOUNTS IN UNASSIGNED FUNDS (SURPLUS) RECOGNIZED AS COMPONENTS OF NET
        PERIODIC BENEFIT COST
        Items not yet recognized as a component of net periodic cost -
           prior year                                                         $        (7,717)   $        (7,736)
        Net transition asset or obligation recognized                                      --                 --
        Net prior service cost or credit arising during the period                         --                 --
        Net prior service cost or credit recognized                                       377                377
        Net gain and loss arising during the period                                    (2,580)              (921)
        Net gain and loss recognized or transferred to parent                             580                563
        Items not yet recognized as a component of net periodic cost -
           current year                                                       $        (9,340)   $        (7,717)

     AMOUNTS IN UNASSIGNED FUNDS (SURPLUS) EXPECTED TO BE RECOGNIZED IN THE
        NEXT FISCAL YEAR AS COMPONENTS OF NET PERIODIC BENEFIT COST
        Net transition asset or obligation                                    $            --    $            --
        Net prior service cost or credit                                                 (322)              (433)
        Net recognized gains and (losses)                                                (740)              (415)

     AMOUNTS IN UNASSIGNED FUNDS (SURPLUS) THAT HAVE NOT YET BEEN
        RECOGNIZED AS COMPONENTS OF NET PERIODIC BENEFIT COST
        Net transition asset or obligation                                    $            --    $            --
        Net prior service cost or credit                                                 (155)            (1,223)
        Net recognized gains and (losses)                                              (9,185)            (6,494)

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     Weighted-average assumptions used to determine net periodic benefit cost at December 31:

                                                                                        OTHER BENEFITS
                                                                              -----------------------------------
                                                                                    2017               2016
                                                                              ----------------   ----------------

        Discount rate                                                                    4.06%              4.32%
        Rate of compensation increase                                                    6.00%              6.00%

     Weighted-average assumptions used to determine benefit obligations at December 31:

                                                                                        OTHER BENEFITS
                                                                              -----------------------------------
                                                                                    2017               2016
                                                                              ----------------   ----------------

        Discount rate                                                                    3.62%              4.05%
        Rate of compensation increase                                                    6.00%              6.00%

     Pension Benefits and Other Benefits that make up the plan assets and benefit obligations are based upon a measurement date of December 31.

     As of December 31, 2016, the Company changed the method used to measure service and interest cost for other benefits. Previously the Company measured service and interest costs using a single weighted-average discount rate derived from the yield curve used to measure the plan obligations. Beginning December 31, 2016, we elected to measure service and interest costs by applying the specific spot rate along that yield curve to the plans' expected liability cash flows. The Company made this change to provide a more precise measurement of service and interest costs by improving the correlation between benefit cash flows and the corresponding spot yield curve rates. This changes does not impact the measurement of the plan obligations. The Company has accounted for this change as a change in estimate and accounted for it on a prospective basis.

     For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2016 rate of 6.25% until the ultimate rate of 5.00% is reached in 2021.

     The Company expects to contribute $3,786 to its other postretirement benefit plans in 2018.

     OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company's share of net periodic benefit costs were $8,479 and $9,174 for 2017 and 2016, respectively. The Company has no legal obligation for benefits under this plan.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                                   OTHER
                                                                                                 BENEFITS
                                                                                             ----------------

     2017                                                                                    $         3,786
     2018                                                                                              3,742
     2019                                                                                              3,733
     2020                                                                                              3,760
     2021                                                                                              3,803
     Years 2022-2026                                                                                  20,418

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans. The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

     The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants' elective deferral on the first 6 percent of eligible compensation. The Company's contribution to the plan was $3,788 and $3,609 for 2017 and 2016, respectively. As of December 31, 2017, the fair value of the plan assets was $323,510.

     The Company sponsors a profit sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan's nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit sharing contribution for the 2017 plan year. During 2017, the Company contributed $296 in employer matching contributions. The Company contributed $1,128 in safe harbor matching contributions for the 2017 plan. As of December 31, 2017 the fair market value of the plan assets was $29,616.

     The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company's share of net periodic benefit cost for other postretirement benefit plans was $6,648 and $8,329 for 2017 and 2016, respectively. The Company has the legal obligation for benefits under these plans.

     The Company has entered into deferred compensation agreements with certain directors, employees, agents and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     within "accrued commissions and general expenses" on the Statements of Admitted Assets, Liabilities and Surplus.

10. FEDERAL INCOME TAXES

     The components of the net deferred tax asset recognized in the Company's Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

                                                                                    2017
                                                            -----------------------------------------------------
                                                               ORDINARY            CAPITAL            TOTAL
                                                            ----------------   ----------------  ----------------
     Gross deferred tax assets                              $       128,481    $         1,769   $       130,250
     Less: valuation allowance                                           --                 --                --
                                                            ----------------   ----------------  ----------------
     Adjusted gross deferred tax asset                              128,481              1,769           130,250
     Deferred tax asset nonadmitted                                 (31,216)              (292)          (31,508)
                                                            ----------------   ----------------  ----------------
     Subtotal net admitted deferred tax asset                        97,265              1,477            98,742
     Deferred tax liabilities                                       (41,636)            (4,521)          (46,157)
                                                            ----------------   ----------------  ----------------
     Net admitted deferred tax asset                        $        55,629    $        (3,044)  $        52,585
                                                            ================   ================  ================

        Decrease in nonadmitted tax asset                                                        $        43,280

                                                                                    2016
                                                            -----------------------------------------------------
                                                               ORDINARY            CAPITAL            TOTAL
                                                            ----------------   ----------------  ----------------

     Gross deferred tax assets                              $       178,038    $         3,080   $       181,118
     Less: valuation allowance                                           --                 --                --
                                                            ----------------   ----------------  ----------------
     Adjusted gross deferred tax asset                              178,038              3,080           181,118
     Deferred tax asset nonadmitted                                 (74,788)                --           (74,788)
                                                            ----------------   ----------------  ----------------
     Subtotal net admitted deferred tax asset                       103,250              3,080           106,330
     Deferred tax liabilities                                       (41,398)            (4,926)          (46,324)
                                                            ----------------   ----------------  ----------------
     Net admitted deferred tax asset                        $        61,852    $        (1,846)  $        60,006
                                                            ================   ================  ================

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     The admitted deferred tax asset is determined from the following components at December 31:

                                                          2017                                         2016
                                       -------------------------------------------  -------------------------------------------
                                        ORDINARY        CAPITAL         TOTAL         ORDINARY        CAPITAL         TOTAL
                                       ------------   ------------   -------------  -------------   ------------   ------------
     Admission calculation
         components: SSAP 101
         (Paragraph 11)

     (a) Federal income taxes paid
         in prior years recoverable
         through loss carrybacks                --            644             644   $     49,433    $     1,506    $    50,939

     (b) Adjusted gross deferred
         tax assets expected to be
         realized after the
         application of the
         threshold limitation               51,940             --          51,940          9,067             --          9,067

     (i) Adjusted gross deferred
         tax assets expected to be
         realized following the
         balance sheet date                 51,940             --          51,940          9,067              0          9,067

     (ii)Adjusted gross deferred
         tax assets allowed per
         limitation                             --             --         145,539              0              0        134,570

     (c) Adjusted gross deferred
         tax assets (excluding the
         amount of deferred tax
         assets from (a) and (b)            45,325            833          46,158         44,750          1,574         46,324
         above offset by gross
         deferred tax liabilities

     Deferred tax assets admitted
         as the result of the
         application of SSAP No. 101
         (a+b+c)                       $    97,265    $     1,477    $     98,742   $    103,250    $     3,080    $   106,330

     Ratio percentage used to
         determine recovery period
         and threshold                                                        774%                                         845%

     Amount of adjusted capital and
         surplus used to determine
         recovery period and
         threshold amount                                            $  1,089,584                                  $ 1,002,323

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

                                                  2017                          2016                          CHANGE
                                       ---------------------------   ---------------------------    ---------------------------
                                        ORDINARY        CAPITAL        ORDINARY       CAPITAL        ORDINARY        CAPITAL
                                       ------------   ------------   -------------  -------------   ------------   ------------
     Adjusted gross DTAs               $   128,481    $     1,769    $    178,038   $      3,080    $   (49,557)   $    (1,311)
     Percentage of adjusted gross
        DTA by tax character
        attributable to the impact
        of tax planning strategies             0.0%           0.0%            0.0%           0.0%           0.0%           0.0%
     Net admitted adjusted gross
        DTAs                                97,265          1,477         103,250          3,080         (5,985)        (1,603)
     Percentage of adjusted net
        admitted adjusted gross
        DTAs by tax character
        admitted because of the
        impact of tax planning
        strategies                             0.5%           0.0%            1.5%           0.0%          -1.0%           0.0%

     The change in net deferred taxes is comprised of the following (exclusive of the change in non-admitted assets reported as a component of the Change in non-admitted Assets) at December 31:

                                                                           2017               2016             CHANGE
                                                                     ----------------   ----------------  ----------------
     Gross deferred tax assets                                       $       130,250    $       181,118   $       (50,868)
     Deferred tax liabilities                                                (46,157)           (46,324)              167
                                                                     ----------------   ----------------  ----------------
        Net deferred tax asset                                                84,093            134,794           (50,701)
     Tax effect of unrealized gains                                           (5,507)            (5,329)             (178)
                                                                     ----------------   ----------------  ----------------
     Net deferred income tax asset, excluding unrealized gains       $        89,600    $       140,123   $       (50,523)
                                                                     ================   ================  ================

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

                                                                                        2017               2016
                                                                                  ----------------   ----------------
     DEFERRED TAX ASSETS
       Discounting of unpaid losses                                               $            37    $            51
       Policyholder reserves                                                               64,093             75,788
       Deferred acquisition costs                                                          20,372             31,667
       Policyholder dividend accrual                                                        2,569              4,658
       Fixed and amortizable assets                                                         8,405             12,622
       Compensation and benefits accrual                                                   19,971             31,493
       Receivables nonadmitted                                                              5,632              7,041
       Other                                                                                7,402             14,718
                                                                                  ----------------   ----------------
           Ordinary deferred tax assets                                                   128,481            178,038
           Nonadmitted deferred tax assets                                                (31,216)           (74,788)
                                                                                  ----------------   ----------------
           Admitted ordinary deferred tax assets                                  $        97,265    $       103,250
       Capital
         Investments                                                                        1,769              3,080
         Nonadmitted                                                                         (292)                --
                                                                                  ----------------   ----------------
           Admitted deferred tax assets                                           $        98,742    $       106,330

     DEFERRED TAX LIABILITIES
       Investments                                                                $         6,632    $        10,454
       Fixed assets                                                                         5,862              8,578
       Deferred and uncollected premium                                                    12,501             19,217
       Policyholder reserves                                                               14,857                581
       Other                                                                                1,784              2,568
                                                                                  ----------------   ----------------
           Ordinary deferred tax liabilities                                               41,636             41,398
       Capital - investments                                                                4,521              4,926
                                                                                  ----------------   ----------------
           Deferred tax liabilities                                                        46,157             46,324
                                                                                  ----------------   ----------------

           Net admitted deferred tax asset                                        $        52,585    $        60,006
                                                                                  ================   ================

     The above table reflects the impact of the Tax Cuts and Jobs Act that was enacted on December 22, 2017. The reduction in deferred taxes during 2017 related to the impact of this legislation was $56,062.

     The Company has recorded a provisional amount for the temporary difference related to policy reserves of $63,800 which includes the transitional reserve adjustment of $14,600 and the realization thereof as the Company is currently working through a final analysis of the implications of the tax reserve changes due to the income tax effects of the Tax Cuts and Jobs Act legislation. The Company will complete its review in 2018 and account for any changes as a change in estimate.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     The following reconciliation which includes the impact of The Tax Cuts and Jobs Act enacted in December, 2017 accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate to income before federal income taxes at December 31:

                                                                                        2017              2016
                                                                                   ----------------  ----------------
     Tax expense at the federal statutory rate of 35%                              $        28,605   $        27,559
     Tax preferenced investment income                                                     (10,084)           (8,764)
     Nondeductible expenses                                                                    795               818
     Change in interest maintenance reserve                                                 (1,788)           (1,972)
     Change in nonadmitted assets                                                           (3,707)           (1,128)
     Elimination of statutory ceding commission amortization and capitalization             (1,241)           (1,218)
     Provision to return adjustment
     Change in pension liability                                                              (582)             (447)
     Change in deferred tax asset/liability due to change in enacted tax rate               59,733                --
     Other                                                                                    (498)           (1,356)
                                                                                   ----------------  ----------------
                                                                                   $        71,233   $        13,492
                                                                                   ================  ================

     Federal and foreign income taxes incurred                                     $        20,710   $        23,239
     Change in net deferred income taxes                                                    50,523            (9,747)
                                                                                   ----------------  ----------------
         Total statutory income tax                                                $        71,233   $        13,492
                                                                                   ================  ================

     Federal income tax-operating                                                  $        16,125   $        20,602
     Federal income tax-capital gains (losses)                                               4,585             2,637
                                                                                   ----------------  ----------------
         Federal income tax incurred                                               $        20,710   $        23,239
                                                                                   ================  ================

     The 2017 effect of the Tax Cuts and Jobs Act corporate income tax rate reduction related to the net unrealized capital gains is $3,672 and is included in the change in net unrealized capital gains (losses) less capital gains tax.

     The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

     2017                                                                                             $         9,458
     2016                                                                                             $         7,710
     2015                                                                                             $        10,488

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     A reconciliation of the beginning and ending liability for tax contingencies is as follows:


                                                                                       2017               2016
                                                                                  ----------------   ----------------

     Beginning of the year balance                                                $         1,390    $         5,097
       Additions based on tax positions related to the current year                         1,291                582
       Additions based on tax positions related to prior years                                 20                 --
       Decrease based on tax positions related to current year                               (330)              (596)
       Decrease for settlements                                                                --             (3,693)
                                                                                  ----------------   ----------------
     End of the year balance                                                      $         2,371    $         1,390
                                                                                  ================   ================

     The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision. No significant amounts were paid or accrued in the current year.

     The Company files tax returns in the U.S. federal jurisdiction and various state jurisdictions. For the major jurisdictions where it operates, the statutes remain open for the current and three prior calendar years. The Internal Revenue Service is currently examining the calendar year 2015 consolidated federal tax return which the Company joined in filing. As part of the examination, the Company and the Internal Revenue Service have reached a tentative agreement, consistent with prior settlements, with respect to an unrecognized benefit reported. As a result, it is anticipated that the unrecognized benefit balance will decline between $.8 million and $.9 million with the settlement of the audit in the next twelve months. No material adjustments are expected to be incurred as the result of the current examination.

11. REINSURANCE

     AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2017 and 2016, life reinsurance assumed was approximately 43 percent and 47 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 26 percent and 28 percent of gross life insurance premium income in 2017 and 2016, respectively. Premiums on accident and health reinsurance assumed were approximately 40 percent and 35 percent of gross accident and health premium income in 2017 and 2016, respectively.

     The Company cedes that portion of the total risk on an individual life in excess of $1,000. Prior to 2014, the amount ceded was in excess of $500. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

                                                                             2017               2016
                                                                        ----------------   ----------------
     Reinsurance ceded on ordinary life in force                        $    76,707,110    $    80,882,919
     Reinsurance ceded on group and credit life in force                      3,751,287          3,362,960
     Life reinsurance premiums ceded                                            191,939            192,500
     Accident and health reinsurance premiums ceded                              79,216             78,384
     Reinsurance recoveries                                                     318,072            320,969

     All AUL reinsurance agreements qualify for accounting as transfers of risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2017 and 2016 by $2,242,881 and $2,167,948,
     respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2017 and 2016 by $86,903 and $87,984, respectively, for reinsurance ceded.

     Two reinsurers account for approximately 89 percent of AUL's December 31, 2017 ceded reserves for life, annuity and accident and health insurance. These insurers maintain A.M. Best ratings between A+ and A-. Management believes amounts recoverable from these reinsurers are collectable. The remainder of such ceded reserves is spread among numerous reinsurers.

     The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2017, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2017 or 2016.

     The Company did not commute any material ceded reinsurance in 2017 or 2016.

12. DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

     MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2017 and 2016 was $227,518 and $216,044, respectively. MidAmerica does not have an exclusive contract with the Company.

13. RISK-BASED CAPITAL

     The NAIC requires companies to calculate Risk-based Capital ("RBC") to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2017, the Company's calculated RBC exceeded the minimum RBC requirements.

14. COMMITMENTS AND CONTINGENCIES

     Various lawsuits have arisen in the course of the Company's business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow.

     During the third quarter of 2016, the Company received a settlement from a service provider which resulted in a gain of $21,717 which has been reported as other income in the statements of operations.

15. SURPLUS NOTES AND SHAREHOLDER DIVIDENDS

     In 1996, AUL issued $75,000 of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

     Interest is payable semiannually in March and September. Interest payments of $5,813 and $5,813 were approved and paid in 2017 and 2016, respectively. Total interest paid inception to date is $125,680.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2017 and 2016 would have been $1,453.

     Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company's statutory surplus as of the most recently preceding December 31 or 100 percent of the Company's statutory gain from operations for the twelve month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $102,055 in 2018.

     The Company paid no dividends in 2017 or 2016.

     The Company received a capital contribution of $30,000 in 2017.

     The portion of unassigned surplus represented or reduced by each item below as of December 31, 2017 is as follows:

     Nonadmitted asset values                                                               $     (97,034)
     Asset valuation reserve                                                                $    (103,193)
     Net unrealized loss                                                                    $     (10,739)
     Reinsurance recoverables from unauthorized companies                                   $        (102)

16. FEDERAL HOME LOAN BANK OF INDIANAPOLIS

     In 2015, the Company entered into a line of credit for amounts up to $50,000 with the Federal Home Loan Bank of Indianapolis (FHLBI) which matured in 2017. During 2017, the Company entered into a new line of credit agreement for amounts up to $50,000 which will mature in 2019. The interest rate is determined based upon the FHLB variable advance rate at the time of a draw. The LOC is used to provide overnight liquidity. There is no amount outstanding on this facility as of December 31, 2017.

     The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5 percent of outstanding borrowings. At December 31, 2017 and 2016, the carrying value of the FHLBI Class B common stock was $77,548 and $50,538, respectively. The carrying value of the FHLBI common stock approximates fair value.

     Funding Agreements associated with the FHLBI totaled $1,670,574 and $1,069,064 as of December 31, 2017 and 2016, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the Funding Agreements with bond maturities. The Funding Agreements are classified as Deposit Type Contracts and had a carrying value of $1,672,070 and $1,070,094 at December 31, 2017 and 2016, respectively. Interest paid was $27,298 and $22,906 in 2017 and 2016, respectively.

     The line of credit and Funding Agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $2,586,797 and $1,782,023 at December 31, 2017 and 2016, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets,

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $2,604,472.

     The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $5,399 at December 31, 2017.

17. FAIR VALUE OF FINANCIAL INSTRUMENTS

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

     - Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

     - Level 2 - Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

     - Level 3 - Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities; for example the FHLBI stock.

     In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

     The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

     The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative. The derivative assets and liabilities consist of options contracts. The Company's derivative products are categorized as Level 2 in the fair value hierarchy.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company's investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

     The table below presents the balances of assets measured at fair value as of December 31:

                                                QUOTED PRICES IN     SIGNIFICANT        SIGNIFICANT           TOTAL
                                                 ACTIVE MARKETS       OBSERVABLE        UNOBSERVABLE           FAIR
     2017                                           LEVEL 1            LEVEL 2            LEVEL 3             VALUE
     ---------------------------------------   -----------------  -----------------  -----------------  -----------------
     ASSETS
       Common stocks
         Industrial & misc                     $             38   $             --   $         80,166   $         80,204
         Mutual funds                                    43,676                 --                 --             43,676
                                               -----------------  -----------------  -----------------  -----------------
           Total common stocks                           43,714                 --             80,166            123,880
       Derivatives                                           --             29,328                 --             29,328
       Separate account assets *                     14,755,056                 --                 --         14,755,056
                                               -----------------  -----------------  -----------------  -----------------
           Total Assets                        $     14,798,770   $         29,328   $         80,166   $     14,908,264
                                               =================  =================  =================  =================
     LIABILITIES
        Derivatives                            $             --   $         17,994   $             --   $         17,994

                                                QUOTED PRICES IN     SIGNIFICANT        SIGNIFICANT           TOTAL
                                                 ACTIVE MARKETS       OBSERVABLE        UNOBSERVABLE           FAIR
     2016                                           LEVEL 1            LEVEL 2            LEVEL 3             VALUE
     ---------------------------------------   -----------------  -----------------  -----------------  -----------------
     ASSETS
       Common stocks
         Industrial & misc                     $         11,078   $             --   $         52,939   $         64,017
         Mutual funds                                    29,952                 --                 --             29,952
                                               -----------------  -----------------  -----------------  -----------------
           Total common stocks                           41,030                 --             52,939             93,969
       Derivatives                                           --             18,154                 --             18,154
       Separate account assets *                     12,857,576                 --                 --         12,857,576
                                               -----------------  -----------------  -----------------  -----------------
           Total Assets                        $     12,898,606   $         18,154   $         52,939   $     12,969,699
                                               =================  =================  =================  =================
     LIABILITIES
        Derivatives                            $             --   $         10,976   $             --   $         10,976

--------
     *SEPARATE ACCOUNT ASSETS REPRESENT SEGREGATED FUNDS THAT ARE INVESTED ON BEHALF OF CUSTOMERS. INVESTMENT RISKS ASSOCIATED WITH MARKET VALUE CHANGES ARE BORNE BY THE CUSTOMER.

     There were no transfers between Level 1 and Level 2 of the fair value hierarchy. The Company's policy is to recognize transfers between levels at amortized cost as of the beginning of the reporting period. The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

                                                                                                       COMMON STOCKS
                                                                                                     INDUSTRIAL & MISC
                                                                                                   ---------------------
       BEGINNING BALANCE AT DECEMBER 31, 2015                                                      $             48,090
          Transfer into level 3                                                                                      --
          Transfer out of level 3                                                                                    --
          Total gains included in net income                                                                         --
          Total gains included in surplus                                                                           340
          Purchases                                                                                               4,509
          Issuances                                                                                                  --
          Sales                                                                                                      --
          Settlements                                                                                                --
                                                                                                   ---------------------
       ENDING BALANCE AT DECEMBER 31, 2016                                                         $             52,939
          Transfer into level 3                                                                                      --
          Transfer out of level 3                                                                                    --
          Total gains included in net income                                                                         --
          Total gains included in surplus                                                                           213
          Purchases                                                                                              27,015
          Issuances                                                                                                  --
          Sales                                                                                                      (1)
          Settlements                                                                                                --
                                                                                                   ---------------------
       ENDING BALANCE AT DECEMBER 31, 2017                                                         $             80,166
                                                                                                   =====================

     Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

     Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

     The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

     The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

     The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

     Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

     The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

     The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

                                                                 2017
                            --------------------------------------------------------------------------------   NOT PRACTICABLE
                                FAIR            ADMITTED                                                           CARRYING
                                VALUE            VALUE          LEVEL 1          LEVEL 2          LEVEL 3           VALUE
                            --------------   --------------  --------------   --------------   -------------   ----------------
     Assets
       Bonds                $  11,033,782    $  10,506,525   $     215,277    $   9,792,425    $  1,026,080    $            --
       Preferred stocks             7,714            7,533              --            7,714              --                 --
       Common stocks              123,880          123,880          43,714               --          80,166                 --
       Mortgage loans           1,924,913        1,965,168              --               --       1,924,913                 --
       Contract loans                  --          346,379              --               --              --            346,379
       Derivatives                 29,328           29,328              --           29,328              --                 --
       Other invested
         assets                   159,938          154,506              --           44,306         115,632                 --
       Securities
         lending
         reinvested
         collateral assets        315,223          315,234         129,100          186,123              --                 --
       Short-term
         investments               16,473           16,480          16,473               --              --                 --
       Corporate owned
         life insurance            91,155           91,155              --           91,155              --                 --
       Employee and
         agent trust                  133              133              --              133              --                 --
       Separate account
         assets                14,755,056       14,755,056      14,755,056               --              --                 --
     Liabilities
       Derivatives                 17,994           17,994              --           17,994              --                 --
       Payable for
         securities
         lending                  315,223          315,234         129,100          186,123              --                 --
       Funding
         agreements             1,666,360        1,672,070              --               --       1,666,360                 --

                                                                 2016
                            --------------------------------------------------------------------------------   NOT PRACTICABLE
                                FAIR            ADMITTED                                                          CARRYING
                                VALUE            VALUE          LEVEL 1          LEVEL 2          LEVEL 3           VALUE
                            --------------   --------------  --------------   --------------   -------------   ----------------
     Assets
       Bonds                $   9,770,332    $   9,405,914   $     101,083    $   9,511,201    $    158,048    $            --
       Preferred stocks             7,522            7,533              --            7,522              --                 --
       Common stocks               93,970           93,969          41,031               --          52,939                 --
       Mortgage loans           1,704,771        1,743,541              --               --       1,704,771                 --
       Contract loans                  --          311,943              --               --              --            311,943
       Derivatives                 18,154           18,154              --           18,154              --                 --
       Other invested
         assets                    83,808           81,281              --           28,553          55,255                 --
       Securities
         lending
         reinvested
         collateral assets             --               --              --               --              --                 --
       Short-term
         investments                7,936            7,950                            7,244             692                 --
       Corporate owned
         life insurance            82,425           82,425              --           82,425              --                 --
       Employee and
         agent trust                3,621            3,621              --            3,621              --                 --
       Separate account
         assets                12,857,576       12,857,576      12,857,576               --              --                 --
     Liabilities
       Derivatives                 10,976           10,976              --           10,976              --                 --
       Payable for
         securities
         lending                       --               --              --               --              --                 --
       Funding
         agreements             1,068,451        1,070,094              --               --       1,068,451                 --

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2017 AND 2016
(DOLLARS IN THOUSANDS)

18. SUBSEQUENT EVENTS

    Management has evaluated the impact of all subsequent events through April 4, 2018, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                             SUPPLEMENTAL SCHEDULES

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017
(DOLLARS IN THOUSANDS)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves:

Investment income earned
   Government bonds                                                                         $        31,375
   Other bonds (unaffiliated)                                                                       416,369
   Preferred stocks (unaffiliated)                                                                      458
   Common stocks (unaffiliated)                                                                       3,304
   Mortgage loans                                                                                    82,036
   Real estate                                                                                       16,127
   Premium notes, policy loans and liens                                                             16,789
   Cash/short-term investments                                                                          138
   Other invested assets                                                                              6,671
   Aggregate write-ins for investment income                                                            767
                                                                                            ----------------
     Gross investment income                                                                $       574,034
                                                                                            ================
Real estate owned--book value less encumbrances                                             $        91,469
Mortgage loans--book value
   Residential mortgages                                                                    $            80
   Commercial mortgages                                                                           1,965,088
                                                                                            ----------------
       Total mortgage loans                                                                 $     1,965,168
                                                                                            ================
Mortgage loans by standing--book value
   Good standing                                                                            $     1,964,176
   Good standing with restructured terms                                                                992
   Interest overdue more than three months, not in foreclosure
   Foreclosure in process                                                                                --
                                                                                            ----------------
       Total mortgage loans                                                                 $     1,965,168
                                                                                            ================
Other long-term assets--statement value                                                     $       192,598
Common stock of parent, subsidiary, and affiliates--book value                              $         3,503
Bonds and short-term investments by class and maturity
   Bonds by maturity--statement value
     Due within one year or less                                                            $       701,185
     Over 1 year through 5 years                                                                  3,150,817
     Over 5 years through 10 years                                                                3,203,060
     Over 10 years through 20 years                                                               1,657,302
     Over 20 years                                                                                1,763,416
     No maturity date                                                                                47,225
                                                                                            ----------------
       Total by maturity                                                                    $    10,523,005
                                                                                            ================
   Bonds by class--statement value
     Class 1                                                                                $     6,422,437
     Class 2                                                                                      3,837,617
     Class 3                                                                                        189,150
     Class 4                                                                                         62,873
     Class 5                                                                                         10,928
     Class 6                                                                                             --
                                                                                            ----------------
         Total by class                                                                     $    10,523,005
                                                                                            ================
   Total bonds publicly traded                                                              $     6,338,402
   Total bonds privately placed                                                             $     4,184,603

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, CONTINUED
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017
(DOLLARS IN THOUSANDS)

Preferred stocks--statement value                                                           $         7,533
Common stocks--market value                                                                 $       127,383
Short-term investments--book value                                                          $        16,480
Derivatives - statement value, net                                                          $        11,334
Cash (overdraft) on deposit                                                                 $        80,521
Life insurance in force, net of reinsurance
   Ordinary                                                                                 $    11,814,134
   Credit life                                                                              $            --
   Group life                                                                               $    40,912,570
Amount of accidental death insurance in force under ordinary policies                       $            32
Life insurance policies with disability provisions in force
   Ordinary                                                                                 $         9,333
   Group life                                                                               $        35,055
Supplementary contracts
   Ordinary--not involving life contingencies
     Amount on deposit                                                                      $        31,425
     Income payable                                                                         $           252
   Ordinary--involving life contingencies
     Income payable                                                                         $           223
   Group--not involving life contingencies
     Amount on deposit                                                                      $            69

Annuities
   Ordinary
     Immediate--amount of income payable                                                    $        27,748
     Deferred--fully paid account balance                                                   $            14
     Deferred--not fully paid account balance                                               $     1,155,390
   Group
     Amount of income payable                                                               $       116,713
     Fully paid account balance                                                             $       602,349
     Not fully paid account balance                                                         $     5,223,274
Accident and health insurance--premiums in force
   Ordinary                                                                                 $        51,415
   Group                                                                                    $       115,553
   Credit                                                                                   $            87

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, CONTINUED
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017
(DOLLARS IN THOUSANDS)

Deposit funds and dividend accumulations
   Deposit funds--account balance                                                           $         7,689
   Dividend accumulations--account balance                                                  $        44,783
Claim payments (by accident year)
   Group accident and health
     2017                                                                                   $        26,912
     2016                                                                                   $        13,404
     2015                                                                                   $         3,161
     2014                                                                                   $         1,096
     2013                                                                                   $           668
     Prior                                                                                  $        20,514
   Other accident and health
     2017                                                                                   $            --
     2016                                                                                   $            --
     2015                                                                                   $            --
     2014                                                                                   $            --
     2013                                                                                   $            --
     Prior                                                                                  $            --
   Other coverages that use developmental methods to calculate claims reserves

     2017                                                                                   $            --
     2016                                                                                   $            --
     2015                                                                                   $            --
     2014                                                                                   $            --
     2013                                                                                   $            --
     Prior                                                                                  $            --

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2017
(DOLLARS IN THOUSANDS)

The Company's gross investment holdings as filed in the 2017 Annual Statement are $13,649,290.

                                                                                    ADMITTED ASSETS AS REPORTED
                                        GROSS INVESTMENT HOLDINGS                     IN THE ANNUAL STATEMENT
                                      ----------------------------   ----------------------------------------------------------
                                                                                      SECURITIES
                                                                                       LENDING
                                                                                      REINVESTED
                                                                                      COLLATERAL
                                          AMOUNT       PERCENTAGE        AMOUNT         AMOUNT      TOTAL AMOUNT    PERCENTAGE
                                      -------------   ------------   -------------  -------------   -------------   -----------
INVESTMENT CATEGORIES
BONDS
   US Treasury Securities             $    168,173           1.23%   $    168,173   $         --    $    168,173          1.23%
   U.S. Government agency and
     corporate obligations
     (excluding mortgage-backed
     securities)
     Issued by US Government
       agencies                              8,627           0.06%          8,627             --           8,627          0.06%
     Issued by US
       Government-sponsored agencies            --             --              --             --              --          0.00%
   Foreign government (including
     Canada, excluding
     mortgage-backed securities)             5,274           0.04%          5,274             --           5,274          0.04%
   Securities issued by states,
     territories, and possessions
     and political subdivisions in
     the US
     State and territory and
       possession general
       obligations                         10,653           0.08%         10,653             --          10,653          0.08%
     Political subdivisions of
       states, territories and
       possessions political
       subdivisions general
       obligations                           2,310           0.02%          2,310             --           2,310          0.02%
     Revenue and assessment
       obligations                         165,616           1.21%        165,616             --         165,616          1.21%
     Industrial development bonds
       and similar obligations                  --           0.00%             --             --              --          0.00%
   Mortgage-backed securities
     (including residential and
     commercial MBS)
     Pass-through securities
       Guaranteed by GNMA                    1,559           0.01%          1,559             --           1,559          0.01%
       Issued by FNMA and FHLMC              7,526           0.06%          7,526             --           7,526          0.06%
       Other pass-through securities       158,441           1.16%        158,441             --         158,441          1.16%
     CMOs and REMICs
       Issued by FNMA, FHLMC or GNMA     1,249,375           9.15%      1,249,375             --       1,249,375          9.15%
       Privately issued and
         collateralized by MBS
         issued or guaranteed by
         GNMA, FNMA, or FHLMC               11,095           0.08%         11,095             --          11,095          0.08%
       All other privately issued          417,559           3.06%        417,559         29,942         447,501          3.28%
OTHER DEBT AND OTHER FIXED INCOME
   SECURITIES (EXCLUDING SHORT
   TERM)
   Unaffiliated domestic securities
     (includes credit tenant loans
     rated by the SVO)                   6,830,759          50.04%      6,830,759         34,842       6,865,601         50.30%
   Unaffiliated foreign securities       1,469,558          10.77%      1,469,558             --       1,469,558         10.77%
   Affiliated securities                        --             --              --             --              --          0.00%

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUMMARY INVESTMENT SCHEDULE, CONTINUED
DECEMBER 31, 2017
(DOLLARS IN THOUSANDS)

                                                                                     ADMITTED ASSETS AS REPORTED
                                        GROSS INVESTMENT HOLDINGS                      IN THE ANNUAL STATEMENT
                                      ----------------------------   ----------------------------------------------------------
                                                                                     SECURITIES
                                                                                      LENDING
                                                                                     REINVESTED
                                                                                     COLLATERAL
                                          AMOUNT       PERCENTAGE       AMOUNT         AMOUNT       TOTAL AMOUNT    PERCENTAGE
                                      -------------   ------------   -------------  -------------   -------------   -----------
EQUITY INTEREST
   Investments in mutual funds              43,676           0.32%         43,676             --          43,676          0.32%
   Preferred stocks
     Affiliated                                 --             --              --             --              --          0.00%
     Unaffiliated                            7,533           0.06%          7,533             --           7,533          0.06%
   Publicly traded equity
     securities (excluding
     preferred stocks)
     Affiliated                                 --             --              --             --              --          0.00%
     Unaffiliated                               --           0.00%             --             --              --          0.00%
   Other equity securities
     Affiliated                              3,503           0.03%          3,503             --           3,503          0.03%
     Unaffiliated                           80,204           0.59%         80,204             --          80,204          0.59%
   Other equity interests including
     tangible personal
     property under leases
     Affiliated                                 --             --              --             --              --          0.00%
     Unaffiliated                               --             --              --             --              --          0.00%

MORTGAGE LOANS
   Construction and land
     development                                --             --              --             --              --          0.00%
   Agricultural                                 --             --              --             --              --          0.00%
   Single family residential
     properties                                 80           0.00%             80             --              80          0.00%
   Multifamily residential
     properties                                 --             --              --             --              --          0.00%
   Commercial loans                      1,965,088          14.40%      1,965,088             --       1,965,088         14.40%

REAL ESTATE INVESTMENTS
   Property occupied by the company         75,803           0.56%         75,803             --          75,803          0.56%
   Property held for the production
     of income                              15,666           0.11%         15,666             --          15,666          0.11%
   Property held for sale                       --             --              --             --              --          0.00%
Contract Loans                             346,379           2.54%        346,379             --         346,379          2.54%
Derivatives                                 29,328           0.21%         29,328             --          29,328          0.21%
Receivables for securities                   8,764           0.06%          8,764             --           8,764          0.06%
Securities lending                         315,234           2.31%        315,234             --
Cash and short-term investments             97,001           0.71%         97,001        250,450         347,451          2.55%
Other invested assets                      154,915           1.13%        154,506             --         154,506          1.13%
                                      -------------   ------------   -------------  -------------   -------------   -----------
     TOTAL INVESTED ASSETS            $ 13,649,699         100.00%   $ 13,649,290   $    315,234    $ 13,649,290        100.00%
                                      =============   ============   =============  =============   =============   ===========

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2017
(DOLLARS IN THOUSANDS)

1. State the reporting entity's total admitted assets as reported on its annual statement. $14,049,899

2. State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

                                                                                                          PERCENTAGE OF TOTAL
     INVESTMENT CATEGORY                                                                AMOUNT              ADMITTED ASSETS
     ---------------------------------------------------------------------------   -----------------   ------------------------
     2.01  FEDERAL HOME LOAN BANK COMM                                             $         77,548                        0.6%
     2.02  AMERICAN WATER WORKS COMPANY INC                                                  71,112                        0.5%
     2.03  FCO_17-9                                                                          59,000                        0.4%
     2.04  ROYAL DUTCH SHELL PLC                                                             50,684                        0.4%
     2.05  ANHEUSER BUSCH INBEV NV                                                           50,162                        0.4%
     2.06  DUKE ENERGY CORP                                                                  45,726                        0.3%
     2.07  BERKSHIRE HATHAWAY INC                                                            45,719                        0.3%
     2.08  WELLS FARGO & COMPANY                                                             44,853                        0.3%
     2.09  VERIZON COMMUNICATIONS INC                                                        44,790                        0.3%
     2.10  SIEMENS AG                                                                        44,324                        0.3%

3. State the amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

                                               PERCENTAGE OF TOTAL                                           PERCENTAGE OF TOTAL
                                                    ADMITTED             PREFERRED                                ADMITTED
     BONDS                     AMOUNT                ASSETS               STOCKS             AMOUNT                ASSETS
     -------------------   ----------------   --------------------   ----------------   ----------------   --------------------
     3.01 NAIC - 1               6,422,437                   45.7%          P/RP - 1    $             --                    0.0%
     3.02 NAIC - 2               3,837,617                   27.3%          P/RP - 2               7,533                    0.1%
     3.03 NAIC - 3                 189,150                    1.3%          P/RP - 3                  --                    0.0%
     3.04 NAIC - 4                  62,873                    0.4%          P/RP - 4                  --                    0.0%
     3.05 NAIC - 5                  10,928                    0.1%          P/RP - 5                  --                    0.0%
     3.06 NAIC - 6                      --                    0.0%          P/RP - 6                  --                    0.0%

4. State the amounts and percentages of the reporting entity's total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31--DERIVATIVE INSTRUMENTS), including:

   Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

     4.01  Total admitted assets held in foreign investments                       $      1,236,330                        8.8%
     4.02  Foreign-currency-denominated investments                                              --                        0.0%
     4.03  Insurance liabilities denominated in that same foreign currency                       --                        0.0%

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2017
(DOLLARS IN THOUSANDS)

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                          PERCENTAGE OF TOTAL
                                                                                        AMOUNT              ADMITTED ASSETS
                                                                                   -----------------   ------------------------
     5.01  Countries rated NAIC-1                                                  $      1,186,690                        8.4%
     5.02  Countries rated NAIC-2                                                            49,640                        0.4%
     5.03  Countries rated NAIC-3 or below                                                       --                        0.0%

6. Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

                                                                                                          PERCENTAGE OF TOTAL
                                                                                        AMOUNT              ADMITTED ASSETS
                                                                                   -----------------   ------------------------
           Countries rated NAIC-1
     6.01  Country: Australia                                                      $        313,052                        2.2%
     6.02  Country: United Kingdom                                                          299,909                        2.1%

           Countries rated NAIC-2
     6.03  Country: Mexico                                                         $         39,140                        0.3%
     6.04  Country: Spain                                                                    10,500                        0.1%

           Countries rated NAIC-3 or below
     6.05  Country:                                                                $             --                        0.0%
     6.06  Country:                                                                              --                        0.0%

                                                                                                          PERCENTAGE OF TOTAL
                                                                                        AMOUNT              ADMITTED ASSETS
                                                                                   -----------------   ------------------------

7. Aggregate unhedged foreign currency exposure                                    $             --                        0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

     8.01  Countries rated NAIC-1                                                  $             --                        0.0%
     8.02  Countries rated NAIC-2                                                                --                        0.0%
     8.03  Countries rated NAIC-3 or below                                                       --                        0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

     9.01  Country:                                                                $             --                        0.0%
     9.02  Country:                                                                              --                        0.0%

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2017
(DOLLARS IN THOUSANDS)

List the 10 largest sovereign (i.e. non-governmental) foreign issues:

                                                                                                          PERCENTAGE OF TOTAL
                                                                                        AMOUNT              ADMITTED ASSETS
                                                                                   -----------------   ------------------------

     10.01 1FE ROYAL DUTCH SHELL PLC                                               $         50,684                        0.4%
     10.02 1FE SIEMENS AG                                                                    44,324                        0.3%
     10.03   1Z CSL LTD                                                                      37,037                        0.3%
     10.04 1FE MACQUARIE GROUP LTD                                                           27,744                        0.2%
     10.05 1FE INVESCO LTD                                                                   27,267                        0.2%
     10.06    1FONTERA CO-OPERATIVE GROUP LTD                                                26,047                        0.2%
     10.07 2FE PERNOD-RICARD SA                                                              25,997                        0.2%
     10.08   1Z DEXUS PROPERTY GROUP                                                         24,000                        0.2%
     10.09 2FE BRITISH SKY BROADCASTING GROUP PLC                                            23,938                        0.2%
     10.10    2 KONINKLIJKE PHILIPS ELECTRONICS NV                                           23,871                        0.2%

11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? Yes [ X ] No [ ]


     11.01 Total admitted assets held in Canadian investments                      $             --                        0.0%
     11.02 Canadian-currency denominated investments                                             --                        0.0%
     11.03 Canadian-denominated insurance liabilities                                            --                        0.0%
     11.04 Unhedged Canadian currency exposure                                                   --                        0.0%

Line 12 is not applicable because the Company does not have contractual sales restrictions.

Line 13 is not applicable because the Company's equity securities are less than 2.5% of admitted assets.

Line 14 is not applicable because the Company's nonaffiliated, privately placed equities is less than 2.5% of admitted assets.

Line 15 is not applicable because the Company's general partnership interests are less than 2.5% of admitted assets.

16. With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

    Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity's total admitted assets? Yes [ ] No[X]

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2017
(DOLLARS IN THOUSANDS)

   List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

                                                                                                       PERCENTAGE OF TOTAL
     TYPE (RESIDENTIAL, COMMERCIAL, AGRICULTURAL)                                        AMOUNT          ADMITTED ASSETS
     -----------------------------------------------------------------------------   ---------------   --------------------
     16.02   Commercial                                                              $       26,791                    0.2%
     16.03   Commercial                                                                      26,000                    0.2%
     16.04   Commercial                                                                      24,756                    0.2%
     16.05   Commercial                                                                      24,296                    0.2%
     16.06   Commercial                                                                      24,152                    0.2%
     16.07   Commercial                                                                      23,422                    0.2%
     16.08   Commercial                                                                      21,321                    0.2%
     16.09   Commercial                                                                      17,063                    0.1%
     16.10   Commercial                                                                      16,933                    0.1%
     16.11   Commercial                                                                      15,795                    0.1%

   Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                       PERCENTAGE OF TOTAL
                                                                                         AMOUNT          ADMITTED ASSETS
                                                                                     ---------------   --------------------
     16.12   Commercial                                                              $           --                    0.0%
     16.13   Commercial                                                                          --                    0.0%
     16.14   Commercial                                                                          --                    0.0%
     16.15   Commercial                                                                          --                    0.0%
     16.16   Commercial                                                                         991                    0.0%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                     RESIDENTIAL                      COMMERCIAL                     AGRICULTURAL
                            ------------------------------   ------------------------------  ------------------------------
                                             PERCENTAGE OF                    PERCENTAGE OF                   PERCENTAGE OF
                                                TOTAL                            TOTAL                           TOTAL
                                               ADMITTED                         ADMITTED                        ADMITTED
     LOAN-TO VALUE              AMOUNT          ASSETS           AMOUNT          ASSETS          AMOUNT          ASSETS
     --------------------   --------------  --------------   -------------   --------------  --------------  --------------

     17.01 above 95%        $          --             0.0%            991              0.0%  $          --             0.0%
     17.02 91% to 95%                  --             0.0%             --              0.0%             --             0.0%
     17.03 81% to 90%                  --             0.0%             --              0.0%             --             0.0%
     17.04 71% to 80%                  --             0.0%             --              0.1%             --             0.0%
     17.05 below 70%                   80             0.0%      1,964,176             14.3%             --             0.0%

Line 18 is not applicable because the Company's investments held in real estate are less than 2.5% of admitted assets.

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2017
(DOLLARS IN THOUSANDS)

Line 19 is not applicable because the Company's investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

Line 20 Securities lending or repurchase agreements.

                                                AT YEAR-END
                                            PERCENTAGE OF TOTAL                       AT END OF EACH QUARTER
                                      --------------------------------  ---------------------------------------------------
                                                           ADMITTED         1ST QTR           2ND QTR           3RD QTR
                                          AMOUNT            ASSET            AMOUNT            AMOUNT            AMOUNT
                                      ---------------   --------------  ----------------  ---------------   ---------------
                                                                           (UNAUDITED)      (UNAUDITED)       (UNAUDITED)
     Securities lending (do not
       include assets held as
       collateral for such
       transactions)                  $  297,064,656              2.1%  $            --   $       81,681    $      193,936
     Repurchase agreements                        --              0.0%               --               --                --
     Reverse repurchase agreements                --              0.0%               --               --                --
     Dollar repurchase agreements                 --              0.0%               --               --                --
     Dollar reverse repurchase
       agreements                                 --              0.0%               --               --                --

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps and floors.

Line 22 Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards.

                                               AT YEAR-END
                                           PERCENTAGE OF TOTAL                        AT END OF EACH QUARTER
                                      --------------------------------  ---------------------------------------------------
                                                           ADMITTED         1ST QTR           2ND QTR           3RD QTR
                                          AMOUNT            ASSET            AMOUNT            AMOUNT            AMOUNT
                                      ---------------   --------------  ----------------  ---------------   ---------------
                                                                          (UNAUDITED)      (UNAUDITED)       (UNAUDITED)
     Hedging                     \                --              0.0%               --               --                --
     Income generation                            --              0.0%               --               --                --
     Replications                                 --              0.0%               --               --                --
     Other                                        --              0.0%               --               --                --

Line 23 is not applicable since the Company does not have potential exposure for futures contracts.

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO THE SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, SUMMARY INVESTMENT SCHEDULE AND SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017

1. BASIS OF PRESENTATION

   The accompanying schedules and interrogatories present selected financial data as of December 31, 2017 and for the year then ended for purposes of complying with the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners' Annual Statement Instructions and agree to or are included in the amounts reported in the Company's 2017 Statutory Annual Statement as filed with the IDOI.

   Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional information in connection with the offering described herein.

There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

             INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                VOYAGE PROTECTOR

                     Individual Variable Annuity Contracts

                                    Sold By

                                AMERICAN UNITED
                           LIFE INSURANCE COMPANY(R)

                              One American Square
                        Indianapolis, Indiana 46206-0368
                      (800) 537-6442 - www.oneamerica.com
                      STATEMENT OF ADDITIONAL INFORMATION

                               Dated: May 1, 2018

                            PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     1.   Included in Prospectus (Part A):

          Condensed Financial Information (7)(8)

     2.   Included in Statement of Additional Information (Part B):

          (a) Financial Statements of AUL American Individual Variable Annuity Unit Trust (8)

                    Report of Independent Registered Public Accounting Firm

                    Statements of Net Assets as of December 31, 2017

                    Statements of Operations for the period ended December 31, 2017

                    Statements of Changes in Net Assets for the periods ended December 31, 2017 and 2016

                    Notes to Financial Statements

          (b) Statutory Financial Statements of American United Life Insurance Company (8)

                    Report of Independent Registered Public Accounting Firm

                    Statements of Admitted Assets, Liabilities and Surplus as of December 31, 2017 and 2016

                    Statements of Operations for the years ended December 31, 2017 and 2016

                    Statements of Changes in Surplus for the years ended December 31, 2017 and 2016

                    Statements of Cash Flow for the years ended December 31, 2017 and 2016

                    Notes to Financial Statements

(b)  Exhibits

     1. Resolution of the Executive Committee of American United Life Insurance Company ("AUL") establishing AUL American Individual Unit Trust (1)

     2.   Not applicable

     3.   Underwriting Agreements

          3.1 Distribution Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. (1)

          3.2  Form of Selling Agreement (1)

     4.   Individual Variable Annuity Contract Forms

          4.1  Flexible Premium Variable Annuity Contract IVA2007 (1)

          4.2  Enhanced Death Benefit Rider (1)

          4.3  Guaranteed Minimum Withdrawal Benefit Rider (1)

          4.4  Lifetime Guaranteed Minimum Withdrawal Benefit Rider (1)

          4.5  Owner Lifetime Guaranteed Minimum Withdrawal Benefit Rider (1)

          4.6  Long Term Care Facility & Terminal Illness Benefit Rider (1)

          4.7  6% Extra Credit Premium Rider (1)

          4.8  Guaranteed Return of Premium Rider (1)

     5.   Form of Individual Variable Annuity Application (1)

     6.   Certificate of Incorporation and By-Laws of the Depositor

          6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

          6.2 Certification of the Indiana Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

          6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company (1)

          6.4 Second Amended and Restated Bylaws of American United Life Insurance Company (1)

     7.   Not applicable

     8.   Form of Participation Agreements:

          8.1  Form of Participation Agreement with Alger American Fund (1)

          8.2 Form of Participation Agreement with American Century Variable Portfolios (1)

          8.3 Form of Participation Agreement with Calvert Variable Series, Inc. (1)

          8.4 Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

          8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

          8.6  Form of Participation Agreement with Janus Aspen Series (1)

          8.7  Form of Participation Agreement with PBHG Funds, Inc. (1)

          8.8  Form of Participation Agreement with Safeco Resource Series Trust
               (1)

          8.9 Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (1)

          8.10 Form of Participation Agreement with INVESCO Variable Investment Funds, Inc. (1)

          8.11 Form of Amendment to the Participation Agreement between American United Life Insurance Company and Pioneer Funds Distributor, Inc.
               (1)

          8.12 Form of Participation Agreement between American United Life Insurance Company and Neuberger Berman Advisers Management Trust
               (1)

          8.13 Form of Participation Agreement between American United Life Insurance Company and AIM Variable Insurance Funds (1)

          8.14 Form of Participation Agreement between American United Life Insurance Company and Dreyfus Investment Portfolios and Dreyfus Variable Investment Fund (1)

          8.15 Form of Participation Agreement between Timothy and American United Life Insurance Company (1)

          8.16 Form of Participation Agreement between Vanguard Funds and American United Life Insurance Company (1)

          8.17 Form of Amendment to Schedule A of Participation Agreement between American United Life Insurance Company and T. Rowe Price Equity Series, Inc. (1)

          8.18 Form of Addendum to the Account Services Agreement between American United Life Insurance Company and Thornburg Investment Management, Inc. (1)

          8.19 Form of Participation Agreement between American United Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors (3)

          8.20 Form of Participation Agreement between American United Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc. (3)

          8.21 Form of Participation Agreement between American United Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. (3)

          8.22 Form of Participation Agreement between American United Life Insurance Company and AllianceBernstein (3)

          8.23 Form of Participation Agreement between American United Life Insurance Company and Northern Lights Variable Trust (5)

          8.24 Form of Participation Agreement between American United Life Insurance Company and Goldman Sachs Variable Insurance Trust (6)

     9. Opinion and Consent of Associate General Counsel of AUL as to the legality of the Contracts being registered (2)

     10.  Miscellaneous Consents

          10.1 Consent of Independent Auditors (8)

          10.2 Consent of Dechert Price & Rhoads (2)

          10.3 Powers of Attorney (7)

          10.4 Rule 483 Certified Resolution (8)

     11.  Not applicable

     12.  Not applicable

----------
(1)  Filed with the Registrant's Registration Statement on March 19, 2007.

(2) Filed with Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on July 12, 2007.

(3) Filed with the Registrant's Post-Effective Amendment No. 1 to the Registration Statement on May 1, 2008.

(4) Filed with the Registrant's Post-Effective Amendment No. 5 to the Registration Statement on April 19, 2012.

(5) Filed with the Registrant's Post-Effective Amendment No. 8 to the Registration Statement on April 24, 2015.

(6) Filed with the Registrant's Post-Effective Amendment No. 9 to the Registration Statement on April 22, 2016.

(7) Filed with the Registrant's Post-Effective Amendment No. 10 to the Registration Statement on April 26, 2017.

(8) Filed with the Registrant's Post-Effective Amendment No. 11 to the Registration Statement on April 25, 2018.

ITEM 25. DIRECTORS AND OFFICERS OF AUL

NAME AND PRINCIPAL                        POSITIONS AND OFFICES
BUSINESS ADDRESS*                                   WITH AUL
--------------------------------------------------------------------------------------------------------------
J. Scott Davison        President and Chief Executive Officer (8/13 - present);
                        Chairman, AUL (3/14 - present)

Jeffrey D. Holley       Executive Vice President, Chief Financial Officer and Treasurer (6/14 - present);
                        Director, AUL (10/11 - present)

Kelly M. Huntington     Senior Vice President, Enterprise Strategy (7/15 - present);
                        Director, AUL (10/15 - present)

John C. Mason           Senior Vice President and Chief Investment Officer (5/13 - present);
                        Director, AUL (2/12 - present)

Karin W. Sarratt        Senior Vice President and Chief Human Resources Officer (9/16 - present);
                        Director, AUL (12/16 - present)

Thomas M. Zurek         Executive Vice President, Secretary and Senior Chief Legal Counsel (8/17 - present);
                        Director, AUL (3/02 - present)

----------
* The Principal business address of all the persons listed is One American Square, Indianapolis, Indiana 46206-0368

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's life reinsurance division, most reinsurance and AUL Long Term Care Solutions, Inc. were transferred to Employers Reinsurance Corporation on July 1, 2002.

MCCREADY AND KEENE, INC., ("McCready") is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement.

NEWOHIO, LLC ("NewOhio") is an Indiana limited liability company that was formed by OneAmerica on May 2, 2011 for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

OLDOHIO, LLC ("OldOhio") is an Indiana limited liability company that was formed by OneAmerica on September 19, 2011, for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

ONEAMERICA ASSET MANAGEMENT, LLC ("OAM") is a limited liability company organized under the laws of Indiana on October 12, 2012. OAM acts as an investment adviser registered with the appropriate governmental or regulatory authorities and succeeds to the investment advisory business of AUL. The sole initial member of the OAM is OneAmerica Financial Partners, Inc which is wholly owned by AUMIHC.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is a stock holding company organized under the laws of Indiana. OAFP is wholly owned by AUMIHC which must always hold at least 51 percent of the voting of the stock of OAFP. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033. OAFP owns 100 percent of the voting stock of AUL and is the sole member of OAM.

ONEAMERICA INVESTMENT ADVISORY SERVICES LLC ("OAIAS") is a limited liability company organized under the laws of Indiana on August 3, 2016. OAIAS acts as an investment adviser registered with the appropriate governmental or regulatory authorities. The sole member of OAIAS is OneAmerica Financial Partners, Inc. which is wholly owned by AUMIHC.

ONEAMERICA RETIREMENT SERVICES LLC ("OARS") is an Indiana limited liability company engaged in the business of providing recordkeeping and related services to retirement plans.

ONEAMERICA SECURITIES, INC. ("OAS") (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2017, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2017, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC ("Pioneer") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

THE STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

REGISTRANT, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), and AUL AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

ITEM 27. NUMBER OF CONTRACTOWNERS

As of March 31, 2018, AUL has issued 8,356 Individual variable annuity contracts associated with the Registrant, 1,225 of which are the No Withdrawal Charge contracts (DirectPoint); 1,439 of which are the SelectPoint contracts; 2,428 of which are the StarPoint contracts; and 3,264 were Voyage Protector contracts.

ITEM 28. INDEMNIFICATION

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company provides as follows:

       (a) Coverage. The Corporation shall indemnfy as a matter of right, every person made a party to a proceeding because such person (an "Indemnitee") is or was:

              (i)    a member of the Board of Directors of the Corporation,

              (ii)   an officer of the Corporation, or

              (iii) while a director or officer of the Corporation, serving at the Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

                     Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

       (b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

       (c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

ITEM 29. PRINCIPAL UNDERWRITERS

       (a) Other Activity. In addition to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929), AUL American Individual Variable Life Unit Trust (File No. 811-08311) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

       (b) Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:

NAME AND PRINCIPAL                                                               POSITIONS AND OFFICES
BUSINESS ADDRESS*                                                          WITH ONEAMERICA SECURITIES, INC.
----------------------------------------------------------   ----------------------------------------------------------
Matthew T. Fleetwood                                         President & Director

Beth Haney                                                   Treasurer & Director

Dennis C. Martin                                             Chairman of the Board & Director

Terry W. Burns                                               Director

James Crampton                                               Tax Director

Sue E. Uhl                                                   Secretary, Chief Counsel & Anti-Money Laundering Officer

Anthony M. Smart                                             Vice President, Business Technology

Jay B. Williams                                              Chief Compliance Officer

John W. Zeigler                                              Vice President, Insurance Agency Registrations

Eric D. Smiley                                               Vice President, Operations

Bryan Hartley                                                Acting Financial Operations Principal

----------
* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

       (c)    Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, Indiana 46206-0368.

ITEM 31. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS

The registrant hereby undertakes:

       (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

       (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

       (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of
              Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

       (b) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 25th day of April, 2018.

                                    AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT
                                    TRUST
                                    (Registrant)

                                    By: American United Life Insurance Company
                                    By:
                                       ----------------------------------------
                                    Name: J. Scott Davison*
                                    Title: Chairman, President & CEO

                                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                    (Depositor)

                                    By:
                                       ----------------------------------------
                                    Name: J. Scott Davison*
                                    Title: Chairman, President & CEO

* By: /s/ Stephen L. Due
      ---------------------------
Stephen L. Due as Attorney-in-fact
Date: April 25, 2018

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

               SIGNATURE                              TITLE                         DATE
----------------------------------------   ---------------------------   ---------------------------
J. Scott Davison*                          Chairman                      April 25, 2018

Jeffrey D. Holley*                         Director                      April 25, 2018

Kelly M. Huntington*                       Director                      April 25, 2018

John C. Mason*                             Director                      April 25, 2018

Karin W. Sarratt*                          Director                      April 25, 2018

Thomas M. Zurek*                           Director                      April 25, 2018

/s/ Stephen L. Due
-------------------------------------------
*By: Stephen L. Due as Attorney-in-fact
Date: April 25, 2018

                          EXHIBITS FILED WITH FORM N-4

NUMBER IN FORM, N-4, ITEM 24(b)                                        NAME OF EXHIBIT
--------------------------------------------------   --------------------------------------------------
                 10.1                                Consent of Independent Auditor

                 10.4                                Rule 483 Certified Resolution